                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08104

                               CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive Suite 280
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                               Constellation Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

[Constellation Funds Group LOGO]

                                                                   ANNUAL REPORT

                                                              September 30, 2005

Constellation Clover Core Value Fund

Constellation Clover Small Cap Value Fund

Constellation Clover Core Fixed Income Fund

Constellation Clover Income Plus Fund

Constellation Chartwell Ultra Short Duration Fixed Income Fund

Constellation Chartwell Short Duration Fixed Income Fund

Constellation Chartwell High Yield Fund

Constellation HLAM Large Cap Quality Stock Fund

Constellation Pitcairn Diversified Value Fund

Constellation Pitcairn Select Value Fund

Constellation Pitcairn Diversified Growth Fund

Constellation Pitcairn Small Cap Fund

Constellation Pitcairn Family Heritage(R) Fund

Constellation Pitcairn Taxable Bond Fund

Constellation Pitcairn Tax-Exempt Bond Fund

Constellation Sands Capital Select Growth Fund

Constellation TIP Small Cap Value Opportunities Fund

Constellation TIP Mid Cap Fund

Constellation TIP Financial Services Fund

Constellation TIP Healthcare & Biotechnology Fund

Constellation International Equity Fund

Constellation Strategic Value and High Income Fund

Contents
--------------------------------------------------------------------------------

1      Letter to Shareholders

2      Performance

4      Disclosure of Fund Expenses

6      Investment Review: Constellation Clover Core Value Fund

8      Investment Review: Constellation Clover Small Cap Value Fund

10     Investment Review: Constellation Clover Core Fixed Income Fund

12     Investment Review: Constellation Clover Income Plus Fund

14     Investment Review: Constellation Chartwell Ultra Short Duration Fixed Income Fund

16     Investment Review: Constellation Chartwell Short Duration Fixed Income Fund

18     Investment Review: Constellation Chartwell High Yield Fund

20     Investment Review: Constellation HLAM Large Cap Quality Stock Fund

22     Investment Review: Constellation Pitcairn Diversified Value Fund

24     Investment Review: Constellation Pitcairn Select Value Fund

26     Investment Review: Constellation Pitcairn Diversified Growth Fund

28     Investment Review: Constellation Pitcairn Small Cap Fund

30     Investment Review: Constellation Pitcairn Family Heritage(R) Fund

32     Investment Review: Constellation Pitcairn Taxable Bond Fund

34     Investment Review: Constellation Pitcairn Tax-Exempt Bond Fund

36     Investment Review: Constellation Sands Capital Select Growth Fund

38     Investment Review: Constellation TIP Small Cap Value Opportunities Fund

40     Investment Review: Constellation TIP Mid Cap Fund

42     Investment Review: Constellation TIP Financial Services Fund

44     Investment Review: Constellation TIP Healthcare & Biotechnology Fund

46     Investment Review: Constellation International Equity Fund

48     Investment Review: Constellation Strategic Value and High Income Fund

50     Financial Statements

128    Notes to Financial Statements

144    Report of Independent Registered Public Accounting Firm

145    Notice to Shareholders

146    Trustees and Officers of the Trust

148    Shareholder Voting Results

Shareholder Services

Constellation Fund shareholders receive annual and semiannual reports, and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free number, 1 (866) 242 5742, visit our website, www.constellationfundsgroup.com, or write to Constellation Funds Group, P.O. Box 219520, Kansas City, Missouri 64105-9520

Letter to Shareholders
--------------------------------------------------------------------------------

To our shareholders

November 18, 2005

Dear Shareholder:

Behind this letter is the Annual Report of the Constellation Funds. It contains financial and other information regarding your investment through September 30, 2005. We hope that you find the commentary for each Fund helpful.

Thank you for your investment.

Sincerely,


/s/ John H. Grady
---------------------------------
John H. Grady,
President, Constellation Funds


                                        Constellation Funds 2005 Annual Report 1

Performance
--------------------------------------------------------------------------------

Total Returns of Constellation Funds

Through September 30, 2005

The performance data quoted represents past performance. Past performance is no guarantee of future results. The principal value and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please call (866) 242-5742 for the most recent month-end performance information.

                                                                                                                  Net
                                                 Three    Year to    One    Three    Five    Ten      Since      Assets
                                                 Months     Date     Year   Years   Years   Years   Inception    ($mil)
-----------------------------------------------------------------------------------------------------------------------
Constellation Clover Core Value Fund(1)           5.38     11.17    24.83   22.38   12.39   11.06     12.54     $171.25
Russell 3000 Value Index                          3.81      5.57    16.78   20.81    6.42   11.59     13.17
Inception Date: 12/6/91
-----------------------------------------------------------------------------------------------------------------------
Constellation Clover Small Cap Value Fund(1)      3.99      2.49    16.29   22.14   13.29     n/a     14.78     $450.01
Russell 2000 Value Index                          3.09      4.02    17.75   24.89   15.18     n/a     13.33
Inception Date: 2/28/96
-----------------------------------------------------------------------------------------------------------------------
Constellation Clover Core Fixed Income Fund      (0.87)     1.78     2.27    2.87    5.82    6.02      6.61     $ 26.17
Lehman Aggregate Bond Index                      (0.68)     1.83     2.80    3.96    6.63    6.55      6.88
Inception Date: 12/6/91
-----------------------------------------------------------------------------------------------------------------------
Constellation Clover Income Plus Fund             0.55       n/a      n/a     n/a     n/a     n/a      2.04     $  4.94
S&P 500 Index                                     3.60       n/a      n/a     n/a     n/a     n/a      3.16
Lehman Aggregate Bond Index                      (0.68)      n/a      n/a     n/a     n/a     n/a      1.79
Inception Date: 2/28/05
-----------------------------------------------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration
   Fixed Income Fund                              0.76      2.22     2.67    1.90    3.13    4.66      4.82     $305.22
Merrill Lynch 3-Month U.S. Treasury Bill Index    0.83      2.13     2.62    1.68    2.48    3.90      4.08
Inception Date: 3/1/94
-----------------------------------------------------------------------------------------------------------------------
Constellation Chartwell Short Duration
   Fixed Income Fund                              0.09      1.57     2.12    2.04    3.99    4.99      5.14     $112.83
Lehman 1-3 Year U.S. Government Bond Index        0.10      1.03     1.09    1.68    4.25    5.07      5.17
Inception Date: 3/1/94
-----------------------------------------------------------------------------------------------------------------------
Constellation Chartwell High Yield Fund           1.64      0.15     3.60   11.27   (0.67)    n/a     (0.26)    $  6.36
Merrill Lynch High Yield, Cash Pay Index          0.91      2.14     6.69   15.36    7.74     n/a      5.56
Inception Date: 2/27/98
-----------------------------------------------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality
   Stock Fund                                     2.92     (2.09)    5.70    8.22   (3.04)   6.30      7.26     $ 16.14
Russell 1000 Growth Index                         4.01      2.22    11.60   14.74   (8.64)   6.89      8.42
Inception Date: 4/30/92
-----------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Value Fund     3.55      4.01    13.47   18.61    5.31     n/a      5.72     $168.54
Russell 1000 Value Index                          3.88      5.72    16.69   20.48    5.76     n/a      6.14
Inception Date: 8/4/00
-----------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Select Value Fund          3.16      0.76     8.82   16.63    3.20     n/a      4.36     $ 65.40
Russell 1000 Value Index                          3.88      5.72    16.69   20.48    5.76     n/a      5.95
Inception Date: 8/11/00
-----------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Growth Fund    2.66     (0.85)    8.71   13.19   (9.53)    n/a     (9.94)    $116.56
Russell 1000 Growth Index                         4.01      2.22    11.60   14.74   (8.64)    n/a     (8.81)
Inception Date: 8/4/00
-----------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Small Cap Fund(1)          2.17     (1.61)    8.69   18.17   10.65     n/a     10.86     $ 95.94
Russell 2000 Index                                4.69      3.38    17.95   24.12    6.44     n/a      6.20
Inception Date: 8/25/00
-----------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Family Heritage(R) Fund    2.79     (0.70)    6.72   14.34    0.21    9.88      9.87     $ 84.45
Wilshire 5000 Index                               3.89      3.91    14.65   18.43   (0.53)   9.43     10.72
Inception Date: 8/4/00(2)
-----------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Taxable Bond Fund         (0.97)     0.94     1.50    4.01    6.06    5.90      6.99     $ 47.97
Lehman U.S. Government Credit Index              (0.97)     1.74     2.56    4.13    6.89    6.59      7.89
Inception Date: 8/4/00(2)
-----------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Tax-Exempt Bond Fund      (0.55)     1.83     2.78    3.33    5.71    5.21      5.83     $111.58
Lehman Municipal Bond Index                      (0.12)     2.79     4.07    4.18    6.34    6.07      7.15
Inception Date: 8/11/00(2)
-----------------------------------------------------------------------------------------------------------------------


2 Constellation Funds 2005 Annual Report

Performance
--------------------------------------------------------------------------------

                                                                                                                  Net
                                                  Three   Year to   One     Three    Five    Ten      Since     Assets
                                                 Months     Date    Year    Years   Years   Years   Inception   ($mil)
----------------------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select
   Growth Fund - Class I Shares                    5.26     2.90    14.85   21.73   (3.11)    n/a     (4.69)   $ 81.98
Russell 1000 Growth Index                          4.01     2.22    11.60   14.74   (8.64)    n/a     (8.91)
Inception Date: 8/27/04(3)
----------------------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select
   Growth Fund - Class II Shares                   5.26     2.90    14.71   21.68   (3.13)    n/a     (4.71)   $163.00
Russell 1000 Growth Index                          4.01     2.22    11.60   14.74   (8.64)    n/a     (8.91)
Inception Date: 8/11/00
----------------------------------------------------------------------------------------------------------------------
Constellation TIP Small Cap Value
   Opportunities Fund(1)                           8.39     9.68    24.32   30.21     n/a     n/a     22.20    $ 74.24
Russell 2000 Value Index                           3.09     4.02    17.75   24.89     n/a     n/a     13.31
Inception Date: 3/4/02
----------------------------------------------------------------------------------------------------------------------
Constellation TIP Mid Cap Fund(1)                  9.70    18.53    35.24     n/a     n/a     n/a     29.29    $  0.84
Russell Midcap Index                               5.92    10.07    25.10     n/a     n/a     n/a     23.68
Inception Date: 1/2/03
----------------------------------------------------------------------------------------------------------------------
Constellation TIP Financial Services Fund(4)       3.65     2.61    18.27   21.78    4.92     n/a     12.89    $ 16.39
S&P 500 Financials Index                           0.72    (1.60)    6.20   15.37    2.56     n/a     12.45
Inception Date: 5/22/96
----------------------------------------------------------------------------------------------------------------------
Constellation TIP Healthcare &
   Biotechnology Fund(1)(4)                        5.15    11.01    21.10   19.36     n/a     n/a     11.91    $ 59.74
S&P 500 Healthcare Index                           1.40     4.96    10.42    8.85     n/a     n/a     (1.03)
Inception Date: 2/28/01
----------------------------------------------------------------------------------------------------------------------
Constellation International Equity Fund            9.65     8.97    24.19   22.34   (0.89)   3.20      4.98    $127.93
MSCI All Country World ex-U.S. Index              11.83    12.19    29.48   27.19    4.81    6.61      7.11
Inception Date: 8/4/00(2)
----------------------------------------------------------------------------------------------------------------------
Constellation Strategic Value
   and High Income Fund                            5.57     5.34    14.22     n/a     n/a     n/a     20.05    $  0.82
50/50 Blend of the Russell 2000 Value Index
   and Merrill Lynch High Yield, Cash Pay Index    2.02     3.17    12.28     n/a     n/a     n/a     20.79
S&P 500 Index                                      3.60     2.76    12.25     n/a     n/a     n/a     13.89
Inception Date: 10/31/02
----------------------------------------------------------------------------------------------------------------------

The Constellation Funds are distributed by Constellation Investment Distribution Company Inc., Berwyn, PA 19312. The investor should consider the investment objectives, risks, charges and expenses carefully before investing. This information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these funds, can be obtained by calling (866) 242-5742. Read the prospectus carefully before investing.

Returns less than one year are cumulative. The performance in the above table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect performance would have been lower. The indexes mentioned are unmanaged statistical composites of stock market or bond market performance. Investing in an index is not possible.

(1) Investing in small and medium capitalization companies and science and technology companies may subject the funds to specific inherent risks, including above-average price fluctuations.

(2) For periods prior to August 2000, when the Fund began operating, the performance data quoted represents past performance of Pitcairn Investment Management's similarly managed common trust fund, adjusted to reflect fees and expenses expected to be borne by the Fund. The common trust fund was not a registered mutual fund, and therefore, was not subject to certain investment and tax restrictions which may have adversely affected performance.

(3) Class I Shares for the periods prior to the inception date shown reflect the performance of the Fund's Class II Shares.

(4) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.


                                        Constellation Funds 2005 Annual Report 3

Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

* Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

* Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (in the "Annualized Expense Ratios" column) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown may not apply to your specific investment.

-------------------------------------------------------------------------------------------------------
                                                 Beginning         Ending      Annualized     Expenses
                                               Account Value   Account Value     Expense    Paid During
                                                   4/1/05         9/30/05        Ratios       Period*
-------------------------------------------------------------------------------------------------------
Constellation Clover Core Value Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                               $1,000.00       $1,094.90        1.14%        $5.99
Hypothetical Fund Return                          1,000.00        1,019.35        1.14          5.77
-------------------------------------------------------------------------------------------------------
Constellation Clover Small Cap Value Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,066.80        1.23          6.37
Hypothetical Fund Return                          1,000.00        1,018.90        1.23          6.23
-------------------------------------------------------------------------------------------------------
Constellation Clover Core Fixed Income Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,020.40        0.80          4.05
Hypothetical Fund Return                          1,000.00        1,021.06        0.80          4.05
-------------------------------------------------------------------------------------------------------
Constellation Clover Income Plus Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,039.60        1.30          6.65
Hypothetical Fund Return                          1,000.00        1,018.55        1.30          6.58
-------------------------------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration
   Fixed Income Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,014.60        0.67          3.38
Hypothetical Fund Return                          1,000.00        1,021.71        0.67          3.40
-------------------------------------------------------------------------------------------------------
Constellation Chartwell Short Duration Fixed
   Income Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,014.10        0.71          3.58
Hypothetical Fund Return                          1,000.00        1,021.51        0.71          3.60
-------------------------------------------------------------------------------------------------------
Constellation Chartwell High Yield Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,022.60        0.52          2.64
Hypothetical Fund Return                          1,000.00        1,022.46        0.52          2.64
-------------------------------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality Stock
   Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,032.70        1.25          6.37
Hypothetical Fund Return                          1,000.00        1,018.80        1.25          6.33
-------------------------------------------------------------------------------------------------------


4 Constellation Funds 2005 Annual Report

Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                 Beginning         Ending      Annualized     Expenses
                                               Account Value   Account Value     Expense    Paid During
                                                   4/1/05         9/30/05        Ratios       Period*
-------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Value
   Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                               $1,000.00       $1,046.60        1.08%        $ 5.54
Hypothetical Fund Return                          1,000.00        1,019.65        1.08           5.47
-------------------------------------------------------------------------------------------------------
Constellation Pitcairn Select Value Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,034.00        1.13           5.76
Hypothetical Fund Return                          1,000.00        1,019.40        1.13           5.72
-------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Growth
   Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,034.00        1.10           5.61
Hypothetical Fund Return                          1,000.00        1,019.55        1.10           5.57
-------------------------------------------------------------------------------------------------------
Constellation Pitcairn Small Cap Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,039.00        1.09           5.57
Hypothetical Fund Return                          1,000.00        1,019.60        1.09           5.52
-------------------------------------------------------------------------------------------------------
Constellation Pitcairn Family Heritage(R)
   Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,032.10        1.28           6.52
Hypothetical Fund Return                          1,000.00        1,018.65        1.28           6.48
-------------------------------------------------------------------------------------------------------
Constellation Pitcairn Taxable Bond Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,020.20        0.89           4.51
Hypothetical Fund Return                          1,000.00        1,020.61        0.89           4.51
-------------------------------------------------------------------------------------------------------
Constellation Pitcairn Tax-Exempt Bond Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,022.00        0.69           3.50
Hypothetical Fund Return                          1,000.00        1,021.61        0.69           3.50
-------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select Growth
   Fund - Class I
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,133.50        1.12           5.99
Hypothetical Fund Return                          1,000.00        1,019.45        1.12           5.67
-------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select Growth
   Fund - Class II
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,132.10        1.37           7.32
Hypothetical Fund Return                          1,000.00        1,018.20        1.37           6.93
-------------------------------------------------------------------------------------------------------
Constellation TIP Small Cap Value
   Opportunities Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,130.60        1.47           7.85
Hypothetical Fund Return                          1,000.00        1,017.70        1.47           7.44
-------------------------------------------------------------------------------------------------------
Constellation TIP Mid Cap Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,139.80        0.99           5.31
Hypothetical Fund Return                          1,000.00        1,020.10        0.99           5.01
-------------------------------------------------------------------------------------------------------
Constellation TIP Financial Services Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,078.80        1.67           8.70
Hypothetical Fund Return                          1,000.00        1,016.70        1.67           8.44
-------------------------------------------------------------------------------------------------------
Constellation TIP Healthcare & Biotechnology
   Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,118.60        1.91          10.14
Hypothetical Fund Return                          1,000.00        1,015.49        1.91           9.65
-------------------------------------------------------------------------------------------------------
Constellation International Equity Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,085.60        1.43           7.48
Hypothetical Fund Return                          1,000.00        1,017.90        1.43           7.23
-------------------------------------------------------------------------------------------------------
Constellation Strategic Value and High
   Income Fund
-------------------------------------------------------------------------------------------------------
Actual Fund Return                                1,000.00        1,082.90        0.24           1.25
Hypothetical Fund Return                          1,000.00        1,023.87        0.24           1.22
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


                                        Constellation Funds 2005 Annual Report 5

Investment Review
--------------------------------------------------------------------------------

Constellation Clover Core Value Fund

Investment Philosophy & Process

The Constellation Clover Core Value Fund is sub-advised by Clover Capital Management ("Clover"). The Fund seeks to produce attractive returns by investing in a diversified portfolio of stocks. The Fund invests in a broad range of large, medium and small capitalization companies which typically are found in the Russell 3000 Value Index. Clover focuses on companies that trade at attractive values relative to their cash flow, book value, financial strength, peer and company-specific historical valuation. Clover believes that application of classic value investment disciplines can yield attractive long term returns. Using a combination of valuation screens, technical analysis, and fundamental research, the analyst team seeks to find companies that have inexpensive valuations and improving business fundamentals.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Constellation Clover Core Value Fund posted a total return of 24.83% compared with a total return for the Russell 3000 Value Index of 16.78%. According to Lipper, the Fund ranked 43 out of 247 mid cap value funds for the one year period ending September 30, 2005, placing it in the 17th percentile.

Good stock selection in the healthcare and energy sectors led to the Fund's strong performance for the year. WellPoint and Aetna, both managed health care companies, and Triad Hospitals contributed significantly to performance in the healthcare sector. An overweight position in healthcare stocks also added to the Fund's returns. Valero Energy, an oil refiner and retailer, was the Fund's best performing stock and contributed the most to relative performance. National Oilwell Varco, an oilfield services company and Chesapeake Energy, an oil and gas producer, were also strong performers in the energy sector. Countrywide Financial detracted from performance for the year. After ranking among the Fund's top performers in calendar year 2004, Countrywide Financial declined in 2005, as investor fears of a decrease in mortgage origination levels hurt the stock. Other detractors included Jones Apparel Group, an apparel and footware retailer, and BISYS Group, a financial data processor.

There were no significant changes to Fund strategy during the period. Clover remained focused on identifying inexpensive stocks with improving fundamentals and improving investor sentiment. The current positioning of the Fund remains consistent. As the economic cycle continues to mature and age, the Fund has an emphasis on companies management believes are not dependent on rising economic growth to achieve good returns. The largest sector investments are in healthcare, utilities, and insurance companies. At the individual stock level, Fund management trims positions in stocks that have performed well and invests the proceeds in stocks of companies that are well positioned but whose stocks have not risen to their full potential.


6 Constellation Funds 2005 Annual Report

Investment Review
------------------------------------------

Constellation Clover Core Value Fund

Fund Profile                                   Sector Weightings*

As of September 30, 2005                       [THE FOLLOWING TABLE WAS REPRESENTED
                                               BY A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                               CCEVX
------------------------------------------     Financials                       25.0%
CUSIP                            21038A604     Cash Equivalents+                16.7%
------------------------------------------     Energy                           11.0%
% in 10 largest holdings*++          18.8%     Health Care                      10.9%
------------------------------------------     Utilities                         9.9%
# of holdings                           73     Consumer Staples                  8.0%
------------------------------------------     Industrials                       6.6%
Price/Earnings Ratio                           Information Technology            5.8%
  (wtd. harmonic avg.)              15.58x     Consumer Discretionary            3.9%
------------------------------------------     Materials                         2.2%
Weighted Average Market
  Capitalization             $32.2 billion     *    Percentages based on total investments.
------------------------------------------
Net assets                    $171 million     +    Cash equivalents include a short-term
------------------------------------------          investment held as collateral for
                                                    loaned securities (see Note 9 in the
Top 10 Holdings++                                   Notes to Financial Statements).

1    Valero Energy                             Lipper Inc. Performance Ranking
2    Loews
3    ConocoPhillips                            As of September 30, 2005
4    WellPoint
5    Aetna                                     Lipper Mid-Cap Value Category
6    Exxon Mobil
7    National Oilwell Varco                    Period    Rank               Percentile
8    Sovereign Bancorp                         ---------------------------------------
9    Merrill Lynch                             10 year   (30 of 46 funds)       65%
10   Radian Group                              ---------------------------------------
++   Excludes cash equivalent                  5 year    (39 of 102 funds)      38%
     and short-term investment                 ---------------------------------------
     held as collateral for                    3 year    (126 of 195 funds)     65%
     loaned securities.                        ---------------------------------------
                                               1 year    (43 of 247 funds)      17%
Market Capitalization   Investment Style
small             [_]   value        [X]
medium            [X]   blend        [_]
large             [_]   growth       [_]

Growth of $10,000 Investment in the Fund

September 30, 1995 - September 30, 2005**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

          Constellation    Russell
           Clover Core   Midcap Value   Russell 3000   Russell 3000
           Value Fund       Index          Index       Value Index
           -----------   ------------   ------------   ------------
Sep 30 95    $10,000       $10,000        $10,000        $10,000
Sep 96        11,105        11,574         11,902         11,748
Sep 97        14,040        16,233         16,505         16,722
Sep 98        13,198        15,630         17,269         17,052
Sep 99        14,007        17,087         21,814         20,059
Sep 00        15,921        19,308         25,782         21,935
Sep 01        16,638        19,301         18,586         20,185
Sep 02        15,578        18,247         15,088         16,977
Sep 03        18,944        23,411         18,999         21,203
Sep 04        22,875        29,409         21,708         25,632
Sep 05        28,555        37,090         24,871         29,933

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Clover Core Value Fund is December 6, 1991.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5   Past 10     Since
 year     years    years    years    inception
------   ------   ------   -------   ---------
24.83%   22.38%   12.39%    11.06%     12.54%

                                        Constellation Funds 2005 Annual Report 7

Investment Review
--------------------------------------------------------------------------------

Constellation Clover Small Cap Value Fund

Investment Philosophy & Process

The Constellation Clover Small Cap Value Fund is sub-advised by Clover Capital Management ("Clover"). The Fund holds a diversified portfolio of stocks, focused on companies with market capitalizations that fall in the small cap category similar to the Russell 2000 Index. Clover focuses on companies that trade at attractive values relative to their cash flow, book value, financial strength, peer and company-specific historical valuation. Clover believes that application of classic value investment disciplines within the smaller company universe can yield attractive long term returns. Using a combination of valuation screens, technical analysis, and fundamental research, the analyst team seeks to find companies that have inexpensive valuations and improving business fundamentals.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Constellation Clover Small Cap Value Fund gained 16.29%, net of expenses, compared with a return of 17.75% for the Russell 2000 Value Index and a return of 17.95% for the Russell 2000 Index. According to Lipper, for the one year period ending September 30, 2005, the Fund ranked 181 out of 242 small cap value funds, placing it in the 75th percentile among peers.

Security selection in the technology, energy and consumer sectors contributed positively to performance for the period. This strength was offset by sub-optimal selection in the materials and processing and producer durables sectors, resulting in underperformance versus the Russell 2000 Value Index for the year. Specific companies within the portfolio which detracted from performance included MagneTek, a supplier of digital power equipment, which suffered after it lost a patent infringement lawsuit, and Navigant International, a provider of corporate travel management services, whose stock price fell after the company cut earnings estimates. In addition, the stock of Georgia Gulf, a specialty chemicals company, retreated after experiencing significant gains during the calendar year 2004.

The Fund's holdings in CMS Energy, an energy holding company, NICE Systems, a provider of telecommunication equipment and solutions and Electronic Boutique Holding Company, a retailer of video game hardware and software and related products contributed positively to results. FelCor Lodging Trust was another strong performer in the portfolio. This company, a real estate investment trust with extensive hotel holdings, benefited from the favorable supply/demand situation in the lodging industry which allowed it to enjoy higher occupancy rates and pricing.

Clover remains focused on identifying inexpensive stocks with improving fundamentals and improving investor sentiment. The small cap asset class has enjoyed several years of outperformance which has left small caps more fully valued, on a relative basis, than they have been in some time. As a result, the Fund is prudently diversified in an array of stocks which management believes have fundamentally attractive business models and inexpensive valuations and are positioned to benefit from improving industry trends.


8 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Clover Small Cap Value Fund

Fund Profile                                                Sector Weightings*

As of September 30, 2005                                    [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                            A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                           TCSVX
------------------------------------------------------      Financials                       28.4%
CUSIP                                        21038A828      Industrials                      15.3%
------------------------------------------------------      Information Technology            9.8%
% in 10 largest holdings*++                      13.0%      Consumer Discretionary            9.2%
------------------------------------------------------      Cash Equivalents+                 8.4%
# of holdings                                      170      Utilities                         7.8%
------------------------------------------------------      Energy                            7.3%
Price/Earnings Ratio (wtd. harmonic avg.)       15.99x      Health Care                       5.0%
------------------------------------------------------      Consumer Staples                  4.6%
Weighted Average Market Capitalization    $1.6 billion      Materials                         2.7%
------------------------------------------------------      Telecommunication Services        1.5%
Net assets                                $450 million
------------------------------------------------------      *    Percentages based on total investments.
                                                            +    Cash equivalents include a short-term
Top 10 Holdings++                                                investment held as collateral for
                                                                 loaned securities (see Note 9 in the
1    FelCor Lodging Trust                                        Notes to Financial Statements).
2    CMS Energy
3    Colonial BancGroup                                     Lipper Inc. Performance Ranking
4    AmeriCredit
5    PFF Bancorp                                            As of September 30, 2005
6    American Financial Realty Trust
7    Reliant Energy                                         Lipper Small Cap Value Category
8    Nice Systems ADR
9    United Therapeutics                                    Period    Rank                 Percentile
10   Allmerica Financial                                    -----------------------------------------
++   Excludes cash equivalent                               5 year    (97 of 138 funds)        70%
     and short-term investment                              -----------------------------------------
     held as collateral for                                 3 year    (129 of 186 funds)       69%
     loaned securities.                                     -----------------------------------------
                                                            1 year    (181 of 242 funds)       75%
Market Capitalization   Investment Style
small             [X]   value        [X]
medium            [_]   blend        [_]
large             [_]   growth       [_]

Growth of $10,000 Investment in the Fund

February 29, 1996 - September 30, 2005**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            Constellation
           Clover Small Cap  Russell 2000   Russell 2000
              Value Fund        Index       Value Index
           ----------------  ------------   ------------
Feb 29 96      $10,000         $10,000        $10,000
Sep 96          10,838          10,752         10,785
Sep 97          16,169          14,320         15,385
Sep 98          12,733          11,596         13,417
Sep 99          15,511          13,808         14,199
Sep 00          20,101          17,037         16,381
Sep 01          22,543          13,424         17,299
Sep 02          20,584          12,175         17,047
Sep 03          26,072          16,619         22,444
Sep 04          32,256          19,739         28,203
Sep 05          37,511          23,282         33,209

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Clover Small Cap Value Fund is February 28, 1996.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5     Since
 year     years    years   inception
------   ------   ------   ---------
16.29%   22.14%   13.29%     14.78%

                                        Constellation Funds 2005 Annual Report 9

Investment Review
--------------------------------------------------------------------------------

Constellation Clover Core Fixed Income Fund

Investment Philosophy & Process

The Constellation Clover Core Fixed Income Fund is sub-advised by Clover Capital Management ("Clover"). The Fund seeks to produce attractive long-term total rates of return and a high level of current income by investing in a diversified portfolio of bonds. The Fund maintains a laddered maturity structure and a weighted average duration that is consistent with an intermediate-term bond portfolio. However, individual bonds may have a final maturity from one month to thirty years or more. The Fund focuses its investment in those sectors and individual issues that, in aggregate, are expected to produce a total rate of return greater than the return earned on the Lehman Aggregate Bond Index. Clover combines a top down macro economic outlook with individual security selection evaluation and techniques. Factors such as the business cycle, Federal Reserve policy, and credit spreads are taken into account to establish an overall framework for sector allocation and yield curve positioning, as well as the overall posture of the portfolio (offensive or defensive).

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Constellation Clover Core Fixed Income Fund posted a net total return of 2.27% versus 2.80% for the Lehman Aggregate Bond Index. According to Lipper, the Fund ranked 266 out of 458 intermediate investment grade bond funds for the one year period ending September 30, 2005, placing it in the 58th percentile.

Factors contributing positively to Fund performance for the period included the absence of automotive debt from holdings, an emphasis on AAA-rated mortgages and agencies rather than lower quality corporate issues and maintaining a portfolio consistent with the Fund's benchmark. The Fund's best performing holdings benefited from a flatter yield curve over the course of the year. The position in Freddie Mac PAC Interest Only Strips, which are structured to hold up strongly when interest rates rise, provided a significant total return as yields moved higher on the short end of the market. Additionally, the Fund's holdings in long Treasury bonds experienced material price appreciation as yields on long duration securities fell. Negatively impacting performance were two corporate bond holdings which underperformed similar duration Treasury bonds. These holdings were Marsh & McLennan 7.125% due 6/15/09 and Sysco 7.16% due 9/15/27. Marsh & McLennan suffered due to company specific issues including investigations into their business practices. The Sysco holding trailed due to a general spread widening in long duration corporate bonds.

Fund management raised the portfolio yield from 97% of the performance benchmark on September 30, 2004 to 102% of the Index by September 30, 2005. Eliminating the Fund's negative carry relative to the Lehman Aggregate Bond Index was designed to position the Fund to fully capture the benefits of above-index quality structure. Fund management also reduced the allocation to the credit sector from over 44% (market-value weight) of the portfolio to less than 33% as of September 30, 2005. Sales of longest duration and lowest quality corporate bonds reduced the contribution-to-portfolio-duration for the credit sector from 140% of the index to only 85% over the period. Fund management also reduced cash exposure from 3% on September 30, 2004 to less than 1% by September 30, 2005. In place of corporate securities and cash, management boosted the Fund's allocations to mortgage-backed securities, Treasuries, agencies and added positions in commercial mortgage-backed securities and taxable municipal securities.


10 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Clover Core Fixed Income Fund

Fund Profile                                           Sector Weightings*

As of September 30, 2005                               [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                       A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                     TCFIX
------------------------------------------------       U.S. Government
CUSIP                                  21038A703         Mortgage-Backed Obligations      40.1%
------------------------------------------------       Corporate Bonds                    28.1%
% in 10 largest holdings*                  37.5%       U.S. Treasury Obligations          16.7%
------------------------------------------------       U.S. Government Agency Obligations  5.8%
# of holdings                                 61       Convertible Bonds                   4.5%
------------------------------------------------       Asset Backed Security               2.1%
Weighted Average Effective Duration         4.51       Municipal Bond                      1.5%
------------------------------------------------       Cash Equivalents+                   1.2%
Weighted Average Quality                     AA2
------------------------------------------------       *    Percentages based on total investments.
Weighted Average Yield                      4.98       +    Cash equivalents include a short-term
------------------------------------------------            investment held as collateral for
Net assets                           $26 million            loaned securities (see Note 9 in the
------------------------------------------------            Notes to Financial Statements).

Top 10 Holdings                                        Lipper Inc. Performance Ranking

1    U.S. Treasury Note                                As of September 30, 2005
2    FNMA Pool #254759
3    Scana, MTN, Ser B                                 Lipper Intermediate Investment Grade Bond Category
4    FNMA Pool #689022
5    U.S. Treasury Note                                Period    Rank                Percentile
6    FNMA Pool #255111                                 ----------------------------------------
7    TVA                                               10 year   (50 of 138 funds)       36%
8    Conagra Foods                                     ----------------------------------------
9    U.S. Treasury Bond                                5 year    (168 of 290 funds)      58%
10   FHLMC Pool #G08062                                ----------------------------------------
                                                       3 year    (338 of 396 funds)      85%
 Quality      Duration                                 ----------------------------------------
low    [_]   short   [_]                               1 year    (266 of 458 funds)      58%
high   [X]   long    [_]

Growth of $10,000 Investment in the Fund

September 30, 1995 - September 30, 2005**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


             Constellation
           Clover Core Fixed    Lehman Aggregate
              Income Fund          Bond Index
           -----------------   -------------------
Sep 30 95      $10,000               $10,000
Sep 96          10,519                10,488
Sep 97          11,532                11,510
Sep 98          12,837                12,833
Sep 99          12,609                12,786
Sep 00          13,518                13,679
Sep 01          15,139                15,451
Sep 02          16,479                16,780
Sep 03          17,034                17,686
Sep 04          17,540                18,337
Sep 05          17,938                18,850

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Clover Core Fixed Income Fund is December 6, 1991.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5   Past 10     Since
 year     years    years    years    inception
------   ------   ------   -------   ---------
 2.27%    2.87%    5.82%    6.02%      6.61%

                                       Constellation Funds 2005 Annual Report 11

Investment Review
--------------------------------------------------------------------------------

Constellation Clover Income Plus Fund

Investment Philosophy & Process

The Constellation Clover Income Plus Fund is subadvised by Clover Capital Management ("Clover"). The Fund seeks to generate income and, to a lesser extent, capital appreciation, by allocating Fund assets to income and non-income producing equity securities, including common stocks, real estate investment trusts, preferred stocks and convertible securities. To generate income and enhance exposure to the equity markets, the Fund purchases investment grade and high yield fixed income securities (or unrated securities of equivalent quality) along with options on securities indices. In selecting securities, Clover considers factors such as dividend yield, potential appreciation and valuation, and for fixed income securities, credit quality. Clover also may consider other factors, such as competitive position, earnings outlook and price momentum. Clover generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

Fund Performance & Positioning

From the Fund's inception on February 28, 2005 through September 30, 2005, it posted a cumulative total return of 2.04% compared with a total return for the S&P 500 Index of 3.16% and 1.79% for the Lehman Aggregate Bond Index.

Fund performance was positively impacted by stock selection in the technology, utilities and consumer sectors. This benefit was offset by sub-optimal selection in the industrials and materials sectors. Sector weighting decisions had a positive impact on total performance, led by the financials, energy, materials, and consumer discretionary sectors. This was partially offset by the negative impact of weighting in the technology sector.

CMS Energy, an electric utility company, Callaway Golf, a producer of golf clubs, balls and accessories and Lufkin Industries, an oilfield services and equipment company, were among the most significant contributors to Fund performance. Coeur d'Alene Mining, a silver and gold mining company, Freidman Billings Ramsey Group, an investment banking company, and Alliance One International, a tobacco company, detracted from results for the period. There were no changes to Fund strategy during the period. Clover is focused on identifying attractively valued dividend-paying securities.


12 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Clover Income Plus Fund

Fund Profile                                                 Sector Weightings*

As of September 30, 2005                                     [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                              A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                             CCIPX
----------------------------------------                     Utilities                        26.9%
CUSIP                          21038A687                     Financials                       20.9%
----------------------------------------                     Cash Equivalent                  14.0%
% in 10 largest holdings*++        21.9%                     Industrials                       9.2%
----------------------------------------                     Energy                            7.7%
# of holdings                         88                     Consumer Discretionary            7.1%
----------------------------------------                     Consumer Staples                  4.1%
Net assets                    $5 million                     Exchange Traded Fund              4.1%
----------------------------------------                     Materials                         3.7%
                                                             Health Care                       1.6%
Top 10 Holdings++                                            Telecommunication Services        0.7%

1    iShares Dow Jones Select                                *    Percentages based on total investments.
     Dividend Index Fund
2    Chevron
3    Equity Residential
4    BP ADR
5    FPL Group
6    Wisconsin Energy
7    LTC Properties
8    Public Service Enterprise Group
9    CMS Energy
10   Constellation Energy Group
++   Excludes cash equivalent and securities sold short.

Growth of $10,000 Investment in the Fund

February 28, 2005 - September 30, 2005**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

           Constellation
           Clover Income   S&P 500   Lehman Aggregate
             Plus Fund      Index       Bond Index
           -------------   -------   ----------------
Feb 28 05     $10,000      $10,000       $10,000
Sep 05         10,204       10,316        10,179


**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Clover Income Plus Fund is February 28, 2005.

Cumulative Total Returns**

Period ending September 30, 2005

  Since
inception
---------
  2.04%

                                       Constellation Funds 2005 Annual Report 13

Investment Review
--------------------------------------------------------------------------------

Constellation Chartwell Ultra Short Duration Fixed Income Fund

Investment Philosophy & Process

The Constellation Chartwell Ultra Short Duration Fixed Income Fund is sub-advised by Chartwell Investment Partners. The Fund seeks to provide above market income, liquidity, and risk-adjusted total return. Fund management targets these goals using a low risk approach, selecting a core group of securities from better yielding sectors within the government markets, and enhancing liquidity and yield by combining very short maturities with fixed rate issues in a barbell structure. The Fund avoids higher risk strategies, including exposure to non-dollar currencies and lower quality credits. The Fund generally has a targeted duration of 0.5 years and has 100% of its portfolio in government quality issues.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund returned 2.67%, outperforming the Merrill Lynch 3-Month U.S. Treasury Bill Index return of 2.62%. According to Lipper, the Fund ranked 14 out of 76 ultra short obligation funds for the one year period ending September 30, 2005, placing it in the 18th percentile.

The Fund delivered good performance relative to its peers, during a period when many short duration assets were negatively impacted by sharply higher short term interest rates and a year-over-year increase in the Federal Funds rate from 1.75% to 3.75%. During the last year, the Fund benefited from its yield advantage over other short term fixed income alternatives. This advantage was achieved and maintained during the year primarily because of the Fund's emphasis in floating rate Agency CMO's and floating rate Agency debentures. The Fund also carried a position in overnight government-backed repurchase agreements throughout the year. The emphasis in floating rate and overnight investments allowed the Fund's yield to rise as market rates increased and provided a cushion against the price declines of longer maturity bonds. All holdings in the Fund are agency-backed, providing a 100% government quality portfolio. The Fund's focus on the high-quality source of excess yield provided by the government mortgage-backed securities (MBS) sector also benefited Fund performance during the year as the MBS sector outperformed the broad bond market. MBS performance was driven by declining prepayment risk and the resulting cushion to MBS bond prices as interest rates rose.


14 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Chartwell Ultra Short Duration Fixed Income Fund

Fund Profile                                           Sector Weightings*

As of September 30, 2005                               [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                        A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                      TSDOX
-------------------------------------------------      U.S. Government Mortgage-Backed Obligations   75.2%
CUSIP                                   21038A802      U.S. Government Agency Obligations            17.6%
-------------------------------------------------      Repurchase Agreement                           7.2%
% in 10 largest holdings*++                 32.0%
-------------------------------------------------      *    Percentages based on total investments.
# of holdings                                  96
-------------------------------------------------      Lipper Inc. Performance Ranking
Weighted Average Effective Duration           0.8
-------------------------------------------------      As of September 30, 2005
Weighted Average Quality               Government
-------------------------------------------------      Lipper Ultra Short Obligation Category
Weighted Average Life                         3.7
-------------------------------------------------      Period     Rank               Percentile
SEC 30-day Yield                            3.70%      ----------------------------------------
-------------------------------------------------      10 year    (4 of 19 funds)        21%
Net assets                           $305 million      ----------------------------------------
-------------------------------------------------      5 year     (15 of 37 funds)       41%
                                                       ----------------------------------------
Top 10 Holdings++                                      3 year     (16 of 50 funds)       32%
                                                       ----------------------------------------
1    FNMA CMO/REMIC Ser 2002-81, Cl F                  1 year     (14 of 76 funds)       18%
2    FNMA CMO/REMIC Ser 2003-61, Cl FK
3    FHLB
4    FHLB
5    FHLB
6    FHLMC CMO/REMIC
     Ser 2571, Cl FN
7    FHLB
8    FHLMC CMO/REMIC
     Ser 2650, Cl FX
9    FHLMC CMO/REMIC
     Ser 2892, Cl KF
10   FHLMC CMO/REMIC
     Ser 2827, Cl FW
++   Excludes repurchase agreement.

  Quality     Duration
low    [_]   short  [X]
high   [X]   long   [_]

Growth of $10,000 Investment in the Fund

September 30, 1995 - September 30, 2005**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  Constellation             Merrill Lynch
              Chartwell Ultra Short          3-Month U.S.
           Duration Fixed Income Fund    Treasury Bill Index
           ---------------------------   -------------------
Sep 30 95           $10,000                    $10,000
Sep 96               10,703                     10,548
Sep 97               11,366                     11,117
Sep 98               12,072                     11,712
Sep 99               12,717                     12,263
Sep 00               13,523                     12,972
Sep 01               14,482                     13,679
Sep 02               14,909                     13,952
Sep 03               15,118                     14,136
Sep 04               15,365                     14,292
Sep 05               15,775                     14,666

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Chartwell Ultra Short Duration Fixed Income Fund is March 1, 1994.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5   Past 10     Since
 year     years    years    years    inception
------   ------   ------   -------   ---------
2.67%     1.90%    3.13%    4.66%      4.82%

                                       Constellation Funds 2005 Annual Report 15

Investment Review
--------------------------------------------------------------------------------

Constellation Chartwell Short Duration Fixed Income Fund

Investment Philosophy & Process

The Constellation Chartwell Short Duration Fixed Income Fund is sub-advised by Chartwell Investment Partners. The Fund seeks to provide above market income, liquidity, and risk-adjusted total return. Fund management targets these goals using a low risk approach, selecting a core group of securities from better yielding sectors within the government and corporate markets, and enhancing liquidity and yield by combining very short maturities with fixed rate issues in a barbell structure. The Fund avoids higher risk strategies, including exposure to non-dollar currencies and below "A" rated credits. The Fund generally has an average duration of between 1.5 and 2.0 years and holds no more than 20% of the portfolio in non-government issues.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund returned 2.12%, outperforming the Lehman 1-3 Year U.S. Government Bond Index return of 1.09%. According to Lipper, the Fund ranked 2 out of 78 short-intermediate U.S. Government funds for the one year period ending September 30, 2005, placing it in the 3rd percentile.

The Fund's outperformance relative to the benchmark was primarily the result of a disciplined approach to security selection and portfolio structure as well as an emphasis on liquidity. During the last year, the Fund benefited from its yield advantage over most other short term fixed income alternatives; its slightly defensive average maturity, and the defensive nature of its security holdings. However, when compared to a broad range of short duration styles, the Fund's high quality emphasis did cause it to trail the returns available from the high yield bond sector. The Fund's position in floating rate and overnight investments contributed to performance and allowed the Fund's yield to rise as market rates increased and provided a cushion against the price declines of longer maturity bonds. All but 2% (AA rated bonds) of the holdings in the Fund are agency-backed, providing for a very high quality portfolio. The Fund's emphasis on the high-quality source of excess yield provided by the government mortgage-backed securities (MBS) sector also benefited Fund performance during the year as the MBS sector outperformed the broad bond market. MBS performance was driven by declining prepayment risk and the resulting cushion to MBS bond prices as interest rates rose. Finally, the Fund's barbell portfolio structure added to its performance advantage over the year, as the use of very short-term or floating rate maturities combined with slightly longer than benchmark maturities outperformed most bulleted types of portfolios.


16 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Chartwell Short Duration Fixed Income Fund

Fund Profile                                                Sector Weightings*

As of September 30, 2005                                    [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                             A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                       TSDGX
--------------------------------------------------          U.S. Government Mortgage-Backed Obligations   67.4%
CUSIP                                    21038A877          Cash Equivalents+                             10.1%
--------------------------------------------------          U.S. Treasury Obligations                      9.6%
% in 10 largest holdings*++                  38.6%          U.S. Government Agency Obligations             7.2%
--------------------------------------------------          Repurchase Agreement                           4.2%
# of holdings                                   86          Certificate of Deposit                         1.5%
--------------------------------------------------
Weighted Average Effective Duration            3.0          *    Percentages based on total investments.
--------------------------------------------------          +    Cash equivalents include a short-term
Weighted Average Quality                Government               investment held as collateral for
--------------------------------------------------               loaned securities (see Note 9 in the
Weighted Average Life                          3.7               Notes to Financial Statements).
--------------------------------------------------
SEC 30-day Yield                             3.70%          Lipper Inc. Performance Ranking
--------------------------------------------------
Net assets                            $113 million          As of September 30, 2005
--------------------------------------------------
                                                            Lipper Short-Intermediate U.S. Government Category
Top 10 Holdings++
                                                            Period       Rank              Percentile
1    U.S. Treasury Note                                     -----------------------------------------
2    FNMA Pool #535560 SER                                  10 year     (24 of 45 funds)       53%
3    FNMA CMO/REMIC                                         -----------------------------------------
     Ser 2005-93, Cl XT                                     5 year      (50 of 66 funds)       76%
4    FHLB                                                   -----------------------------------------
5    FNMA CMO/REMIC                                         3 year      (13 of 67 funds)       19%
     Ser 2003-34, Cl GJ                                     -----------------------------------------
6    FHLMC CMO/REMIC                                        1 year      (2 of 78 funds)         3%
     Ser 2649, Cl PJ
7    FNMA Pool #794717
8    FHLB
9    FNMA Pool #545304
10   FHLMC CMO/REMIC
     Ser 2744, Cl TA
++   Excludes repurchase agreement and short-term
     investment held as collateral for loaned securities.

  Quality     Duration
low    [_]   short  [X]
high   [X]   long   [_]

Growth of $10,000 Investment in the Fund

September 30, 1995 - September 30, 2005**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 Constellation           Lehman 1-3 Year
                Chartwell Short          U.S. Government
           Duration Fixed Income Fund      Bond Index
           ---------------------------   ---------------
Sep 30 95           $10,000                  $10,000
Sep 96               10,602                   10,567
Sep 97               11,355                   11,295
Sep 98               12,271                   12,191
Sep 99               12,626                   12,580
Sep 00               13,383                   13,314
Sep 01               14,635                   14,735
Sep 02               15,321                   15,597
Sep 03               15,650                   16,034
Sep 04               15,938                   16,220
Sep 05               16,276                   16,396

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Chartwell Short Duration Fixed Income Fund is March 1, 1994.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5   Past 10     Since
 year     years    years    years    inception
------   ------   ------   -------   ---------
2.12%     2.04%    3.99%    4.99%      5.14%

                                       Constellation Funds 2005 Annual Report 17

Investment Review
--------------------------------------------------------------------------------

Constellation Chartwell High Yield Fund

Investment Philosophy & Process

The Constellation Chartwell High Yield Fund is sub-advised by Chartwell Investment Partners ("Chartwell"). Chartwell's philosophy of high yield bond management is defensive, stressing preservation of principal and compounding of the income stream as the keys to adding value in the high yield bond market. The Fund focuses on the higher quality tiers of the market, principally the BB and B-rated sectors, and on cash-pay issues only, which offer an attractive yield premium but a sharply lower incidence of credit erosion relative to the market as a whole.

In evaluating investment candidates, Chartwell takes the perspective of a lender. The Fund emphasizes low beta companies with proven, predictable business models, and multiple sources of repayment. In particular, the focus is on large capitalization issues demonstrating attributes of financial transparency, stable-to-improving cash flow, internal deleveraging capacity, and ample financial flexibility. Chartwell's investment process relies heavily on the collective judgement of their seven member portfolio management team. A formal credit committee meets weekly to address new purchase ideas, assess credit developments, and set portfolio strategy. The investment selection process is primarily bottom-up, with business cycle and interest rate analysis incorporated into the determination of industry exposure. New purchase decisions are debated by the group as a whole, and must be unanimous. The portfolio typically consists of 80-100 issues, with carefully controlled issue and industry concentrations. Duration is managed to within plus or minus one year of the reference index. Sell decisions may be initiated by any individual member of the credit committee, and are triggered by adverse credit or industry developments, price depreciation relative to the index, or excessive spread compression.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund returned 3.60%, net of expenses, compared to 6.69% for the Merrill Lynch High Yield, Cash Pay Index.

One factor causing the Fund's underperformance was an overweighting in the upper credit tiers and the more cyclically sensitive sectors of the market. Given the relatively tight credit spreads prevailing at the beginning of the year, as well as Chartwell's conviction that economic growth was firming, the Fund was positioned with an overweighting in higher quality tiers as well as cyclically sensitive industrial sectors. Returns for the year proved to be inversely correlated with credit quality, with the lowest quality tier, CCC's, sharply outperforming B's, which in turn outperformed BB's. The Fund's focus on BB's and B's detracted from performance relative to the market as a whole. In addition, the dramatic and unforeseen increase in energy prices combined with the limited pricing flexibility experienced by industrial concerns led to fears that profit margins would shrink throughout the cyclically sensitive sectors. Notwithstanding the resiliency of the U.S. economy and the emerging signs of global recovery, which would imply increased demand for industrial products, high yield cyclical bonds underperformed.

Another major factor in the Fund's underperformance was significant turnover that occurred in December 2004, when approximately 80% of Fund assets were withdrawn by the majority shareholder, necessitating the liquidation of a majority of the Fund's securities. Subsequently, in February of 2005, the majority of the withdrawn funds were reinvested in the Fund. Transaction costs associated with this turnover were significant, a result of the normal bid-ask spread in the high yield market compounded by the extremely small position sizes involved, as well as seasonal effects.

Structurally, during the year, the portfolio managers of the Fund increased the weighting in top quality BB's by approximately 15 percentage points, while decreasing B and CCC exposure. In addition, given the emerging signs of higher inflation and the Federal Reserve's clear bias toward tightening the monetary reins, management shortened the Fund's duration as a hedge against rising interest rates.


18 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Chartwell High Yield Fund

Fund Profile                                                Sector Weightings*

As of September 30, 2005                                    [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                             A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                        PCSHX
---------------------------------------------------         Consumer Discretionary           26.9%
CUSIP                                     21038A851         Industrials                      26.0%
---------------------------------------------------         Materials                         7.8%
% in 10 largest holdings*++                   16.2%         Energy                            6.6%
---------------------------------------------------         Cash Equivalents+                 6.2%
# of holdings                                    82         Utilities                         5.5%
---------------------------------------------------         Consumer Staples                  5.3%
Weighted Average Market Capitalization         $6.2         Financials                        5.2%
---------------------------------------------------         Telecommunication Services        5.1%
Weighted Average Quality                         B1         Health Care                       4.8%
---------------------------------------------------         Repurchase Agreement              0.6%
Net assets                               $6 million
---------------------------------------------------         *    Percentages based on total investments.
                                                            +    Cash equivalents include a short-term
Top 10 Holdings++                                                investment held as collateral for
                                                                 loaned securities (see Note 9 in the
1    Geo Group                                                   Notes to Financial Statements).
2    Coinmach
3    American Seafood Group                                 Lipper Inc. Performance Ranking
4    Koppers
5    La Quinta Properties                                   As of September 30, 2005
6    Chesapeake Energy
7    AES                                                    Lipper High Current Yield Category
8    CE Generation
9    Tenaska Alabama                                        Period     Rank                Percentile
10   Aztar                                                  -----------------------------------------
++   Excludes short-term investment held as                 5 year     (290 of 297 funds)      98%
     collateral for loaned securities.                      -----------------------------------------
                                                            3 year     (304 of 362 funds)      84%
Quality      Duration                                       -----------------------------------------
low    [X]   short   [_]                                    1 year     (394 of 424 funds)      93%
high   [_]   long    [_]

Growth of $10,000 Investment in the Fund

February 28, 1998 - September 30, 2005**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

          Constellation
           Chartwell          Merrill Lynch
           High Yield          High Yield,
           Bond Fund         Cash Pay Index
          -------------      --------------
Feb 28 98   $10,000             $10,000
Sep 98        9,278               9,895
Sep 99       10,080              10,265
Sep 00       10,137              10,391
Sep 01        7,739              10,045
Sep 02        7,116               9,825
Sep 03        8,653              12,598
Sep 04        9,461              14,139
Sep 05        9,802              15,084

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Chartwell High Yield Fund is February 27, 1998. Prior to May 1, 2002, Penn Capital Management Company served as investment adviser to the Fund.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5     Since
 year     years    years   inception
------   ------   ------   ---------
 3.60%   11.27%   (0.67)%   (0.26)%

                                       Constellation Funds 2005 Annual Report 19

Investment Review
--------------------------------------------------------------------------------

Constellation HLAM Large Cap Quality Stock Fund

Investment Philosophy & Process

Hilliard Lyons Asset Management ("HLAM") serves as sub-adviser to the Constellation HLAM Large Cap Quality Stock Fund. The investment philosophy of the Fund focuses on the long-term ownership of high quality growth companies. The Fund invests in equity securities of U.S. companies with large market capitalizations that HLAM believes to be high quality companies selling at compelling valuations relative to their anticipated growth rates. HLAM further emphasizes investments in common stocks of "quality" growth companies. HLAM performs analysis designed to identify companies that have produced consistent results and have a strong balance sheet. HLAM selects for investment only those companies that they believe are capable of delivering above-market earnings and revenue growth, significant and expanding free cash flow, industry leadership and which have specific characteristics typically displayed by "great" companies, including long-term competitive advantages, compelling future growth drivers and a superior management team. HLAM uses this process to create a focused portfolio, emphasizing companies that it believes have an enduring competitive advantage over their competition.

Fund Performance & Positioning

For the nine-month period ended September 30, 2005, the Fund posted a return of (2.09)%. Over the same period, the Fund's benchmark, the Russell 1000 Growth Index returned 2.22%.

A major contributor to the underperformance of the Fund during the period was the decision not to own stocks in the energy or utility sectors. These sectors were the best performing sectors during the past period. Fund management believes that the outsized returns produced by these two sectors will not be sustainable into the future as supply and demand come into balance due to high energy prices and strong profits. Since it may be impossible to determine how long it will take to reach that equilibrium, Fund management remains focused on owning industry leading companies with consistent earnings and revenue growth, strong balance sheets, capable management teams and attractive valuations.

Among the top performing stocks in the Fund during the period were Cardinal Health, Amgen, Texas Instruments, Allergan and Walgreens. The bottom performing stocks in the Fund during the period were Harley-Davidson, Pfizer and Freddie Mac. The Fund's position in American International Group also detracted from performance. AIG's stock suffered as the company dealt with accounting investigations and the departure of longtime CEO Hank Greenberg.

The holdings of the Fund were repositioned in August 2005 to increase exposure to value oriented stocks. The investment objective was broadened from its previous emphasis on growth stocks only. Fund management has increased the number of stocks held in the portfolio to more than 40, though the Fund continues to take a concentrated approach to investing, generally holding fewer than 50 stocks. The strategy of the Fund's managers is to create a portfolio comprised of high quality, solid businesses and to maintain a healthy balance between very exciting growth prospects and market valuations that are quite inexpensive.


20 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation HLAM Large Cap Quality Stock Fund

Fund Profile                                                 Sector Weightings*

As of September 30, 2005                                     [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                              A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                            HLGRX
-------------------------------------------------------      Cash Equivalents+                20.8%
CUSIP                                         21038A695      Consumer Discretionary           19.3%
-------------------------------------------------------      Financials                       18.9%
% in 10 largest holdings*++                       32.5%      Health Care                      16.2%
-------------------------------------------------------      Information Technology           12.2%
# of holdings                                        46      Consumer Staples                  8.0%
-------------------------------------------------------      Industrials                       3.4%
Price/Earnings Ratio (wtd. harmonic avg.)        19.40x      Telecommunication Services        1.2%
-------------------------------------------------------
Weighted Average Market Capitalization    $62.6 billion      *    Percentages based on total investments.
-------------------------------------------------------      +    Cash equivalents include a short-term
Net assets                                  $16 million           investment held as collateral for
-------------------------------------------------------           loaned securities (see Note 9 in the
                                                                  Notes to Financial Statements).
Top 10 Holdings++
                                                             Lipper Inc. Performance Ranking
1    American International Group
2    Home Depot                                              As of September 30, 2005
3    Automatic Data Processing
4    PepsiCo                                                 Lipper Large Cap Core Category
5    Omnicom Group
6    Waters                                                  Period    Rank                 Percentile
7    Synovus Financial                                       -----------------------------------------
8    Harley-Davidson                                         10 year   (191 of 221 funds)       86%
9    Berkshire Hathaway, Cl A                                -----------------------------------------
10   Comcast, Cl A                                           5 year    (382 of 603 funds)       63%
++   Excludes short-term investment held                     -----------------------------------------
     as collateral for loaned securities.                    3 year    (759 of 765 funds)       99%
                                                             -----------------------------------------
Market Capitalization   Investment Style                     1 year    (818 of 881 funds)       93%
small             [_]   value        [_]
medium            [_]   blend        [_]
large             [X]   growth       [X]

Growth of $10,000 Investment in the Fund

September 30, 1995 - September 30, 2005**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             Constellation
             HLAM Large Cap        Russell 1000
           Quality Stock Fund      Growth Index
           ------------------   ------------------
Sep 30 95       $10,000              $10,000
Sep 96           11,927               12,140
Sep 97           15,859               16,547
Sep 98           17,128               18,384
Sep 99           20,254               24,790
Sep 00           21,493               30,599
Sep 01           17,251               16,633
Sep 02           14,529               12,889
Sep 03           16,350               16,230
Sep 04           17,421               17,449
Sep 05           18,414               19,473

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation HLAM Large Cap Quality Stock Fund is April 30, 1992.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5   Past 10     Since
 year    years    years     years    inception
------   ------   ------   -------   ---------
5.70%     8.22%   (3.04)%   6.30%       7.26%

                                       Constellation Funds 2005 Annual Report 21

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Diversified Value Fund

Investment Philosophy & Process

The Constellation Pitcairn Diversified Value Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund invests in a diversified portfolio of equity securities that Pitcairn's analysts believe have exceptional appreciation potential relative to their sector and industry peers. The Fund is managed with the goal of producing returns in excess of its benchmark, the Russell 1000 Value Index, while keeping exposure to risk characteristics similar to that of the benchmark. The management process is designed to generate excess returns through superior stock selection. Fund management seeks to identify stocks with strong fundamental characteristics which are attractively priced relative to their peer groups.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund returned 13.47%. This compares to a 16.69% return for the Russell 1000 Value Index. The Constellation Pitcairn Diversified Value Fund ranked at the 68th percentile (320 out of 470 funds) when compared to the Lipper Multi-Cap Value category over the twelve-month period.

Poor security selection had a negative impact on the performance of the Fund over the past year. While the Fund had a number of stocks that posted exceptional returns, it also owned stocks that delivered disappointing results. The Fund benefited from a modest tilt towards stocks with lower dividend yields. This was offset to some extent by the manager's preference for stocks with stronger than average growth characteristics and stronger balance sheets. Over the past year, the market has favored the stocks of slower growing and more highly leveraged companies. The following companies were among the most significant positive contributors to Fund performance for the year: Devon Energy, an independent energy company engaged primarily in oil and gas exploration and production; National Oilwell Varco, a manufacturer of components used in oil and gas drilling and production and Altria Group, a producer of tobacco products and branded food and beverages. Significant detractors from performance included Fifth Third Bancorp, a bank holding company; Avery-Dennison, a producer of office supplies and equipment and pharmaceutical giant Pfizer.


22 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Diversified Value Fund

Fund Profile                                                 Sector Weightings*

As of September 30, 2005                                     [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                              A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                            PTDVX
-------------------------------------------------------      Financials                       27.4%
CUSIP                                         21038A794      Cash Equivalents+                19.8%
-------------------------------------------------------      Energy                           12.9%
% in 10 largest holdings*++                       32.6%      Consumer Discretionary            7.3%
-------------------------------------------------------      Utilities                         5.6%
# of holdings                                        47      Consumer Staples                  5.6%
-------------------------------------------------------      Health Care                       5.6%
Price/Earnings Ratio (wtd. harmonic avg.)        15.21x      Industrials                       5.4%
-------------------------------------------------------      Telecommunication Services        4.3%
Weighted Average Market Capitalization    $83.5 billion      Information Technology            3.3%
-------------------------------------------------------      Materials                         2.0%
Net assets                                 $169 million      Exchange Traded Fund              0.8%
-------------------------------------------------------
                                                             *    Percentages based on total investments.
Top 10 Holdings++                                            +    Cash equivalents include a short-term
                                                                  investment held as collateral for
1    Exxon Mobil                                                  loaned securities (see Note 9 in the
2    Citigroup                                                    Notes to Financial Statements).
3    Devon Energy
4    Wells Fargo                                             Lipper Inc. Performance Ranking
5    Bear Stearns
6    Walt Disney                                             As of September 30, 2005
7    North Fork Bancorporation
8    Capital One Financial                                   Lipper Multi-Cap Value Category
9    Pfizer
10   Altria Group                                            Period     Rank                Percentile
++   Excludes short-term investment held                     -----------------------------------------
     as collateral for loaned securities.                    5 year     (127 of 225 funds)      56%
                                                             -----------------------------------------
Market Capitalization   Investment Style                     3 year     (187 of 362 funds)      52%
small             [_]   value        [X]                     -----------------------------------------
medium            [_]   blend        [_]                     1 year     (320 of 470 funds)      68%
large             [X]   growth       [_]

Growth of $10,000 Investment in the Fund

August 31, 2000 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
A LINE CHART IN THE PRINTED MATERIAL.]

               Constellation
           Pitcairn Diversified   Russell 1000
                Value Fund         Value Index
           --------------------   ------------
Aug 31 00         $10,000           $10,000
Sep 00             10,122            10,092
Sep 01              9,079             9,193
Sep 02              7,858             7,635
Sep 03              9,774             9,495
Sep 04             11,556            11,444
Sep 05             13,112            13,354

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Diversified Value Fund is August 4, 2000.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5     Since
 year    years    years    inception
------   ------   ------   ---------
13.47%   18.61%    5.31%     5.72%

                                       Constellation Funds 2005 Annual Report 23

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Select Value Fund

Investment Philosophy & Process

The Constellation Pitcairn Select Value Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). Pitcairn constructs a focused portfolio of equity securities that their analysts believe have exceptional appreciation potential. The portfolio is structured to keep risk exposures controlled relative to the Russell 1000 Value Index. Individual security selection is expected to generate excess returns.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Constellation Pitcairn Select Value Fund returned 8.82%. This compares to a 16.69% return posted by the Russell 1000 Value Index. The Constellation Pitcairn Select Value Fund ranked at the 91st percentile (428 out of 470 funds) when compared to the Lipper Multi-Cap Value category over the twelve-month period.

During the 12 month period ending September 30, 2005, the Fund benefited from its exposure to stocks with lower dividend yields because the market did not reward high yielding stocks during the year. During the period, the lowest yielding stocks in the Russell 1000 Value Index enjoyed a significant performance premium relative to those stocks with higher yields. Unfortunately, however, this was not enough to offset the generally negative impact of stock selection. The Fund's emphasis on stocks with stronger than average growth characteristics also detracted from performance as these stocks were out of favor over the last twelve months.

The Fund's holdings in the energy sector, including Devon Energy and National Oilwell Varco, were contributors to performance for the year. Both companies benefited from the strength in energy stocks due to record high energy prices. Detractors from Fund performance over the past year included Fifth Third Bancorp, a bank holding company; Avery-Dennison, a producer of office supplies and equipment and pharmaceutical giant Pfizer. There were no significant changes made to the Fund's strategy or positioning during the past year.


24 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Select Value Fund

Fund Profile                                                Sector Weightings*

As of September 30, 2005                                    [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                             A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                            PTSVX
-------------------------------------------------------     Financials                       25.2%
CUSIP                                         21038A752     Cash Equivalents+                18.4%
-------------------------------------------------------     Energy                           14.3%
% in 10 largest holdings*++                       43.2%     Consumer Staples                  7.2%
-------------------------------------------------------     Consumer Discretionary            6.7%
# of holdings                                        31     Health Care                       6.2%
-------------------------------------------------------     Utilities                         5.8%
Price/Earnings Ratio (wtd. harmonic avg.)        15.75x     Telecommunication Services        4.3%
-------------------------------------------------------     Industrials                       4.0%
Weighted Average Market Capitalization    $69.8 billion     Information Technology            4.0%
-------------------------------------------------------     Materials                         3.4%
Net assets                                  $65 million     Exchange Traded Fund              0.5%
-------------------------------------------------------
                                                            *    Percentages based on total investments.
Top 10 Holdings++                                           +    Cash equivalents include a short-term
                                                                 investment held as collateral for
1    Devon Energy                                                loaned securities (see Note 9 in the
2    Exxon Mobil                                                 Notes to Financial Statements).
3    Walt Disney
4    Capital One Financial                                  Lipper Inc. Performance Ranking
5    Wells Fargo
6    Sprint Nextel                                          As of September 30, 2005
7    Altria Group
8    ENSCO International                                    Lipper Multi-Cap Value Category
9    North Fork Bancorporation
10   FPL Group                                              Period    Rank                Percentile
++   Excludes short-term investment held                    ----------------------------------------
     as collateral for loaned securities.                   5 year    (167 of 225 funds)      74%
                                                            ----------------------------------------
Market Capitalization   Investment Style                    3 year    (280 of 362 funds)      77%
small             [_]   value        [X]                    ----------------------------------------
medium            [_]   blend        [_]                    1 year    (428 of 470 funds)      91%
large             [X]   growth       [_]

Growth of $10,000 Investment in the Fund

August 31, 2000 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

            Constellation
           Pitcairn Select   Russell 1000
             Value Fund      Value Index
           ---------------   ------------
Aug 31 00      $10,000         $10,000
Sep 00          10,514          10,092
Sep 01          10,094           9,193
Sep 02           7,757           7,635
Sep 03           9,628           9,495
Sep 04          11,308          11,444
Sep 05          12,306          13,354

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Select Value Fund is August 11, 2000.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5     Since
 year    years    years    inception
------   ------   ------   ---------
8.82%    16.63%    3.20%     4.36%

                                       Constellation Funds 2005 Annual Report 25

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Diversified Growth Fund

Investment Philosophy & Process

The Constellation Pitcairn Diversified Growth Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund invests in a diversified portfolio of equity securities that Pitcairn's analysts have identified as having exceptional appreciation potential relative to their sector and industry peers.

In managing the portfolio, Fund management employs a disciplined investment process focused on risk management and security selection. The risk management process is designed to emphasize security selection as the primary driver of relative returns. This is accomplished by minimizing sector and thematic bets in the portfolio. Pitcairn's security selection methodology emphasizes a company's growth prospects and relative valuation. Fund management seeks to identify stocks that offer significant growth potential, but are attractively valued relative to their peer groups.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Pitcairn Diversified Growth Fund posted a return of 8.71%. Over the same period, the Fund's benchmark, the Russell 1000 Growth Index returned 11.60%. The Constellation Pitcairn Diversified Growth Fund ranked in the 82nd percentile (559 out of 678 funds) when compared to the Lipper Large-Cap Growth category over the twelve-month period.

The Fund's underperformance during the fiscal year ending September 30, 2005 was largely attributable to security selection. The Fund was negatively impacted by Pitcairn's focus on stocks with stronger than average growth characteristics, as these stocks were out of favor over the last twelve months. In addition, stocks with low S&P's quality rankings dramatically outperformed stocks with high quality rankings during the last twelve months. S&P quality rankings convey the relative growth and stability of earnings and dividends generated by a company over a trailing 10-year period. For example, for the twelve months ended September 30, 2005, stocks ranked A+ and A in the Russell 1000 Growth Index returned -1.17% and 0.88% respectively. Conversely, B, B- and C rated stocks returned 17.56%, 21.92%, and 19.30%, respectively. The majority of the stocks held in the Fund have quality rankings of B+ or higher.

The top contributors to the Fund's performance include WellPoint, National Oilwell Varco and Altria Group. Detractors from Fund performance over the past year included Lexmark, Dollar Tree Stores and Aeropostale.


26 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Diversified Growth Fund

Fund Profile                                                Sector Weightings*

As of September 30, 2005                                    [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                             A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                            PTDGX
-------------------------------------------------------     Information Technology           20.4%
CUSIP                                         21038A810     Cash Equivalents+                18.3%
-------------------------------------------------------     Health Care                      16.5%
% in 10 largest holdings*++                       29.8%     Consumer Discretionary           12.5%
-------------------------------------------------------     Consumer Staples                 10.4%
# of holdings                                        58     Industrials                       9.1%
-------------------------------------------------------     Financials                        5.3%
Price/Earnings Ratio (wtd. harmonic avg.)        20.38x     Energy                            2.9%
-------------------------------------------------------     Exchange Traded Funds             2.1%
Weighted Average Market Capitalization    $81.7 billion     Materials                         1.8%
-------------------------------------------------------     Telecommunication Services        0.7%
Net assets                                 $117 million
-------------------------------------------------------     *    Percentages based on total investments.
                                                            +    Cash equivalents include a short-term
Top 10 Holdings++                                                investment held as collateral for
                                                                 loaned securities (see Note 9 in the
1    Johnson & Johnson                                           Notes to Financial Statements).
2    Microsoft
3    Procter & Gamble                                       Lipper Inc. Performance Ranking
4    Amgen
5    Medtronic                                              As of September 30, 2005
6    General Electric
7    Intel                                                  Lipper Large-Cap Growth Category
8    Lowe's
9    PepsiCo                                                Period   Rank                 Percentile
10   Cisco Systems                                          ----------------------------------------
++   Excludes short-term investment held                    5 year   (314 of 453 funds)       69%
     as collateral for loaned securities.                   ----------------------------------------
                                                            3 year   (296 of 577 funds)       51%
Market Capitalization   Investment Style                    ----------------------------------------
small             [_]   value        [_]                    1 year   (559 of 678 funds)       82%
medium            [_]   blend        [_]
large             [X]   growth       [X]

Growth of $10,000 Investment in the Fund

August 31, 2000 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

               Constellation
           Pitcairn Diversified   Russell 1000
               Growth Fund        Growth Index
           --------------------   ------------
Aug 31 00        $10,000            $10,000
Sep 00             8,899              9,054
Sep 01             4,986              4,922
Sep 02             3,719              3,814
Sep 03             4,607              4,802
Sep 04             4,960              5,163
Sep 05             5,392              5,762

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Diversified Growth Fund is August 4, 2000.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5     Since
 year     years    years   inception
------   ------   ------   ---------
8.71%    13.19%   (9.53)%   (9.94)%

                                       Constellation Funds 2005 Annual Report 27

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Small Cap Fund

Investment Philosophy & Process

The Constellation Pitcairn Small Cap Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund invests in a diversified portfolio of equity securities that Pitcairn's analysts believe have exceptional appreciation potential relative to their sector and industry peers. The Fund's primary focus is on small capitalization stocks. The Fund is diversified by issuer and industry and typically owns both value and growth stocks.

In managing the portfolio, Pitcairn employs a disciplined investment process focused on risk management and security selection. The risk management process is designed to emphasize security selection as the primary driver of relative returns. This is accomplished by minimizing sector and thematic bets in the portfolio. Pitcairn's security selection methodology emphasizes a company's growth prospects and relative valuation. Fund management seeks to identify stocks that offer significant growth potential, but are attractively valued relative to their peer groups.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Constellation Pitcairn Small Cap Fund delivered a 8.69% return compared to 17.95% for the Russell 2000 Index. The Constellation Pitcairn Small Cap Fund ranked at the 95th percentile (575 out of 604 funds) when compared to the Lipper Small Cap Core category over the twelve-month period.

The Fund's underperformance stems from its emphasis on higher quality companies. During the twelve-month period the market favored stocks of companies with lower quality earnings profile. Companies in the benchmark Russell 2000 Index that had negative forward earnings growth during the period significantly outperformed those companies with positive forward earnings growth. Pitcairn emphasizes companies with higher quality earnings characteristics.

The individual companies which detracted most from performance were: Lionbridge Technologies, a provider of multi-lingual web content services, due to poor sales and a major strategy change by management; Trex, a manufacturer of non-wood decking and railing products, due to weak results from a wet spring and erosion in market share; and Aeropostale, a specialty retailer focused on the teen and young adult market, due to a weak back-to-school selling season. The stronger performers among the Fund's holdings were: Matria Healthcare, a medical services company, due to strong disease management results; Metris, a financial services company, due to refinancing and an economic recovery in their customer base; and Advance Auto Parts, an automotive parts retailer, due to strong same store sales, particularly from hurricane stricken areas in Florida. There were no changes to the Fund's strategy. Management continues to focus investments in relatively inexpensive companies with solid long-term growth prospects.


28 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Small Cap Fund

Fund Profile                                                Sector Weightings*

As of September 30, 2005                                    [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                            A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                            PTMVX
-------------------------------------------------------     Financials                    19.7%
CUSIP                                         21038A745     Information Technology        15.2%
-------------------------------------------------------     Consumer Discretionary        12.8%
% in 10 largest holdings*++                       30.1%     Health Care                   12.6%
-------------------------------------------------------     Cash Equivalents+             11.5%
# of holdings                                        61     Industrials                   11.4%
-------------------------------------------------------     Energy                         5.8%
Price/Earnings Ratio (wtd. harmonic avg.)         0.75x     Materials                      4.6%
-------------------------------------------------------     Consumer Staples               2.9%
Weighted Average Market Capitalization     $1.1 billion     Telecommunication Services     1.9%
-------------------------------------------------------     Utilities                      1.4%
Net assets                                  $96 million     Exchange Traded Fund           0.2%
-------------------------------------------------------
                                                            *    Percentages based on total investments.
Top 10 Holdings++                                           +    Cash equivalents include a short-term
                                                                 investment held as collateral for
1    Matria Healthcare                                           loaned securities (see Note 9 in the
2    Aeroflex                                                    Notes to Financial Statements).
3    Forest Oil
4    Hyperion Solutions                                     Lipper Inc. Performance Ranking
5    W-H Energy Services
6    Martek Biosciences                                     As of September 30, 2005
7    Medicis Pharmaceutical, Cl A
8    First Cash Financial Services                          Lipper Small Cap Core Category
9    Central Pacific Financial
10   Applied Films                                          Period   Rank                Percentile
++   Excludes short-term investment held                    ---------------------------------------
     as collateral for loaned securities.                   5 year   (119 of 341 funds)      35%
                                                            ---------------------------------------
Market Capitalization   Investment Style                    3 year   (438 of 488 funds)      90%
small             [X]   value        [_]                    ---------------------------------------
medium            [_]   blend        [_]                    1 year   (575 of 604 funds)      95%
large             [_]   growth       [X]

Growth of $10,000 Investment in the Fund

August 31, 2000 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

            Constellation
              Pitcairn      Russell 2000   Russell 2000
           Small Cap Fund       Index       Value Index
           --------------   ------------   ------------
Aug 31 00      $10,000         $10,000        $10,000
Sep 00          10,059           9,706          9,943
Sep 01          10,412           7,647         10,501
Sep 02          10,111           6,936         10,347
Sep 03          12,822           9,468         13,624
Sep 04          15,350          11,245         17,119
Sep 05          16,684          13,263         20,158

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Small Cap Fund is August 25, 2000.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5     Since
 year     years    years   inception
------   ------   ------   ---------
8.69%    18.17%   10.65%     10.86%

                                       Constellation Funds 2005 Annual Report 29

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Family Heritage(R) Fund

Investment Philosophy & Process

The Constellation Pitcairn Family Heritage(R) Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund invests in a diversified portfolio of equity securities that Pitcairn's analysts believe offer exceptional appreciation potential relative to their sector and industry peers.

The Fund invests predominantly in companies in which the founding family still maintains significant influence over the direction of the firm. Influence may take the form of significant ownership by the family or a related foundation, senior executive positions held by family members or significant board presence of founding family members. The Fund is managed with the goal of producing returns in excess of its benchmark, the Wilshire 5000 Index, while keeping exposure to risk characteristics similar to that of the benchmark. Pitcairn's security selection methodology emphasizes a company's growth prospects and relative valuation. Pitcairn seeks to identify stocks that offer significant growth potential, but are attractively valued relative to their peer groups.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund returned 6.72%. This compares to a 14.65% return from the Wilshire 5000 Index and a 11.60% return for the Russell 1000 Growth Index. The Constellation Pitcairn Family Heritage(R) Fund ranked in the 95th percentile (718 out of 752 funds) when compared to the Lipper Multi-Cap Core category over the twelve-month period.

The Fund's underperformance during the fiscal year ending September 30, 2005 was largely attributable to security selection. The Fund was negatively impacted by Pitcairn's focus on stocks with stronger than average growth characteristics, as these stocks were out of favor over the last twelve months. In addition, stocks with low S&P's quality rankings dramatically outperformed stocks with high quality rankings during the last twelve months. S&P quality rankings convey the relative growth and stability of earnings and dividends generated by a company over a trailing 10-year period. For example, for the twelve months ended September 30, 2005, stocks ranked A+ and A in the Russell 1000 Growth Index returned - 1.17% and 0.88% respectively. Conversely, B, B- and C rated stocks returned 17.56%, 21.92%, and 19.30%, respectively. The majority of the stocks held in the Fund have quality rankings of B+ or higher, which resulted in some of the Fund's underperformance over the past year.

The list of positive contributors to performance over the past year included Chesapeake Energy, Devon Energy and Apache; all are oil and gas production companies which benefited from the strength in energy stocks due to record high energy prices. Detractors from Fund performance over the past year included Wireless Facilities, a commercial services company offering design and engineering for wireless networks, Commercial Capital Bancorp, Flagstar Bancorp and Wal-Mart Stores. There were no significant changes made to the Fund's strategy or positioning during the past year.


30 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Family Heritage(R) Fund

Fund Profile                                                   Sector Weightings*

As of September 30, 2005                                       [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                               A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                             PTFMX
--------------------------------------------------------       Cash Equivalents+                20.1%
CUSIP                                          21038A786       Financials                       17.4%
--------------------------------------------------------       Information Technology           14.8%
% in 10 largest holdings*++                        25.4%       Health Care                       9.5%
--------------------------------------------------------       Consumer Discretionary            8.7%
# of holdings                                         52       Energy                            7.7%
--------------------------------------------------------       Industrials                       7.3%
Price/Earnings Ratio (wtd. harmonic avg.)         19.61x       Consumer Staples                  7.2%
--------------------------------------------------------       Materials                         3.4%
Weighted Average Market Capitalization     $37.4 billion       Utilities                         2.2%
--------------------------------------------------------       Telecommunication Services        1.7%
Net assets                                   $84 million
--------------------------------------------------------       *    Percentages based on total investments.
                                                               +    Cash equivalents include a short-term
Top 10 Holdings++                                                   investment held as collateral for
                                                                    loaned securities (see Note 9 in the
1    Microsoft                                                      Notes to Financial Statements).
2    Stryker
3    TCF Financial                                             Lipper Inc. Performance Ranking
4    Eli Lilly
5    Wm. Wrigley Jr.                                           As of September 30, 2005
6    Devon Energy
7    AES                                                       Lipper Multi-Cap Core Category
8    Capital One Financial
9    Chesapeake Energy                                         Period   Rank                Percentile
10   Wal-Mart Stores                                           ---------------------------------------
++   Excludes short-term investment held                       5 year   (184 of 396 funds)      46%
     as collateral for loaned securities.                      ---------------------------------------
                                                               3 year   (437 of 567 funds)      77%
Market Capitalization   Investment Style                       ---------------------------------------
small             [_]   value        [_]                       1 year   (718 of 752 funds)      95%
medium            [_]   blend        [_]
large             [X]   growth       [X]

Growth of $10,000 Investment in the Fund

September 30, 1995 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

            Constellation
           Pitcairn Family   Wilshire 5000
            Heritage Fund        Index
           ---------------   -------------
Sep 30 95      $10,000          $10,000
Sep 96          10,995           11,892
Sep 97          15,692           16,415
Sep 98          16,660           16,953
Sep 99          21,069           21,522
Sep 00          25,377           25,282
Sep 01          19,642           17,968
Sep 02          17,157           14,820
Sep 03          20,692           18,710
Sep 04          24,033           21,471
Sep 05          25,648           24,617

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Family Heritage(R) Fund is October 31, 1989.

***For periods prior to August 4, 2000, when the Fund began operating, the performance data quoted represents past performance of the Sub-Adviser's similarly managed common trust fund, adjusted to reflect fees and expenses expected to be borne by the Fund. The common trust fund was not a registered mutual fund, and therefore was not subject to certain investment and tax restrictions which may have adversely affected performance. The common trust fund changed its investment strategy in April 1996.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5    Past 10     Since
 year     years    years    years     inception
------   ------   ------   --------   ---------
6.72%    14.34%   0.21%    9.88%***    9.87%***

                                       Constellation Funds 2005 Annual Report 31

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Taxable Bond Fund

Investment Philosophy & Process

The Constellation Pitcairn Taxable Bond Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). Pitcairn's investment strategy is designed to deliver maximum total rates of return consistent with moderate risk of capital and maintenance of liquidity. The Fund invests in a broad range of investment grade fixed income securities across the full maturity spectrum. Investments are actively managed to achieve a total return advantage over the Lehman U.S. Government Credit Index. Additional value may be gained by anticipating changing credit conditions and identifying unique anomalies offered by the marketplace.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund returned 1.50%. By comparison, the Fund's benchmark, the Lehman U.S. Government Credit Index returned 2.56%. The Fund ranked at the 87th percentile (135 out of 155 funds) when compared to the Lipper Corporate Debt BBB Rating category over the twelve-month period.

During the fiscal year, the yield curve flattened. The 30-year US Treasury was down 33 basis points while the 2-year US Treasury was up 157 basis points. The majority of Fund underperformance resulted from a decline in the value of bonds in the automobile sector. Ford and GM were downgraded to below investment grade credit ratings by Moody's and Standard and Poors. The downgrade caused many investors to sell, and in turn the automobile sector declined in value. The Fund's holdings of long US Treasury securities contributed positively to performance. The Fund concentrates on investment-grade quality securities. Overall, the average quality of the Fund's holdings was double-A credit rated.


32 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Taxable Bond Fund

Fund Profile                                           Sector Weightings*

As of September 30, 2005                               [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                        A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                              PTGCX
-----------------------------------------              U.S. Government Agency Obligations   24.5%
CUSIP                           21038A729              Financials                           22.5%
-----------------------------------------              U.S. Treasury Obligations            15.1%
% in 10 largest holdings*++         31.9%              Industrials                           9.2%
-----------------------------------------              Cash Equivalents+                     7.4%
# of holdings                          47              Telecommunication Services            4.6%
-----------------------------------------              Consumer Discretionary                4.1%
Average Effective Duration           4.93              Municipal Bonds                       3.3%
-----------------------------------------              Asset-Backed Securities               2.3%
Average Quality                       AA3              Consumer Staples                      2.1%
-----------------------------------------              Energy                                2.0%
Average Maturity                     8.42              Health Care                           1.9%
-----------------------------------------              Sovereign Bond                        1.0%
Average Current Yield                5.73
-----------------------------------------              *    Percentages based on total investments.
Net assets                    $48 million              +    Cash equivalents include a short-term
-----------------------------------------                   investment held as collateral for
                                                            loaned securities (see Note 9 in the
Top 10 Holdings++                                           Notes to Financial Statements).

1    Tyco International Group                          Lipper Inc. Performance Ranking
2    U.S. Treasury Bond
3    U.S. Treasury Bond                                As of September 30, 2005
4    FHLB, Ser EX10
5    FHLMC                                             Lipper Corporate Debt Funds BBB Rating Category
6    CIT Group
7    FHLB, Ser RA18                                    Period   Rank               Percentile
8    First Data                                        --------------------------------------
9    Lehman Brothers Holdings                          5 year   (61 of 93 funds)       66%
10   FNMA                                              --------------------------------------
++   Excludes short-term investment held               3 year   (97 of 125 funds)      78%
     as collateral for loaned securities.              --------------------------------------
                                                       1 year   (135 of 155 funds)     87%
 Quality      Duration
low    [_]   short   [_]
high   [X]   long    [X]

Growth of $10,000 Investment in the Fund

September 30, 1995 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

             Constellation
           Pitcairn Taxable   Lehman U.S. Government
              Bond Fund            Credit Index
           ----------------   ----------------------
Sep 30 95      $10,000              $10,000
Sep 96          10,357               10,451
Sep 97          11,303               11,453
Sep 98          12,697               12,924
Sep 99          12,393               12,714
Sep 00          13,222               13,569
Sep 01          15,008               15,356
Sep 02          15,767               16,769
Sep 03          16,895               17,860
Sep 04          17,479               18,459
Sep 05          17,741               18,931

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Taxable Bond Fund is December 31, 1988.

***For periods prior to August 4, 2000, when the Fund began operating, the performance data quoted represents past performance of the Sub-Adviser's similarly managed common trust fund, adjusted to reflect fees and expenses expected to have been borne by the Fund. The common trust fund was not a registered mutual fund, and therefore was not subject to certain investment and tax restrictions which may have adversely affected performance.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5   Past 10     Since
 year     years    years    years    inception
------   ------   ------   -------   ---------
 1.50%    4.01%    6.06%   5.90%***   6.99%***

                                       Constellation Funds 2005 Annual Report 33

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Tax-Exempt Bond Fund

Investment Philosophy & Process

The Constellation Pitcairn Tax-Exempt Bond Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund is managed with a focus on providing income, exempt from Federal income taxes; ensuring total rates of return consistent with moderate risk of capital; and maintaining adequate liquidity. Pitcairn invests in a broad range of investment grade fixed income securities across the full maturity spectrum. The Fund is a national market portfolio. This national emphasis is designed to improve total return possibilities, while at the same time reducing risk. Investments are actively managed to achieve a total return advantage over the Lehman Municipal Bond Index. Additional value is gained by anticipating changing credit conditions and identifying unique anomalies offered by the marketplace.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Constellation Pitcairn Tax-Exempt Bond Fund returned 2.78%. The Fund's benchmark, the Lehman Municipal Bond Index, returned 4.07%. The Constellation Pitcairn Tax-Exempt Fund ranked at the 72nd percentile (192 out of 268 funds) when compared to the Lipper General Municipal Bond category over the twelve-month period.

The yield curve flattened during the fiscal year ended September 30, 2005. The result of this flattening was the long end of the yield curve outperforming the short end of the yield curve. Despite the rise in short rates, interest rates remained low compared to historical standards. Investors sought additional yield opportunities in lower quality sectors. The lack of exposure in tobacco and airline bonds contributed to the Fund's underperformance. Bonds backed by the Master Settlement Agreement between the states and the tobacco companies more than doubled the performance of the municipal bond index. Airline backed municipal bonds also performed well during the fiscal year, despite poor fundamentals. There were no significant changes to the strategy of the Fund during the period.


34 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Pitcairn Tax-Exempt Bond Fund

Fund Profile                                      Sector Weightings*

As of September 30, 2005                          [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                   A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                              PTTEX
-----------------------------------------         Utilities                        14.9%
CUSIP                           21038A737         General Obligations              13.4%
-----------------------------------------         Higher Education                 12.8%
% in 10 largest holdings*           23.8%         Medical                          12.1%
-----------------------------------------         Facilities                        8.2%
# of holdings                          77         Development                       8.1%
-----------------------------------------         School District                   7.6%
Average Effective Duration           6.85         Transportation                    6.2%
-----------------------------------------         Power                             4.3%
Average Quality                       AA1         Education                         3.2%
-----------------------------------------         General Revenue                   3.1%
Average Maturity                    14.24         Water                             2.4%
-----------------------------------------         Single-Family Housing             1.5%
Average Current Yield               4.92%         Pollution                         1.0%
-----------------------------------------         Multi-Family Housing              0.9%
Net assets                   $112 million         Cash Equivalent                   0.3%
-----------------------------------------
                                                  *    Percentages based on total investments.
Top 10 Holdings
                                                  Lipper Inc. Performance Ranking
1    California State GO, AMBAC
2    Maryland State, Health & Higher              As of September 30, 2005
     Education Authority RB, Johns Hopkins
     University, Ser A                            Lipper General Municipal Bond Category
3    Darlington County, Water & Sewer
     Authority RB, AMBAC                          Period     Rank                  Percentile
4    University of Hawaii RB, Ser A, FGIC         -------------------------------------------
5    Atlanta Water & Waste Water, RB, FSA         5 year     (84 of 221 funds)         38%
6    Puerto Rico Commonwealth,                    -------------------------------------------
     Infrastructure RB, Ser B                     3 year     (143 of 254 funds)        56%
7    Henry County, Water & Sewer Authority        -------------------------------------------
     RB, AMBAC                                    1 year     (192 of 268 funds)        72%
8    California Health Facilities Finance
     Authority RB, St. Francis Memorial
     Hospital, Ser C, ETM
9    Louisiana Public Facilities
     Authority RB, Franciscan Missionaries
     Project, Ser A, FSA
10   Norwin Penn School District GO, FGIC

 Quality      Duration
low    [_]   short   [_]
high   [X]   long    [_]

Growth of $10,000 Investment in the Fund

September 30, 1995 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

             Constellation
             Pitcairn Tax-    Lehman Municipal
           Exempt Bond Fund      Bond Index
           ----------------   ----------------
Sep 30 95      $10,000            $10,000
Sep 96          10,430             10,604
Sep 97          11,264             11,562
Sep 98          12,164             12,570
Sep 99          11,958             12,482
Sep 00          12,588             13,253
Sep 01          13,844             14,633
Sep 02          15,062             15,941
Sep 03          15,606             16,561
Sep 04          16,168             17,321
Sep 05          16,617             18,026

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Tax-Exempt Bond Fund is August 31, 1988.

***For periods prior to August 11, 2000, when the Fund began operating, the performance data quoted represents past performance of the Sub-Adviser's similarly managed common trust fund, adjusted to reflect fees and expenses expected to have been borne by the Fund. The common trust fund was not a registered mutual fund, and therefore was not subject to certain investment and tax restrictions which may have adversely affected performance. The common trust fund changed its investment strategy in January 1997.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5   Past 10     Since
 year     years    years    years    inception
------   ------   ------   -------   ---------
 2.78%    3.33%    5.71%   5.21%***   5.83%***

                                       Constellation Funds 2005 Annual Report 35

Investment Review
--------------------------------------------------------------------------------

Constellation Sands Capital Select Growth Fund

Investment Philosophy & Process

The Constellation Sands Capital Select Growth Fund is sub-advised by Sands Capital Management ("Sands Capital"). The managers' basic investment philosophy is that of a growth investor. In short, Sands Capital believes that "the secret to common stock price appreciation is sustained above average growth of earnings" and the investment process applied to the Fund is consistent with that belief. To execute on that philosophy, the Fund invests in 25 to 30 companies that management believes have the long-term potential to significantly outperform the relevant index, the Russell 1000 Growth Index. The portfolio management team at Sands Capital finds that companies meeting their investment criteria are generally high-quality, seasoned and growing businesses; spread across an array of attractive and growing business spaces.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Constellation Sands Capital Select Growth Fund, Class II Shares returned 14.71%. The Fund's benchmark, the Russell 1000 Growth Index ("Index"), returned 11.60%. The Constellation Sands Capital Select Growth Fund ranked at the 26th percentile (176 out of 678 funds) when compared to the Lipper Large-Cap Growth category over the twelve-month period.

The Fund's holdings in Genentech, Google, Genzyme, Moody's and Red Hat were the most significant contributors to relative performance during the period. Avoiding index components Johnson & Johnson and United Healthcare detracted from portfolio performance. The Fund's sizable stake in eBay, an overweight relative to the index, also detracted from relative performance.

Overall, the Fund's sector allocations contributed positively to relative performance during the past twelve months. Overweight positions in the healthcare and consumer discretionary sectors were the most significant positive drivers of performance. An underweight allocation versus the index in the energy sector detracted from relative performance during the time period.

During this year, Sands Capital eliminated three companies that were held in the Fund since inception: Harley-Davidson, Microsoft and Wal-Mart Stores. Sands Capital believed that these stocks had reached maturity as a growth company. The primary reason that ownership of these stocks was so rewarding in the past was that the underlying businesses consistently generated high-quality, above-average and greater-than-expected earnings growth. Harley-Davidson, Microsoft and Wal-Mart Stores continue to be great companies. Each remains a leader in its respective business space and continues to enjoy significant competitive advantages. Additionally, each remains relatively focused on its primary lines of business, is financially sound and appears to be reasonably valued relative to the market and its peers. However, all three companies matured over the past decade and face significant challenges for continued robust growth; thus, they no longer met Sands Capital's requirement for sustainable above-average growth rates.

New securities added to the portfolio during the past twelve months included Google (GOOG), Zimmer Holdings (ZMH), Iron Mountain (IRM), American Pharmaceutical Partners (APPX), Chicago Mercantile Exchange Holdings (CME) and Intuitive Surgical (ISRG).


36 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Sands Capital Select Growth Fund

Fund Profile                                                          Sector Weightings*

As of September 30, 2005                                              [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                                       A BAR CHART IN THE PRINTED MATERIAL.]
Ticker (Class I/Class II)                          CFSIX/PTSGX
--------------------------------------------------------------        Health Care                      28.8%
CUSIP(Class I/Class II)                    21038A711/21038A760        Cash Equivalents+                22.0%
--------------------------------------------------------------        Consumer Discretionary           18.1%
% in 10 largest holdings*++                              46.0%        Information Technology           14.4%
--------------------------------------------------------------        Financials                        9.5%
# of holdings                                               28        Industrials                       5.3%
--------------------------------------------------------------        Consumer Staples                  1.9%
Price/Earnings Ratio (wtd. harmonic avg.)               29.49x
--------------------------------------------------------------        *    Percentages based on total investments.
Weighted Average Market Capitalization           $42.9 billion        +    Cash equivalents include a short-term
--------------------------------------------------------------             investment held as collateral for
Net assets                                        $245 million             loaned securities (see Note 9 in the
--------------------------------------------------------------             Notes to Financial Statements).

Top 10 Holdings++                                                     Lipper Inc. Performance Ranking

1    Genentech                                                        As of September 30, 2005
2    eBay
3    Google, Cl A                                                     Lipper Large-Cap Growth Category
4    Starbucks
5    Apollo Group, Cl A                                               Period    Rank                 Percentile
6    Capital One Financial                                            -----------------------------------------
7    Dell                                                             5 year    (60 of 453 funds)      13%
8    Genzyme                                                          -----------------------------------------
9    Lowe's                                                           3 year    (9 of 577 funds)        2%
10   Qualcomm                                                         -----------------------------------------
++   Excludes short-term investment held                              1 year    (176 of 678 funds)     26%
     as collateral for loaned securities.

Market Capitalization   Investment Style
small             [_]   value        [_]
medium            [_]   blend        [_]
large             [X]   growth       [X]

Growth of $10,000 Investment in the Fund
August 31, 2000 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

                 Constellation             Constellation
             Sands Capital Select      Sands Capital Select
            Growth Fund - Class II     Growth Fund - Class I     Russell 1000
                    Shares                    Shares             Growth Index
           -----------------------     ---------------------     ------------
Aug 31 00          $10,000                   $10,000               $10,000
Sep 00               8,841                     8,841                 9,054
Sep 01               4,863                     4,863                 4,922
Sep 02               4,186                     4,186                 3,814
Sep 03               5,694                     5,694                 4,802
Sep 04               6,573                     6,573                 5,163
Sep 05               7,540                     7,550                 5,762

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Sands Capital Select Growth Fund is August 11, 2000.

***Class I Shares were offered beginning August 27, 2004. Class I Shares performance for the periods prior to August 27, 2004 reflects performance of the Class II Shares. The performance of the Class I Shares has not been adjusted for the differences in fees between classes.

Annualized Total Returns**

Periods ending September 30, 2005

            Past 1   Past 3     Past 5       Since
             year    years      years      inception
            ------   ------     ------     ---------
Class I     14.85%   21.73%*** (3.11)%***  (4.69)%***
Class II    14.71%   21.68%    (3.13)%     (4.71)%

                                       Constellation Funds 2005 Annual Report 37

Investment Review
--------------------------------------------------------------------------------

Constellation TIP Small Cap Value Opportunities Fund

Investment Philosophy & Process

The Constellation TIP Small Cap Value Opportunities Fund is sub-advised by Turner Investment Partners ("Turner"). The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price to cash flow, price to earnings and price to book value ratios. Turner uses a series of qualitative screens to identify "hidden" assets that may signify attractive return potential to share prices. The Fund managers look to identify a catalyst for positive change in each company's fundamentals. They seek companies with quality management teams that can take advantage of unique product opportunities and emphasize companies that are undervalued in the marketplace.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund posted a gain of 24.32% versus a gain of 17.75% for its benchmark, the Russell 2000 Value Index. The Constellation TIP Small Cap Value Opportunities Fund ranked at the 12th percentile (73 out of 604 funds) when compared to the Lipper Small Cap Core category over the twelve-month period.

Contributing the most to performance during the year were holdings in the telecommunications, financial services and materials/processing sectors. Among the Fund's best performers were companies in wireless communications business. Alamosa Holdings and Leap Wireless International benefited from improved fundamentals due to an increase in subscriber base and improved roaming charges. US Unwired enjoyed very strong performance because it was acquired by Sprint.

The Fund also benefited from an underweight in the financial services sector. Specifically, the Fund's limited exposure to bank stocks helped performance. Another contributor to performance within the financial services sector was Archipelago. Archipelago operates an electronic trading platform and announced that it would be acquired by the New York Stock Exchange. The Fund's portfolio managers also found good opportunities in some selected REITs and payment processor companies in this sector.

The Fund's underweighting in oil and gas production companies was a slight detractor from overall performance for the fiscal year ended September 30, 2005. Several specific technology related holdings also detracted from performance for the period; including Inforte, a provider of systems design consulting and Imation, a manufacturer of data storage devices.


38 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation TIP Small Cap Value Opportunities Fund

Fund Profile                                                     Sector Weightings*

As of September 30, 2005                                         [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                                  A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                            TSVOX
-------------------------------------------------------          Financials                       26.2%
CUSIP                                         21038A208          Industrials                      21.5%
-------------------------------------------------------          Cash Equivalents+                14.0%
% in 10 largest holdings*++                       15.0%          Information Technology            7.6%
-------------------------------------------------------          Consumer Discretionary            7.5%
# of holdings                                       100          Materials                         6.3%
-------------------------------------------------------          Energy                            5.4%
Price/Earnings Ratio (wtd. harmonic avg.)        14.45x          Health Care                       5.3%
-------------------------------------------------------          Telecommunication Services        3.2%
Weighted Average Market Capitalization     $1.1 billion          Consumer Staples                  1.9%
-------------------------------------------------------          Exchange Traded Fund              0.7%
Net assets                                  $74 million          Utilities                         0.4%
-------------------------------------------------------
                                                                 *    Percentages based on total investments.
Top 10 Holdings++                                                +    Cash equivalents include a short-term
                                                                      investment held as collateral for
1    Walter Industries                                                loaned securities (see Note 9 in the
2    Leap Wireless International                                      Notes to Financial Statements).
3    Washington Group International
4    Analogic                                                    Lipper Inc. Performance Ranking
5    Cleveland-Cliffs
6    Foundation Coal Holdings                                    As of September 30, 2005
7    Clean Harbors
8    Comstock Resources                                          Lipper Small Cap Core Category
9    RH Donnelley
10   Jarden                                                      Period   Rank               Percentile
++   Excludes cash equivalent and short-term investment          --------------------------------------
     held as collateral for loaned securities.                   3 year   (30 of 488 funds)       6%
                                                                 --------------------------------------
Market Capitalization   Investment Style                         1 year   (73 of 604 funds)      12%
small             [X]   value        [X]
medium            [_]   blend        [_]
large             [_]   growth       [_]

Growth of $10,000 Investment in the Fund

March 31, 2002 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

              Constellation
           TIP Small Cap Value   Russell 2000
           Opportunities Fund    Value Index
           -------------------   ------------
Mar 31 02        $10,000           $10,000
Sep 02             8,737             7,705
Sep 03            11,995            10,144
Sep 04            15,517            12,747
Sep 05            19,291            15,009

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation TIP Small Cap Value Opportunities Fund is March 4, 2002.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3     Since
 year     years   inception
------   ------   ---------
24.32%   30.21%     22.20%

                                       Constellation Funds 2005 Annual Report 39

Investment Review
--------------------------------------------------------------------------------

Constellation TIP Mid Cap Fund

Investment Philosophy & Process

The Constellation TIP Mid Cap Fund is sub-advised by Turner Investment Partners ("Turner"). The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price to cash flow, price to earnings and price to book value ratios. Turner looks for companies with quality management teams, strong fundamentals, well positioned balance sheets and distinctive product opportunities that may be positioned to generate and sustain long term growth.

Fund Performance & Positioning

For the nine-month period ended September 30, 2005, the Fund posted a gain of 18.53% versus a gain of 10.07% for its benchmark, the Russell Midcap Index. The Constellation TIP Mid Cap Fund ranked at the 1st percentile (3 out of 554 funds) when compared to the Lipper Mid-Cap Growth category over the nine-month period.

Contributing the most to performance in the Fund were holdings in the telecommunications services and consumer discretionary sectors. In the telecommunications services sector, wireless companies NII Holdings and Alamosa Holdings were good performers with the stocks benefiting from strong business fundamentals, an increase in usage and greater subscriber retention. Within the consumer discretionary sector, Chico's FAS contributed significantly to performance. Chico's FAS operates chains of women's specialty stores under the retail brands Chico's, White House/Black Market and Soma. The company delivered solid fundamental results which drove the stock price higher.

The Fund's holdings in the healthcare sector detracted slightly from overall performance for the period. Cytyc, a medical specialties company focused on women's health, was the most significant detractor in the healthcare sector. The stock retreated as investors took profits after very strong performance in 2003 and early 2004. In addition, the Fund was underweighted in the strongly performing healthcare services industry. This underweighting had a negative impact on performance.


40 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation TIP Mid Cap Fund

Fund Profile                                                     Sector Weightings*

As of September 30, 2005                                         [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                                  A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                             TMCPX
--------------------------------------------------------         Industrials                      20.1%
CUSIP                                          21038A679         Financials                       17.3%
--------------------------------------------------------         Information Technology           15.6%
% in 10 largest holdings*                          20.2%         Consumer Discretionary           12.0%
--------------------------------------------------------         Energy                            8.9%
# of holdings                                         71         Health Care                       8.8%
--------------------------------------------------------         Telecommunication Services        6.2%
Price/Earnings Ratio (wtd. harmonic avg.)         17.61x         Consumer Staples                  4.4%
--------------------------------------------------------         Utilities                         3.1%
Weighted Average Market Capitalization      $4.0 billion         Materials                         2.3%
--------------------------------------------------------         Cash Equivalents                  1.3%
Net assets                                 $842 thousand
--------------------------------------------------------         *    Percentages based on total investments.

Top 10 Holdings                                                  Lipper Inc. Performance Ranking

1    NII Holdings                                                As of September 30, 2005
2    Jarden
3    Precision Castparts                                         Lipper Mid-Cap Growth Category
4    Leap Wireless International
5    RH Donnelley                                                Period     Rank               Percentile
6    Global Payments                                             ----------------------------------------
7    Warner Music Group                                          1 year     (3 of 541 funds)       1%
8    Fidelity National Financial
9    Brink's
10   Joy Global

Market Capitalization   Investment Style
small             [_]   value        [_]
medium            [X]   blend        [X]
large             [_]   growth       [_]

Growth of $10,000 Investment in the Fund

January 31, 2003 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

          Constellation
           TIP Mid Cap   Russell Midcap
               Fund          Index
           -----------   --------------
Jan 31 03    $10,000        $10,000
Sep 03        12,521         12,290
Sep 04        14,969         14,816
Sep 05        20,244         18,535

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation TIP Mid Cap Fund is January 2, 2003.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1     Since
 year    inception
------   ---------
35.24%     29.29%
                                       Constellation Funds 2005 Annual Report 41

Investment Review
--------------------------------------------------------------------------------

Constellation TIP Financial Services Fund

Investment Philosophy & Process

The Constellation TIP Financial Services Fund is sub-advised by Turner Investment Partners ("Turner"). The Fund invests primarily in common stocks of financial services companies. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuation, and favorable trading-volume and pricing patterns. Turner emphasizes the philosophy that earnings expectations drive stock prices and believes that long term performance can be best achieved by investing in companies with improving fundamentals and superior earnings dynamics. Turner employs a disciplined investment process blending a proprietary quantitative model, rigorous fundamental research, and technical analysis. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential or if portfolio managers identify a better idea for the portfolio.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund posted a gain of 18.27% versus a gain of 6.20% for its benchmark, the S&P 500 Financials Index. The Constellation TIP Financial Services Fund ranked in the 7th percentile (8 out of 120 funds) when compared to the Lipper Financial Services category over the twelve-month period.

During the fiscal year ended September 30, 2005, the Fund's holdings in the securities brokerage and diversified financial services industries contributed the most to Fund performance. The Fund benefited from exposure to financial services companies that were less sensitive to interest rate increases. Strong performers included Ameritrade Holding and Legg Mason, which benefited from restructuring in their businesses. Chicago Mercantile Exchange Holdings was also a significant contributor to performance. The company benefited from an increase in trading volume. Potential merger discussions with the Chicago Board of Trade, a long-standing rival, also helped the stock. Greenhill, an independent investment banking firm, also delivered solid earnings and business results resulting from participation in several large merger transactions.

Mark D. Turner replaced Christopher Perry as the lead portfolio manager for the Fund in 2005. Mark Turner is President and a founder of Turner Investment Partners. He is a senior portfolio manager and a member of the analyst team that researches financial services stocks.

Mark Turner has 22 years of investment experience. Prior to forming Turner Investment Partners, Mr. Turner was vice president/senior portfolio manager at First Maryland Asset Management, vice president/portfolio manager at Merrill Lynch Asset Management, and portfolio manager/analyst at Wachovia Investment Management. Mr. Turner received a BS in economics from Bradley University and an MBA in finance from the University of Illinois. He is a member of AIMR.


42 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation TIP Financial Services Fund

Fund Profile                                                Sector Weightings*

As of September 30, 2005                                    [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                            A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                            TFFIX
-------------------------------------------------------     Financials                       72.0%
CUSIP                                         21038A307     Cash Equivalents+                19.3%
-------------------------------------------------------     Information Technology            7.1%
% in 10 largest holdings*++                       23.5%     Industrials                       1.6%
-------------------------------------------------------
# of holdings                                        50     *    Percentages based on total investments.
-------------------------------------------------------     +    Cash equivalents include a short-term
Price/Earnings Ratio (wtd. harmonic avg.)        16.54x          investment held as collateral for
-------------------------------------------------------          loaned securities (see Note 9 in the
Weighted Average Market Capitalization    $34.6 billion          Notes to Financial Statements).
-------------------------------------------------------
Net assets                                  $16 million     Lipper Inc. Performance Ranking
-------------------------------------------------------
                                                            As of September 30, 2005
Top 10 Holdings++
                                                            Lipper Financial Services Category
1    American International Group
2    Citigroup                                              Period    Rank               Percentile
3    American Express                                       ---------------------------------------
4    Charles Schwab                                         5 year    (43 of 81 funds)       53%
5    Jefferies Group                                        ---------------------------------------
6    Lehman Brothers Holdings                               3 year    (15 of 104 funds)      14%
7    Northern Trust                                         ---------------------------------------
8    Affiliated Managers Group                              1 year    (8 of 120 funds)        7%
9    Morgan Stanley
10   Prudential Financial
++   Excludes short-term investment held
as collateral for loaned securities.

Market Capitalization   Investment Style
small             [_]   value        [_]
medium            [_]   blend        [X]
large             [X]   growth       [_]

Growth of $10,000 Investment in the Fund

May 31, 1996 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

           Constellation
           TIP Financial        S&P 500
           Services Fund   Financials Index
           -------------   ----------------
May 31 96     $10,000           $10,000
Sep 96         10,752            10,939
Sep 97         16,893            17,212
Sep 98         14,579            16,772
Sep 99         17,684            19,625
Sep 00         24,439            26,264
Sep 01         19,326            22,736
Sep 02         17,204            19,412
Sep 03         23,389            24,434
Sep 04         26,269            28,070
Sep 05         31,068            29,810

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation TIP Financial Services Fund is May 22, 1996.

(1) Returns prior to November 12, 2001, represent performance of the Titan Financial Services Fund.

Annualized Total Returns(1)**

Periods ending September 30, 2005

Past 1   Past 3   Past 5     Since
 year     years    years   inception
------   ------   ------   ---------
18.27%   21.78%    4.92%     12.89%

                                       Constellation Funds 2005 Annual Report 43

Investment Review
--------------------------------------------------------------------------------

Constellation TIP Healthcare & Biotechnology Fund

Investment Philosophy & Process

The Constellation TIP Healthcare & Biotechnology Fund is sub-advised by Turner Investment Partners ("Turner"). The Fund invests primarily in common stocks of healthcare and biotechnology companies. Turner pursues a bottom-up investment strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and pricing patterns. Fund management emphasizes the philosophy that earnings expectations drive stock prices and believes that long term performance can be best achieved by investing in companies with improving fundamentals and superior earnings dynamics. Turner employs a disciplined investment process blending a proprietary quantitative model, rigorous fundamental research, and technical analysis. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential or if portfolio managers identify a better idea for the portfolio.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund posted a gain of 21.10% verses a gain of 10.42% for its benchmark, the S&P 500 Healthcare Index. The Constellation TIP Healthcare & Biotechnology Fund ranked in the 13th percentile (24 out of 179 funds) when compared to the Lipper Health/Biotechnology category over the twelve-month period.

Pacificare Health Systems, a managed health care provider, contributed significantly to Fund performance after announcing its acquisition by United Health. Intuitive Surgical was another strong performer in the portfolio. This company designs and manufactures an advanced robotic surgical system which translates the surgeon's natural hand movements on instrument controls at a console into corresponding micro movements of instruments positioned inside the patient through small puncture incisions. The company exceeded earnings expectations and significant stock price appreciation as a result. The Fund also benefited from an underweight in pharmaceuticals. Management believed that product pipelines within the pharmaceutical industry were weak and that major drug companies were coming under increasing pressure from generic pharmaceutical companies. Fund management's decision not to own Merck and to underweight Pfizer were significant contributors to performance for the period. Merck's performance suffered dramatically as it faced lawsuits resulting from the recall of its Vioxx drug.

The majority of the Fund's relative underperformance came from underweighting companies that were strong performers in the benchmark. Examples of this include Johnson & Johnson, Amgen, Aetna and United Health Group. There were no significant changes to the portfolio strategy during the twelve months ending September 30, 2005.


44 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation TIP Healthcare & Biotechnology Fund

Fund Profile                                                     Sector Weightings*

As of September 30, 2005                                         [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                                  A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                                             THBCX
--------------------------------------------------------         Health Care                      77.3%
CUSIP                                          21038A109         Cash Equivalents+                21.6%
--------------------------------------------------------         Financials                        1.1%
% in 10 largest holdings*++                        33.4%
--------------------------------------------------------         *    Percentages based on total investments.
# of holdings                                         51         +    Cash equivalents include a short-term
--------------------------------------------------------              investment held as collateral for
Price/Earnings Ratio (wtd. harmonic avg.)         24.98x              loaned securities (see Note 9 in the
--------------------------------------------------------              Notes to Financial Statements).
Weighted Average Market Capitalization     $40.1 billion
--------------------------------------------------------         Lipper Inc. Performance Ranking
Net assets                                   $60 million
--------------------------------------------------------         As of September 30, 2005

Top 10 Holdings++                                                Lipper Health/Biotechnology Category

1    Johnson & Johnson                                           Period   Rank               Percentile
2    Pfizer                                                      --------------------------------------
3    Pacificare Health Systems                                   3 year   (39 of 161 funds)      24%
4    Caremark Rx                                                 --------------------------------------
5    C.R. Bard                                                   1 year   (24 of 179 funds)      13%
6    Omnicare
7    St. Jude Medical
8    Fisher Scientific International
9    United Therapeutics
10   Genentech
++   Excludes cash equivalents and short-term
     investment held as collateral for
     loaned securities.

Market Capitalization   Investment Style
small             [_]   value        [_]
medium            [X]   blend        [_]
large             [_]   growth       [X]

Growth of $10,000 Investment in the Fund

February 28, 2001 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

              Constellation
            TIP Healthcare &         S&P 500
           Biotechnology Fund   Healthcare Index
           ------------------   ----------------
Feb 28 01       $10,000              $10,000
Sep 01           11,151                9,467
Sep 02            9,851                7,393
Sep 03           12,336                8,239
Sep 04           13,831                8,634
Sep 05           16,749                9,534

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation TIP Healthcare & Biotechnology Fund is February 28, 2001.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3     Since
 year    years    inception
------   ------   ---------
21.10%   19.36%     11.91%

                                       Constellation Funds 2005 Annual Report 45

Investment Review
--------------------------------------------------------------------------------

Constellation International Equity Fund

Investment Philosophy & Process

The Constellation International Equity Fund uses a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage the Fund's assets. The Fund is sub-advised by Oechsle International Advisors ("Oechsle"), The Boston Company Asset Management ("The Boston Company") and Brandywine Asset Management. Oechsle International Advisors employs a growth oriented approach, investing in companies that they believe have an above average potential for growth in revenues and earnings. The Boston Company employs a value oriented style, emphasizing stock selection based on traditional measures of value including low price-to-earnings, low price-to-cash and low price-to-book value ratios. Brandywine Asset Management also employs a value oriented style, combining quantitative and fundamental analysis to identify undervalued stocks that have the potential to return to a more normal valuation. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Fund invests in companies across the market capitalization spectrum.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund returned 24.19%, underperforming the 29.48% gain posted by its benchmark, the MSCI All Country World ex-U.S. Index. The Constellation International Equity Fund ranked in the 61st percentile (177 out of 289 funds) when compared to the Lipper International Multi-Cap Core category over the twelve-month period.

The portion of the Fund managed by Brandywine Asset Management slightly underperformed the growth oriented benchmark for the period. Brandywine Asset Management decreased exposure in Japan by selling strong performers in the healthcare sector. Japan demonstrated signs of sustainable growth, and as a result management sought to increase the portfolio's exposure to cyclical stocks in the country and reduce exposure to more defensive healthcare stocks. The weight in Hong Kong also fell as management found better opportunities in other countries in the region, including South Korea and Thailand. The portfolio also increased exposure in Switzerland during the period when several high quality franchises became available at very attractive prices in that country. The portfolio's weighting climbed in financials, industrials, and energy as many of these stocks posted strong gains over the year. Japan, Brazil, South Korea and France were strongly positive contributors for the year. Performance was impacted negatively by stock selection in Hong Kong, an underweight of the strongly performing Australia and an underweight of energy dependent Norway.

The portion of the Fund managed by The Boston Company underperformed the benchmark. Twenty-nine out of 31 countries in the Fund advanced, while ten out of ten sectors advanced. Japan officially moved into a cyclical recession at the end of 2004 due to a drop in industrial production. However, Japan's domestic economy appears to be improving with both employment and housing figures on the rise. China continued to dominate headlines as Chinese companies considered acquisitions as a way to build national brands, gain management expertise and secure natural resources. China fulfilled expectations by revaluing the Yuan and shifting to a basket of currencies. In the long term, a stronger currency is positive for materials, energy and Asian exporters. Not surprisingly, materials, particularly metals, and capital goods producers rallied on the news. A manufacturing company stepped forward to purchase Maytag in the US and CNOOC made an $18.3B bid for Unocal, a U.S. oil company with a broad portfolio of Asian assets. UK consumption dropped markedly with higher interest rates denting disposable income, though the country still posted solid returns during the period. From a sector perspective, mining companies and oil producers were strong performers. Energy markets surged as Brent crude breeched $70/bbl in the aftermath of Hurricane Katrina. The telecom services sector benefited from net inflows as the market sought out the relative safety of this cash rich, high dividend-yielding segment. Information technology was the main area of relative stock weakness during the period.

The portion of the Fund managed by Oechsle also underperformed the benchmark index. This shortfall was largely a reflection of the dynamics at play in the market during the period and the earnings-growth investment philosophy employed by the team at Oechsle. Over the past year, the market has been relatively narrowly led by the energy and commodity sectors. It has been characterized by a series of very short term, choppy rotations through other sectors, with little differentiation beyond a defensive bias. As global forecasts for economic growth slowed and interest rates threatened to rise, investors sought safety in the market's more defensive sectors like utilities and consumer staples. The more generically growth oriented sectors - technology, telecoms and many industries in the consumer discretionary and healthcare sectors - trailed the market by significant margins. With these factors at play in the market, the portfolio was hampered primarily by its mix of holdings in the United Kingdom and Japan. Many of the continental European stocks outperformed, especially in Germany and France. The primary contributors to performance were financial holdings where our preference for Japanese banks over those in the UK proved favorable. Performance was less favorable in the energy and healthcare sectors. During the period, the portfolio emphasized quality companies with strong balance sheets and good cash flow. The fund managers reduced the portfolio's energy holdings during the period. Many of these stocks experienced significant appreciation during the year and management felt it prudent to take profits and move from an overweight position to a slight underweight. The proceeds were used to increase technology and healthcare holdings.

46 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation International Equity Fund

Fund Profile                                      Sector Weightings*

As of September 30, 2005                          [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                   A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                              PTIEX
-----------------------------------------         Financials                       25.1%
CUSIP                           21038A778         Consumer Discretionary           14.4%
-----------------------------------------         Industrials                       9.4%
% in 10 largest holdings*++         15.4%         Telecommunication Services        8.4%
-----------------------------------------         Materials                         8.1%
# of holdings                         261         Energy                            7.6%
-----------------------------------------         Health Care                       7.4%
Net assets                   $128 million         Consumer Staples                  7.1%
-----------------------------------------         Cash Equivalents                  5.2%
                                                  Information Technology            4.5%
Top 10 Holdings++                                 Utilities                         2.8%

1    Total                                        *    Percentages based on total investments.
2    Nestle
3    Kookmin Bank                                 Lipper Inc. Performance Ranking
4    Diageo
5    Novartis                                     As of September 30, 2005
6    Repsol YPF
7    Royal Dutch Shell, Cl A                      Lipper International Multi-Cap Core Category
8    Mitsubishi UFJ Financial Group
9    Millea Holdings                              Period    Rank                 Percentile
10   GlaxoSmithKline                              -----------------------------------------
++   Excludes cash equivalents.                   5 year    (134 of 169 funds)       79%
                                                  -----------------------------------------
Market Capitalization   Investment Style          3 year    (134 of 230 funds)       58%
small             [_]   value        [_]          -----------------------------------------
medium            [_]   blend        [X]          1 year    (177 of 289 funds)       61%
large             [X]   growth       [_]

Growth of $10,000 Investment in the Fund

September 30, 1995 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]

           Constellation   MSCI All Country
           International    World ex-U.S.
            Equity Fund         Index
           -------------   ----------------
Sep 30 95     $10,000          $10,000
Sep 96         11,051           10,870
Sep 97         12,252           12,335
Sep 98         10,196           10,714
Sep 99         13,338           14,294
Sep 00         14,330           14,996
Sep 01          9,074           10,604
Sep 02          7,481            9,220
Sep 03          9,290           11,897
Sep 04         11,032           14,652
Sep 05         13,701           18,971

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation International Equity Fund is May 31, 1993.

***For periods prior to August 4, 2000, when the Fund began operating, the performance data quoted represents past performance of a similarly managed common trust fund advised by Pitcairn Trust Company, adjusted to reflect fees and expenses expected to be borne by the Fund. The common trust fund was not a registered mutual fund, and therefore was not subject to certain investment and tax restrictions which may have adversely affected performance. The common trust fund changed its investment strategy in April 1999.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1   Past 3   Past 5   Past 10     Since
 year    years    years     years    inception
------   ------   ------   -------   ---------
24.19%   22.34%   (0.89)%  3.20%***   4.98%***

                                       Constellation Funds 2005 Annual Report 47

Investment Review
--------------------------------------------------------------------------------

Constellation Strategic Value and High Income Fund

Investment Philosophy & Process

The Constellation Strategic Value and High Income Fund is a "fund of funds" which means that it invests substantially all of its assets in shares of other funds. Generally, the Fund will invest at least 40% and may invest up to 60% of its assets in each of two underlying Constellation Funds: the Constellation Chartwell High Yield Fund, sub-advised by Chartwell Investment Partners ("Chartwell") and the Constellation TIP Small Cap Value Opportunities Fund, sub-advised by Turner Investment Partners ("Turner"). The Fund periodically adjusts its asset allocation among these Funds in response to changing market and economic conditions. In addition, the Fund may, under certain circumstances, invest in other underlying Funds within the Constellation Funds family.

Fund Performance & Positioning

For the fiscal year ended September 30, 2005, the Fund returned 14.22%, net of expenses, compared to 12.28% for a 50/50 blend of the Russell 2000 Value/Merrill Lynch High Yield, Cash Pay Index, and 12.25% for the S&P 500 Index.

As of September 30, 2005, the Fund had an allocation of 20% to the Constellation Chartwell High Yield Fund, 60% to the Constellation TIP Small Cap Value Opportunities Fund and 20% to the Constellation Chartwell Ultra Short Duration Fund. The Fund eliminated its allocation to the Constellation HLAM Large Cap Value Fund on April 20, 2005, due to concerns about the poor performance of the Fund.

The Fund benefited most significantly from the performance of the Constellation TIP Small Cap Value Opportunities Fund, which outperformed the Russell 2000 Value benchmark, driven largely by good stock selection in the telecommunications, financial services and materials and processing sectors. The Fund's allocation to the Constellation HLAM Large Cap Value Fund hurt performance for the year.


48 Constellation Funds 2005 Annual Report

Investment Review
--------------------------------------------------------------------------------

Constellation Strategic Value and High Income Fund

Fund Profile                                                Sector Weightings*

As of September 30, 2005                                    [THE FOLLOWING TABLE WAS REPRESENTED BY
                                                             A BAR CHART IN THE PRINTED MATERIAL.]
Ticker                        TSVIX
-----------------------------------                         Affiliated Equity Fund           60.2%
CUSIP                     21038A208                         Affiliated Fixed Income Funds    39.8%
-----------------------------------
% in 3 holdings*               100%                         *    Percentages based on total investments.
-----------------------------------
# of holdings                     3                         Lipper Inc. Performance Ranking
-----------------------------------
Net assets            $806 thousand                         As of September 30, 2005
-----------------------------------
                                                            Lipper Balanced Category
3 Holdings
                                                            Period     Rank               Percentile
1    Constellation TIP Small Cap Value                      ----------------------------------------
     Opportunities Fund, Class II Shares                    1 year     (24 of 629 funds)      4%

2    Constellation Chartwell Ultra Short Duration
     Fixed Income Fund, Class I Shares

3    Constellation Chartwell High Yield
     Fund, Class I Shares

Market Capitalization   Investment Style
small             [X]   value        [X]
medium            [_]   blend        [_]
large             [_]   growth       [_]

Growth of $10,000 Investment in the Fund

October 31, 2002 - September 30, 2005**

[THE FOLLOWING TABLE WAS REPRESENTED BY
 A LINE CHART IN THE PRINTED MATERIAL.]


                                                                           50/50 Blend of the Russell
             Constellation                               Merrill Lynch        2000 Value Index and
          Strategic Value and   S&P 500   Russell 2000     High Yield,      Merrill Lynch High Yield,
           High Income Fund     Index     Value Index   Cash Pay Index           Cash Pay Index
          -------------------   -------   ------------   --------------    ---------------------------
Oct 31 02      $10,000         $10,000      $10,000         $10,000                $10,000
Sep 03          12,860          11,434       12,971          12,933                 12,989
Sep 04          14,923          13,020       16,300          14,514                 15,451
Sep 05          17,045          14,614       19,193          15,485                 17,348

**These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Strategic Value and High Income Fund is October 31, 2002.

Annualized Total Returns**

Periods ending September 30, 2005

Past 1     Since
 year    inception
------   ---------
14.22%     20.05%

                                       Constellation Funds 2005 Annual Report 49

Financial Statements
--------------------------------------------------------------------------------

Schedule of Investments

Constellation Clover Core Value Fund

September 30, 2005

                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
Common Stock (90.0%)
--------------------------------------------------------------------------------
Consumer Discretionary (4.2%)
--------------------------------------------------------------------------------
Barnes & Noble                                                 45,900   $  1,731
Clear Channel Communications                                   21,200        697
Interpublic Group*                                             77,700        904
JC Penney                                                      38,700      1,835
Reebok International                                           10,600        600
Walt Disney                                                    59,100      1,426
                                                                        --------
                                                                           7,193
                                                                        --------
Consumer Staples (8.6%)
--------------------------------------------------------------------------------
Campbell Soup                                                  65,200      1,940
ConAgra Foods                                                  84,200      2,084
Constellation Brands, Cl A (A)*                                64,900      1,687
CVS (A)                                                        98,200      2,849
Dean Foods*                                                    69,400      2,697
Estee Lauder, Cl A (A)                                         35,500      1,237
HJ Heinz (A)                                                   62,300      2,276
                                                                        --------
                                                                          14,770
                                                                        --------
Energy (11.9%)
--------------------------------------------------------------------------------
Chesapeake Energy                                              64,700      2,475
ConocoPhillips                                                 54,100      3,782
Exxon Mobil                                                    52,600      3,342
National Oilwell Varco*                                        50,600      3,330
Noble Energy                                                   39,200      1,839
Reliant Energy (A)*                                            81,700      1,261
Valero Energy                                                  37,600      4,251
                                                                        --------
                                                                          20,280
                                                                        --------
Financials (27.1%)**
--------------------------------------------------------------------------------
ACE                                                            58,800      2,768
Allstate                                                       42,100      2,328
Assurant                                                       60,800      2,314
Citigroup                                                      54,700      2,490
Equity Office Properties Trust (A)                             54,100      1,770
Federated Investors, Cl B                                      73,100      2,429
Freddie Mac                                                    24,000      1,355
Goldman Sachs Group (A)                                        20,400      2,480
Hartford Financial Services Group (A)                          37,100      2,863
Hibernia, Cl A                                                 54,500      1,637
Lehman Brothers Holdings (A)                                   21,400      2,493
Loews                                                          41,100      3,798
Marshall & Ilsley                                              29,500      1,283
Merrill Lynch                                                  50,000      3,067
Metlife                                                        49,400      2,462
Prudential Financial                                           43,200      2,919
Radian Group (A)                                               55,000      2,920
Safeco                                                         33,900      1,810
Sovereign Bancorp (A)                                         144,800      3,191
                                                                        --------
                                                                          46,377
                                                                        --------

                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
Health Care (11.8%)
--------------------------------------------------------------------------------
Aetna                                                          40,500   $  3,489
Cigna                                                          21,600      2,546
Community Health Systems*                                      69,100      2,682
Forest Laboratories*                                           59,000      2,299
Sanofi-Aventis ADR                                             36,200      1,504
Triad Hospitals*                                               41,500      1,879
WellPoint*                                                     46,500      3,525
Wyeth                                                          47,500      2,198
                                                                        --------
                                                                          20,122
                                                                        --------
Industrials (7.1%)
--------------------------------------------------------------------------------
Alliant Techsystems*                                           25,100      1,874
Burlington Northern Santa Fe                                   42,700      2,553
Dun & Bradstreet*                                              28,600      1,884
Honeywell International                                        57,900      2,171
Republic Services                                              55,200      1,948
SPX                                                            38,100      1,751
                                                                        --------
                                                                          12,181
                                                                        --------
Information Technology (6.3%)
--------------------------------------------------------------------------------
BISYS Group*                                                  151,300      2,032
Digital Insight*                                               69,625      1,814
eFunds*                                                        85,600      1,612
Fairchild Semiconductor International (A)*                    147,500      2,192
Ingram Micro*                                                  73,200      1,357
LSI Logic*                                                    179,700      1,770
                                                                        --------
                                                                          10,777
                                                                        --------
Materials (2.3%)
--------------------------------------------------------------------------------
Lubrizol                                                       57,200      2,478
Syngenta ADR                                                   72,000      1,512
                                                                        --------
                                                                           3,990
                                                                        --------
Utilities (10.7%)
--------------------------------------------------------------------------------
AES*                                                          128,200      2,106
Ameren                                                         31,700      1,696
CMS Energy*                                                   133,000      2,188
Constellation Energy Group                                     37,400      2,304
Dominion Resources                                             22,500      1,938
Duke Energy (A)                                                62,700      1,829
Edison International                                           33,500      1,584
Exelon                                                         28,500      1,523
NiSource                                                       64,200      1,557
Public Service Enterprise Group                                23,750      1,528
                                                                        --------
                                                                          18,253
--------------------------------------------------------------------------------
Total Common Stock (Cost $133,723)                                       153,943
================================================================================

50 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Schedule of Investments

Constellation Clover Core Value Fund

September 30, 2005

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Short-Term Investment Held as Collateral for Loaned
   Securities (15.7%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                 26,966,850   $ 26,967
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities (Cost $26,967)                                       26,967
================================================================================
Cash Equivalent (2.3%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares               4,009,315      4,009
--------------------------------------------------------------------------------
Total Cash Equivalent (Cost $4,009)                                        4,009
================================================================================
Total Investments (108.0%) (Cost $164,699)                              $184,919
================================================================================

Percentages are based on net assets of $171,251,300.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $26,233,115.

ADR - American Depositary Receipt

Cl - Class

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 51

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Clover Small Cap Value Fund

September 30, 2005
                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
Common Stock (97.9%)
--------------------------------------------------------------------------------
Consumer Discretionary (9.9%)
--------------------------------------------------------------------------------
Big Lots (A)*                                                 111,000   $  1,220
Brown Shoe                                                     43,300      1,429
Callaway Golf                                                 228,350      3,446
Commercial Vehicle Group*                                      72,650      1,521
Cumulus Media, Cl A*                                          290,700      3,631
Dollar Thrifty Automotive Group*                              101,125      3,405
Entravision Communications, Cl A*                             407,225      3,205
HOT Topic*                                                    221,200      3,398
Isle of Capri Casinos*                                         75,650      1,617
Marvel Entertainment*                                         102,625      1,834
Monro Muffler                                                  85,775      2,253
Playtex Products*                                             174,100      1,915
RC2*                                                           48,275      1,630
Scholastic*                                                   118,275      4,371
Select Comfort (A)*                                            89,600      1,790
Steiner Leisure*                                              106,525      3,619
Sunterra*                                                     113,500      1,490
Timberland, Cl A*                                              40,600      1,371
WCI Communities (A)*                                           42,000      1,192
                                                                        --------
                                                                          44,337
                                                                        --------
Consumer Staples (5.0%)
--------------------------------------------------------------------------------
Andersons                                                      43,575      1,276
Chiquita Brands International (A)                             104,425      2,919
Church & Dwight (A)                                            73,375      2,710
Energizer Holdings (A)*                                        39,350      2,231
Nash Finch                                                     63,350      2,673
Natures Sunshine Products                                     166,550      3,871
Pantry*                                                        58,400      2,182
Performance Food Group*                                        85,500      2,698
Rite Aid*                                                     450,000      1,746
                                                                        --------
                                                                          22,306
                                                                        --------
Energy (7.8%)
--------------------------------------------------------------------------------
Cabot Oil & Gas                                                94,200      4,758
Denbury Resources*                                             44,800      2,260
Encore Acquisition*                                           118,600      4,608
Giant Industries*                                              38,850      2,274
Grey Wolf*                                                    428,500      3,612
Helmerich & Payne                                              70,700      4,269
Reliant Energy (A)*                                           327,025      5,049
SEACOR Holdings*                                               40,175      2,916
Tesoro                                                         33,225      2,234
Whiting Petroleum*                                             70,000      3,069
                                                                        --------
                                                                          35,049
                                                                        --------
Financials (30.3%)**
--------------------------------------------------------------------------------
Advanta, Cl B                                                  97,525      2,753
AG Edwards                                                     33,175      1,453
Allmerica Financial*                                          118,920      4,892
American Financial Realty Trust                               376,950      5,353
AmeriCredit (A)*                                              230,750      5,508

                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
AmerUs Group                                                   65,950    $ 3,784
BankAtlantic Bancorp, Cl A                                     99,675      1,693
CB Richard Ellis Group, Cl A*                                  37,150      1,828
CBL & Associates Properties                                    51,700      2,119
Colonial BancGroup                                            316,650      7,093
Commercial Capital Bancorp                                    115,100      1,957
East West Bancorp                                              33,800      1,151
FelCor Lodging Trust*                                         630,400      9,551
Financial Federal                                              33,500      1,333
FPIC Insurance Group*                                          72,150      2,597
Greater Bay Bancorp                                            53,800      1,326
HCC Insurance Holdings                                        108,075      3,083
Home Properties                                               109,800      4,310
HRPT Properties Trust                                         292,600      3,631
Investment Technology Group*                                   46,200      1,367
Jackson Hewitt Tax Service                                     56,000      1,339
Jefferies Group                                                45,000      1,960
Jones Lang LaSalle*                                            25,550      1,177
LTC Properties                                                198,225      4,202
MeriStar Hospitality*                                         292,750      2,673
Mid-America Apartment Communities                              35,900      1,670
Mills                                                          45,450      2,503
Northwest Bancorp                                             115,300      2,450
Ohio Casualty                                                 137,675      3,734
PFF Bancorp                                                   181,850      5,503
ProAssurance*                                                  75,775      3,536
Reckson Associates Realty                                     116,025      4,009
Scottish Re Group                                             140,825      3,357
Selective Insurance Group                                      78,175      3,823
State Auto Financial                                           42,700      1,351
Sterling Bancshares                                           247,000      3,633
Sterling Financial*                                            59,130      1,333
Strategic Hotel Capital                                       224,950      4,108
Trammell Crow*                                                 67,850      1,675
Triad Guaranty*                                                78,225      3,068
Trizec Properties                                             102,625      2,366
Trustreet Properties                                          200,200      3,133
United America Indemnity, Cl A*                               156,550      2,873
United Fire & Casualty                                         16,800        758
West Coast Bancorp                                             61,500      1,537
Zenith National Insurance                                      30,000      1,881
                                                                        --------
                                                                         136,434
                                                                        --------
Health Care (5.3%)
--------------------------------------------------------------------------------
Community Health Systems*                                      94,600      3,671
Kindred Healthcare*                                            36,300      1,082
LCA-Vision                                                     69,000      2,561
Lincare Holdings*                                              75,775      3,111
Molina Healthcare*                                             59,100      1,477
Triad Hospitals*                                               79,725      3,609
United Therapeutics*                                           70,850      4,945
Viasys Healthcare*                                            139,925      3,497
                                                                        --------
                                                                          23,953
                                                                        --------

52 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Clover Small Cap Value Fund

September 30, 2005

                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
Industrials (16.3%)
--------------------------------------------------------------------------------
AAR*                                                           97,325   $  1,672
Alderwoods Group*                                             258,775      4,239
Aviall*                                                        41,425      1,399
Brightpoint*                                                  204,100      3,906
CIRCOR International                                           52,725      1,447
CNF (A)                                                        53,675      2,818
CRA International*                                             25,250      1,053
Eagle Materials                                                13,850      1,681
EMCOR Group*                                                   52,650      3,122
Equifax                                                        37,800      1,321
Flowserve*                                                     84,400      3,068
FTI Consulting*                                                61,200      1,546
Gardner Denver*                                                34,675      1,546
GATX (A)                                                       40,350      1,596
Genesee & Wyoming, Cl A*                                       51,000      1,617
HUB Group, Cl A*                                               50,625      1,858
Innovative Solutions & Support*                                55,975        869
Laidlaw International*                                        107,125      2,589
Mesa Air Group (A)*                                           418,325      3,451
Milacron*                                                     360,969        643
Molecular Devices*                                             47,750        997
Moog, Cl A*                                                    42,600      1,258
NS Group*                                                      39,000      1,531
Pacer International*                                          119,375      3,147
Quanta Services*                                              214,225      2,733
Reliance Steel & Aluminum (A)                                  47,025      2,489
Shaw Group*                                                    61,000      1,504
Stewart & Stevenson Services                                   77,900      1,858
Teleflex (A)                                                   44,550      3,141
Terex*                                                         59,425      2,937
Tredegar                                                       99,675      1,297
United Rentals (A)*                                           183,100      3,609
URS*                                                           42,900      1,733
Washington Group International*                                35,625      1,920
Waste Connections*                                             51,900      1,821
                                                                        --------
                                                                          73,416
                                                                        --------
Information Technology (10.5%)
--------------------------------------------------------------------------------
Activision*                                                   175,783      3,595
Carreker*                                                     236,475      1,669
Checkpoint Systems*                                           116,225      2,757
Ciber*                                                        152,550      1,133
Coherent*                                                      54,600      1,599
Cymer*                                                         74,225      2,325
eFunds*                                                        88,300      1,663
ESS Technology*                                               177,425        630
Exar*                                                          42,063        590
Fairchild Semiconductor International (A)*                    233,025      3,463
Infospace*                                                     73,800      1,761
Integrated Silicon Solutions*                                 426,525      3,583
IXYS*                                                         231,075      2,440
LSI Logic*                                                    364,250      3,588
Neoware Systems*                                              146,975      2,460
Packeteer*                                                    243,025      3,050

                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
Pegasus Solutions*                                            222,900   $  2,002
Photronics (A)*                                                76,800      1,490
THQ*                                                          174,187      3,714
Vignette*                                                     103,600      1,648
Zoran*                                                                     2,157
                                                                        --------
                                                                          47,317
                                                                        --------

Materials (2.9%)
--------------------------------------------------------------------------------
Crown Holdings*                                                83,500      1,331
HB Fuller                                                      57,000      1,772
Owens-Illinois*                                               210,700      4,345
Potlatch                                                       29,400      1,532
Quanex                                                         26,500      1,755
RPM International                                             127,075      2,338
                                                                        --------
                                                                          13,073
                                                                        --------
Telecommunication Services (1.6%)
--------------------------------------------------------------------------------
NICE Systems ADR*                                             111,275      5,027
West*                                                          36,325      1,358
Yak Communications*                                           180,325        792
                                                                        --------
                                                                           7,177
                                                                        --------
Utilities (8.3%)
--------------------------------------------------------------------------------
Allegheny Energy*                                              72,075      2,214
Centerpoint Energy                                            204,975      3,048
CMS Energy*                                                   578,100      9,510
El Paso Electric*                                             151,075      3,150
Headwaters*                                                   108,500      4,058
NorthWestern                                                   60,225      1,818
NRG Energy*                                                    76,675      3,266
SEMCO Energy*                                                 294,500      1,941
Sierra Pacific Resources*                                     134,050      1,991
Southern Union*                                               149,465      3,852
Unisource Energy                                               72,850      2,421
                                                                        --------
                                                                          37,269
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $366,717)                                                       440,331
--------------------------------------------------------------------------------
Short-Term Investment Held as Collateral for Loaned
   Securities (6.4%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                 28,999,653     29,000
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for Loaned
   Securities
      (Cost $29,000)                                                      29,000
--------------------------------------------------------------------------------
Cash Equivalent (2.5%)
BlackRock TempCash Fund, Institutional Shares              11,108,314     11,108
--------------------------------------------------------------------------------
Total Cash Equivalent
      (Cost $11,108)                                                      11,108
--------------------------------------------------------------------------------
Total Investments (106.8%)
      (Cost $406,825)                                                    480,439
--------------------------------------------------------------------------------

                                       Constellation Funds 2005 Annual Report 53

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Clover Small Cap Value Fund

September 30, 2005

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------
Other assets and liabilities (-6.8)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                     $(29,000)
Payable for investment securities purchased                              (8,085)
Payable for capital shares redeemed                                        (404)
Payable due to Investment Adviser                                          (303)
Payable due to Administrator                                                (55)
Payable due to Trustees                                                      (7)
Other assets and liabilities, net                                         7,426
--------------------------------------------------------------------------------
Total Other assets and liabilities                                      (30,428)
--------------------------------------------------------------------------------
Net assets (100%)                                                      $450,011
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)                           $316,335
Undistributed net investment income                                          46
Accumulated net realized gain on investments                             60,016
Net unrealized appreciation on investments                               73,614
--------------------------------------------------------------------------------
Net assets                                                             $450,011
--------------------------------------------------------------------------------
Net asset value, offering and redemption
   price per share--Class I Shares
   ($450,011,132 / 16,284,557 shares)                                  $  27.63
--------------------------------------------------------------------------------

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $27,847,346.

ADR - American Depositary Receipt

Cl - Class

The accompanying notes are an integral part of the financial statements.


54 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Clover Core Fixed Income Fund

September 30, 2005

                                                           Face Amount    Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
U.S. Government Mortgage-Backed Obligations (39.8%)
--------------------------------------------------------------------------------
FHLMC CMO/REMIC
   Ser 2882, Cl OI IO
   5.000%, 02/15/30                                             $1,115   $   174
   Ser 2882, Cl YI IO
   5.000%, 03/15/24                                              4,847       477
FHLMC
   Pool #C01844
   4.500%, 04/01/34                                                643       613
   Pool #G08062
   5.000%, 06/01/35                                                742       727
   Pool #G11570
   5.000%, 04/01/19                                                439       438
FNMA CMO/REMIC
   Ser 1994-17, Cl H
   6.000%, 02/25/09                                                220       223
FNMA
   Pool #254759
   4.500%, 06/01/18                                              1,400     1,373
   Pool #255111
   5.500%, 03/01/34                                                869       870
   Pool #369214
   5.000%, 04/01/09                                                 30        30
   Pool #535301
   6.500%, 04/01/15                                                 85        88
   Pool #689022
   5.000%, 05/01/33                                                953       935
   Pool #694431
   5.000%, 03/01/18                                                590       589
   Pool #738783
   7.000%, 02/01/25                                                620       652
GNMA CMO/REMIC
  Ser 2004-59, Cl DA
  5.000%, 06/16/34                                                 208       208
GNMA
   Pool #13125
   8.000%, 10/15/06                                                  1         1
   Pool #187899
   8.000%, 05/15/17                                                  6         6
   Pool #196477
   10.000%, 04/15/10                                                20        22
   Pool #202886
   8.000%, 03/15/17                                                 21        22
   Pool #221235
   8.500%, 07/15/17                                                 16        18
   Pool #331786
   8.000%, 08/15/22                                                 18        19
   Pool #376400
   6.500%, 02/15/24                                                111       116
   Pool #439478
   7.000%, 01/15/27                                                 97       102
   Pool #457921
   5.500%, 12/15/28                                                189       191
   Pool #462622
   6.500%, 03/15/28                                                155       162

                                                           Face Amount    Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
   Pool #533974
   6.500%, 05/15/32                                             $   80   $    83
   Pool #553328
   4.500%, 07/15/18                                                620       613
   Pool #570400
   6.500%, 09/15/31                                                187       195
   Pool #604616
   4.500%, 09/15/18                                                699       691
   Pool #781029
   6.500%, 05/15/29                                                 53        55
   Pool #781096
   6.500%, 12/15/28                                                254       264
   Pool #781231
   7.000%, 12/15/30                                                122       128
   Pool #781276
   6.500%, 04/15/31                                                199       207
   Pool #781328
   7.000%, 09/15/31                                                123       129
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $10,455)                                                         10,421
================================================================================

Corporate Bonds (27.9%)
--------------------------------------------------------------------------------
Consumer Staples (4.6%)
--------------------------------------------------------------------------------
ConAgra Foods
   7.875%, 09/15/10                                                700       783
Sysco
   7.250%, 04/15/07                                                405       420
                                                                         -------
                                                                           1,203
                                                                         -------
Energy (2.1%)
--------------------------------------------------------------------------------
XTO Energy
   7.500%, 04/15/12                                                475       535
                                                                         -------
Financials (3.6%)
--------------------------------------------------------------------------------
Marsh & McClennan
   7.125%, 06/15/09                                                600       636
US Bancorp
   6.875%, 09/15/07                                                300       312
                                                                         -------
                                                                             948
                                                                         -------
Industrials (2.7%)
--------------------------------------------------------------------------------
Thermo Electron
   7.625%, 10/30/08                                                665       715
                                                                         -------
Utilities (14.9%)
--------------------------------------------------------------------------------
Carolina Power & Light
   5.125%, 09/15/13                                                685       690
Consolidated Edison, Ser 97-B
   6.450%, 12/01/07                                                300       311
Consolidated Natural Gas, Ser C
   6.250%, 11/01/11                                                415       441
Emerson Electric
   7.125%, 08/15/10                                                400       443
Kinder Morgan Energy
   5.125%, 11/15/14                                                500       493


                                       Constellation Funds 2005 Annual Report 55

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Clover Core Fixed Income Fund

September 30, 2005

                                                           Face Amount    Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
PPL Electric Utilities
   4.300%, 06/01/13                                             $  525    $  499
Scana, MTN, Ser B
   5.810%, 10/23/08                                              1,000     1,027
                                                                          ------
                                                                           3,904
--------------------------------------------------------------------------------
Total Corporate Bonds
   (Cost $7,303)                                                           7,305
================================================================================
U.S. Treasury Obligations (16.6%)
--------------------------------------------------------------------------------
U.S. Treasury Bonds (7.4%)
--------------------------------------------------------------------------------
   7.500%, 11/15/16                                                500       633
   6.250%, 08/15/23                                                650       777
   6.000%, 02/15/26                                                450       531
                                                                          ------
                                                                           1,941
                                                                          ------
U.S. Treasury Notes (9.2%)
--------------------------------------------------------------------------------
   5.000%, 02/15/11                                                850       881
   4.000%, 11/15/12                                              1,550     1,525
                                                                          ------
                                                                           2,406
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $4,348)                                                           4,347
================================================================================
U.S. Government Agency Obligations (5.7%)
--------------------------------------------------------------------------------
FHLB
   3.750%, 02/06/08                                                500       492
FHLMC
   3.250%, 07/31/06                                                150       149
TVA
   5.880%, 04/01/36                                                750       852
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
   (Cost $1,517)                                                           1,493
--------------------------------------------------------------------------------
Convertible Bonds (4.5%)
--------------------------------------------------------------------------------
BEA Systems, CV to 28.8600 Shares
   4.000%, 12/15/06                                                410       405
BISYS Group, CV to 29.9458 Shares (A)
   4.000%, 03/15/06                                                650       646
Quebecor World, CV to 30.5880 Shares
   6.000%, 10/01/07                                                128       128
--------------------------------------------------------------------------------
Total Convertible Bonds
   (Cost $1,181)                                                           1,179
--------------------------------------------------------------------------------
Asset-Backed Security (2.1%)
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors,
   Ser 1998-C1, Cl A3
   6.720%, 11/15/26                                                500       548
--------------------------------------------------------------------------------
Total Asset-Backed Security
   (Cost $561)                                                               548
================================================================================

                                                          Face Amount    Value
                                                         (000)/Shares    (000)
--------------------------------------------------------------------------------
Municipal Bond (1.5%)
--------------------------------------------------------------------------------
Virginia (1.5%)
--------------------------------------------------------------------------------
State Housing Authority RB, Taxable Rental, Ser C
   5.000%, 05/01/13                                          $    400   $   401
--------------------------------------------------------------------------------
Total Municipal Bond
   (Cost $406)                                                              401
================================================================================
Cash Equivalent (0.8%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares                 198,186       198
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $198)                                                              198
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (0.4%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                    102,000       102
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities (Cost $102)                                            102
================================================================================
Total Investments (99.3%)
   (Cost $26,071)                                                        25,994
================================================================================
Other assets and liabilities (0.7)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                         (102)
Payable for capital shares redeemed                                         (17)
Payable due to Investment Adviser                                            (5)
Income distribution payable                                                  (4)
Payable due to Administrator                                                 (3)
Other assets and liabilities, net                                           303
--------------------------------------------------------------------------------
Total Other assets and liabilities                                          172
================================================================================
Net assets (100%)                                                       $26,166
================================================================================
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)                            $25,637
Accumulated net realized gain on investments                                606
Net unrealized depreciation on investments                                  (77)
--------------------------------------------------------------------------------
Net assets                                                              $26,166
================================================================================
Net asset value, offering and redemption price per
   share--Class I Shares
   ($26,166,106 / 2,632,725 shares)                                     $  9.94
================================================================================

(A) The security or a portion of this security is on loan at September 30, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $99,575.

Cl - Class

CMO - Collateralized Mortgage Obligation

CV - Convertible Security

FHLB - Federal Home Loan Bank


56 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Clover Core Fixed Income Fund

September 30, 2005

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IO - Interest Only Security

MTN - Medium Term Note

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

Ser - Series

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 57

Financial Statements
--------------------------------------------------------------------------------

Schedule of Investments

Constellation Clover Income Plus Fund

September 30, 2005

                                                                           Value
                                                                  Shares   (000)
--------------------------------------------------------------------------------
Common Stock (78.8%)
--------------------------------------------------------------------------------
Consumer Discretionary (6.8%)
--------------------------------------------------------------------------------
Callaway Golf (A)                                                  4,025   $  61
Cherokee                                                             700      24
Claire's Stores                                                    1,375      33
Kimball International, Cl B                                        1,625      20
Knape & Vogt Manufacturing                                         1,350      18
Newell Rubbermaid (A)                                              1,875      42
OfficeMax                                                          1,250      40
Tupperware (A)                                                     2,900      66
World Wrestling Entertainment                                      2,525      33
                                                                           -----
                                                                             337
                                                                           -----
Consumer Staples (4.0%)
--------------------------------------------------------------------------------
Alliance One International                                         6,150      22
ConAgra Foods                                                      1,200      30
HJ Heinz                                                             875      32
Kimberly-Clark                                                       725      43
Reynolds American                                                    475      39
UST                                                                  750      31
                                                                           -----
                                                                             197
                                                                           -----
Energy (7.4%)
--------------------------------------------------------------------------------
BP ADR*                                                            1,500     106
Chevron (A)                                                        1,825     118
ConocoPhillips                                                       750      52
Lufkin Industries                                                  1,250      55
Reliant Energy*                                                    2,275      35
                                                                           -----
                                                                             366
                                                                           -----
Financials (20.2%)
--------------------------------------------------------------------------------
American Financial Realty Trust                                    2,575      37
AmSouth Bancorp (A)                                                2,200      56
Bank of America (A)                                                1,500      63
Citigroup                                                            775      35
Comerica                                                             375      22
Equity Residential (A)                                             3,075     116
First Industrial Realty Trust                                        375      15
FirstMerit                                                         1,500      40
Home Properties                                                      875      34
Hospitality Properties Trust                                         825      35
Huntington Bancshares                                              1,500      34
La Quinta Properties                                               1,000      26
LTC Properties (A)                                                 3,875      82
New York Community Bancorp                                         1,750      29
Public Storage                                                       525      35
Reckson Associates Realty                                          1,000      35
Simon Property Group                                                 825      61
Trustreet Properties                                               1,825      29
Vornado Realty Trust                                                 825      71
W.P. Stewart                                                       1,600      36
Weingarten Realty Investors                                          825      31
Wilmington Trust                                                     975      36
Winston Hotels (A)                                                 4,025      40
                                                                           -----
                                                                             998
                                                                           -----

                                                                           Value
                                                                  Shares   (000)
--------------------------------------------------------------------------------
Health Care (1.5%)
--------------------------------------------------------------------------------
Bristol-Myers Squibb                                               1,500   $  36
Merck                                                              1,450      40
                                                                           -----
                                                                              76
                                                                           -----

Industrials (8.9%)
--------------------------------------------------------------------------------
Emerson Electric                                                     875      63
General Electric                                                     900      30
Honeywell International (A)                                        1,450      54
Hubbell, Cl B                                                        575      27
International Aluminum                                             1,100      41
R.R. Donnelley & Sons                                              1,200      44
ServiceMaster (A)                                                  4,475      61
Standard Register (A)                                              3,250      49
Stewart & Stevenson Services (A)                                   2,850      68
                                                                           -----
                                                                             437
                                                                           -----
Materials (3.6%)
--------------------------------------------------------------------------------
Dow Chemical                                                         375      15
E.I. du Pont de Nemours                                              375      15
Lyondell Chemical                                                  1,075      31
NL Industries* (A)                                                 2,600      49
Olin                                                               1,350      25
RPM International                                                  2,275      42
                                                                           -----
                                                                             177
                                                                           -----
Telecommunication Services (0.7%)
--------------------------------------------------------------------------------
Verizon Communications                                             1,000      33
                                                                           -----
Utilities (25.7%)**
--------------------------------------------------------------------------------
Ameren (A)                                                         1,375      74
Cinergy                                                              900      40
CMS Energy* (A)                                                    4,575      75
Constellation Energy Group                                         1,225      75
Dominion Resources                                                   550      47
DPL                                                                2,425      67
Duke Energy                                                        1,225      36
Edison International                                               1,000      47
Energy East (A)                                                    2,025      51
Exelon                                                               500      27
FPL Group (A)                                                      2,100     100
KeySpan                                                              975      36
National Fuel Gas                                                  1,350      46
NiSource (A)                                                       2,950      72
NSTAR (A)                                                          1,575      46
PPL                                                                1,900      61
Public Service Enterprise Group (A)                                1,250      80
SCANA                                                              1,100      47
SEMCO Energy*                                                      2,575      17
Southern Union*                                                    1,837      47
Southwest Gas                                                      1,175      32
Vectren                                                              975      28
WGL Holdings                                                         775      25
Wisconsin Energy (A)                                               2,350      94
                                                                           -----
                                                                           1,270
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $3,737)                                                           3,891
================================================================================


58 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Schedule of Investments

Constellation Clover Income Plus Fund

September 30, 2005

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
Exchange Traded Fund (4.0%)
--------------------------------------------------------------------------------
iShares Dow Jones Select Dividend Index Fund (A)                  3,150   $  196
--------------------------------------------------------------------------------
Total Exchange Traded Fund
   (Cost $193)                                                               196
================================================================================
Preferred Stock (0.2%)
--------------------------------------------------------------------------------
Utilities (0.2%)
--------------------------------------------------------------------------------
Southern Union                                                      500       13
--------------------------------------------------------------------------------
Total Preferred Stock
   (Cost $14)                                                                 13
================================================================================
Cash Equivalent (13.1%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                      648,005      648
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $648)                                                               648
================================================================================
Total Investments (96.1%)
   (Cost $4,592)                                                          $4,748
================================================================================
Securities Sold Short (-28.5%)
--------------------------------------------------------------------------------
Consumer Discretionary (-3.3%)
--------------------------------------------------------------------------------
Carmax*                                                            (300)     (9)
Centex                                                             (525)    (34)
Dollar Tree Stores*                                                (500)    (11)
Entercom Communications*                                           (225)     (7)
KB Home                                                            (500)    (37)
Lee Enterprises                                                    (300)    (13)
Mohawk Industries*                                                 (150)    (12)
Regis                                                              (275)    (10)
Sotheby's Holdings, Cl A*                                        (1,400)    (23)
Thor Industries                                                    (150)     (5)
                                                                          ------
                                                                           (161)
                                                                          ------
Consumer Staples (-0.6%)
--------------------------------------------------------------------------------
Smart & Final*                                                   (1,550)    (20)
Universal                                                          (275)    (11)
                                                                          ------
                                                                            (31)
                                                                          ------
Energy (-1.0%)
--------------------------------------------------------------------------------
Hanover Compressor*                                                (425)     (6)
Harvest Natural Resources*                                       (1,725)    (19)
Petroleum Development*                                             (600)    (23)
                                                                          ------
                                                                            (48)
                                                                          ------
Exchange Traded Fund (-3.0%)
--------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund                      (2,300)   (148)
                                                                          ------
Financials (-1.8%)
--------------------------------------------------------------------------------
Commercial Capital Bancorp                                       (1,150)    (20)
Fannie Mae                                                         (450)    (20)
Freddie Mac                                                        (550)    (31)
Ocwen Financial*                                                 (2,750)    (19)
                                                                          ------
                                                                            (90)
                                                                          ------

                                                                           Value
                                                                  Shares   (000)
--------------------------------------------------------------------------------
Health Care (-2.7%)
--------------------------------------------------------------------------------
Cephalon*                                                          (275)  $ (13)
Cepheid*                                                         (2,675)    (20)
Cytyc*                                                           (1,400)    (38)
Martek Biosciences*                                                (125)     (4)
MGI Pharma*                                                        (875)    (20)
Onyx Pharmaceuticals*                                              (800)    (20)
Par Pharmaceutical*                                                (275)     (7)
Perrigo                                                            (725)    (10)
                                                                          ------
                                                                           (132)
                                                                          ------

Industrials (-4.3%)
--------------------------------------------------------------------------------
AGCO*                                                              (200)     (4)
Ceradyne*                                                          (750)    (28)
ChoicePoint*                                                       (325)    (14)
Crane                                                              (475)    (14)
Graco                                                              (300)    (10)
Heidrick & Struggles International*                                (725)    (23)
JB Hunt Transport Services                                         (450)     (9)
Kennametal                                                         (250)    (12)
Korn/Ferry International*                                        (1,350)    (22)
Nordson                                                            (175)     (7)
PDI*                                                             (1,600)    (25)
Resource America, Cl A                                           (1,150)    (20)
TeleTech Holdings*                                               (2,550)    (26)
                                                                          ------
                                                                           (214)
                                                                          ------
Information Technology (-5.7%)
--------------------------------------------------------------------------------
Acxiom                                                             (400)     (7)
C-COR*                                                           (2,875)    (20)
CDW                                                                (225)    (13)
CommScope*                                                         (250)     (4)
Cree*                                                              (250)     (6)
Ditech Communications*                                           (2,900)    (20)
F5 Networks*                                                       (400)    (17)
Harmonic*                                                        (4,000)    (23)
Infospace*                                                         (600)    (14)
Jack Henry & Associates                                            (700)    (14)
Lattice Semiconductor*                                           (1,025)     (4)
Mattson Technology*                                              (2,625)    (20)
MPS Group*                                                         (400)     (5)
Pixelworks*                                                      (2,325)    (15)
RSA Security*                                                      (275)     (3)
S1*                                                              (4,200)    (16)
Scansource*                                                        (450)    (22)
Silicon Image*                                                   (1,775)    (16)
Silicon Storage Technology*                                      (4,600)    (25)
TTM Technologies*                                                (2,500)    (18)
                                                                          ------
                                                                           (282)
                                                                          ------
Materials (-6.1%)
--------------------------------------------------------------------------------
Airgas                                                             (350)    (10)
AK Steel Holding*                                                (2,975)    (26)
Brush Engineered Materials*                                      (1,350)    (22)
Century Aluminum*                                                  (950)    (21)
Coeur d'Alene Mines*                                             (5,700)    (24)
Georgia Gulf                                                       (625)    (15)


                                       Constellation Funds 2005 Annual Report 59

Financial Statements
--------------------------------------------------------------------------------

Schedule of Investments

Constellation Clover Income Plus Fund

September 30, 2005

                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
Louisiana-Pacific                                                (800)  $   (22)
NewMarket*                                                     (1,325)      (23)
OM Group*                                                        (850)      (17)
Schnitzer Steel Industries, Cl A                                 (800)      (26)
Sensient Technologies                                            (200)       (4)
Sonoco Products                                                  (475)      (13)
Steel Dynamics                                                   (875)      (30)
Stillwater Mining*                                             (2,675)      (24)
WR Grace*                                                      (2,675)      (24)
                                                                        --------
                                                                           (301)
--------------------------------------------------------------------------------
Total Securities Sold Short
   (Proceeds $(1,349))                                                  $(1,407)
================================================================================

Percentages are based on net assets of $4,941,378.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  All or a portion of this security is held as collateral for short sales.

ADR  - American Depositary Receipt

Cl   - Class

The accompanying notes are an integral part of the financial statements.


60 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Chartwell Ultra Short Duration Fixed Income Fund

September 30, 2005

                                                           Face Amount    Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
U.S. Government Mortgage-Backed Obligations (75.3%)
--------------------------------------------------------------------------------
FHLMC CMO/REMIC
   Ser 1106, Cl E
   7.500%, 07/15/06                                            $     1   $     1
   Ser 1377, Cl F (A)
   4.313%, 09/15/07                                                164       164
   Ser 1544, Cl L (A)
   4.070%, 07/15/08                                                116       115
   Ser 2440, Cl OG
   6.500%, 12/15/30                                              1,589     1,598
   Ser 2463, Cl PE
   6.000%, 03/15/28                                              1,934     1,938
   Ser 2520, Cl BD
   5.250%, 10/15/31                                              1,427     1,436
   Ser 2527, Cl LT
   3.870%, 12/15/28                                                647       646
   Ser 2527, Cl LU
   3.790%, 12/15/28                                                982       980
   Ser 2537, Cl LA
   4.250%, 05/15/30                                              1,552     1,546
   Ser 2571, Cl FN (A)
   4.418%, 08/15/32                                              9,653     9,794
   Ser 2575, Cl LM
   4.500%, 05/15/32                                              2,070     2,056
   Ser 2586, Cl WA
   4.000%, 12/15/32                                              3,309     3,253
   Ser 2590, Cl UL
   3.750%, 03/15/32                                              2,211     2,172
   Ser 2594, Cl YA
   4.000%, 04/15/23                                              2,632     2,580
   Ser 2628, Cl F (A)
   4.168%, 06/15/32                                              4,088     4,103
   Ser 2649, Cl PJ
   3.500%, 06/15/33                                              2,456     2,397
   Ser 2650, Cl FX (A)
   4.168%, 12/15/32                                              8,319     8,362
   Ser 2720, Cl FA (A)
   4.168%, 01/15/29                                              2,699     2,698
   Ser 2750, Cl FG (A)
   4.168%, 02/15/34                                              4,956     4,979
   Ser 2752, Cl FM (A)
   4.118%, 12/15/30                                              3,610     3,619
   Ser 2752, Cl FP (A)
   5.168%, 02/15/34                                                438       439
   Ser 2764, Cl FB (A)
   4.118%, 03/15/31                                              3,962     3,973
   Ser 2770, Cl FH (A)
   4.168%, 03/15/34                                              4,570     4,609
   Ser 2778, Cl FV (A)
   4.368%, 03/15/34                                              1,240     1,258
   Ser 2799, Cl F (A)
   4.368%, 05/15/34                                              5,734     5,755
   Ser 2822, Cl FD (A)
   4.368%, 03/15/33                                                509       509

                                                           Face Amount    Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
   Ser 2822, Cl FP (A)
   4.368%, 11/15/32                                            $ 3,215   $ 3,239
   Ser 2827, Cl FW (A)
   4.568%, 07/15/34                                              7,171     7,184
   Ser 2858, Cl HF (A)
   4.318%, 09/15/34                                              3,243     3,247
   Ser 2876, Cl FH (A)
   4.318%, 10/15/34                                              4,443     4,446
   Ser 2878, Cl FD (A)
   4.368%, 10/15/34                                              5,171     5,176
   Ser 2886, Cl BF (A)
   4.268%, 11/15/34                                              2,504     2,509
   Ser 2892, Cl KF (A)
   4.418%, 11/15/34                                              7,185     7,203
   Ser 2894, Cl FB (A)
   4.368%, 11/15/34                                              4,868     4,883
   Ser 2921, Cl JF (A)
   4.268%, 01/15/35                                              4,939     4,942
   Ser 2925, Cl CF (A)
   4.268%, 01/15/35                                                461       462
FHLMC
   Pool #184967
   7.750%, 08/01/08                                                 20        21
   Pool #B15413
   8.000%, 03/01/11                                                643       684
   Pool #E00746
   7.000%, 09/01/14                                              1,917     2,002
   Pool #E64944
   7.000%, 07/01/11                                                273       285
   Pool #G10665
   7.000%, 03/01/12                                              2,126     2,220
   Pool #G10822
   7.000%, 07/01/13                                              4,005     4,181
   Pool #G11072
   7.500%, 12/01/15                                                712       752
   Pool #G11656
   7.000%, 06/01/17                                              3,750     3,917
   Pool #G10773
   7.000%, 12/01/12                                              5,544     5,788
   Pool #M90686
   5.500%, 12/01/06                                                238       240
FNMA CMO/REMIC
   Ser 2002-67, Cl AM
   5.000%, 11/25/15                                              2,735     2,743
   Ser 2002-81, Cl F (A)
   4.330%, 04/25/32                                             15,000    15,167
   Ser 2002-82, Cl FP (A)
   4.330%, 02/25/32                                              5,000     5,053
   Ser 2002-87, Cl FB (A)
   4.340%, 10/25/31                                              2,000     2,022
   Ser 2003-119, Cl PU
   4.000%, 11/25/33                                              2,993     2,939
   Ser 2003-33, Cl AM
   4.250%, 05/25/33                                              1,330     1,318


                                       Constellation Funds 2005 Annual Report 61

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Chartwell Ultra Short Duration Fixed Income Fund

September 30, 2005

                                                          Face Amount     Value
                                                             (000)        (000)
--------------------------------------------------------------------------------
   Ser 2003-33, Cl AU
   4.000%, 03/25/33                                           $ 2,071   $  1,975
   Ser 2003-34, Cl AD
   4.000%, 01/25/32                                             1,675      1,652
   Ser 2003-34, Cl FX (A)
   4.993%, 05/25/33                                               844        847
   Ser 2003-61, Cl FK (A)
   5.330%, 08/25/33                                            10,868     11,308
   Ser 2003-69, Cl NF (A)
   5.193%, 07/25/33                                             3,844      3,885
   Ser 2003-76, Cl FB (A)
   4.280%, 08/25/33                                             3,536      3,554
   Ser 2003-81, Cl FE (A)
   4.330%, 09/25/33                                             6,168      6,237
   Ser 2004-29, Cl HF (A)
   5.280%, 07/25/33                                               590        591
   Ser 2004-96, Cl LF (A)
   4.830%, 12/25/34                                             3,757      3,783
   Ser 2005-16, Cl FW (A)
   4.730%, 01/25/35                                             5,961      6,018
   Ser 2005-93, Cl XT (A)
   7.000%, 10/25/35                                             3,738      3,754
FNMA
   Pool #190054
   7.000%, 10/01/13                                               450        469
   Pool #190658
   7.000%, 02/01/09                                             1,477      1,525
   Pool #253472
   7.500%, 09/01/10                                               287        303
   Pool #519992
   7.000%, 10/01/14                                               287        300
   Pool #534851
   7.500%, 04/01/15                                               448        474
   Pool #535219
   7.500%, 03/01/15                                               336        355
   Pool #535635
   8.500%, 06/01/12                                               634        654
   Pool #545304
   7.500%, 11/01/31                                             3,428      3,629
   Pool #555646
   7.500%, 09/01/16                                             1,894      2,003
   Pool #704214
   7.500%, 12/01/27                                             1,655      1,756
GNMA ARM
   Pool #8103 (A)
   4.625%, 02/20/16                                                65         66
   Pool #8287 (A)
   4.125%, 11/20/17                                                65         66
   Pool #8297 (A)
   4.125%, 12/20/17                                               100        102
   Pool #8321 (A)
   4.625%, 02/20/18                                               243        243
   Pool #8333 (A)
   4.625%, 03/20/18                                               171        174

                                                           Face Amount    Value
                                                          (000)/Shares    (000)
--------------------------------------------------------------------------------
   Pool #8345 (A)
   4.875%, 04/20/18                                           $    94    $    95
   Pool #8366 (A)
   4.375%, 06/20/18                                               103        104
   Pool #8404 (A)
   3.750%, 09/20/18                                                 6          6
   Pool #8405 (A)
   4.000%, 09/20/18                                                53         53
   Pool #8462 (A)
   4.375%, 02/20/19                                                10         10
   Pool #8489 (A)
   4.875%, 04/20/19                                                89         90
GNMA CMO/REMIC
   Ser 2003-34, Cl PM
   4.000%, 04/20/33                                             6,322      6,204
GNMA
   Pool #781140
   7.000%, 10/15/14                                             3,889      4,084
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $228,685)                                                       229,972
================================================================================

U.S. Government Agency Obligations (17.6%)
--------------------------------------------------------------------------------
FHLB
   5.130%, 08/25/08                                           $10,000   $  9,950
   5.110%, 05/19/10                                            10,000      9,980
   4.761%, 12/07/07                                             9,000      8,955
   4.750%, 09/29/14                                             3,000      2,923
   4.000%, 06/13/07                                             5,000      4,962
   3.695%, 04/27/07                                            10,000      9,976
   3.610%, 02/22/07                                             5,000      4,987
   3.400%, 06/08/06                                             2,000      1,990
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
   (Cost $53,974)                                                         53,723
================================================================================
Repurchase Agreement (7.3%)
--------------------------------------------------------------------------------
PNC Capital Markets, 3.56%,
   dated 09/30/05, to be repurchased
   on 10/03/05, repurchase price
   $22,163,573 (collateralized by a
   U.S. Government obligation, par
   value $22,610,000, 4.00%, 09/22/09,
   total market value $22,157,800)(B)                          22,157     22,157
--------------------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $22,157)                                                         22,157
================================================================================
Cash Equivalent (0.0%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares                                           414         --
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $ --)                                                                --
================================================================================
Total Investments (100.2%)
   (Cost $304,816)                                                       305,852
================================================================================


62 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Chartwell Ultra Short Duration Fixed Income Fund

September 30, 2005

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------
Other assets and liabilities (-0.2)%
--------------------------------------------------------------------------------
Payable for capital shares redeemed                                    $ (1,062)
Payable for investment securities purchased                                (459)
Payable due to Investment Adviser                                           (64)
Payable due to Administrator                                                (37)
Income distribution payable                                                 (25)
Payable due to Trustees                                                      (5)
Other assets and liabilities, net                                         1,022
--------------------------------------------------------------------------------
Total Other assets and liabilities                                         (630)
================================================================================
Net assets (100%)                                                      $305,222
================================================================================

--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)                           $311,234
Undistributed net investment income                                           1
Accumulated net realized loss on investments                             (7,049)
Net unrealized appreciation on investments                                1,036
--------------------------------------------------------------------------------
Net assets                                                             $305,222
================================================================================

--------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share--Class I Shares ($305,221,604 / 30,279,186 shares)            $  10.08
================================================================================

(A) Variable rate security - the rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2005.

(B)  Tri-Party Repurchase Agreement

ARM - Adjustable Rate Mortgage

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

Ser - Series

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 63

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Chartwell Short Duration Fixed Income Fund

September 30, 2005

                                                            Face Amount    Value
                                                               (000)       (000)
--------------------------------------------------------------------------------
U.S. Government Mortgage-Backed Obligations (77.0%)
--------------------------------------------------------------------------------
FHLMC CMO/REMIC
   Ser 1093, Cl F
   7.500%, 06/15/06                                              $    8   $    8
   Ser 1538, Cl J
   6.500%, 06/15/08                                                 160      163
   Ser 2509, Cl EA
   4.000%, 12/15/12                                                 886      883
   Ser 2510, Cl TA
   4.000%, 06/15/32                                               1,162    1,128
   Ser 2515, Cl ED
   5.000%, 03/15/17                                               2,663    2,673
   Ser 2537, Cl LA
   4.250%, 05/15/30                                               1,536    1,531
   Ser 2541, Cl MC
   6.000%, 01/15/29                                                  43       42
   Ser 2543, Cl YJ
   4.500%, 03/15/32                                               2,178    2,139
   Ser 2566, Cl LM
   4.500%, 04/15/32                                               1,499    1,474
   Ser 2575, Cl QP
   4.500%, 11/15/31                                               1,831    1,812
   Ser 2583, Cl ND
   4.250%, 12/15/10                                               1,051    1,048
   Ser 2590, Cl QY
   3.750%, 04/15/28                                               1,376    1,342
   Ser 2590, Cl UL
   3.750%, 03/15/32                                               2,778    2,729
   Ser 2596, Cl QE
   4.000%, 03/15/33                                               1,851    1,779
   Ser 2649, Cl PJ
   3.500%, 06/15/33                                               4,425    4,319
   Ser 2744, Cl TA
   5.500%, 03/15/26                                               3,843    3,868
FHLMC
   Pool #C46122
   7.000%, 01/01/26                                               1,081    1,129
   Pool #C66916
   7.000%, 05/01/32                                                 199      208
   Pool #D94598
   6.500%, 04/01/21                                                 313      324
   Pool #E97227
   7.000%, 09/01/14                                                 488      509
   Pool #G10288
   6.000%, 09/01/09                                                  52       53
   Pool #G10446
   6.500%, 02/01/11                                                  76       78
   Pool #G30085
   7.500%, 10/01/17                                                 337      359
   Pool #M90771
   5.000%, 12/01/07                                                 801      808
FNMA CMO/REMIC
   Ser 1991-133, Cl Z
   8.000%, 09/25/06                                                  35       36
   Ser 1991-72, Cl G
   8.000%, 07/25/06                                                   7        7

                                                           Face Amount    Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
   Ser 1994-27, Cl PJ
   6.500%, 06/25/23                                              $  310   $  312
   Ser 1997-81, Cl PC
   5.000%, 04/18/27                                                  81       81
   Ser 1999-15, Cl PC
   6.000%, 09/25/18                                                  52       53
   Ser 2002-71, Cl AP
   5.000%, 11/25/32                                               1,682    1,679
   Ser 2002-72, Cl A
   5.000%, 10/25/15                                                 499      499
   Ser 2003-119, Cl PU
   4.000%, 11/25/33                                               1,283    1,260
   Ser 2003-30, Cl MB
   4.000%, 06/25/27                                               2,733    2,709
   Ser 2003-34, Cl GJ
   4.000%, 02/25/33                                               4,695    4,571
   Ser 2003-42, Cl CA
   4.000%, 05/25/33                                               1,451    1,412
   Ser 2003-7, Cl PA
   4.500%, 03/25/20                                                 390      390
   Ser 2005-93, Cl XT (A)
   7.000%, 10/25/35                                               5,000    5,022
FNMA
   Pool #190054
   7.000%, 10/01/13                                                 864      902
   Pool #250477
   6.000%, 01/01/11                                                  40       42
   Pool #303096
   7.500%, 12/01/09                                                 108      112
   Pool #313429
   7.000%, 03/01/12                                                 315      329
   Pool #323441
   7.000%, 12/01/13                                                 578      604
   Pool #323493
   7.500%, 12/01/28                                               2,168    2,300
   Pool #323832
   7.500%, 07/01/29                                                 328      347
   Pool #334593
   7.000%, 05/01/24                                                  22       23
   Pool #404993
   7.500%, 11/01/27                                               1,472    1,561
   Pool #535560
   7.000%, 08/01/14                                               4,971    5,195
   Pool #545304
   7.500%, 11/01/31                                               3,656    3,870
   Pool #546474
   7.000%, 01/01/15                                                 915      956
   Pool #6222
   9.000%, 04/01/16                                                  41       44
   Pool #647567
   6.000%, 06/01/17                                                 739      760
   Pool #665773
   7.500%, 06/01/31                                                 856      908
   Pool #704214
   7.500%, 12/01/27                                                 937      994


64 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Chartwell Short Duration Fixed Income Fund

September 30, 2005

                                                           Face Amount    Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
   Pool #725284
   7.000%, 11/01/18                                             $2,325   $ 2,430
   Pool #743490
   4.000%, 10/01/33                                              1,019       940
   Pool #794717
   7.500%, 06/01/31                                              3,897     4,133
   Pool #8245
   8.000%, 12/01/08                                                 58        60
   Pool #838790
   4.500%, 08/01/35                                              3,592     3,425
GNMA ARM
   Pool #8426 (A)
   4.125%, 11/20/18                                                 33        33
GNMA CMO/REMIC
   Ser 2002-13, Cl A
   6.000%, 10/16/30                                                 88        88
   Ser 2002-72, Cl AB
   4.500%, 10/20/32                                              1,752     1,702
GNMA
   Pool #2707
   5.500%, 01/20/14                                                 15        15
   Pool #2802
   5.500%, 07/20/14                                                 18        18
   Pool #2814
   8.000%, 08/20/17                                                199       212
   Pool #2843
   5.500%, 11/20/14                                                201       206
   Pool #2999
   7.500%, 11/20/30                                              1,831     1,935
   Pool #344233
   8.000%, 02/15/23                                                127       136
   Pool #345123
   8.000%, 12/15/23                                                295       316
   Pool #351122
   6.500%, 07/15/08                                                 36        37
   Pool #357343
   6.500%, 10/15/08                                                 19        20
   Pool #462486
   6.500%, 01/15/13                                                 70        73
   Pool #569337
   6.500%, 04/15/22                                                 91        94
   Pool #578189
   6.000%, 02/15/32                                                 80        82
   Pool #780322
   8.000%, 11/15/22                                                163       175
   Pool #780327
   8.000%, 11/15/17                                                 85        91
   Pool #780604
   7.000%, 07/15/12                                              1,108     1,158
   Pool #781140
   7.000%, 10/15/14                                              1,995     2,095
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $87,330)                                                         86,858
--------------------------------------------------------------------------------

                                                          Face Amount     Value
                                                         (000)/Shares     (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligations (11.0%)
--------------------------------------------------------------------------------
U.S. Treasury Notes (11.0%)
--------------------------------------------------------------------------------
   4.125%, 05/15/15 (C)                                   $     2,500   $  2,457
   4.000%, 04/15/10 (C)                                        10,000      9,909
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $12,520)                                                         12,366
================================================================================
U.S. Government Agency Obligations (8.2%)
--------------------------------------------------------------------------------
FHLB
   6.000%, 04/26/19                                               500        487
   6.000%, 03/30/20                                             5,000      4,880
   4.750%, 09/29/14                                             4,000      3,898
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
   (Cost $9,471)                                                           9,265
================================================================================
Certificate of Deposit (1.7%)
--------------------------------------------------------------------------------
Deutsche Bank (A) 5.375%, 06/02/08                              2,000      1,946
--------------------------------------------------------------------------------
Total Certificate of Deposit
   (Cost $1,999)                                                           1,946
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (11.5%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                 12,980,062     12,980
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $12,980)                                                         12,980
================================================================================
Repurchase Agreement (4.7%)
--------------------------------------------------------------------------------
PNC Capital Markets, 3.56%, dated 09/30/05, to be
   repurchased on 10/03/05, repurchase price $5,353,588
   (collateralized by a U.S. Government obligation, par
   value $5,462,000, 4.00%, 09/29/09, total market value
   $5,352,760)(B)                                               5,352      5,352
--------------------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $5,352)                                                           5,352
================================================================================
Cash Equivalents (0.0%)
--------------------------------------------------------------------------------
BlackRock FedFund, Institutional Shares                           379         --
BlackRock T-Fund, Institutional Shares                            379          1
--------------------------------------------------------------------------------
Total Cash Equivalents
   (Cost $1)                                                                   1
================================================================================
Total Investments (114.1%)
   (Cost $129,653)                                                       128,768
================================================================================

                                       Constellation Funds 2005 Annual Report 65

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Chartwell Short Duration Fixed Income Fund

September 30, 2005

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------
Other assets and liabilities (-14.1)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                     $(12,980)
Payable for investment securities purchased                              (3,431)
Payable for capital shares redeemed                                         (88)
Payable due to Investment Adviser                                           (19)
Payable due to Administrator                                                (14)
Income distribution payable                                                  (4)
Payable due to Trustees                                                      (2)
Other assets and liabilities, net                                           603
--------------------------------------------------------------------------------
Total Other assets and liabilities                                      (15,935)
================================================================================
Net assets (100%)                                                      $112,833
================================================================================
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)                           $116,798
Distributions in excess of net investment income                             (4)
Accumulated net realized loss on investments                             (3,076)
Net unrealized depreciation on investments                                 (885)
--------------------------------------------------------------------------------
Net assets                                                             $112,833
================================================================================
Net asset value, offering and redemption price per
   share--Class I Shares
   ($112,832,722 / 11,433,997 shares)                                  $   9.87
================================================================================

(A) Variable rate security - the rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2005.

(B)  Tri-Party Repurchase Agreement

(C) The security or a portion of this security is on loan at September 30, 2005 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $12,592,323.

ARM - Adjustable Rate Mortgage

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

Ser - Series

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


66 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Chartwell High Yield Fund

September 30, 2005

                                                            Face Amount    Value
                                                               (000)       (000)
--------------------------------------------------------------------------------
Corporate Bonds (94.9%)
--------------------------------------------------------------------------------
Consumer Discretionary (28.0%)*
--------------------------------------------------------------------------------
Albritton Communications
   7.750%, 12/15/12                                                $ 80   $   79
Allied (Escrow Security)
   11.375%, 07/15/11                                                 80       79
Aztar
   7.875%, 06/15/14                                                  95       99
Brown Shoe
   8.750%, 05/01/12                                                  65       69
Cablevision Systems, Ser B
   8.000%, 04/15/12                                                  75       73
Charter Communications (A)
   8.000%, 04/30/12                                                  75       76
Commercial Vehicle Group (A)
   8.000%, 07/01/13                                                  65       65
DIRECTV Holdings (A)
   6.375%, 06/15/15                                                  75       74
Echostar DBS
   6.625%, 10/01/14                                                  75       74
H&E Equipment
   11.125%, 06/15/12                                                 85       95
Intrawest
   7.500%, 10/15/13                                                  75       77
Invista (A)
   9.250%, 05/01/12                                                  75       82
Jean Coutu Group (B)
   8.500%, 08/01/14                                                  95       95
Lamar Media (A)
   6.625%, 08/15/15                                                  75       76
Loews Cineplex Entertainment
   9.000%, 08/01/14                                                  90       88
Mediacom Broadband
   11.000%, 07/15/13                                                 65       70
Norcraft
   9.000%, 11/01/11                                                  45       47
Sonic Automotive, Ser B
   8.625%, 08/15/13                                                  65       64
Starwood Hotels & Resorts
   7.375%, 11/15/15                                                  90       98
Tenneco Automotive
   8.625%, 11/15/14                                                  70       71
Time Warner (B)
   9.750%, 07/15/08                                                  90       91
Town Sports International
   9.625%, 04/15/11                                                  10       10
Vertis, Ser B (B)
   10.875%, 06/15/09                                                 55       54
W.H. Holdings
   9.500%, 04/01/11                                                   6        6
Wynn Las Vegas
   6.625%, 12/01/14                                                  75       72
                                                                          ------
                                                                           1,784
                                                                          ------

                                                           Face Amount    Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
Consumer Staples (5.5%)
--------------------------------------------------------------------------------
American Seafood Group
   10.125%, 04/15/10                                               $105   $  112
Chiquita Brands International
   7.500%, 11/01/14                                                  75       71
Stater Brothers Holdings
   8.125%, 06/15/12                                                  85       84
United Agri Products
   8.250%, 12/15/11                                                  77       81
                                                                          ------
                                                                             348
                                                                          ------

Energy (6.9%)
--------------------------------------------------------------------------------
ANR Pipeline
   8.875%, 03/15/10                                                  60       65
Chesapeake Energy
   6.250%, 01/15/18                                                 105      103
El Paso Natural Gas, Ser A
   7.625%, 08/01/10                                                  60       62
Kerr-McGee
   7.000%, 11/01/11                                                  75       75
Transcontinental Gas Pipe, Ser B
   7.000%, 08/15/11                                                  60       64
Whiting Petroleum
   7.250%, 05/01/13                                                  70       71
                                                                          ------
                                                                             440
                                                                          ------
Financials (5.4%)
--------------------------------------------------------------------------------
Bluewater Finance
   10.250%, 02/15/12                                                 75       81
E*trade Financial
   8.000%, 06/15/11                                                  80       83
La Quinta Properties
   8.875%, 03/15/11                                                 100      107
LaBranche
   11.000%, 05/15/12                                                 65       72
                                                                          ------
                                                                             343
                                                                          ------
Health Care (5.0%)
--------------------------------------------------------------------------------
HCA
   5.750%, 03/15/14                                                  90       86
Iasis Healthcare
   8.750%, 06/15/14                                                  90       93
Mylan Laboratories (A)
   6.375%, 08/15/15                                                  85       85
Norcross Safety Products, Ser B
   9.875%, 08/15/11                                                  50       54
                                                                          ------
                                                                             318
                                                                          ------
Industrials (24.9%)
--------------------------------------------------------------------------------
Allied Waste North America, Ser B
   8.500%, 12/01/08                                                  80       83
Buhrmann US
   8.250%, 07/01/14                                                  50       51
CE Generation
   7.416%, 12/15/18                                                  95      101


                                       Constellation Funds 2005 Annual Report 67

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Chartwell High Yield Fund

September 30, 2005

                                                            Face Amount    Value
                                                               (000)       (000)
--------------------------------------------------------------------------------
Cenveo
   9.625%, 03/15/12                                                $ 80   $   86
Coinmach
   9.000%, 02/01/10                                                 112      115
Douglas Dynamics (A)
   7.750%, 01/15/12                                                  75       75
Geo Group
   8.250%, 07/15/13                                                 125      124
Goodman Global Holdings (A)(B)
   7.875%, 12/15/12                                                  75       68
K. Hovnanian Enterprises
   6.500%, 01/15/14                                                  85       82
Koppers
   9.875%, 10/15/13                                                 100      110
L-3 Communications (A)
   6.375%, 10/15/15                                                  85       86
Noble Group (A)
   6.625%, 03/17/15                                                  90       83
Ply Gem Industries
   9.000%, 02/15/12                                                  85       71
Sensus Metering Systems
   8.625%, 12/15/13                                                  80       74
Ship Finance International
   8.500%, 12/15/13                                                  90       88
Spectrum Brands
   8.500%, 10/01/13                                                  85       82
Tech Olympic USA
   9.000%, 07/01/10                                                  75       78
Trinity
   6.500%, 03/15/14                                                  50       49
Williams Scotsman (A)
   8.500%, 10/01/15                                                  80       81
                                                                          ------
                                                                           1,587
                                                                          ------
Materials (8.2%)
--------------------------------------------------------------------------------
Ainsworth Lumber
   7.250%, 10/01/12                                                  65       61
Arch Western Finance
   6.750%, 07/01/13                                                  75       76
Domtar
   7.125%, 08/15/15                                                  85       78
Freeport-McMoRan Copper & Gold
   10.125%, 02/01/10                                                 70       77
Georgia-Pacific
   7.700%, 06/15/15                                                  85       94
Propex Fabrics
   10.000%, 12/01/12                                                 95       88
Solo Cup
   8.500%, 02/15/14                                                  50       44
                                                                          ------
                                                                             518
                                                                          ------
Telecommunication Services (5.3%)
--------------------------------------------------------------------------------
Cincinnati Bell
   8.375%, 01/15/14                                                 100       98
Qwest (A)
   7.625%, 06/15/15                                                  85       87

                                                            Face Amount    Value
                                                           (000)/Shares    (000)
--------------------------------------------------------------------------------
Rogers Wireless
   7.250%, 12/15/12                                            $     75   $   79
Superior Essex Communications
   9.000%, 04/15/12                                                  75       76
                                                                          ------
                                                                             340
                                                                          ------
Utilities (5.7%)
--------------------------------------------------------------------------------
AES
   9.500%, 06/01/09                                                  95      103
Consumers Energy
   6.300%, 02/01/12                                                  75       76
TXU, Ser P
   5.550%, 11/15/14                                                  85       81
Tenaska Alabama (A)
   7.000%, 06/30/21                                                 100      101
                                                                          ------
                                                                             361
--------------------------------------------------------------------------------
Total Corporate Bonds
   (Cost $6,231)                                                           6,039
================================================================================
Common Stock (2.2%)
--------------------------------------------------------------------------------
Industrials (2.2%)
--------------------------------------------------------------------------------
Coinmach Service                                                  5,000       70
Synagro Technologies                                             15,000       70
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $141)                                                               140
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (5.1%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                      322,650      323
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $323)                                                               323
================================================================================
Cash Equivalent (1.4%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                       90,495       90
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $90)                                                                 90
================================================================================
Repurchase Agreement (0.7%)
--------------------------------------------------------------------------------
PNC Capital Markets, 3.56%, dated 09/30/05, to be
   repurchased on 10/03/05, repurchase price $43,013
   (collateralized by a U.S. Government obligation,
   par value $44,000, 4.00%, 09/22/09, total market
   value $43,120) (C)                                                43       43
--------------------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $43)                                                                 43
================================================================================
Total Investments (104.3%)
   (Cost $6,828)                                                           6,635
================================================================================


68 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Chartwell High Yield Fund

September 30, 2005

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------
Other assets and liabilities (-4.3)%
--------------------------------------------------------------------------------
Receivable due from Investment Adviser                                 $      2
Obligation to return securities lending collateral                         (323)
Payable for capital shares redeemed                                         (34)
Income distribution payable                                                 (31)
Payable due to Administrator                                                 (1)
Other assets and liabilities, net                                           115
--------------------------------------------------------------------------------
Total Other assets and liabilities                                         (272)
================================================================================
Net assets (100%)                                                      $  6,363
================================================================================
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)                           $ 21,627
Undistributed net investment income                                           2
Accumulated net realized loss on investments                            (15,073)
Net unrealized depreciation on investments                                 (193)
--------------------------------------------------------------------------------
Net assets                                                             $  6,363
================================================================================
Net asset value, offering and redemption
   price per share--Class I Shares
   ($6,363,198 / 1,285,644 shares)                                     $   4.95
================================================================================

* More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Security is considered liquid. The total value of such securities as of September 30, 2005, was $1,038,960 and represented 16.33% of net assets.

(B) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $314,421.

(C)  Tri-Party Repurchase Agreement

Ser - Series

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 69

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation HLAM Large Cap Quality Stock Fund

September 30, 2005

                                                                         Value
                                                             Shares      (000)
--------------------------------------------------------------------------------
Common Stock (99.4%)
--------------------------------------------------------------------------------
Consumer Discretionary (24.2%)
--------------------------------------------------------------------------------
Comcast, Cl A (A)*                                             18,725   $   550
Gannett                                                         2,170       149
Harley-Davidson                                                11,960       579
Home Depot                                                     19,585       747
International Game Technology                                   6,865       185
Mattel                                                         13,345       223
Nike, Cl B                                                      2,025       166
Omnicom Group                                                   8,150       682
TJX                                                             9,765       200
Viacom, Cl B                                                    5,280       174
Walt Disney                                                    10,520       254
                                                                        -------
                                                                          3,909
                                                                        -------
Consumer Staples (10.1%)
--------------------------------------------------------------------------------
CVS (A)                                                        12,445       361
Gillette                                                        4,600       268
PepsiCo (A)                                                    12,145       689
Walgreen                                                        6,965       302
                                                                        -------
                                                                          1,620
                                                                        -------
Financials (23.7%)
--------------------------------------------------------------------------------
American International Group (A)                               12,776       792
Berkshire Hathaway, Cl A*                                           7       574
Cincinnati Financial                                            8,085       339
Freddie Mac                                                     7,175       405
JPMorgan Chase                                                  4,910       167
Morgan Stanley                                                  6,570       354
Synovus Financial                                              21,875       606
US Bancorp (A)                                                 10,950       308
Washington Mutual                                               7,150       280
                                                                        -------
                                                                          3,825
                                                                        -------
Health Care (20.3%)
--------------------------------------------------------------------------------
Allergan (A)                                                    3,790       347
Amgen*                                                          4,720       376
Cardinal Health                                                 4,630       294
Johnson & Johnson (A)                                           8,605       544
Pfizer                                                         16,410       410
Teva Pharmaceutical
   Industries ADR (A)                                           6,850       229
Varian Medical Systems*                                         4,590       181
Waters*                                                        16,030       667
Wyeth                                                           5,030       233
                                                                        -------
                                                                          3,281
                                                                        -------
Industrials (4.2%)
--------------------------------------------------------------------------------
Cintas (A)                                                      3,890       159
Dover                                                           6,025       246
Tyco International                                              9,900       276
                                                                        -------
                                                                            681
                                                                        -------
Information Technology (15.4%)
--------------------------------------------------------------------------------
Applied Materials                                              21,000       356
Automatic Data Processing                                      16,370       705
Cisco Systems*                                                 12,900       231

                                                                         Value
                                                             Shares      (000)
--------------------------------------------------------------------------------
EMC*                                                            9,680   $   125
First Data                                                     13,330       533
Microsoft                                                      11,330       292
Texas Instruments (A)                                           7,140       242
                                                                        -------
                                                                          2,484
                                                                        -------
Telecommunication Services (1.5%)
--------------------------------------------------------------------------------
Nokia ADR*                                                     14,510       245
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $12,284)                                                        16,045
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (25.4%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                  4,103,331     4,103
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $4,103)                                                          4,103
================================================================================
Cash Equivalent (0.7%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares                 111,541       112
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $112)                                                              112
================================================================================
Total Investments (125.5%)
   (Cost $16,499)                                                        20,260
================================================================================
Other assets and liabilities (-25.5)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                       (4,103)
Payable due to Investment Adviser                                            (9)
Payable for capital shares redeemed                                          (6)
Payable due to Shareholder Servicing Agent                                   (3)
Payable due to Administrator                                                 (2)
Other assets and liabilities, net                                             3
--------------------------------------------------------------------------------
Total Other assets and liabilities                                       (4,120)
================================================================================
Net assets (100%)                                                       $16,140
================================================================================
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)                            $ 8,691
Accumulated net realized gain on investments                              3,688
Net unrealized appreciation on investments                                3,761
--------------------------------------------------------------------------------
Net assets                                                              $16,140
================================================================================
Net asset value, offering and redemption price per
   share -- Class I Shares
   ($16,139,670 / 810,273 shares)                                       $ 19.92
================================================================================

* Non-income producing security.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $3,989,129.

ADR - American Depositary Receipt

Cl - Class

The accompanying notes are an integral part of the financial statements.


70 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Diversified Value Fund

September 30, 2005

                                                                         Value
                                                             Shares      (000)
--------------------------------------------------------------------------------
Common Stock (98.7%)
--------------------------------------------------------------------------------
Consumer Discretionary (9.0%)
--------------------------------------------------------------------------------
Dollar Tree Stores*                                            69,280   $  1,500
Home Depot                                                     85,880      3,275
Viacom, Cl B                                                  131,376      4,337
Walt Disney                                                   255,095      6,155
                                                                        --------
                                                                          15,267
                                                                        --------
Consumer Staples (6.9%)
--------------------------------------------------------------------------------
Altria Group (A)                                               67,475      4,974
Anheuser-Busch                                                 62,365      2,684
Procter & Gamble (A)                                           43,960      2,614
Wal-Mart Stores                                                32,250      1,413
                                                                        --------
                                                                          11,685
                                                                        --------
Energy (16.1%)
--------------------------------------------------------------------------------
Devon Energy                                                  104,030      7,141
ENSCO International                                            77,440      3,608
Exxon Mobil                                                   193,200     12,276
Marathon Oil                                                   59,500      4,101
                                                                        --------
                                                                          27,126
                                                                        --------
Financials (34.1%)**
--------------------------------------------------------------------------------
Bank of New York                                              159,625      4,695
Bear Stearns (A)                                               59,520      6,532
Capital One Financial (A)                                      68,930      5,481
CapitalSource (A)*                                            155,100      3,381
Centerpoint Properties Trust                                   47,345      2,121
Citigroup                                                     171,710      7,816
Everest Re Group                                               33,430      3,273
First Industrial Realty Trust (A)                              68,575      2,747
North Fork Bancorporation                                     218,600      5,574
Radian Group (A)                                               49,035      2,604
TCF Financial (A)                                              84,600      2,263
Torchmark                                                      46,591      2,461
Washington Mutual (A)                                          39,250      1,539
Wells Fargo                                                   120,325      7,048
                                                                        --------
                                                                          57,535
                                                                        --------
Health Care (6.9%)
--------------------------------------------------------------------------------
Eli Lilly                                                      61,000      3,265
Pfizer                                                        211,080      5,270
WellPoint*                                                     41,270      3,129
                                                                        --------
                                                                          11,664
                                                                        --------
Industrials (6.7%)
--------------------------------------------------------------------------------
3M                                                             44,900      3,294
FedEx                                                          24,940      2,173
General Dynamics (A)                                           22,140      2,647
Rockwell Automation                                            59,745      3,160
                                                                        --------
                                                                          11,274
                                                                        --------

                                                                         Value
                                                             Shares      (000)
--------------------------------------------------------------------------------
Information Technology (4.1%)
--------------------------------------------------------------------------------
Applied Materials                                              83,420   $  1,415
Dell*                                                          33,005      1,129
Flextronics International*                                    131,255      1,686
Microsoft                                                     103,925      2,674
                                                                        --------
                                                                           6,904
                                                                        --------

Materials (2.5%)
--------------------------------------------------------------------------------
Air Products & Chemicals (A)                                   50,400      2,779
Weyerhaeuser (A)                                               19,965      1,373
                                                                        --------
                                                                           4,152
                                                                        --------
Telecommunication Services (5.4%)
--------------------------------------------------------------------------------
SBC Communications (A)                                        195,350      4,683
Sprint Nextel                                                 184,460      4,386
                                                                        --------
                                                                           9,069
                                                                        --------
Utilities (7.0%)
--------------------------------------------------------------------------------
Entergy                                                        59,527      4,424
FPL Group                                                      91,560      4,359
PG&E                                                           77,280      3,033
                                                                        --------
                                                                          11,816
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $144,049)                                                       166,492
================================================================================
Exchange Traded Fund (1.0%)
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund                          24,300      1,673
--------------------------------------------------------------------------------
Total Exchange Traded Fund
   (Cost $1,622)                                                           1,673
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (24.4%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                 41,040,297     41,040
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $41,040)                                                         41,040
================================================================================
Cash Equivalent (0.3%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                    510,873        511
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $511)                                                               511
================================================================================
Total Investments (124.4%)
   (Cost $187,222)                                                       209,716
================================================================================


                                       Constellation Funds 2005 Annual Report 71

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Diversified Value Fund

September 30, 2005

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------
Other assets and liabilities (-24.4)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                     $(41,040)
Payable for investment securities purchased                              (3,470)
Income distribution payable                                                (291)
Payable for capital shares redeemed                                        (255)
Payable due to Investment Adviser                                           (59)
Payable due to Shareholder Servicing Agent                                  (34)
Payable due to Administrator                                                (20)
Payable due to Trustees                                                      (2)
Other assets and liabilities, net                                         3,997
--------------------------------------------------------------------------------
Total Other Assets and liabilities                                      (41,174)
================================================================================
Net assets (100%)                                                      $168,542
================================================================================
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
   (unlimited authorization -- no par value)                           $132,646
Accumulated net realized gain on investments                             13,402
Net unrealized appreciation on investments                               22,494
--------------------------------------------------------------------------------
Net assets                                                             $168,542
================================================================================
Net asset value, offering and redemption
   price per share--Class II Shares
   ($168,542,232 / 13,380,135 shares)                                  $  12.60
================================================================================

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $40,085,233.

Cl - Class

The accompanying notes are an integral part of the financial statements.


72 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Select Value Fund

September 30, 2005

                                                                         Value
                                                            Shares       (000)
--------------------------------------------------------------------------------
Common Stock (99.0%)
--------------------------------------------------------------------------------
Consumer Discretionary (8.2%)
--------------------------------------------------------------------------------
Dollar Tree Stores*                                           80,875   $  1,751
Walt Disney                                                  150,180      3,624
                                                                       --------
                                                                          5,375
                                                                       --------
Consumer Staples (8.8%)
--------------------------------------------------------------------------------
Altria Group (A)                                              45,745      3,372
Anheuser-Busch                                                22,850        984
Wal-Mart Stores (A)                                           32,000      1,402
                                                                       --------
                                                                          5,758
                                                                       --------
Energy (17.5%)
--------------------------------------------------------------------------------
Devon Energy                                                  64,180      4,405
ENSCO International                                           70,580      3,288
Exxon Mobil                                                   58,560      3,721
                                                                       --------
                                                                         11,414
                                                                       --------
Financials (30.8%)
--------------------------------------------------------------------------------
Bank of New York                                              57,885      1,702
Capital One Financial (A)                                     43,500      3,459
CapitalSource (A)*                                            90,565      1,974
Citigroup                                                     52,230      2,378
Everest Re Group                                              24,345      2,383
Host Marriott                                                 99,660      1,684
North Fork Bancorporation                                    122,145      3,115
Wells Fargo                                                   58,350      3,418
                                                                       --------
                                                                         20,113
                                                                       --------
Health Care (7.6%)
--------------------------------------------------------------------------------
Biomet                                                        36,760      1,276
Medicis Pharmaceutical, Cl A (A)                              40,630      1,323
Pfizer                                                        95,515      2,385
                                                                       --------
                                                                          4,984
                                                                       --------
Industrials (4.9%)
--------------------------------------------------------------------------------
FedEx                                                         13,770      1,200
Rockwell Automation                                           37,600      1,989
                                                                       --------
                                                                          3,189
                                                                       --------
Information Technology (4.8%)
--------------------------------------------------------------------------------
Applied Materials                                             97,035      1,645
Flextronics International*                                   117,650      1,512
                                                                       --------
                                                                          3,157
                                                                       --------
Materials (4.1%)
--------------------------------------------------------------------------------
Air Products & Chemicals (A)                                  28,445      1,568
Weyerhaeuser (A)                                              16,170      1,112
                                                                       --------
                                                                          2,680
                                                                       --------
Telecommunication Services (5.2%)
--------------------------------------------------------------------------------
Sprint Nextel                                                143,085      3,403
                                                                       --------
Utilities (7.1%)
--------------------------------------------------------------------------------
FPL Group                                                     55,410      2,638
PG&E                                                          51,775      2,032
                                                                       --------
                                                                          4,670
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $58,314)                                                        64,743
================================================================================

                                                                         Value
                                                             Shares      (000)
--------------------------------------------------------------------------------
Exchange Traded Fund (0.5%)
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund                          5,565   $    384
--------------------------------------------------------------------------------
Total Exchange Traded Fund (Cost $375)                                      384
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (22.2%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                14,497,435     14,497
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $14,497)                                                        14,497
================================================================================
Cash Equivalent (0.3%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                   175,414        175
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $175)                                                              175
================================================================================
Total Investments (122.0%)
   (Cost $73,361)                                                        79,799
================================================================================
Other assets and liabilities (-22.0)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (14,497)
Income distribution payable                                                 (74)
Payable for capital shares redeemed                                         (34)
Payable due to Investment Adviser                                           (24)
Payable due to Shareholder Servicing Agent                                  (13)
Payable due to Administrator                                                 (8)
Payable due to Trustees                                                      (1)
Other assets and liabilities, net                                           252
--------------------------------------------------------------------------------
Total Other assets and liabilities                                      (14,399)
================================================================================
Net assets (100%)                                                      $ 65,400
================================================================================
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
   (unlimited authorization -- no par value)                           $ 52,920
Accumulated net realized gain on investments                              6,042
Net unrealized appreciation on investments                                6,438
--------------------------------------------------------------------------------
Net assets                                                             $ 65,400
================================================================================
Net asset value, offering and redemption
   price per share--Class II Shares
   ($65,399,877 / 5,638,819 shares)                                    $  11.60
================================================================================

*    Non-income producing security.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $14,043,286.

Cl - Class

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 73

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Diversified Growth Fund

September 30, 2005

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Common Stock (96.9%)
--------------------------------------------------------------------------------
Consumer Discretionary (15.2%)
--------------------------------------------------------------------------------
Advance Auto Parts*                                            40,642   $  1,572
Aeropostale*                                                   57,340      1,219
Brinker International*                                         23,330        876
Centex                                                         19,005      1,227
Dollar Tree Stores*                                            83,522      1,808
eBay*                                                          46,419      1,913
Harley-Davidson (A)                                            18,750        908
JC Penney                                                      33,095      1,569
Lowe's                                                         49,205      3,169
Marriott International, Cl A (A)                               26,185      1,650
Walt Disney                                                    75,905      1,832
                                                                        --------
                                                                          17,743
                                                                        --------
Consumer Staples (12.7%)
--------------------------------------------------------------------------------
Altria Group                                                   26,860      1,980
Anheuser-Busch                                                 24,002      1,033
PepsiCo (A)                                                    55,780      3,163
Procter & Gamble (A)                                           98,950      5,884
Wal-Mart Stores (A)                                            61,512      2,695
                                                                        --------
                                                                          14,755
                                                                        --------
Energy (3.5%)
--------------------------------------------------------------------------------
National Oilwell Varco*                                        41,270      2,715
Noble Energy                                                   28,930      1,357
                                                                        --------
                                                                           4,072
                                                                        --------
Financials (6.5%)
--------------------------------------------------------------------------------
Bear Stearns                                                   17,075      1,874
Capital One Financial (A)                                      31,110      2,474
Everest Re Group                                               13,215      1,294
Host Marriott                                                  47,955        810
Wells Fargo                                                    19,230      1,126
                                                                        --------
                                                                           7,578
                                                                        --------
Health Care (20.2%)
--------------------------------------------------------------------------------
Amgen*                                                         52,332      4,169
Cooper                                                         23,900      1,831
Johnson & Johnson (A)                                          96,671      6,117
Laboratory Corp of America Holdings*                           25,905      1,262
Medicis Pharmaceutical, Cl A (A)                               45,125      1,469
Medtronic                                                      75,947      4,072
Pfizer                                                         59,251      1,480
WellPoint*                                                     40,910      3,102
                                                                        --------
                                                                          23,502
                                                                        --------
Industrials (11.1%)
--------------------------------------------------------------------------------
Cintas (A)                                                     23,345        958
FedEx                                                          18,035      1,571
General Electric                                              100,111      3,371
Goodrich                                                       26,630      1,181
L-3 Communications Holdings (A)                                15,165      1,199
Rockwell Automation                                            56,170      2,972

                                                                         Value
                                                             Shares      (000)
--------------------------------------------------------------------------------
United Technologies                                            33,425   $  1,733
                                                                        --------
                                                                          12,985
                                                                        --------
Information Technology (24.8%)
--------------------------------------------------------------------------------
Alliance Data Systems (A)*                                     40,175      1,573
Altera (A)*                                                    53,340      1,019
Apple Computer*                                                21,715      1,164
Applied Materials                                             100,680      1,708
Cisco Systems*                                                173,532      3,112
Citrix Systems*                                                85,000      2,137
Dell*                                                          75,124      2,569
Flextronics International*                                     90,245      1,160
Intel                                                         132,783      3,273
Microsoft                                                     230,259      5,925
Paychex                                                        68,205      2,529
Qualcomm                                                       30,869      1,381
Yahoo!*                                                        40,435      1,368
                                                                        --------
                                                                          28,918
                                                                        --------
Materials (2.1%)
--------------------------------------------------------------------------------
Air Products & Chemicals (A)                                   23,425      1,292
Sealed Air*                                                    25,165      1,194
                                                                        --------
                                                                           2,486
                                                                        --------
Telecommunication Services (0.8%)
--------------------------------------------------------------------------------
Sprint Nextel                                                  40,840        971
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $112,963)                                                       113,010
================================================================================
Exchange Traded Funds (2.6%)
--------------------------------------------------------------------------------
iShares Russell 1000 Growth Index Fund (A)                     26,950      1,343
iShares S&P MidCap 400/BARRA Growth Index Fund                 22,700      1,641
--------------------------------------------------------------------------------
Total Exchange Traded Funds
   (Cost $2,827)                                                           2,984
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (21.9%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                 25,528,081     25,528
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $25,528)                                                         25,528
================================================================================
Cash Equivalent (0.4%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                    499,362        499
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $499)                                                               499
================================================================================
Total Investments (121.8%)
   (Cost $141,817)                                                       142,021
================================================================================


74 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Diversified Growth Fund

September 30, 2005

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------
Other assets and liabilities (-21.8)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                     $(25,528)
Payable for investment securities purchased                                (499)
Payable due to Investment Adviser                                           (52)
Payable due to Shareholder Servicing Agent                                  (24)
Payable for capital shares redeemed                                         (18)
Payable due to Administrator                                                (14)
Income distribution payable                                                  (9)
Payable due to Trustees                                                      (2)
Other assets and liabilities, net                                           685
--------------------------------------------------------------------------------
Total Other assets and liabilities                                      (25,461)
================================================================================
Net assets (100%)                                                      $116,560
================================================================================
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
   (unlimited authorization -- no par value)                           $188,850
Accumulated net realized loss on investments                            (72,494)
Net unrealized appreciation on investments                                  204
--------------------------------------------------------------------------------
Net assets                                                             $116,560
================================================================================
Net asset value, offering and redemption
   price per share--Class II Shares
   ($116,560,234 / 20,096,826 shares)                                  $   5.80
================================================================================

*    Non-income producing security.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $25,013,818.

Cl - Class

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 75

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Small Cap Fund

September 30, 2005

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Common Stock (100.6%)
--------------------------------------------------------------------------------
Consumer Discretionary (14.6%)
--------------------------------------------------------------------------------
Advo                                                           36,298    $ 1,136
Aeropostale*                                                   54,796      1,164
America's Car-Mart*                                            86,384      1,550
Comstock Homebuilding, Cl A*                                   50,601      1,008
Fossil*                                                        90,745      1,651
Linens 'n Things (A)*                                          49,793      1,329
McCormick & Schmick's Seafood Restaurants*                     54,696      1,155
Orient-Express Hotels, Cl A                                    27,156        772
Regis                                                          26,354        997
Stanley Furniture                                              79,041      2,070
Wolverine World Wide                                           55,300      1,164
                                                                         -------
                                                                          13,996
                                                                         -------
Consumer Staples (3.2%)
--------------------------------------------------------------------------------
Hain Celestial Group*                                         119,129      2,311
Pantry*                                                        21,555        805
                                                                         -------
                                                                           3,116
                                                                         -------
Energy (6.7%)
--------------------------------------------------------------------------------
Forest Oil (A)*                                                64,117      3,341
W-H Energy Services*                                           94,151      3,052
                                                                         -------
                                                                           6,393
                                                                         -------
Financials (22.5%)
--------------------------------------------------------------------------------
ACE Cash Express*                                              35,795        698
American Equity Investment Life Holding (A)                    97,172      1,103
Central Pacific Financial                                      70,771      2,490
Commercial Capital Bancorp                                     45,440        772
Community Banks                                                63,417      1,783
Euronet Worldwide*                                             74,757      2,212
First Cash Financial Services*                                100,679      2,650
First Industrial Realty Trust (A)                              57,671      2,310
Flagstar Bancorp (A)                                           38,760        624
Hersha Hospitality Trust                                      172,366      1,712
IPC Holdings                                                   32,636      1,065
Jefferies Group                                                27,699      1,206
LaSalle Hotel Properties                                       38,016      1,310
Trico Bancshares                                               74,586      1,605
                                                                         -------
                                                                          21,540
                                                                         -------
Health Care (14.4%)
--------------------------------------------------------------------------------
Greatbatch*                                                    72,879      2,000
Horizon Health*                                                22,655        615
Martek Biosciences (A)*                                        86,885      3,052
Matria Healthcare*                                            144,095      5,440
Medicis Pharmaceutical, Cl A                                   82,793      2,696
                                                                         -------
                                                                          13,803
                                                                         -------

                                                                         Value
                                                             Shares      (000)
--------------------------------------------------------------------------------
Industrials (13.0%)
--------------------------------------------------------------------------------
Applied Films*                                                117,164    $ 2,461
Barrett Business Services*                                    104,431      2,386
ElkCorp (A)                                                    44,809      1,603
Greenbrier                                                     35,990      1,196
Layne Christensen*                                             30,722        724
Netratings*                                                    32,980        502
Orbital Sciences*                                              84,266      1,053
Pacer International*                                           52,204      1,376
Tenneco Automotive*                                            64,321      1,126
                                                                         -------
                                                                          12,427
                                                                         -------
Information Technology (17.3%)
--------------------------------------------------------------------------------
Aeroflex*                                                     483,934      4,530
Agere Systems*                                                 44,439        462
Anteon International (A)*                                      31,318      1,339
Credence Systems*                                             157,994      1,261
Hyperion Solutions*                                            64,476      3,137
j2 Global Communications*                                      45,992      1,859
SBS Technologies*                                              47,958        462
Symbol Technologies                                           151,676      1,468
Veeco Instruments*                                             52,881        848
Vishay Intertechnology*                                       105,102      1,256
                                                                         -------
                                                                          16,622
                                                                         -------
Materials (5.2%)
--------------------------------------------------------------------------------
Crown Holdings*                                               144,434      2,302
Ferro                                                          53,711        984
RPM International                                              93,241      1,716
                                                                         -------
                                                                           5,002
                                                                         -------
Telecommunication Services (2.1%)
--------------------------------------------------------------------------------
Airspan Networks*                                             404,129      2,033
                                                                         -------
Utilities (1.6%)
--------------------------------------------------------------------------------
Northwest Natural Gas                                          41,619      1,549
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $85,510)                                                         96,481
================================================================================
Exchange Traded Fund (0.2%)
--------------------------------------------------------------------------------
iShares Russell 2000 Growth Index Fund                          3,463        238
--------------------------------------------------------------------------------
Total Exchange Traded Fund
   (Cost $215)                                                               238
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (12.5%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                 11,975,650     11,976
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $11,976)                                                         11,976
================================================================================


76 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Small Cap Fund

September 30, 2005

                                                                         Value
                                                              Shares     (000)
--------------------------------------------------------------------------------
Cash Equivalent (0.6%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                   560,229   $    560
--------------------------------------------------------------------------------
Total Cash Equivalent (Cost $560)                                           560
================================================================================
Total Investments (113.9%) (Cost $98,261)                               109,255
================================================================================
Other assets and liabilities (-13.9)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (11,976)
Payable for investment securities purchased                              (1,253)
Payable for capital shares redeemed                                        (219)
Payable due to Investment Adviser                                           (32)
Payable due to Shareholder Servicing Agent                                  (20)
Payable due to Administrator                                                (12)
Payable due to Trustees                                                      (1)
Other assets and liabilities, net                                           197
--------------------------------------------------------------------------------
Total Other assets and liabilities                                      (13,316)
================================================================================
Net assets (100%)                                                      $ 95,939
================================================================================

--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
   (unlimited authorization -- no par value)                           $ 72,297
Accumulated net realized gain on investments                             12,648
Net unrealized appreciation on investments                               10,994
--------------------------------------------------------------------------------
Net assets                                                             $ 95,939
================================================================================
Net asset value, offering and redemption price per
   share--Class II Shares
   ($95,939,320 / 5,811,061 shares)                                    $  16.51
================================================================================

* Non-income producing security.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $11,582,178.

Cl - Class

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 77

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Family Heritage(R) Fund

September 30, 2005

                                                                         Value
                                                             Shares      (000)
--------------------------------------------------------------------------------
Common Stock (100.0%)
--------------------------------------------------------------------------------
Consumer Discretionary (10.8%)
--------------------------------------------------------------------------------
Best Buy                                                       22,071   $    961
Carnival (A)                                                   33,489      1,674
Comcast, Cl A (A)*                                             48,333      1,420
International Speedway, Cl A                                   14,500        761
Marriott International, Cl A (A)                               18,060      1,138
Nike, Cl B                                                     25,621      2,092
Viacom, Cl B                                                   33,266      1,098
                                                                        --------
                                                                           9,144
                                                                        --------
Consumer Staples (9.0%)
--------------------------------------------------------------------------------
Estee Lauder, Cl A (A)                                         19,415        676
JM Smucker (A)                                                 29,197      1,417
Lancaster Colony                                               20,314        874
Wal-Mart Stores                                                51,335      2,249
Wm. Wrigley Jr.                                                33,661      2,420
                                                                        --------
                                                                           7,636
                                                                        --------
Energy (9.6%)
--------------------------------------------------------------------------------
Apache                                                         23,817      1,792
Chesapeake Energy                                              58,986      2,256
Devon Energy                                                   34,955      2,399
Murphy Oil                                                     32,910      1,641
                                                                        --------
                                                                           8,088
                                                                        --------
Financials (21.8%)
--------------------------------------------------------------------------------
Berkshire Hathaway, Cl B*                                         725      1,980
Capital One Financial (A)                                      28,650      2,278
CapitalSource (A)*                                             77,600      1,692
Commerce Bancshares                                            41,409      2,132
Federated Investors, Cl B                                      60,820      2,021
Flagstar Bancorp (A)                                           92,614      1,491
Philadelphia Consolidated Holding*                              9,614        816
Progressive                                                    10,163      1,065
SL Green Realty (A)                                            29,719      2,026
TCF Financial (A)                                             107,387      2,873
                                                                        --------
                                                                          18,374
                                                                        --------
Health Care (11.9%)
--------------------------------------------------------------------------------
Cephalon (A)*                                                  31,797      1,476
Eli Lilly (A)                                                  51,536      2,758
Medicis Pharmaceutical, Cl A                                   47,698      1,553
Stryker                                                        60,327      2,982
Universal Health Services, Cl B                                25,918      1,235
                                                                        --------
                                                                          10,004
                                                                        --------
Industrials (9.2%)
--------------------------------------------------------------------------------
Danaher                                                        20,270      1,091
Fastenal                                                       21,239      1,298
General Dynamics (A)                                           13,795      1,649
Illinois Tool Works                                            18,066      1,487

                                                                         Value
                                                             Shares      (000)
--------------------------------------------------------------------------------
Molex, Cl A                                                    57,245   $  1,472
Werner Enterprises                                             43,418        751
                                                                        --------
                                                                           7,748
                                                                        --------
Information Technology (18.5%)
--------------------------------------------------------------------------------
Dell*                                                          65,170      2,229
Fiserv*                                                        33,300      1,527
Marvell Technology Group*                                      47,233      2,178
Microsoft                                                     162,906      4,191
Paychex                                                        49,788      1,846
Qualcomm                                                       41,359      1,851
Vishay Intertechnology*                                        58,143        695
Yahoo!*                                                        32,501      1,100
                                                                        --------
                                                                          15,617
                                                                        --------
Materials (4.2%)
--------------------------------------------------------------------------------
E.I. du Pont de Nemours                                        50,861      1,992
Worthington Industries                                         74,088      1,558
                                                                        --------
                                                                           3,550
                                                                        --------
Telecommunication Services (2.2%)
--------------------------------------------------------------------------------
Telephone & Data Systems (A)*                                  25,499        957
Wireless Facilities*                                          152,524        885
                                                                        --------
                                                                           1,842
                                                                        --------
Utilities (2.8%)
--------------------------------------------------------------------------------
AES*                                                          143,341      2,355
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $69,790)                                                         84,358
================================================================================

Short-Term Investment Held as Collateral for Loaned
   Securities (25.0%)
--------------------------------------------------------------------------------
BlackRock Institutional
   Money Market Trust                                      21,124,765     21,125
--------------------------------------------------------------------------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
   (Cost $21,125)                                                         21,125
================================================================================
Cash Equivalent (0.0%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                     35,305         35
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $35)                                                                 35
================================================================================
Total Investments (125.0%)
   (Cost $90,950)                                                        105,518
================================================================================


78 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Family Heritage(R) Fund

September 30, 2005

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------
Other assets and liabilities (-25.0)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                     $(21,125)
Payable due to Investment Adviser                                           (41)
Payable for capital shares redeemed                                         (38)
Payable due to Shareholder Servicing Agent                                  (17)
Payable due to Administrator                                                (10)
Payable due to Trustees                                                      (1)
Other assets and liabilities, net                                           162
--------------------------------------------------------------------------------
Total Other assets and liabilities                                      (21,070)
================================================================================
Net assets (100%)                                                      $ 84,448
================================================================================
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
   (unlimited authorization -- no par value)                           $ 84,754
Undistributed net investment income                                           1
Accumulated net realized loss on investments                            (14,875)
Net unrealized appreciation on investments                               14,568
--------------------------------------------------------------------------------
Net assets                                                             $ 84,448
================================================================================
Net asset value, offering and redemption
   price per share--Class II Shares
   ($84,448,254 / 8,476,833 shares)                                    $   9.96
================================================================================

* Non-income producing security.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $20,489,444.

Cl - Class

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 79

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Taxable Bond Fund

September 30, 2005

                                                                 Face
                                                                Amount    Value
                                                                 (000)    (000)
--------------------------------------------------------------------------------
Corporate Bonds (51.1%)
--------------------------------------------------------------------------------
Consumer Discretionary (4.5%)
--------------------------------------------------------------------------------
Harman International
   7.320%, 07/01/07                                             $1,143   $ 1,183
May Department Stores
   7.450%, 09/15/11                                                847       943
                                                                         -------
                                                                           2,126
                                                                         -------
Consumer Staples (2.3%)
--------------------------------------------------------------------------------
H.J. Heinz
   6.000%, 03/15/08                                              1,045     1,071
                                                                         -------
Energy (2.1%)
--------------------------------------------------------------------------------
Burlington Resources Finance
   5.600%, 12/01/06                                              1,000     1,011
                                                                         -------
Financials (24.3%)
--------------------------------------------------------------------------------
Bank of America
   5.375%, 06/15/14                                              1,000     1,030
Block Financial
   8.500%, 04/15/07                                                235       248
CIT Group
   7.750%, 04/02/12                                              1,000     1,146
   5.500%, 11/30/07                                              1,500     1,525
Colonial Realty
   8.050%, 07/15/06                                                400       409
Ford Motor Credit
   7.375%, 10/28/09 (A)                                            904       874
   6.875%, 02/01/06                                              1,250     1,255
HSBC Finance
   4.750%, 05/15/09                                              1,000       997
Heller Financial
   7.375%, 11/01/09                                                500       549
Kimco Realty, MTN, Ser B
   7.900%, 12/07/07                                                450       481
Lehman Brothers Holdings
   7.000%, 02/01/08                                              1,316     1,382
Merrill Lynch
   4.000%, 09/15/08                                                750       736
St. Paul
   8.125%, 04/15/10                                                904     1,018
                                                                         -------
                                                                          11,650
                                                                         -------
Health Care (2.0%)
--------------------------------------------------------------------------------
GlaxoSmithKline
   4.375%, 04/15/14                                              1,000       969
                                                                         -------
Industrials (9.9%)
--------------------------------------------------------------------------------
First Data
   3.900%, 10/01/09                                              1,500     1,461
Honeywell International
   7.500%, 03/01/10                                              1,052     1,170
Tyco International Group
   6.375%, 10/15/11                                              2,000     2,132
                                                                         -------
                                                                           4,763
                                                                         -------
                                                                 Face
                                                                Amount    Value
                                                                 (000)    (000)
--------------------------------------------------------------------------------
Sovereign Bond (1.1%)
--------------------------------------------------------------------------------
Aid-Israel
   5.500%, 04/26/24                                             $  500   $   534
                                                                         -------
Telecommunication Services (4.9%)
--------------------------------------------------------------------------------
GTE
   8.750%, 11/01/21                                              1,000     1,279
   7.510%, 04/01/09                                              1,000     1,085
                                                                         -------
                                                                           2,364
--------------------------------------------------------------------------------
Total Corporate Bonds
   (Cost $24,348)                                                         24,488
================================================================================
U.S. Government Agency Obligations (26.5%)
--------------------------------------------------------------------------------
FHLB
   5.000%, 08/10/10                                              1,000       997
FHLB, Ser EX10
   5.125%, 06/26/18                                              1,635     1,587
FHLB, Ser RA18
   5.000%, 09/01/10                                              1,500     1,496
FHLMC
   6.250%, 03/05/12                                              1,500     1,536
   5.200%, 03/05/19                                              1,000       988
   6.350%, 10/05/35                                              5,000       766
FHLMC, MTN
   5.050%, 01/26/15                                              1,000       999
FHLMC, MTN (B)
   5.986%, 03/04/19                                              1,000       455
FNMA 8.200%, 03/10/16                                            1,000     1,287
   5.000%, 01/15/07                                                350       353
   4.010%, 10/21/09                                              1,000       980
TVA, Ser B
   6.235%, 07/15/45                                              1,175     1,265
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
   (Cost $12,394)                                                         12,709
================================================================================
U.S. Treasury Obligations (16.3%)
--------------------------------------------------------------------------------
U.S. Treasury Bonds (16.3%)
--------------------------------------------------------------------------------
   8.750%, 05/15/17                                              1,500     2,078
   8.125%, 08/15/19 (A)                                          1,500     2,048
   7.875%, 02/15/21                                                615       837
   7.625%, 11/15/22                                                913     1,236
   7.500%, 11/15/16                                                830     1,050
   5.375%, 02/15/31 (A)                                            500       560
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $6,922)                                                           7,809
================================================================================


80 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Taxable Bond Fund

September 30, 2005

                                                          Face Amount    Value
                                                         (000)/Shares    (000)
--------------------------------------------------------------------------------
Municipal Bonds (3.6%)
--------------------------------------------------------------------------------
Maryland (2.5%)
--------------------------------------------------------------------------------
Baltimore, Consolidated Public Improvement GO, Ser B,
   AMBAC
   5.000%, 10/15/10                                        $    1,185   $ 1,207
                                                                        -------
New York (1.1%)
--------------------------------------------------------------------------------
Sales Tax Asset Receivable RB, Ser B, FGIC
   4.760%, 10/15/15                                               500       492
--------------------------------------------------------------------------------
Total Municipal Bonds
   (Cost $1,725)                                                          1,699
================================================================================
Asset-Backed Security (2.5%)
--------------------------------------------------------------------------------
Standard Credit Card Master Trust, Ser 1994-2, Cl A
   7.250%, 04/07/06                                             1,199     1,217
--------------------------------------------------------------------------------
Total Asset-Backed Security
   (Cost $1,208)                                                          1,217
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (7.6%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                  3,665,830     3,666
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $3,666)                                                          3,666
================================================================================
Cash Equivalent (0.3%)
--------------------------------------------------------------------------------
PNC Money Bank Market Fund                                    163,036       163
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $163)                                                              163
================================================================================
Total Investments (107.9%)
   (Cost $50,426)                                                        51,751
================================================================================
Other assets and liabilities (-7.9)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                       (3,666)
Payable for investment securities purchased                                (766)
Income distribution payable                                                (113)
Payable due to Shareholder Servicing Agent                                  (10)
Payable due to Investment Adviser                                            (8)
Payable due to Administrator                                                 (6)
Payable due to Trustees                                                      (1)
Other assets and liabilities, net                                           788
--------------------------------------------------------------------------------
Total Other assets and liabilities                                       (3,782)
================================================================================
Net assets (100%)                                                       $47,969
================================================================================

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
   (unlimited authorization -- no par value)                            $47,273
Undistributed net investment income                                           2
Accumulated net realized loss on investments                               (631)
Net unrealized appreciation on investments                                1,325
--------------------------------------------------------------------------------
Net assets                                                              $47,969
================================================================================
Net asset value, offering and redemption price per
   share--Class II Shares
   ($47,968,592 / 4,567,171 shares)                                     $ 10.50
================================================================================

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $3,529,790.

(B)  The rate reported is the effective yield as of September 30, 2005.

AMBAC - American Municipal Bond Assurance Corporation

Cl - Class

FGIC - Financial Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GO - General Obligation

MTN - Medium Term Note

RB - Revenue Bond

Ser - Series

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 81

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Tax-Exempt Bond Fund

September 30, 2005

                                                           Face Amount     Value
                                                              (000)        (000)
--------------------------------------------------------------------------------
Municipal Bonds (98.6%)
--------------------------------------------------------------------------------
Alabama (1.0%)
--------------------------------------------------------------------------------
Bessemer RB, AMBAC, Callable 02/01/10 @ 102
   5.600%, 02/01/30                                             $1,000   $ 1,087
                                                                         -------
Arizona (1.0%)
--------------------------------------------------------------------------------
Arizona School Facilities Board COP, MBIA, Pre-Refunded
   03/01/13 @ 100
   5.250%, 09/01/17                                              1,000     1,107
                                                                         -------
California (10.1%)
--------------------------------------------------------------------------------
California Community College Finance Authority RB,
   Mission Community College, MBIA,
   Callable 05/01/07 @ 102
   5.500%, 05/01/17                                              1,000     1,057
California Health Facilities Finance Authority RB,
   St. Francis Memorial Hospital, Ser C, ETM
   5.875%, 11/01/23                                              2,000     2,424
California State GO, AMBAC, Callable 04/01/14 @ 100
   5.000%, 04/01/31                                              3,000     3,127
California State GO, Callable 02/01/13 @ 100
   5.250%, 02/01/33                                              1,840     1,953
California State, Economic Recovery GO, Ser A,
   Callable 07/01/11 @ 100
   5.000%, 07/01/17                                              2,000     2,118
Stockton Housing Facility RB, O'Connor Woods Project,
   Ser A, ETM, GNMA, Callable 05/06/05 @ 100
   5.200%, 09/20/09                                                550       556
                                                                         -------
                                                                          11,235
                                                                         -------
Colorado (1.0%)
--------------------------------------------------------------------------------
South Suburban Park & Recreation District GO, AMBAC,
   Callable 09/15/10 @ 100
   5.375%, 09/15/18                                              1,000     1,081
                                                                         -------
Connecticut (1.4%)
--------------------------------------------------------------------------------
Connecticut State GO, Ser B, MBIA
   5.000%, 12/01/10                                              1,500     1,620
                                                                         -------
Delaware (1.0%)
--------------------------------------------------------------------------------
Delaware State, Economic Development Authority, Pollution
   Control RB, Delmarva Power, AMBAC,
   Callable 05/01/11 @ 100 (A)
   4.900%, 05/01/26                                              1,000     1,070
                                                                         -------

                                                           Face Amount     Value
                                                              (000)        (000)
--------------------------------------------------------------------------------
District of Columbia (1.2%)
--------------------------------------------------------------------------------
District of Columbia RB, Howard University Project, MBIA
   5.500%, 10/01/16                                            $ 1,000   $ 1,134
Washington D.C., Convention Center Authority RB,
   Dedicated Tax Revenue, Senior Lien, AMBAC,
   Callable 10/01/08 @ 101
   5.250%, 10/01/09                                                200       216
                                                                         -------
                                                                           1,350
                                                                         -------

Florida (1.3%)
--------------------------------------------------------------------------------
Tampa Water & Sewer Revenue RB,
   Pre-Refunded 10/01/09 @ 101
   5.500%, 10/01/29                                              1,300     1,425
                                                                         -------
Georgia (4.5%)
--------------------------------------------------------------------------------
Atlanta Water & Waste Water, RB, FSA,
   Callable 11/01/14 @ 100
   5.000%, 11/01/37                                              2,500     2,612
Henry County, Water & Sewer Authority RB, AMBAC
   6.150%, 02/01/20                                              2,000     2,448
                                                                         -------
                                                                           5,060
                                                                         -------
Hawaii (4.2%)
--------------------------------------------------------------------------------
Honolulu, City & County GO, Ser B, ETM
   8.000%, 10/01/10                                              1,680     2,038
University of Hawaii RB, Ser A, FGIC,
   Callable 07/15/12 @ 100
   5.500%, 07/15/21                                              2,385     2,613
                                                                         -------
                                                                           4,651
                                                                         -------
Illinois (9.0%)
--------------------------------------------------------------------------------
Chicago GO, FGIC, Callable 01/01/08 @ 102
   5.500%, 01/01/21                                                400       429
Chicago GO, FGIC, Pre-Refunded 01/01/08 @ 102
   5.500%, 01/01/21                                              1,100     1,179
Chicago, Park District GO, Aquarium & Museum Project,
   FGIC, Callable 01/01/08 @ 100
   5.500%, 01/01/10                                              1,000     1,047
Illinois Development Finance Authority RB,
   Elgin School District Project, FSA (B)
   4.371%, 01/01/18                                              2,350     1,369
Illinois Health Facilities Authority RB, Hospital Sisters
   Services Project, Ser A, MBIA, Callable 06/01/08 @ 101
   5.250%, 06/01/12                                              1,000     1,053


82 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Tax-Exempt Bond Fund

September 30, 2005

                                                           Face Amount    Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority RB,
   Illinois Dedicated State Tax Revenue, AMBAC,
   Callable 06/01/07 @ 101
   5.125%, 06/01/13                                             $1,200   $ 1,249
Metropolitan Pier & Exposition Authority RB,
   Illinois Dedicated State Tax Revenue, Ser A, FGIC
   5.500%, 12/15/23                                                500       580
Metropolitan Pier & Exposition Authority RB,
   Illinois Dedicated State Tax Revenue, Ser A,
   FGIC, ETM
   5.500%, 12/15/23                                                500       576
Southern Illinois University RB, Medical Facilities
   System Project, MBIA, Callable 04/01/07 @ 102
   5.875%, 04/01/23                                              1,000     1,056
Will County, Community School District GO, USD #365,
   FSA (B)
   6.160%, 11/01/12                                              2,000     1,512
                                                                         -------
                                                                          10,050
                                                                         -------
Indiana (2.1%)
--------------------------------------------------------------------------------
Indiana Transportation Finance Authority RB, Ser A, MBIA
   6.800%, 12/01/16                                              1,000     1,198
Indianapolis, Public Improvement Authority RB, Ser A,
   Callable 01/01/10 @ 101
   6.000%, 01/01/25                                              1,000     1,099
                                                                         -------
                                                                           2,297
                                                                         -------
Kentucky (1.0%)
--------------------------------------------------------------------------------
Kentucky State, Property & Buildings Commission RB,
   Project Number 67, Pre-Refunded 09/01/10 @ 100
   5.625%, 09/01/13                                              1,050     1,160
                                                                         -------
Louisiana (2.1%)
--------------------------------------------------------------------------------
Louisiana Public Facilities Authority RB, Franciscan
   Missionaries Project, Ser A, FSA
   5.500%, 07/01/11                                              2,115     2,302
                                                                         -------
Maryland (2.8%)
--------------------------------------------------------------------------------
Maryland State, Health & Higher Education Authority RB,
   Johns Hopkins University, Ser A,
   Callable 07/01/14 @ 100
   5.000%, 07/01/38                                              3,000     3,109
                                                                         -------
Massachusetts (3.0%)
--------------------------------------------------------------------------------
Massachusetts State, Housing Finance Agency RB, Ser B,
   MBIA, Callable 06/01/08 @ 101
   5.300%, 12/01/17                                              1,000     1,029

                                                           Face Amount     Value
                                                              (000)        (000)
--------------------------------------------------------------------------------
Massachusetts State, Special Obligation RB,
   Consolidated Loan, Ser A, Callable 06/01/08 @ 101
   5.000%, 06/01/15                                            $    70   $    73
Massachusetts State, Special Obligation RB,
   Consolidated Loan, Ser A, Pre-Refunded 06/01/08 @ 101
   5.000%, 06/01/15                                                930       984
Massachusetts State, Water Resources Authority RB,
   Ser D, MBIA, GOA
   6.000%, 08/01/14                                              1,060     1,238
                                                                         -------
                                                                           3,324
                                                                         -------
Michigan (0.9%)
--------------------------------------------------------------------------------
Michigan State, Building Authority RB, Facilities
   Program, Ser II, MBIA, Callable 10/15/13 @ 100
   5.000%, 10/15/23                                              1,000     1,056
                                                                         -------
Mississippi (1.0%)
--------------------------------------------------------------------------------
Mississippi Developing Bank RB, Capital Project &
   Equipment Acquisition, Ser A2, AMBAC
   5.000%, 07/01/24                                              1,000     1,098
                                                                         -------
Nevada (1.8%)
--------------------------------------------------------------------------------
Clark County, Industrial Development, Nevada Power
   Authority RB, AMBAC, Callable 05/06/05 @ 100
   7.200%, 10/01/22                                              2,000     2,047
                                                                         -------
New Jersey (2.3%)
--------------------------------------------------------------------------------
New Jersey State GO, Ser D
   6.000%, 02/15/11                                                150       168
New Jersey State, Educational Facilities Authority RB,
   Princeton University, Callable 07/01/13 @ 100
   5.000%, 07/01/15                                              2,000     2,173
New Jersey State, Transportation System RB, Ser A
   5.625%, 06/15/14                                                250       280
                                                                         -------
                                                                           2,621
                                                                         -------
New Mexico (1.6%)
--------------------------------------------------------------------------------
Santa Fe County RB, Correctional Facilities Project, FSA
   6.000%, 02/01/27                                              1,500     1,804
                                                                         -------
New York (4.9%)
--------------------------------------------------------------------------------
New York City, Transitional Finance Authority RB, Ser A,
   Callable 11/01/11 @ 100 (A)
   5.500%, 11/01/26                                              2,000     2,195
New York State, Mortgage Agency RB, Homeowner Mortgage,
   Ser 80, Callable 03/01/09 @ 101 5.100%, 10/01/17              1,000     1,033


                                       Constellation Funds 2005 Annual Report 83

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Tax-Exempt Bond Fund

September 30, 2005

                                                           Face Amount     Value
                                                              (000)        (000)
--------------------------------------------------------------------------------
New York State, Thruway Authority RB,
   Highway & Bridge Project, Callable 04/01/12 @ 100
   5.500%, 04/01/15                                             $2,000   $ 2,193
                                                                         -------
                                                                           5,421
                                                                         -------
North Carolina (2.3%)
--------------------------------------------------------------------------------
North Carolina State, Eastern Municipal
   Power Authority RB, Ser B, MBIA, Callable
   01/01/07 @ 102
   5.800%, 01/01/16                                              1,000     1,051
University of North Carolina Wilmington, RB, AMBAC,
   Callable 01/01/13 @ 100
   5.250%, 01/01/21                                              1,380     1,494
                                                                         -------
                                                                           2,545
                                                                         -------
Oklahoma (3.7%)
--------------------------------------------------------------------------------
Oklahoma City, Water Utilities Authority RB,
   Ser A, Callable 07/01/09 @ 100
   5.000%, 07/01/24                                              2,000     2,080
Oklahoma State, Health Systems Industries Authority RB,
   Integris Baptist Project, Ser D,
   AMBAC, Callable 08/15/06 @ 102
   5.000%, 08/15/14                                              2,000     2,066
                                                                         -------
                                                                           4,146
                                                                         -------
Pennsylvania (12.9%)
--------------------------------------------------------------------------------
Derry Township, Industrial & Commercial Development RB,
   Arena Project, Ser A (LOC: PNC Bank) (A)
   5.375%, 11/01/30                                              1,700     1,702
Montgomery County Higher Education & Health Authority RB,
   Pottstown Healthcare, Pre-Refunded 01/01/09 @ 101
   5.000%, 01/01/27                                              2,000     2,132
Norwin Penn School District GO, FGIC, Pre-Refunded
   04/01/10 @ 100
   6.000%, 04/01/24                                              2,000     2,215
Pennsbury Penn School District GO, FSA,
   Callable 08/01/14 @ 100
   5.000%, 08/01/25                                              2,000     2,110
Pennsylvania State, Higher Educational Facilities
   Authority RB, Saint Joseph's University, Callable
   05/01/06 @ 100 (LOC: Allied Irish Banks PLC) (A)
   5.000%, 05/01/11                                              1,470     1,488
Pennsylvania State, Public School Building Authority RB,
   Harrisburg Area Community College Project, AMBAC,
   Callable 04/01/14 @ 100
   5.250%, 04/01/24                                              1,000     1,079

                                                           Face Amount     Value
                                                              (000)        (000)
--------------------------------------------------------------------------------
Philadelphia, Authority for Industrial Development Lease
   Revenue RB, Ser B, FSA, Callable 10/01/11 @ 101
   5.500%, 10/01/12                                             $1,500   $ 1,663
Philadelphia, Hospital & Higher Education Authority RB,
   Presbyterian Medical Center Project, ETM
   6.500%, 12/01/11                                              1,300     1,435
Philadelphia, Water & Waste Water RB, MBIA
   6.250%, 08/01/09                                                525       581
                                                                         -------
                                                                          14,405
                                                                         -------
Puerto Rico (2.8%)
--------------------------------------------------------------------------------
Puerto Rico Commonwealth, Infrastructure RB, Ser B,
   Callable 07/01/15 @ 100
   5.000%, 07/01/41                                              2,500     2,569
Puerto Rico Electric Power Authority RB, Ser RR,
   Callable 07/01/15 @ 100
   5.000%, 07/01/29                                                500       527
                                                                         -------
                                                                           3,096
                                                                         -------
Rhode Island (1.1%)
--------------------------------------------------------------------------------
Rhode Island, Depositors Economic Protection Authority
   RB, Special Obligation, Ser A, ETM
   6.375%, 08/01/22                                              1,000     1,255
                                                                         -------
South Carolina (3.5%)
--------------------------------------------------------------------------------
Darlington County, Water & Sewer Authority RB, AMBAC,
   Callable 12/01/12 @ 101 5.625%, 12/01/23                      2,530     2,799
Piedmont, Municipal Power Agency Authority RB,
   South Carolina Electric Project, MBIA, ETM
   6.250%, 01/01/09                                              1,000     1,095
                                                                         -------
                                                                           3,894
                                                                         -------
Texas (10.2%)
--------------------------------------------------------------------------------
Duncanville Independent School District, GO, PSF-GTD,
   Callable 02/15/13 @ 100 5.650%, 02/15/28                      1,350     1,484
Fort Worth Water & Sewer RB, Partially Pre-Refunded
   08/15/10 @ 100 5.750%, 02/15/14                               2,000     2,201
Fort Worth Water & Sewer RB, Pre-Refunded 02/15/12 @ 100
   5.625%, 02/15/15                                              1,000     1,118


84 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Pitcairn Tax-Exempt Bond Fund

September 30, 2005

                                                          Face Amount     Value
                                                         (000)/Shares     (000)
--------------------------------------------------------------------------------
Harris County, Healthcare Facilities Development
   Authority RB, Christus Health Project, Ser A,
   MBIA, Callable 07/01/09 @ 101
   5.375%, 07/01/24                                          $  1,850   $  1,939
Houston, Water & Sewer Systems Authority RB,
   Junior Lien, Ser C, FGIC, Pre-Refunded 12/01/07
   @ 101
   5.375%, 12/01/27                                             1,140      1,208
North Texas Thruway RB, Ser A, FSA,
   Callable 01/01/15 @ 100
   5.000%, 01/01/40                                             2,000      2,065
San Antonio GO, ETM
   5.000%, 08/01/07                                                15         15
Texas Water Development Board RB, Revolving Fund,
   Senior Lein, Ser B, Callable 01/15/10 @ 100
   5.500%, 07/15/15                                             1,250      1,347
                                                                        --------
                                                                          11,377
                                                                        --------
Washington (2.9%)
--------------------------------------------------------------------------------
Central Puget Sound, Regional Transportation
   Authority RB, Sales Tax & Motor Project, FGIC
   5.250%, 02/01/21                                             1,000      1,116
Clark County, School District  No. 177 GO, AMBAC
   5.250%, 12/01/14                                             1,000      1,107
Washington State GO, Ser A, FSA 5.000%, 07/01/20                1,000      1,067
                                                                        --------
                                                                           3,290
--------------------------------------------------------------------------------
Total Municipal Bonds
   (Cost $104,271)                                                       109,983
================================================================================
Cash Equivalent (0.3%)
--------------------------------------------------------------------------------
ABN Amro Tax Exempt Money Market Fund                         335,514        336
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $336)                                                               336
================================================================================
Total Investments (98.9%)
   (Cost $104,607)                                                       110,319
================================================================================

                                                                          Value
                                                                           (000)
--------------------------------------------------------------------------------
Other assets and liabilities (1.1)%
--------------------------------------------------------------------------------
Income distribution payable                                            $   (348)
Payable due to Shareholder Servicing Agent                                  (23)
Payable due to Administrator                                                (14)
Payable due to Investment Adviser                                            (7)
Payable due to Trustees                                                      (2)
Other assets and liabilities, net                                         1,650
--------------------------------------------------------------------------------
Total Other assets and liabilities                                        1,256
================================================================================
Net assets (100%)                                                      $111,575
================================================================================
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
   (unlimited authorization -- no par value)                           $104,512
Undistributed net investment income                                         109
Accumulated net realized gain on investments                              1,242
Net unrealized appreciation on investments                                5,712
--------------------------------------------------------------------------------
Net assets                                                             $111,575
================================================================================
Net asset value, offering and redemption
   price per share--Class II Shares
   ($111,574,525 / 10,525,735 shares)                                  $  10.60
================================================================================

(A) Variable rate security. The rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2005.

(B) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

GOA - General Obligation of Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PLC - Public Limited Company

PSF-GTD - Permanent School Fund - Guaranteed

RB - Revenue Bond

Ser - Series

USD - Unified School District

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 85

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation Sands Capital Select Growth Fund

September 30, 2005

                                                                        Value
                                                            Shares      (000)
--------------------------------------------------------------------------------
Common Stock (97.7%)
--------------------------------------------------------------------------------
Consumer Discretionary (22.6%)
--------------------------------------------------------------------------------
Bed Bath & Beyond*                                          142,165   $   5,712
eBay*                                                       459,859      18,946
Kohl's*                                                     115,816       5,812
Lowe's (A)                                                  164,883      10,618
Starbucks*                                                  286,701      14,364
                                                                      ---------
                                                                         55,452
                                                                      ---------
Consumer Staples (2.4%)
--------------------------------------------------------------------------------
Walgreen                                                    138,803       6,031
                                                                      ---------
Financials (11.9%)
--------------------------------------------------------------------------------
Capital One Financial (A)                                   162,841      12,949
Chicago Mercantile Exchange Holdings                         25,700       8,669
Moody's                                                     147,200       7,519
                                                                      ---------
                                                                         29,137
                                                                      ---------
Health Care (36.1%)
--------------------------------------------------------------------------------
Allergan (A)                                                 93,526       8,569
American Pharmaceutical Partners*                            57,300       2,616
Amgen*                                                      112,138       8,934
Genentech*                                                  250,434      21,089
Genzyme*                                                    149,998      10,746
Intuitive Surgical*                                          33,300       2,441
Medtronic                                                   164,255       8,807
Patterson*                                                   91,920       3,680
Stryker                                                     132,530       6,550
Teva Pharmaceutical
Industries ADR (A)                                          313,559      10,479
Zimmer Holdings (A)*                                         64,689       4,456
                                                                      ---------
                                                                         88,367
                                                                      ---------
Industrials (6.6%)
--------------------------------------------------------------------------------
Apollo Group, Cl A (A)*                                     202,086      13,417
Iron Mountain (A)*                                           76,100       2,793
                                                                      ---------
                                                                         16,210
                                                                      ---------
Information Technology (18.1%)
--------------------------------------------------------------------------------
Dell (A)*                                                   326,804      11,177
Google, Cl A*                                                54,614      17,283
Qualcomm                                                    237,138      10,612
Red Hat (A)*                                                246,274       5,219
                                                                      ---------
                                                                         44,291
                                                                      ---------
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $205,435)                                                      239,488
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (25.1%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust               61,392,395      61,392
--------------------------------------------------------------------------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
   (Cost $61,392)                                                        61,392
================================================================================
                                                                        Value
                                                            Shares      (000)
--------------------------------------------------------------------------------
Cash Equivalent (2.5%)
--------------------------------------------------------------------------------
   BlackRock TempCash Fund, Institutional Shares          6,102,448    $  6,102
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $6,102)                                                          6,102
================================================================================
Total Investment (125.3%)
   (Cost $272,929)                                                      306,982
================================================================================
Other assets and liabilities (-25.3)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (61,392)
Payable for investment securities purchased                              (2,030)
Payable due to Investment Adviser                                          (145)
Payable for capital shares redeemed                                         (94)
Payable due to Shareholder Servicing Agent                                  (32)
Payable due to Administrator                                                (28)
Payable due to Trustees                                                      (3)
Other assets and liabilities, net                                         1,717
--------------------------------------------------------------------------------
Total Other assets and liabilities                                      (62,007)
================================================================================
Net assets (100%)                                                     $ 244,975
================================================================================
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital (unlimited
   authorization -- no par value)                                     $ 241,258
Accumulated net realized loss on investments                            (30,336)
Net unrealized appreciation on investments                               34,053
--------------------------------------------------------------------------------
Net assets                                                            $ 244,975
================================================================================
Net asset value, offering and redemption price
   per share--Class I Shares
   ($81,976,005 / 10,491,498 shares)                                  $    7.81
================================================================================
Net asset value, offering and redemption
   price per share--Class II Shares
   ($162,999,099 / 20,910,494 shares)                                 $    7.80
================================================================================

*    Non-income producing security.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $59,372,071.

ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.


86 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation TIP Small Cap Value Opportunities Fund

September 30, 2005

                                                                          Value
                                                                Shares    (000)
--------------------------------------------------------------------------------
Common Stock (93.1%)
--------------------------------------------------------------------------------
Consumer Discretionary (8.1%)
--------------------------------------------------------------------------------
CSK Auto*                                                       33,830   $   503
Domino's Pizza                                                  25,380       592
Gaylord Entertainment*                                          16,180       771
Keystone Automotive Industries*                                 30,170       869
Leapfrog Enterprises (A)*                                       28,390       419
Orient-Express Hotels, Cl A                                     16,780       477
Playtex Products*                                               50,180       552
RC2*                                                             9,290       314
RH Donnelley*                                                   16,690     1,056
Steinway Musical Instruments*                                   18,640       491
                                                                         -------
                                                                           6,044
                                                                         -------
Consumer Staples (2.0%)
--------------------------------------------------------------------------------
Casey's General Stores                                          33,990       789
Lance                                                           41,490       724
                                                                         -------
                                                                           1,513
                                                                         -------
Energy (5.9%)
--------------------------------------------------------------------------------
Comstock Resources*                                             32,390     1,063
Lone Star Technologies*                                         15,930       885
Oil States International*                                       24,480       889
Remington Oil & Gas*                                            18,990       788
Universal Compression Holdings*                                 19,630       781
                                                                         -------
                                                                           4,406
                                                                         -------
Financials (28.7%)**
--------------------------------------------------------------------------------
Advanta, Cl B                                                   36,570     1,032
Alexandria Real Estate Equities                                 11,310       935
Allmerica Financial*                                            23,140       952
Apollo Investment                                               45,840       908
BioMed Realty Trust                                             33,550       832
Columbia Equity Trust*                                          23,870       349
Corporate Office Properties Trust                               23,150       809
Delphi Financial Group, Cl A                                     9,580       448
EastGroup Properties                                            21,090       923
Fidelity Bankshares                                             22,300       681
First Community Bancorp                                         11,050       529
First Republic Bank                                             19,885       701
FPIC Insurance Group*                                           23,530       847
Gold Banc                                                       56,630       844
Hanmi Financial                                                 29,740       534
Heritage Commerce*                                              42,960       894
Kilroy Realty (A)                                               16,930       949
Maguire Properties                                              31,160       936
MarketAxess Holdings*                                           63,550       864
Metris*                                                         37,810       553
Ohio Casualty                                                   36,860     1,000
Phoenix                                                         44,030       537
Platinum Underwriters Holdings (A)                              30,160       901
Provident Bankshares                                            14,700       511
Signature Bank*                                                 25,800       696
Taylor Capital Group                                             8,930       338
United America Indemnity, Cl A*                                 36,740       674

                                                                        Value
                                                            Shares      (000)
--------------------------------------------------------------------------------
Virginia Commerce Bancorp*                                      24,855   $   673
W. Holding                                                      43,740       418
                                                                         -------
                                                                          21,268
                                                                         -------
Health Care (5.8%)
--------------------------------------------------------------------------------
Amedisys (A)*                                                   10,280       401
Analogic                                                        23,490     1,184
Conmed*                                                         15,300       427
Option Care                                                     39,697       581
Quidel*                                                         72,230       683
West Pharmaceutical Services                                    33,660       999
                                                                         -------
                                                                           4,275
                                                                         -------
Industrials (23.5%)
--------------------------------------------------------------------------------
Actuant, Cl A*                                                   8,580       402
Amerco*                                                         16,610       966
American Commercial Lines*                                      15,000       392
Aviall*                                                         15,450       522
Brightpoint*                                                    31,805       609
Clean Harbors*                                                  31,590     1,072
Consolidated Graphics*                                          13,190       568
DRS Technologies                                                19,860       980
EDO                                                             23,040       692
Esterline Technologies (A)*                                     11,660       442
Freightcar America*                                             21,310       869
Genco Shipping & Trading*                                       22,430       428
Griffon*                                                        27,340       673
Jarden*                                                         25,305     1,039
Kaman, Cl A                                                     30,090       615
Laidlaw International*                                          25,560       618
McDermott International*                                        22,550       826
Measurement Specialties*                                        16,570       351
Mercury Computer Systems*                                       16,190       425
PHH*                                                            20,420       561
Team*                                                           14,150       318
Wabtec                                                          24,510       669
Walter Industries (A)                                           44,700     2,187
Washington Group International*                                 22,570     1,216
                                                                         -------
                                                                          17,440
                                                                         -------
Information Technology (8.3%)
--------------------------------------------------------------------------------
Advanced Digital Information*                                   65,670       617
Coherent*                                                       18,760       549
Genesis Microchip*                                              31,250       686
Intergraph (A)*                                                 14,805       662
NAM TAI Electronics (A)                                         29,200       743
Overland Storage*                                               42,930       350
Sonic Solutions*                                                37,580       808
Standard Microsystems*                                          30,240       904
THQ*                                                            21,820       465
Varian Semiconductor Equipment Associates*                       9,270       393
                                                                         -------
                                                                           6,177
                                                                         -------


                                       Constellation Funds 2005 Annual Report 87

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation TIP Small Cap Value Opportunities Fund

September 30, 2005

                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
Materials (6.8%)
--------------------------------------------------------------------------------
Apex Silver Mines*                                              28,280   $   444
Cleveland-Cliffs (A)                                            12,410     1,081
Foundation Coal Holdings*                                       27,960     1,075
Hawk, Cl A*                                                     55,500       694
HB Fuller                                                       16,700       519
Ladish*                                                         28,290       493
Oregon Steel Mills*                                             27,490       767
                                                                         -------
                                                                           5,073
                                                                         -------
Telecommunication Services (3.5%)
--------------------------------------------------------------------------------
Alamosa Holdings*                                               47,730       817
Leap Wireless International*                                    34,750     1,223
Tekelec*                                                        26,090       546
                                                                         -------
                                                                           2,586
                                                                         -------
Utilities (0.5%)
--------------------------------------------------------------------------------
Allete                                                           7,900       362
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $63,735)                                                         69,144
================================================================================
Exchange Traded Fund (0.8%)
--------------------------------------------------------------------------------
iShares Russell 2000 Value Index Fund                            8,380       552
--------------------------------------------------------------------------------
Total Exchange Traded Fund (Cost $530)                                       552
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (7.8%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                   5,806,712     5,807
--------------------------------------------------------------------------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
   (Cost $5,807)                                                           5,807
================================================================================
Cash Equivalent (7.5%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                   5,575,834     5,576
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $5,576)                                                           5,576
================================================================================
Total Investments (109.2%)
   (Cost $75,648)                                                         81,079
================================================================================

                                                                          Value
                                                                          (000)
--------------------------------------------------------------------------------
Other assets and liabilities (-9.2)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                      $(5,807)
Payable for investment securities purchased                              (4,005)
Payable for capital shares redeemed                                        (122)
Payable due to Investment Adviser                                           (41)
Payable due to Shareholder Servicing Agent                                  (13)
Payable due to Administrator                                                 (8)
Payable due to Trustees                                                      (1)
Other assets and liabilities, net                                         3,153
--------------------------------------------------------------------------------
Total Other assets and liabilities                                       (6,844)
================================================================================
Net assets (100%)                                                       $74,235
================================================================================

--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
   (unlimited authorization -- no par value)                            $67,355
Undistributed net investment income                                         123
Accumulated net realized gain on investments                              1,326
Net unrealized appreciation on investments                                5,431
--------------------------------------------------------------------------------
Net assets                                                              $74,235
================================================================================
Net asset value, offering and redemption
   price per share--Class II Shares
   ($74,234,577 / 4,045,344 shares)                                     $ 18.35
================================================================================

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $5,698,392.

Cl - Class

The accompanying notes are an integral part of the financial statements.


88 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation TIP Mid Cap Fund

September 30, 2005

                                                                           Value
                                                                  Shares   (000)
--------------------------------------------------------------------------------
Common Stock (98.5%)
--------------------------------------------------------------------------------
Consumer Discretionary (12.0%)
--------------------------------------------------------------------------------
7-Eleven*                                                            240    $  8
Chico's FAS*                                                         180       7
Goodyear Tire & Rubber*                                              610       9
GTECH Holdings                                                       310      10
Hilton Hotels                                                        360       8
Hovnanian Enterprises, Cl A*                                         160       8
RH Donnelley*                                                        250      16
Station Casinos                                                      130       9
Urban Outfitters*                                                    370      11
Warner Music Group*                                                  800      15
                                                                           -----
                                                                             101
                                                                           -----
Consumer Staples (4.4%)
--------------------------------------------------------------------------------
Church & Dwight                                                      380      14
Constellation Brands, Cl A*                                          420      11
Whole Foods Market                                                    90      12
                                                                           -----
                                                                              37
                                                                           -----
Energy (8.9%)
--------------------------------------------------------------------------------
Cal Dive International*                                              210      13
Consol Energy                                                        180      14
Cooper Cameron*                                                      180      13
Massey Energy                                                        210      11
Range Resources                                                      310      12
Stolt Offshore ADR*                                                1,000      12
                                                                           -----
                                                                              75
                                                                           -----
Financials (17.2%)
--------------------------------------------------------------------------------
Allmerica Financial*                                                 350      14
Assurant                                                             280      11
CBL & Associates Properties                                          300      12
City National                                                        160      11
Endurance Specialty Holdings                                         260       9
Fidelity National Financial                                          330      15
Host Marriott                                                        500       8
Huntington Bancshares                                                360       8
People's Bank                                                        342      10
Reckson Associates Realty                                            350      12
Refco*                                                               370      11
SL Green Realty                                                      180      12
SVB Financial Group*                                                 240      12
                                                                           -----
                                                                             145
                                                                           -----
Health Care (8.8%)
--------------------------------------------------------------------------------
Covance*                                                             240      12
Dade Behring Holdings                                                240       9
DaVita*                                                              290      13
Gen-Probe*                                                           250      12
Protein Design Labs*                                                 320       9
Sierra Health Services*                                              150      10
WellChoice*                                                          120       9
                                                                           -----
                                                                              74
                                                                           -----

                                                                           Value
                                                                  Shares   (000)
--------------------------------------------------------------------------------
Industrials (20.0%)
--------------------------------------------------------------------------------
Briggs & Stratton                                                    230    $  8
Brink's                                                              360      15
Chicago Bridge & Iron                                                260       8
Copart*                                                              350       8
Goodrich                                                             190       8
Jarden*                                                              495      20
Joy Global                                                           295      15
L-3 Communications Holdings                                          100       8
Lafarge North America                                                170      12
Laidlaw International*                                               570      14
Precision Castparts                                                  340      18
Ryanair Holdings ADR*                                                260      12
Trinity Industries                                                   220       9
Walter Industries                                                    280      14
                                                                           -----
                                                                             169
                                                                           -----
Information Technology (15.6%)
--------------------------------------------------------------------------------
Amphenol, Cl A                                                       220       9
Compuware*                                                         1,420      14
Global Payments                                                      210      16
Harris                                                               320      13
Intersil, Cl A                                                       670      15
Logitech International ADR*                                          330      13
McAfee*                                                              490      15
MEMC Electronic Materials*                                           470      11
NAM TAI Electronics                                                  490      12
Scientific-Atlanta                                                   340      13
                                                                           -----
                                                                             131
                                                                           -----
Materials (2.3%)
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Cl B                                 210      10
Louisiana-Pacific                                                    310       9
                                                                           -----
                                                                              19
                                                                           -----
Telecommunication Services (6.2%)
--------------------------------------------------------------------------------
Alamosa Holdings*                                                    720      12
Leap Wireless International*                                         470      17
NII Holdings*                                                        270      23
                                                                           -----
                                                                              52
                                                                           -----
Utilities (3.1%)
--------------------------------------------------------------------------------
MDU Resources Group                                                  360      13
Questar                                                              150      13
                                                                           -----
                                                                              26
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $713)                                                               829
================================================================================
Cash Equivalent (1.3%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares                     11,008      11
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $11)                                                                 11
================================================================================
Total Investments (99.8%)
   (Cost $724)                                                               840
================================================================================


                                       Constellation Funds 2005 Annual Report 89

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation TIP Mid Cap Fund

September 30, 2005

                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
Other assets and liabilities (0.2)%
================================================================================
Receivable from Investment Adviser                                        $  16
Payable for investment securities purchased                                  (4)
Other assets and liabilities, net                                           (10)
--------------------------------------------------------------------------------
Total Other assets and liabilities                                            2
================================================================================
Net assets (100%)                                                         $ 842
================================================================================
Net assets:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)                              $ 664
Accumulated net realized gain on investments                                 62
Net unrealized appreciation on investments                                  116
--------------------------------------------------------------------------------
Net assets                                                                $ 842
================================================================================
Net asset value, offering and redemption
   price per share--Class I Shares
   ($841,616 / 54,799 shares)                                            $15.36
================================================================================

*    Non-income producing security.

ADR - American Depositary Receipt

Cl - Class

The accompanying notes are an integral part of the financial statements.


90 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation TIP Financial Services Fund

September 30, 2005

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Common Stock (99.4%)
--------------------------------------------------------------------------------
Financials (88.6%)
--------------------------------------------------------------------------------
Affiliated Managers Group (A)*                                  4,650   $   337
American Express                                                9,280       533
American International Group (A)                               16,110       998
Ameritrade Holding*                                            15,480       332
Bank of America (A)                                             7,590       320
Bank of Hawaii                                                  6,310       311
CB Richard Ellis Group, Cl A*                                   6,590       324
Charles Schwab                                                 24,770       357
Chicago Mercantile Exchange Holdings                              950       320
Citigroup (A)                                                  18,030       821
City National                                                   4,480       314
Community Bancorp*                                              8,720       288
East West Bancorp                                               9,160       312
Euronet Worldwide*                                              9,530       282
Fidelity Bankshares                                             9,480       290
Fidelity National Financial                                     7,140       318
GFI Group*                                                      7,650       315
Global Cash Access*                                            19,210       271
Greenhill                                                       7,380       308
Heartland Payment Systems*                                     12,970       309
Host Marriott                                                  17,970       304
Investment Technology Group*                                   11,200       332
Jackson Hewitt Tax Service                                     11,390       272
Jefferies Group                                                 7,900       344
Jones Lang LaSalle*                                             6,110       281
Kilroy Realty (A)                                               5,790       324
Legg Mason                                                      2,720       298
Lehman Brothers Holdings (A)                                    2,950       344
Mellon Financial                                               10,080       322
Merrill Lynch                                                   4,800       294
Morgan Stanley                                                  6,190       334
Net 1 Ueps Technologies*                                       14,550       326
Northern Trust                                                  6,680       338
Preferred Bank*                                                 6,790       273
Principal Financial Group                                       6,990       331
Prudential Financial                                            4,930       333
Selective Insurance Group                                       6,480       317
Simon Property Group                                            3,920       291
Sovereign Bancorp (A)                                          11,920       263
Sunstone Hotel Investors                                       12,890       314
SVB Financial Group*                                            6,440       313
T.Rowe Price Group                                              4,990       326
                                                                        -------
                                                                         14,534
                                                                        -------
Industrials (2.0%)
--------------------------------------------------------------------------------
GATX (A)                                                        8,140       322
                                                                        -------
Information Technology (8.8%)
--------------------------------------------------------------------------------
Alliance Data Systems (A)*                                      7,530       295
Digital Insight*                                               10,460       273
Global Payments                                                 4,180       325

                                                                         Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Jack Henry & Associates                                        13,290   $   258
MoneyGram International                                        13,520       293
                                                                        -------
                                                                          1,444
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $14,211)                                                        16,300
================================================================================
Short-Term Investment Held as Collateral for Loaned
   Securities (23.5%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                  3,854,180     3,854
--------------------------------------------------------------------------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
   (Cost $3,854)                                                          3,854
================================================================================
Cash Equivalent (0.3%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares                  43,901        44
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $44)                                                                44
================================================================================
Total Investments (123.2%)
   (Cost $18,109)                                                        20,198
================================================================================
Other assets and liabilities (-23.2)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                       (3,854)
Payable for investment securities purchased                                (124)
Payable due to Investment Adviser                                           (15)
Payable due to Administrator                                                 (2)
Other assets and liabilities, net                                           190
--------------------------------------------------------------------------------
Total Other assets and liabilities                                       (3,805)
================================================================================
Net assets (100%)                                                       $16,393
================================================================================
--------------------------------------------------------------------------------
Net assets:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
   authorization -- no par value)                                       $11,904
Undistributed net investment income                                          60
Accumulated net realized gain on investments                              2,340
Net unrealized appreciation on investments                                2,089
--------------------------------------------------------------------------------
Net assets                                                              $16,393
================================================================================
Net asset value, offering and redemption price per
   share--Class I Shares
   ($16,393,168 / 1,068,731 shares)                                     $ 15.34
================================================================================

*    Non-income producing security.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $3,745,306.

Cl - Class

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 91

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation TIP Healthcare & Biotechnology Fund

September 30, 2005

                                                                          Value
                                                              Shares      (000)
--------------------------------------------------------------------------------
Common Stock (87.7%)
--------------------------------------------------------------------------------
Financials (1.3%)
--------------------------------------------------------------------------------
Ventas                                                         24,130   $   777
                                                                        -------
Health Care (86.4%)
--------------------------------------------------------------------------------
Alcon                                                           6,910       884
Allergan (A)                                                    5,860       537
Amgen*                                                         17,240     1,373
Bausch & Lomb                                                  17,270     1,393
Biosite*                                                       12,830       794
C.R. Bard                                                      32,680     2,158
Caremark Rx*                                                   48,020     2,398
Celgene*                                                        6,520       354
Community Health Systems*                                      27,560     1,070
Cooper                                                          8,030       615
CV Therapeutics*                                               14,610       391
Dade Behring Holdings                                          27,820     1,020
DaVita*                                                         8,300       382
Encysive Pharmaceuticals*                                      41,740       492
Fisher Scientific International*                               26,230     1,628
Forest Laboratories*                                           13,330       519
Genentech*                                                     17,730     1,493
Gentiva Health Services*                                       24,530       444
Genzyme*                                                        7,430       532
Gilead Sciences*                                               26,020     1,269
Henry Schein*                                                  33,012     1,407
Horizon Health*                                                15,570       423
Immucor*                                                       33,100       908
Intuitive Surgical*                                             9,150       671
Johnson & Johnson (A)                                          51,390     3,252
Kos Pharmaceuticals*                                            6,200       415
LCA-Vision                                                     13,660       507
Medco Health Solutions*                                        19,320     1,059
Mentor (A)                                                     10,510       578
MGI Pharma*                                                    16,790       391
Momenta Pharmaceuticals*                                       13,340       364
NitroMed (A)*                                                  11,700       211
Omnicare (A)                                                   38,350     2,156
Pacificare Health Systems*                                     35,160     2,805
Pfizer                                                        125,740     3,140
Quality Systems                                                 9,840       680
Roche Holdings ADR                                             19,370     1,351
Sanofi-Aventis ADR                                             14,860       617
Sepracor (A)*                                                  20,380     1,202
Shire Pharmaceuticals ADR                                      39,958     1,478
Sierra Health Services*                                        11,150       768
St. Jude Medical*                                              37,490     1,755
SuperGen (A)*                                                  60,070       378
United Therapeutics*                                           22,390     1,563
UnitedHealth Group                                              9,550       537
Viropharma*                                                    46,740       972
WellCare Health Plans*                                         26,650       987

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
WellPoint*                                                     17,260   $ 1,309
                                                                        -------
                                                                         51,630
--------------------------------------------------------------------------------
Total Common Stock
   (Cost $45,204)                                                        52,407
================================================================================

Short-Term Investment Held as Collateral for Loaned
   Securities (12.4%)
--------------------------------------------------------------------------------
BlackRock Institutional Money Market Trust                  7,423,050     7,423
--------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $7,423)                                                          7,423
================================================================================
Cash Equivalents (11.7%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares               2,956,656     2,957
BlackRock TempCash Fund, Institutional Shares               2,956,656     2,956
PNC Bank Money Market Fund                                  1,075,258     1,075
--------------------------------------------------------------------------------
Total Cash Equivalents
   (Cost $6,988)                                                          6,988
================================================================================
Total Investments (111.8%)
   (Cost $59,615)                                                        66,818
================================================================================
Other assets and liabilities (-11.8)%
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                       (7,423)
Payable due to Investment Adviser                                           (56)
Payable due to Shareholder Servicing Agent                                  (12)
Payable for investment securities purchased                                 (10)
Payable due to Administrator                                                 (7)
Payable for capital shares redeemed                                          (4)
Payable due to Trustees                                                      (1)
Other assets and liabilities, net                                           437
--------------------------------------------------------------------------------
Total Other assets and liabilities                                       (7,076)
================================================================================
Net assets (100%)                                                       $59,742
================================================================================
Net assets consist of:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares (unlimited
   authorization -- no par value)                                       $50,852
Accumulated net realized gain on investments                              1,687
Net unrealized appreciation on investments                                7,203
--------------------------------------------------------------------------------
Net assets                                                              $59,742
================================================================================
Net asset value, offering and redemption price per
   share--Class II Shares
   ($59,742,203 / 3,704,845 shares)                                     $ 16.13
================================================================================

*    Non-income producing security.

(A) The security or a portion of this security is on loan at September 30, 2005. (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2005 was $7,197,046.

ADR - American Depositary Receipt

The accompany notes are an integral part of the financial statements.


92 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation International Equity Fund

September 30, 2005

                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
Foreign Common Stock (94.5%)
--------------------------------------------------------------------------------
Australia (1.0%)
--------------------------------------------------------------------------------
Amcor                                                           58,306   $   298
National Australia Bank                                         13,100       330
Rio Tinto                                                       13,331       601
                                                                         -------
                                                                           1,229
                                                                         -------
Belgium (0.3%)
--------------------------------------------------------------------------------
Fortis*                                                         12,270       355
                                                                         -------
Brazil (1.3%)
--------------------------------------------------------------------------------
Brasil Telecom Participacoes ADR*                               12,100       515
Cia Paranaense de Energia ADR*                                  66,800       516
Petroleo Brasileiro ADR*                                         5,100       364
Telecomunicacoes Brasileiras ADR*                                7,540       244
                                                                         -------
                                                                           1,639
                                                                         -------
Canada (1.4%)
--------------------------------------------------------------------------------
Alcan                                                            6,370       202
Barrick Gold                                                    15,700       456
Bombardier, Cl B*                                               79,600       197
Canadian Imperial Bank of Commerce                               2,600       162
Quebecor World                                                  21,830       410
Sobeys                                                           7,340       268
Torstar, Cl B                                                    6,980       140
                                                                         -------
                                                                           1,835
                                                                         -------
China (0.6%)
--------------------------------------------------------------------------------
China Telecom, Cl H                                            607,900       229
Huadian Power International, Cl H                              661,400       183
PetroChina ADR*                                                  3,400       284
                                                                         -------
                                                                             696
                                                                         -------
Denmark (0.4%)
--------------------------------------------------------------------------------
Carlsberg, Cl B*                                                 3,452       202
Danske Bank                                                     11,487       352
                                                                         -------
                                                                             554
                                                                         -------
Finland (1.1%)
--------------------------------------------------------------------------------
M-real, Cl B                                                    39,100       212
Metso*                                                          17,900       454
Nokia                                                           21,600       362
Nokia ADR*                                                       8,510       144
UPM-Kymmene                                                     10,611       212
                                                                         -------
                                                                           1,384
                                                                         -------

France (9.6%)
--------------------------------------------------------------------------------
Accor*                                                           7,478       378
Alcatel*                                                        35,000       466
AXA                                                             23,200       637
BNP Paribas                                                      4,930       375
Carrefour*                                                      19,424       894
Credit Agricole                                                 12,160       357
Eiffage                                                          3,424       320

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
France Telecom*                                                 28,426   $   816
LVMH Moet Hennessy Louis Vuitton                                12,194     1,006
Pinault-Printemps-Redoute*                                       1,239       130
Sanofi-Aventis*                                                 12,668     1,047
Schneider Electric                                               2,164       171
Societe Generale*                                                5,900       673
Technip*                                                        14,400       852
Thomson                                                         22,790       474
Total*                                                           9,818     2,680
Valeo*                                                           8,641       359
Veolia Environnement                                            15,051       635
                                                                         -------
                                                                          12,270
                                                                         -------
Germany (9.4%)
--------------------------------------------------------------------------------
Adidas-Salomon*                                                  5,320       924
Allianz*                                                         2,130       287
Bayer*                                                          38,254     1,402
Bayerische Hypo-und Vereinsbank*                                19,100       538
Bayerische Motoren Werke*                                       13,100       615
Deutsche Bank*                                                  10,753     1,006
Deutsche Boerse*                                                 5,400       516
Deutsche Lufthansa*                                             18,240       242
Deutsche Post*                                                  19,310       452
Deutsche Postbank*                                               2,300       126
Deutsche Telekom*                                               38,240       696
E.ON*                                                            3,110       286
Hannover Rueckversicherung*                                      4,980       172
Heidelberger Druckmaschinen*                                     4,400       151
Henkel KGaA*                                                     6,100       555
Infineon Technologies*                                          21,820       214
Medion*                                                          3,710        58
MLP*                                                            22,400       468
Rhoen Klinikum*                                                 15,800       608
Schering*                                                        5,562       352
Siemens*                                                        16,519     1,273
Volkswagen*                                                     17,950     1,105
                                                                         -------
                                                                          12,046
                                                                         -------
Greece (0.2%)
--------------------------------------------------------------------------------
National Bank of Greece                                          4,965       199
                                                                         -------
Guernsey (0.6%)
--------------------------------------------------------------------------------
Amdocs*                                                         25,000       693
                                                                         -------
Hong Kong (1.8%)
--------------------------------------------------------------------------------
Bank of East Asia                                               97,774       286
Cheung Kong Holdings                                            47,000       531
Citic Pacific                                                   21,000        59
Denway Motors                                                1,053,992       384
Hung Hing Printing Group                                       100,000        63
Sun Hung Kai Properties                                         36,973       383
Swire Pacific, Cl A                                             65,887       607
                                                                         -------
                                                                           2,313
                                                                         -------


                                       Constellation Funds 2005 Annual Report 93

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation International Equity Fund

September 30, 2005

                                                                          Value
                                                                Shares    (000)
--------------------------------------------------------------------------------
Hungary (0.2%)
--------------------------------------------------------------------------------
Magyar Telekom*                                                    500   $    13
Magyar Telekom ADR*                                             37,400       193
                                                                         -------
                                                                             206
                                                                         -------
India (0.6%)
--------------------------------------------------------------------------------
Hindalco Industries GDR*                                        62,000       205
Infosys Technologies ADR*                                        2,506       186
Mahanagar Telephone Nigam ADR*                                  18,700       123
Reliance Industries GDR*                                         7,600       274
                                                                         -------
                                                                             788
                                                                         -------
Indonesia (0.1%)
--------------------------------------------------------------------------------
Gudang Garam                                                   166,400       176
                                                                         -------
Ireland (1.0%)
--------------------------------------------------------------------------------
Bank of Ireland                                                 32,050       505
Ryanair Holdings ADR*                                           16,700       760
                                                                         -------
                                                                           1,265
                                                                         -------
Italy (2.5%)
--------------------------------------------------------------------------------
Banca Intesa*                                                  148,302       691
Banche Popolari Unite                                            3,430        70
Banco Popolare di Verona e Novara*                               7,060       133
Benetton Group*                                                 13,336       143
Enel*                                                           37,554       324
ENI                                                             28,750       854
Finmeccanica                                                     6,219       123
Mediaset                                                        37,553       444
UniCredito Italiano*                                            81,890       462
                                                                         -------
                                                                           3,244
                                                                         -------
Japan (21.6%)
--------------------------------------------------------------------------------
77 Bank                                                         38,100       280
Aeon                                                            18,400       370
Alps Electric                                                    7,900       128
Asatsu-DK                                                        7,100       221
Astellas Pharma                                                  5,000       189
Bridgestone                                                     30,000       642
Canon                                                           13,200       713
Credit Saison                                                    8,600       377
Denso                                                           22,200       644
Dentsu                                                              79       224
East Japan Railway                                                  10        57
Fanuc                                                            7,400       599
Fuji Heavy Industries                                           55,700       252
Fuji Photo Film                                                  8,500       280
Funai Electric                                                   2,950       262
Hitachi Construction Machinery                                  14,400       275
JS Group                                                        12,100       206
JSR                                                             16,500       343
Kao                                                             11,500       283
KDDI                                                                81       457
Keyence*                                                           800       201
Kuraray                                                         21,500       191
Mabuchi Motor                                                    6,200       306

                                                                          Value
                                                                Shares    (000)
--------------------------------------------------------------------------------
Matsumotokiyoshi                                                 2,800    $   91
Matsushita Electric Industrial                                  23,000       390
Millea Holdings*                                                    95     1,523
Minebea*                                                        47,000       194
Miraca Holdings                                                 35,800       823
Mitsubishi Estate                                               56,000       769
Mitsubishi UFJ Financial Group*                                    117     1,536
Murata Manufacturing                                             2,400       134
Nippon Express                                                  99,000       488
Nipponkoa Insurance                                            178,000     1,372
Nissan Motor                                                    61,500       702
Nitto Denko                                                      3,200       180
NTT Data                                                           145       560
ORIX*                                                            5,748     1,038
Pioneer                                                         20,900       298
Rinnai                                                          10,400       239
Rohm                                                             4,400       382
Secom*                                                          13,500       649
Sega Sammy Holdings*                                             5,800       229
Sega Sammy Holdings*(A)                                          5,800       225
Sekisui House                                                   25,000       306
Sharp                                                           23,000       333
Shimamura                                                        2,100       233
Shin-Etsu Chemical                                               7,978       348
Skylark                                                         14,700       217
Sohgo Security Services*                                         7,000       103
Sony                                                            18,900       621
Sumitomo Bakelite                                               19,400       133
Sumitomo Chemical                                               25,500       157
Sumitomo Mitsui Financial Group                                     69       650
T&D Holdings*                                                    9,550       569
Takeda Pharmaceutical                                            1,120        66
Takefuji                                                        11,280       880
TDK                                                              6,500       463
Tokyu                                                          126,000       668
Toyoda Gosei                                                    12,500       238
UFJ NICOS*                                                     155,000     1,312
Yamada Denki                                                    10,500       798
Yamaguchi Bank                                                  19,000       246
                                                                         -------
                                                                          27,663
                                                                         -------
Malaysia (0.2%)
--------------------------------------------------------------------------------
Sime Darby                                                     112,900       186
Tenaga Nasional                                                 29,800        85
                                                                         -------
                                                                             271
                                                                         -------
Mexico (1.3%)
--------------------------------------------------------------------------------
Cemex ADR*                                                       2,235       117
Coca-Cola Femsa ADR*                                             9,490       253
Grupo Televisa ADR*                                              3,378       242
Telefonos de Mexico ADR*                                        38,300       815
Wal-Mart de Mexico, Cl V*                                       41,279       211
                                                                         -------
                                                                           1,638
                                                                         -------


94 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation International Equity Fund

September 30, 2005

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
Netherlands (5.2%)
--------------------------------------------------------------------------------
ABN AMRO Holding*                                                12,623   $  302
Aegon                                                            22,880      340
Akzo Nobel*                                                      21,700      946
DSM*                                                             11,400      448
Fortis Bank Nederland Holdings*                                   3,125       --
Heineken*                                                        12,365      397
ING Groep                                                        14,382      429
Koninklijke Ahold*                                               68,900      521
Koninklijke Philips Electronics*                                 38,540    1,024
Koninklijke Philips Electronics, NY Shares*                       5,860      156
Royal Dutch Shell, Cl A*                                         49,783    1,644
VNU*                                                              6,620      208
Wolters Kluwer*                                                  15,278      284
                                                                          ------
                                                                           6,699
                                                                          ------
Norway (0.1%)
--------------------------------------------------------------------------------
Telenor ASA*                                                     18,748      168
                                                                          ------
Portugal (0.6%)
--------------------------------------------------------------------------------
Banco Comercial Portugues*                                      102,101      283
Energias de Portugal*                                            92,690      258
Portugal Telecom SGPS*                                           28,195      258
                                                                          ------
                                                                             799
                                                                          ------
Singapore (1.1%)
--------------------------------------------------------------------------------
DBS Group Holdings*                                              95,641      893
Flextronics International*                                       21,200      272
United Overseas Bank*                                            31,400      262
                                                                          ------
                                                                           1,427
                                                                          ------
South Africa (0.5%)
--------------------------------------------------------------------------------
Nampak                                                           72,300      182
Nedbank Group                                                    17,482      254
Sappi                                                            21,300      251
                                                                          ------
                                                                             687
                                                                          ------
South Korea (4.5%)
--------------------------------------------------------------------------------
Hyundai Motor                                                     2,840      222
Kookmin Bank*                                                    39,538    2,343
Korea Electric Power                                              5,300      181
Korea Electric Power ADR*                                         1,800       32
KT*                                                              19,700      443
NCSoft*                                                           2,310      190
Samsung Electronics                                               1,780    1,003
Shinsegae                                                           758      281
SK Telecom ADR*                                                  46,770    1,021
                                                                          ------
                                                                           5,716
                                                                          ------
Spain (2.6%)
--------------------------------------------------------------------------------
Acerinox                                                         10,775      150
Banco Sabadell*                                                   5,230      134
Endesa*                                                           9,060      242
Inditex*                                                          6,357      187

                                                                          Value
                                                                Shares    (000)
--------------------------------------------------------------------------------
Repsol YPF*                                                      59,321   $1,922
Telefonica*                                                      42,317      693
                                                                          ------
                                                                           3,328
                                                                          ------
Sweden (0.9%)
--------------------------------------------------------------------------------
Electrolux, Cl B                                                 19,200      450
Svenska Cellulosa, Cl B*                                         10,490      367
Trelleborg, Cl B                                                 17,300      289
                                                                          ------
                                                                           1,106
                                                                          ------
Switzerland (6.6%)
--------------------------------------------------------------------------------
Ciba Specialty Chemicals*                                         6,603      390
Clariant                                                         10,190      146
Compagnie Financiere Richemont, Cl A*                             3,695      146
Converium Holding*                                               43,600      440
Credit Suisse Group*                                              9,900      438
Lonza Group*                                                     11,293      667
Nestle                                                            8,096    2,371
Novartis*                                                        40,379    2,048
Roche Holding*                                                    7,087      985
Swiss Reinsurance*                                                6,070      399
UBS*                                                              4,900      417
                                                                          ------
                                                                           8,447
                                                                          ------
Taiwan (1.1%)
--------------------------------------------------------------------------------
AU Optronics ADR*                                                29,277      380
Chunghwa Telecom ADR*                                            20,800      385
Compal Electronics GDR*                                          51,364      257
Taiwan Semiconductor Manufacturing ADR*                          17,673      145
United Microelectronics ADR*                                     65,014      234
                                                                          ------
                                                                           1,401
                                                                          ------
Thailand (0.7%)
--------------------------------------------------------------------------------
Bangkok Bank*                                                   176,500      452
Kasikornbank*                                                   138,200      225
PTT                                                              41,500      247
                                                                          ------
                                                                             924
                                                                          ------
United Kingdom (15.1%)
--------------------------------------------------------------------------------
Aegis Group                                                     234,500      579
Anglo American                                                   41,758    1,245
AstraZeneca                                                      29,743    1,382
BAA                                                              24,002      264
BAE Systems                                                      21,640      131
Barclays                                                         35,727      361
BOC Group                                                         2,737       56
Boots Group                                                      32,725      351
BP                                                               73,118      869
BT Group                                                         73,044      286
Capita Group                                                     36,891      245
Carnival                                                          7,456      386
Centrica                                                         81,440      353
Compass Group                                                    78,246      285


                                       Constellation Funds 2005 Annual Report 95

Financial Statements
--------------------------------------------------------------------------------

Statement of Net Assets

Constellation International Equity Fund

September 30, 2005

                                                                          Value
                                                              Shares      (000)
--------------------------------------------------------------------------------
Diageo                                                        149,308   $  2,146
GKN                                                            62,351        324
GlaxoSmithKline                                                57,926      1,473
HBOS                                                           32,300        486
HSBC Holdings                                                  20,931        339
Imperial Tobacco Group                                         13,770        395
International Power                                           196,739        862
Invensys*                                                   1,168,700        299
J. Sainsbury                                                   37,798        186
Kingfisher                                                    223,124        850
Lloyds TSB Group                                               64,200        529
Marks & Spencer Group                                          35,991        238
Michael Page International                                     96,200        417
Old Mutual                                                     85,600        210
Pearson                                                        41,000        477
Rexam                                                          15,282        139
Royal & Sun Alliance Insurance Group                          282,600        483
Royal Bank of Scotland Group                                   20,946        594
Smith & Nephew                                                 50,947        428
Telewest Global*                                               11,500        264
Unilever                                                       37,000        386
Vodafone Group                                                390,414      1,016
                                                                        --------
                                                                          19,334
                                                                        --------
United States (0.3%)
--------------------------------------------------------------------------------
NTL*                                                            5,200        347
--------------------------------------------------------------------------------
Total Foreign Common Stock
   (Cost $96,627)                                                        120,847
================================================================================
Cash Equivalents (5.6%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares                 988,385        988
BlackRock TempFund, Institutional Shares                      970,790        971
PNC Bank Money Market Fund                                  5,199,614      5,199
--------------------------------------------------------------------------------
Total Cash Equivalents
   (Cost $7,158)                                                           7,158
================================================================================
Total Investments (100.1%)
   (Cost $103,785)                                                       128,005
================================================================================

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------
Other assets and liabilities (-0.1)%
--------------------------------------------------------------------------------
Payable for investment securities purchased                            $ (1,014)
Payable for capital shares redeemed                                        (112)
Payable due to Investment Adviser                                           (56)
Payable due to Shareholder Servicing Agent                                  (26)
Payable due to Administrator                                                (15)
Payable due to Trustees                                                      (2)
Other assets and liabilities                                              1,149
--------------------------------------------------------------------------------
Total Other assets and liabilities                                          (76)
================================================================================
Net assets (100%)                                                      $127,929
================================================================================
--------------------------------------------------------------------------------
Net assets consist of:
================================================================================
Portfolio capital of Class II Shares
   (unlimited authorization -- no par value)                           $128,286
Undistributed net investment income                                         633
Accumulated net realized loss on investments                            (25,209)
Net unrealized appreciation on investments                               24,220
Net unrealized depreciation on foreign currency and translation of
   other assets and liabilities in foreign currency                          (1)
--------------------------------------------------------------------------------
Net assets                                                             $127,929
================================================================================
Net asset value, offering and redemption price
   per share--Class II Shares
   ($127,928,943 / 14,625,579 shares)                                  $   8.75
================================================================================

As of September 30, 2005, the Constellation International Equity Fund had the following foreign currency contract outstanding:

Settlement   Currency to   Currency to   Contract    Unrealized
   Date        Deliver       Receive       Value    Depreciation
----------   -----------   -----------   --------   ------------
10/3/05      USD (23,371)   JPY 20,750    $23,272     $(1,254)
                                                      -------

Currency Legend

JPY - Japanese Yen
USD - U.S. Dollar

* Non-income producing security.

(A) When-Issued Security

ADR - American Depositary Receipt

Cl - Class

GDR - Global Depositary Receipts

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


96 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

Schedule of Investments

Constellation Strategic Value and High Income Fund

September 30, 2005

                                                                           Value
                                                                  Shares   (000)
--------------------------------------------------------------------------------
Affiliated Equity Fund (60.9%)
--------------------------------------------------------------------------------
Constellation TIP Small Cap Value Opportunities Fund,
   Class II Shares                                                26,780    $491
--------------------------------------------------------------------------------
Total Affiliated Equity Fund
   (Cost $358)                                                               491
================================================================================
Affiliated Fixed Income Funds (40.2%)
--------------------------------------------------------------------------------
Constellation Chartwell High Yield Fund, Class I Shares           32,504     161
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund, Class I Shares                     16,131     163
--------------------------------------------------------------------------------
Total Affiliated Fixed Income Funds
   (Cost $320)                                                               324
================================================================================
Total Investments (101.1%)
   (Cost $678)                                                              $815
================================================================================

Percentages are based on net assets of $806,304.

The accompanying notes are an integral part of the financial statements.


                                       Constellation Funds 2005 Annual Report 97

Financial Statements
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (000)

                                                                                                     Constellation
                                                                    Constellation   Constellation   Strategic Value
                                                                     Clover Core    Clover Income      and High
                                                                     Value Fund       Plus Fund       Income Fund
                                                                    -----------------------------------------------
                                                                       9/30/05         9/30/05          9/30/05
-------------------------------------------------------------------------------------------------------------------
Assets:
===================================================================================================================
   Investment securities at cost                                     $  164,699        $  4,592         $   678
-------------------------------------------------------------------------------------------------------------------
   Investment securities at value(1)                                 $  184,919        $  4,748         $   815
   Cash(2)                                                                   --           1,388              --
   Receivable for capital shares sold                                    15,271             242
   Receivable for investment securities sold                              1,581              --             168
   Receivable for dividend and interest income                              141              11               1
   Receivable due from Investment Adviser                                    --               2               3
-------------------------------------------------------------------------------------------------------------------
      Total assets                                                      201,912           6,391             987
===================================================================================================================
Liabilities:
   Obligation to return securities lending collateral                    26,967              --              --
   Payable for securities sold short at value (proceeds ($1,349))            --           1,407              --
   Payable for investment securities purchased                            3,488              28              --
   Payable due to Investment Adviser                                        103              --              --
   Payable for capital shares redeemed                                       50              --             168
   Payable due to Administrator                                              18               1              --
   Payable due to Trustees                                                    2              --              --
   Payable due to Shareholder Servicing Agent                                --               1              --
   Accrued expenses                                                          33              13              13
-------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  30,661           1,450             181
-------------------------------------------------------------------------------------------------------------------
      Net assets                                                     $  171,251        $  4,941         $   806
===================================================================================================================
Net assets consist of:
   Portfolio capital                                                 $  140,052        $  4,904         $   665
   Distributions in excess of net investment income                          (1)             --              --
   Accumulated net realized gain (loss) on investments
      and securities sold short                                          10,980             (61)              4
   Net unrealized appreciation on investments
      and securities sold short                                          20,220              98             137
-------------------------------------------------------------------------------------------------------------------
      Net assets                                                     $  171,251        $  4,941         $   806
===================================================================================================================
Outstanding shares of beneficial interest:(3)
   Class I Shares(4)                                                  9,011,315             n/a          56,752
   Class II Shares(4)                                                       n/a         490,068             n/a
===================================================================================================================
Net asset value, offering and redemption
   price per share:
   Class I Shares                                                    $    19.00             n/a         $ 14.21
   Class II Shares                                                          n/a        $  10.08             n/a
===================================================================================================================

----------
(1) Includes short-term investment held as collateral for loaned securities of $26,966,850, $0 and $0, respectively.

(2) Cash in the Constellation Clover Income Plus Fund is held as collateral for securities sold short.

(3)  Unlimited authorization -- no par value.

(4)  Shares have not been rounded.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


98 Constellation Funds 2005 Annual Report

Financial Statements
--------------------------------------------------------------------------------

                       This Page Intentionally Left Blank


                                       Constellation Funds 2005 Annual Report 99

Financial Statements
--------------------------------------------------------------------------------

Statements of Operations (000)

                                                                                   Constellation
                                                  Constellation    Constellation    Clover Core
                                                   Clover Core     Clover Small    Fixed Income
                                                   Value Fund     Cap Value Fund       Fund
                                                  ----------------------------------------------
                                                   year ended       year ended      year ended
                                                     9/30/05          9/30/05         9/30/05
------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                          $ 1,335         $ 3,668          $    16
   Interest                                               --              --            1,370
   Securities lending                                     11             241                1
   Foreign taxes withheld                                (13)             --               --
------------------------------------------------------------------------------------------------
      Total Investment income                          1,333           3,909            1,387
------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                              754           4,176              133
   Administrator fees                                    143             760               43
   Trustees' fees                                          6              33                2
   Shareholder servicing fees(3)                          --              --               --
   Distribution fees Investor A Shares(4)                 --              --               --
   Distribution fees Investor B Shares(4)                 --              --               --
   Transfer agent fees                                    99             901               43
   Professional fees                                      34             106               12
   Custodian fees                                         20             108                5
   Registration fees                                      16             146                8
   Printing fees                                          14              59                3
   Dividends on securities sold short                     --              --               --
   Insurance and other fees                               12              81                3
------------------------------------------------------------------------------------------------
      Total expenses                                   1,098           6,370              252
------------------------------------------------------------------------------------------------
   Less:
      Investment advisory fees waived                     --              --              (17)
      Reimbursement from adviser                          --              --               --
------------------------------------------------------------------------------------------------
      Net expenses                                     1,098           6,370              235
------------------------------------------------------------------------------------------------
         Net investment income (loss)                    235          (2,461)           1,152
------------------------------------------------------------------------------------------------
   Net realized gain (loss) from investment
      securities sold and securities sold short       12,077          71,862              664
   Net change in unrealized appreciation
      (depreciation) of investment securities
      and securities sold short                        9,515           8,593           (1,101)
------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on investments and securities sold short        21,592          80,455             (437)
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      $21,827         $77,994          $   715
================================================================================================

----------
(1)  Commencement of operations.

(2) On November 8, 2004 the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc. in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(3)  Attributable to Class II Shares only.

(4) On November 8, 2004 Investor A Shares were converted into Class II Shares. Subsequently, Investor B Shares were fully liquidated and exchanged for Class II Shares. See Note 10 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


100 Constellation Funds 2005 Annual Report

                                                           Constellation
                                                          Chartwell Ultra  Constellation
                                           Constellation  Short Duration  Chartwell Short  Constellation
                                           Clover Income   Fixed Income   Duration Fixed  Chartwell High  Constellation HLAM Large
                                             Plus Fund         Fund         Income Fund     Yield Fund   Cap Quality Stock Fund(2)
                                          ----------------------------------------------------------------------------------------
                                          2/28/05(1) thru   year ended      year ended      year ended   1/1/05 thru    year ended
                                              9/30/05         9/30/05         9/30/05         9/30/05      9/30/05      12/31/04
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                    $ 80           $     3         $     1         $   6        $   154       $   432
   Interest                                      --            12,377           5,298           525             --             3
   Securities lending                            --                 2              14             6              2            --
   Foreign taxes withheld                        --                --              --            --             (2)           (5)
----------------------------------------------------------------------------------------------------------------------------------
      Total Investment income                    80            12,382           5,313           537            154           430
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                      17               881             350            37             99           267
   Administrator fees                             3               518             206            10             19             5
   Trustees' fees                                --                23               9             1             --            24
   Shareholder servicing fees(3)                  6                 6              14            --             33             8
   Distribution fees Investor A Shares(4)        --                --              --            --             --            65
   Distribution fees Investor B Shares(4)        --                --              --            --             --            40
   Transfer agent fees                           16               486             212            28             44            80
   Professional fees                              9                78              39            11             13           123
   Custodian fees                                 5                42              21            11              7            47
   Registration fees                             --                94              45             2              2            19
   Printing fees                                 --                35              13             1             --            43
   Dividends on securities sold short             3                --              --            --             --            --
   Insurance and other fees                      --                38              24            --             --             1
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses                             59             2,201             933           101            217           722
----------------------------------------------------------------------------------------------------------------------------------
   Less:
      Investment advisory fees waived           (17)             (127)            (75)          (37)           (53)         (257)
      Reimbursement from adviser                (11)               --              --           (16)            --            --
----------------------------------------------------------------------------------------------------------------------------------
      Net expenses                               31             2,074             858            48            164           465
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss)            49            10,308           4,455           489            (10)          (35)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from
      investment securities sold and
      securities sold short                     (59)              171            (180)           85          3,698         6,721
   Net change in unrealized appreciation
      (depreciation) of investment
      securities and securities sold short       98            (1,071)         (1,390)         (281)        (4,183)       (5,981)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized
      gain (loss) on investments and
      securities sold short                      39              (900)         (1,570)         (196)          (485)          740
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                $ 88           $ 9,408         $ 2,885         $ 293        $  (495)      $   705
==================================================================================================================================

                                      Constellation Funds 2005 Annual Report 101

Financial Statements
--------------------------------------------------------------------------------

Statements of Operations (000)

                                                 Constellation       Constellation        Constellation
                                             Pitcairn Diversified   Pitcairn Select   Pitcairn Diversified
                                                  Value Fund           Value Fund          Growth Fund
                                             --------------------------------------------------------------
                                                  year ended           year ended          year ended
                                                   9/30/05              9/30/05             9/30/05
-----------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                         $ 3,446             $ 1,133              $ 1,759
   Interest                                              --                  --                   --
   Securities lending                                    18                   8                   14
   Foreign taxes withheld                                --                  --                   --
-----------------------------------------------------------------------------------------------------------
      Total Investment income                         3,464               1,141                1,773
-----------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                           1,124                 446                  788
   Administrator fees                                   239                  95                  165
   Trustees' fees                                        10                   4                    7
   Shareholder servicing fees(1)                        406                 161                  281
   Transfer agent fees                                   44                  31                   37
   Professional fees                                     52                  26                   36
   Custodian fees                                        19                   9                   15
   Registration fees                                     30                  11                   21
   Printing fees                                         24                  10                   17
   Insurance and other fees                              24                   9                   17
-----------------------------------------------------------------------------------------------------------
      Total expenses                                  1,972                 802                1,384
-----------------------------------------------------------------------------------------------------------
   Less:
      Investment advisory fees waived                  (199)                (66)                (146)
-----------------------------------------------------------------------------------------------------------
      Net expenses                                    1,773                 736                1,238
-----------------------------------------------------------------------------------------------------------
         Net investment income (loss)                 1,691                 405                  535
-----------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from
      investment securities sold                     13,595               6,622                  147
   Net change in unrealized appreciation
      (depreciation) of investment
      securities                                      5,032              (1,620)               8,563
-----------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on investments                                 18,627               5,002                8,710
-----------------------------------------------------------------------------------------------------------
   Net increase in net assets
      resulting from operations                     $20,318             $ 5,407              $ 9,245
===========================================================================================================

----------
(1)  Attributable to Class II Shares only.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


102 Constellation Funds 2005 Annual Report

                                                      Constellation                   Constellation Constellation Constellation TIP
                                      Constellation  Pitcairn Family   Constellation     Pitcairn   Sands Capital  Small Cap Value
                                      Pitcairn Small   Heritage(R)   Pitcairn Taxable   Tax-Exempt  Select Growth   Opportunities
                                         Cap Fund          Fund          Bond Fund      Bond Fund        Fund            Fund
                                     ----------------------------------------------------------------------------------------------
                                        year ended     year ended       year ended      year ended    year ended     year ended
                                         9/30/05         9/30/05         9/30/05          9/30/05      9/30/05         9/30/05
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                               $   743        $1,462           $    18        $    --        $   792        $  514
   Interest                                    --            --             2,362          5,184             --            --
   Securities lending                          58            11                 2             --             24             5
   Foreign taxes withheld                      (1)           --                --             --            (10)           --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Investment income                 800         1,473             2,382          5,184            806           519
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                   666           732               190            340          1,355           284
   Administrator fees                         142           121                71            170            231            43
   Trustees' fees                               6             5                 3              7              9             2
   Shareholder servicing fees(1)              241           205               121            288            251            74
   Transfer agent fees                         42            42                29             37            113           115
   Professional fees                           32            31                21             37             66            20
   Custodian fees                              15            10                 7             15             38            54
   Registration fees                           19            15                10             22             16             5
   Printing fees                               14            12                 7             17             28             5
   Insurance and other fees                    14            12                 6             17             12             3
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses                        1,191         1,185               465            950          2,119           605
-----------------------------------------------------------------------------------------------------------------------------------
   Less:
      Investment advisory fees waived        (130)         (125)              (34)          (149)          (120)         (172)
-----------------------------------------------------------------------------------------------------------------------------------
      Net expenses                          1,061         1,060               431            801          1,999           433
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss)        (261)          413             1,951          4,383         (1,193)           86
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from
      investment securities sold           12,671         4,188              (111)         1,242         (3,399)        1,491
   Net change in unrealized
      appreciation (depreciation)
      of investment securities             (4,457)          645            (1,116)        (2,509)        24,744         3,583
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized
      gain (loss) on investments            8,214         4,833            (1,227)        (1,267)        21,345         5,074
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets
      resulting from operations           $ 7,953        $5,246           $   724        $ 3,116        $20,152        $5,160
===================================================================================================================================



                                      Constellation Funds 2005 Annual Report 103

Financial Statements
--------------------------------------------------------------------------------

Statements of Operations (000)

                                                                                         Constellation
                                                                                         TIP Financial
                                                     Constellation TIP Mid Cap Fund(1)   Services Fund
                                                     -------------------------------------------------
                                                         1/01/05 thru   year ended         year ended
                                                            9/30/05      12/31/04            9/30/05
------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                                  $  5           $ 5              $  308
   Interest                                                    --            --                  --
   Securities lending                                          --            --                   1
   Foreign taxes withheld                                      --            --                  --
------------------------------------------------------------------------------------------------------
      Total Investment income                                   5             5                 309
------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                     4             3                 188
   Administrator fees                                           1            --                  24
   Trustees' fees                                              --            --                   1
   Shareholder servicing fees(2)                               --            --                  --
   Transfer agent fees                                         14            --                  33
   Professional fees                                           19            --                  13
   Custodian fees                                               3            --                   5
   Registration fees                                           --            --                   4
   Printing fees                                               --            --                   2
   Insurance and other fees                                    --            --                   2
------------------------------------------------------------------------------------------------------
      Total expenses                                           41             3                 272
------------------------------------------------------------------------------------------------------
   Less:
      Investment advisory fees waived                          (4)           --                 (20)
      Reimbursement from adviser                              (32)           --                  --
------------------------------------------------------------------------------------------------------
      Net expenses                                              5             3                 252
------------------------------------------------------------------------------------------------------
         Net investment income (loss)                          --             2                  57
------------------------------------------------------------------------------------------------------
   Net realized gain from securities sold                      62            63               2,456
   Net realized loss from foreign currency
      transactions                                             --            --                  --
   Net change in unrealized appreciation of
      investment securities                                    56             8                 141
   Net change in unrealized depreciation on
      translation of foreign currency and
      other assets and liabilities
      denominated in foreign currency                          --            --                  --
------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments            118            71               2,597
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                        $118           $73              $2,654
======================================================================================================

----------
* Dividend income, net realized gain from securities sold and net change in unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.

(1) On April 15, 2005 the Constellation Funds acquired the assets and liabilities of the Constellation Institutional Portfolios TIP Midcap Core Portfolio in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(2)  Attributable to Class II Shares only.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


104 Constellation Funds 2005 Annual Report

                                                       Constellation                    Constellation
                                                      TIP Healthcare   Constellation   Strategic Value
                                                     & Biotechnology   International      and High
                                                           Fund         Equity Fund      Income Fund
                                                     -------------------------------------------------
                                                        year ended       year ended      year ended
                                                         9/30/05           9/30/05         9/30/05
------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                               $  220          $ 2,952            $ 51*
   Interest                                                   --               48              --
   Securities lending                                          9               --              --
   Foreign taxes withheld                                     --             (348)             --
------------------------------------------------------------------------------------------------------
      Total Investment income                                229            2,652              51
------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                  490            1,117               1
   Administrator fees                                         63              174               1
   Trustees' fees                                              3                7              --
   Shareholder servicing fees(2)                             107              296              --
   Transfer agent fees                                        93               37              29
   Professional fees                                          21               39              10
   Custodian fees                                             11              227              --
   Registration fees                                           7               12              --
   Printing fees                                               6                9              --
   Insurance and other fees                                    5               31              --
------------------------------------------------------------------------------------------------------
      Total expenses                                         806            1,949              41
------------------------------------------------------------------------------------------------------
   Less:
      Investment advisory fees waived                         --             (240)             (1)
      Reimbursement from adviser                              --               --             (39)
------------------------------------------------------------------------------------------------------
      Net expenses                                           806            1,709               1
------------------------------------------------------------------------------------------------------
         Net investment income (loss)                       (577)             943              50
------------------------------------------------------------------------------------------------------
   Net realized gain from securities sold                  2,459           13,833               4*
   Net realized loss from foreign currency
      transactions                                            --             (213)             --
   Net change in unrealized appreciation of
      investment securities                                6,019           10,818              51*
   Net change in unrealized depreciation on
      translation of foreign currency and
      other assets and liabilities
      denominated in foreign currency                         --              (28)             --
------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments         8,478           24,410              55
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                     $7,901          $25,353            $105
======================================================================================================



                                      Constellation Funds 2005 Annual Report 105

Financial Statements
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)

                                                                 Constellation Clover      Constellation Clover
                                                                   Core Value Fund         Small Cap Value Fund
                                                               -------------------------------------------------
                                                               year ended   year ended   year ended   year ended
                                                                 9/30/05    9/30/04(1)     9/30/05    9/30/04(1)
----------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                 $    235     $    220    $  (2,461)    $   (423)
   Net realized gain (loss) from securities sold
      and securities sold short                                   12,077        4,878       71,862       54,685
   Net change in unrealized appreciation (depreciation)
      of investments and securities sold short                     9,515        4,420        8,593       40,856
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              21,827        9,518       77,994       95,118
----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                (247)        (213)          --         (652)
      Class II Shares                                                 --           --           --           --
   Realized capital gains
      Class I Shares                                              (5,134)      (1,697)          --           --
----------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                        (5,381)      (1,910)          --         (652)
----------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                   124,720       23,355       90,562      230,219
   Proceeds from shares issued in lieu of cash distributions       5,275        1,838           --          593
   Cost of shares redeemed                                       (34,904)     (19,760)    (258,823)    (179,946)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Class I Shares transactions                                    95,091        5,433     (168,261)      50,866
----------------------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                        --           --           --           --
   Proceeds from shares issued in lieu of cash distributions          --           --           --           --
   Cost of shares redeemed                                            --           --           --           --
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from Class II Shares transactions          --           --           --           --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                                     95,091        5,433     (168,261)      50,866
----------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets                 111,537       13,041      (90,267)     145,332
----------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                            59,714       46,673      540,278      394,946
----------------------------------------------------------------------------------------------------------------
   End of period                                                $171,251     $ 59,714    $ 450,011     $540,278
================================================================================================================
Undistributed net investment income (distributions in excess
   of net investment income)                                    $     (1)    $      6    $      46     $     46
================================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                          7,026        1,446        3,505       10,042
   Issued in lieu of cash distributions                              307          120           --           26
   Redeemed                                                       (1,939)      (1,240)      (9,957)      (7,868)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                              5,394          326       (6,452)       2,200
================================================================================================================
Class II Shares
   Issued                                                             --           --           --           --
   Issued in lieu of cash distributions                               --           --           --           --
   Redeemed                                                           --           --           --           --
----------------------------------------------------------------------------------------------------------------
Net increase in Class II Shares                                       --           --           --           --
================================================================================================================
Net increase (decrease) in share transactions                      5,394          326       (6,452)       2,200
================================================================================================================

----------
(1) On May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.

(2)  Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

106 Constellation Funds 2005 Annual Report

                                                                 Constellation Clover    Constellation Clover
                                                                Core Fixed Income Fund     Income Plus Fund
                                                               ----------------------------------------------
                                                               year ended   year ended      2/28/05(2) thru
                                                                 9/30/05    9/30/04(1)          9/30/05
-------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                 $  1,152     $  1,441           $   49
   Net realized gain (loss) from securities sold
      and securities sold short                                      664          859              (59)
   Net change in unrealized appreciation (depreciation)
      of investments and securities sold short                    (1,101)      (1,401)              98
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 715          899               88
-------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                              (1,211)      (1,530)              --
      Class II Shares                                                 --           --              (51)
   Realized capital gains
      Class I Shares                                                (395)          --               --
-------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                        (1,606)      (1,530)             (51)
-------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                    10,191       12,793               --
   Proceeds from shares issued in lieu of cash distributions       1,529        1,389               --
   Cost of shares redeemed                                       (16,997)     (24,608)              --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Class I Shares transactions                                    (5,277)     (10,426)              --
-------------------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                        --           --            5,624
   Proceeds from shares issued in lieu of cash distributions          --           --               50
   Cost of shares redeemed                                            --           --             (770)
-------------------------------------------------------------------------------------------------------------
Net increase in net assets from Class II Shares transactions          --           --            4,904
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                                     (5,277)     (10,426)           4,904
-------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets                  (6,168)     (11,057)           4,941
-------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                            32,334       43,391               --
-------------------------------------------------------------------------------------------------------------
   End of period                                                $ 26,166     $ 32,334           $4,941
=============================================================================================================
Undistributed net investment income (distributions in excess
   of net investment income)                                    $     --     $     --           $   --
=============================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                          1,014        1,247               --
   Issued in lieu of cash distributions                              152          136               --
   Redeemed                                                       (1,682)      (2,407)              --
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                               (516)      (1,024)              --
=============================================================================================================
Class II Shares
   Issued                                                             --           --              563
   Issued in lieu of cash distributions                               --           --                5
   Redeemed                                                           --           --              (78)
-------------------------------------------------------------------------------------------------------------
Net increase in Class II Shares                                       --           --              490
=============================================================================================================
Net increase (decrease) in share transactions                       (516)      (1,024)             490
=============================================================================================================



                                      Constellation Funds 2005 Annual Report 107

Financial Statements
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)

                                                                    Constellation Chartwell
                                                                     Ultra Short Duration
                                                                       Fixed Income Fund
                                                                    ------------------------
                                                                    year ended   year ended
                                                                      9/30/05    9/30/04(1)
--------------------------------------------------------------------------------------------
Investment activities:
   Net investment income                                             $ 10,308    $   8,655
   Net realized gain (loss) from securities sold                          171          (90)
   Net change in unrealized depreciation of investments                (1,071)      (1,750)
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    9,408        6,815
--------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income
      Class I Shares                                                  (10,513)      (8,654)
      Class II Shares                                                     (63)        (125)
--------------------------------------------------------------------------------------------
         Total dividends                                              (10,576)      (8,779)
--------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                        110,726      169,703
   Proceeds from shares issued in lieu of cash distributions           10,207        8,365
   Proceeds from shares issued in connection with conversion
      into Class I Shares(2)                                            7,625           --
   Cost of shares redeemed                                           (214,111)    (246,769)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I
   Shares transactions                                                (85,553)     (68,701)
--------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                          1,265        6,182
   Proceeds from shares issued in lieu of cash distributions               40          101
   Cost of shares redeemed in connection with conversion into
      Class I Shares(2)                                                (7,625)          --
   Cost of shares redeemed                                             (2,566)      (3,320)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class II Shares
   transactions                                                        (8,886)       2,963
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital
   share transactions                                                 (94,439)     (65,738)
--------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets                      (95,607)     (67,702)
--------------------------------------------------------------------------------------------
Net assets:
   Beginning of year                                                  400,829      468,531
--------------------------------------------------------------------------------------------
   End of year                                                       $305,222    $ 400,829
============================================================================================
Undistributed net investment income (distributions in excess of
   net investment income)                                            $      1    $      (2)
============================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                              10,957       16,728
   Issued in lieu of cash distributions                                 1,010          825
   Issued in connection with conversion into Class I Shares(2)            755           --
   Redeemed                                                           (21,188)     (24,310)
--------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                  (8,466)      (6,757)
============================================================================================
Class II Shares
   Issued                                                                 124          607
   Issued in lieu of cash distributions                                     4           10
   Redeemed in connection with conversion into Class I Shares(2)         (752)          --
   Redeemed                                                              (252)        (325)
--------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                   (876)         292
============================================================================================
Net increase (decrease) in share transactions                          (9,342)      (6,465)
============================================================================================

----------
(1) On May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.

(2) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

108 Constellation Funds 2005 Annual Report

                                                                    Constellation Chartwell
                                                                        Short Duration        Constellation Chartwell
                                                                       Fixed Income Fund          High Yield Fund
                                                                  --------------------------  -----------------------
                                                                    year ended   year ended   year ended   year ended
                                                                      9/30/05    9/30/04(1)     9/30/05    9/30/04(1)
---------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income                                             $  4,455    $   5,188     $    489     $   754
   Net realized gain (loss) from securities sold                         (180)         489           85         650
   Net change in unrealized depreciation of investments                (1,390)      (2,013)        (281)       (479)
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    2,885        3,664          293         925
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income
      Class I Shares                                                   (5,053)      (5,741)        (489)       (753)
      Class II Shares                                                    (195)         (69)          --          --
---------------------------------------------------------------------------------------------------------------------
         Total dividends                                               (5,248)      (5,810)        (489)       (753)
---------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                          9,316       30,025        7,676      10,285
   Proceeds from shares issued in lieu of cash distributions            4,885        5,666          103         171
   Proceeds from shares issued in connection with conversion
      into Class I Shares(2)                                           25,880           --           --          --
   Cost of shares redeemed                                            (97,355)    (114,133)     (11,391)     (9,865)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I
   Shares transactions                                                (57,274)     (78,442)      (3,612)        591
---------------------------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                         24,452        5,502           --          --
   Proceeds from shares issued in lieu of cash distributions              119           66           --          --
   Cost of shares redeemed in connection with conversion into
      Class I Shares(2)                                               (25,880)          --           --          --
   Cost of shares redeemed                                             (1,337)      (4,882)          --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class II Shares
   transactions                                                        (2,646)         686           --          --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital
   share transactions                                                 (59,920)     (77,756)      (3,612)        591
---------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets                      (62,283)     (79,902)      (3,808)        763
---------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of year                                                  175,116      255,018       10,171       9,408
---------------------------------------------------------------------------------------------------------------------
   End of year                                                       $112,833    $ 175,116     $  6,363     $10,171
===========================================================================================-=========================
Undistributed net investment income (distributions in excess of
   net investment income)                                            $     (4)   $      (1)    $      2     $     2
=====================================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                                 934        2,975        1,491       2,010
   Issued in lieu of cash distributions                                   490          562           20          33
   Issued in connection with conversion into Class I Shares(2)          2,606           --           --          --
   Redeemed                                                            (9,747)     (11,321)      (2,211)     (1,930)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                  (5,717)      (7,784)        (700)        113
=====================================================================================================================
Class II Shares
   Issued                                                               2,445          547           --          --
   Issued in lieu of cash distributions                                    12            6           --          --
   Redeemed in connection with conversion into Class I Shares(2)       (2,613)          --           --          --
   Redeemed                                                              (134)        (485)          --          --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                   (290)          68           --          --
=====================================================================================================================
Net increase (decrease) in share transactions                          (6,007)      (7,716)        (700)        113
=====================================================================================================================



                                      Constellation Funds 2005 Annual Report 109

Financial Statements
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)

                                                              Constellation  HLAM
                                                         Large Cap Quality Stock Fund
                                                    ----------------------------------------
                                                    1/1/05 thru    year ended   year ended
                                                      9/30/05     12/31/04(1)    12/31/03
--------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                       $   (10)     $    (35)     $  (155)
   Net realized gain (loss) from securities sold        3,698         6,721        4,623
   Net change in unrealized appreciation
     (depreciation) of investments                     (4,183)       (5,981)       2,747
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (495)          705        7,215
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class II Shares                                      --            --           --
   Realized capital gains
      Class II Shares/Investor A Shares                  (956)       (3,543)      (4,992)
      Investor B Shares                                    --            --         (873)
--------------------------------------------------------------------------------------------
         Total dividends and distributions               (956)       (3,543)      (5,865)
--------------------------------------------------------------------------------------------
Capital share transactions:
Class II Shares/Investor A Shares
   Proceeds from shares issued                            971         1,180        1,345
   Proceeds from shares issued in lieu of cash
      distributions                                       916         3,377        4,897
   Proceeds from shares issued in connection
      with conversion into Class II Shares(3)              --         3,415           --
   Cost of shares redeemed                             (5,255)      (20,003)      (6,591)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Class II Shares/Investor A Shares transactions      (3,368)      (12,031)        (349)
--------------------------------------------------------------------------------------------
Investor B Shares
   Proceeds from shares issued                             --            60          150
   Proceeds from shares issued in lieu of cash
      distributions                                        --            --          857
   Proceeds from shares issued in connection with
      conversion into Class II Shares(3)                   --        (3,415)          --
   Cost of shares redeemed                                 --        (2,463)      (2,152)
--------------------------------------------------------------------------------------------
Net decrease in net assets from Investor B Shares
   transactions                                            --        (5,818)      (1,145)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                          (3,368)      (17,849)      (1,494)
--------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets          (4,819)      (20,687)        (144)
--------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                 20,959        41,646       41,790
--------------------------------------------------------------------------------------------
   End of period                                      $16,140      $ 20,959      $41,646
============================================================================================
Undistributed net investment income                   $    --      $     --      $    --
============================================================================================
Shares issued and redeemed:
Class II Shares/Investor A Shares
   Issued                                                  45            46           55
   Issued in lieu of cash distributions                    46           156          202
   Issued in connection with conversion into
      Class II Shares(3)                                   --           137           --
   Redeemed                                              (252)         (816)        (265)
--------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares/Investor A
   Shares                                                (161)         (477)          (8)
============================================================================================
Investor B Shares
   Issued                                                  --             3            6
   Issued in lieu of cash distributions                    --            --           37
   Issued in connection with conversion into
      Class I Shares(3)                                    --          (144)          --
   Redeemed                                                --          (106)         (89)
--------------------------------------------------------------------------------------------
Decrease in Investor B Shares                              --          (247)         (46)
============================================================================================
Net increase (decrease) in share transactions            (161)         (724)         (54)
============================================================================================

----------
(1) On November 8, 2004 the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc. in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(2) On May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.

(3) On November 8, 2004 Investor A Shares were converted into Class II Shares. Subsequently, Investor B Shares were fully liquidated and exchanged for Class II Shares. See Note 10 in Notes to Financial Statements for additional information.


110 Constellation Funds 2005 Annual Report

                                                            Constellation Pitcairn                       Constellation
                                                            Diversified Value Fund                Pitcairn Select Value Fund
                                                   -------------------------------------------------------------------------------
                                                    year ended   11/1/03 thru   year ended  year ended   11/1/03 thru   year ended
                                                      9/30/05     9/30/04(2)     10/31/03     9/30/05     9/30/04(2)     10/31/03
----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                      $  1,691      $  1,436      $  1,659    $   405       $   463       $   422
   Net realized gain (loss) from securities sold       13,595         7,037        (4,189)     6,622         5,939        (1,877)
   Net change in unrealized appreciation
      (depreciation) of investments                     5,032         6,166        29,045     (1,620)       (2,360)       13,361
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     20,318        14,639        26,515      5,407         4,042        11,906
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class II Shares                                  (1,707)       (1,559)       (1,782)      (407)         (492)         (509)
   Realized capital gains
      Class II Shares/Investor A Shares                    --            --            --       (884)         (902)           --
      Investor B Shares                                    --            --            --         --            --            --
----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions             (1,707)       (1,559)       (1,782)    (1,291)       (1,394)         (509)
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class II Shares/Investor A Shares
   Proceeds from shares issued                          6,497         7,361         6,443      3,929         5,616         6,080
   Proceeds from shares issued in lieu of cash
      distributions                                       113           134           168        486           529            90
   Proceeds from shares issued in connection
      with conversion into Class II Shares(3)              --            --            --         --            --            --
   Cost of shares redeemed                             (8,881)      (12,014)      (10,094)    (4,948)       (5,109)       (7,889)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Class II Shares/Investor A Shares transactions      (2,271)       (4,519)       (3,483)      (533)        1,036        (1,719)
----------------------------------------------------------------------------------------------------------------------------------
Investor B Shares
   Proceeds from shares issued                             --            --            --         --            --            --
   Proceeds from shares issued in lieu of cash
      distributions                                        --            --            --         --            --            --
   Proceeds from shares issued in connection with
      conversion into Class II Shares(3)                   --            --            --         --            --            --
   Cost of shares redeemed                                 --            --            --         --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Investor B Shares
   transactions                                            --            --            --         --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                          (2,271)       (4,519)       (3,483)      (533)        1,036        (1,719)
----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets          16,340         8,561        21,250      3,583         3,684         9,678
----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                152,202       143,641       122,391     61,817        58,133        48,455
----------------------------------------------------------------------------------------------------------------------------------
   End of period                                     $168,542      $152,202      $143,641    $65,400       $61,817       $58,133
==========================================================================================-=======================================
Undistributed net investment income                  $     --      $     --      $    154    $    --       $    --       $    29
==========================================================================================-=======================================
Shares issued and redeemed:
Class II Shares/Investor A Shares
   Issued                                                 537           679           720        348           519           685
   Issued in lieu of cash distributions                     9            12            19         42            50            10
   Issued in connection with conversion into
      Class II Shares(3)                                   --            --            --         --            --            --
   Redeemed                                              (735)       (1,117)       (1,148)      (440)         (478)         (895)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares/Investor A
   Shares                                                (189)         (426)         (409)       (50)           91          (200)
==================================================================================================================================
Investor B Shares
   Issued                                                  --            --            --         --            --            --
   Issued in lieu of cash distributions                    --            --            --         --            --            --
   Issued in connection with conversion into
      Class I Shares(3)                                    --            --            --         --            --            --
   Redeemed                                                --            --            --         --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in Investor B Shares                              --            --            --         --            --            --
==================================================================================================================================
Net increase (decrease) in share transactions            (189)         (426)         (409)       (50)           91          (200)
==================================================================================================================================

----------
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



                                      Constellation Funds 2005 Annual Report 111

Financial Statements
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)

                                                           Constellation Pitcairn
                                                           Diversified Growth Fund
                                                    ----------------------------------------
                                                    year ended   11/1/03 thru   year ended
                                                      9/30/05     9/30/04(1)     10/31/03
--------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                      $    535      $     --      $     44
   Net realized gain (loss) from securities sold          147           644       (11,325)
   Net change in unrealized appreciation
      (depreciation) of investments                     8,563         1,228        26,682
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                           9,245         1,872        15,401
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class II Shares                                    (536)          (46)           --
   Realized capital gains
      Class II Shares                                      --            --            --
   Return of capital
      Class II Shares                                      --            --            --
--------------------------------------------------------------------------------------------
         Total dividends and distributions               (536)          (46)           --
--------------------------------------------------------------------------------------------
Capital share transactions:
Class II Shares
   Proceeds from shares issued                         13,521        13,230        17,450
   Proceeds from shares issued in lieu of cash
      distributions                                        58             5            --
   Proceeds from shares issued in connection with
      Fund Reorganization(2)                               --            --            --
   Cost of shares redeemed                            (10,256)       (6,257)      (19,495)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class
   II Shares transactions                               3,323         6,978        (2,045)
--------------------------------------------------------------------------------------------
         Total increase in net assets                  12,032         8,804        13,356
--------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                104,528        95,724        82,368
--------------------------------------------------------------------------------------------
   End of period                                     $116,560      $104,528      $ 95,724
============================================================================================
Undistributed net investment income                  $     --      $     --      $     44
============================================================================================
Shares issued and redeemed:
Class II Shares
   Issued                                               2,375         2,434         3,773
   Issued in lieu of cash distributions                    10             1            --
   Issued in connection with Fund
      Reorganization(2)                                    --            --            --
   Redeemed                                            (1,798)       (1,168)       (4,232)
--------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                    587         1,267          (459)
============================================================================================

----------
(1) On May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.

(2)  See Note 10 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

112 Constellation Funds 2005 Annual Report

                                                            Constellation Pitcairn                  Constellation Pitcairn
                                                                Small Cap Fund                      Family Heritage(R) Fund
                                                   -------------------------------------------------------------------------------
                                                    year ended   11/1/03 thru   year ended  year ended   11/1/03 thru   year ended
                                                      9/30/05     9/30/04(1)     10/31/03     9/30/05     9/30/04(1)     10/31/03
----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                       $  (261)      $  (216)     $    (94)    $   413       $     4      $     39
   Net realized gain (loss) from securities sold       12,671        13,756        11,111       4,188        (6,033)       (4,941)
   Net change in unrealized appreciation
      (depreciation) of investments                    (4,457)       (4,005)       14,082         645        13,076        18,782
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                           7,953         9,535        25,099       5,246         7,047        13,880
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class II Shares                                      --            (3)          (17)       (418)          (38)           --
   Realized capital gains
      Class II Shares                                    (732)           --            --          --            --            --
   Return of capital
      Class II Shares                                      --            --            --          --            (2)           --
----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions               (732)           (3)          (17)       (418)          (40)           --
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class II Shares
   Proceeds from shares issued                          2,648         3,348         3,024       5,302         4,564         3,668
   Proceeds from shares issued in lieu of cash
      distributions                                       359            --             2          52             5            --
   Proceeds from shares issued in connection with
      Fund Reorganization(2)                               --            --        25,687          --            --            --
   Cost of shares redeemed                             (7,137)       (7,552)      (16,371)     (3,837)       (6,963)      (10,184)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class
   II Shares transactions                              (4,130)       (4,204)       12,342       1,517        (2,394)       (6,516)
----------------------------------------------------------------------------------------------------------------------------------
         Total increase in net assets                   3,091         5,328        37,424       6,345         4,613         7,364
----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                 92,848        87,520        50,096      78,103        73,490        66,126
----------------------------------------------------------------------------------------------------------------------------------
   End of period                                      $95,939       $92,848      $ 87,520     $84,448       $78,103      $ 73,490
==================================================================================================================================
Undistributed net investment income                   $    --       $    --      $     --     $     1       $    --      $     39
==================================================================================================================================
Shares issued and redeemed:
Class II Shares
   Issued                                                 165           226           280         542           501           490
   Issued in lieu of cash distributions                    21            --            --           5             1            --
   Issued in connection with Fund
      Reorganization(2)                                    --            --         2,603          --            --            --
   Redeemed                                              (443)         (509)       (1,610)       (394)         (769)       (1,388)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                   (257)         (283)        1,273         153          (267)         (898)
==================================================================================================================================


                                      Constellation Funds 2005 Annual Report 113

Financial Statements
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)

                                                                Constellation
                                                         Pitcairn Taxable Bond Fund
                                                   ----------------------------------------
                                                   year ended   11/1/03 thru   year ended
                                                     9/30/05     9/30/04(1)     10/31/03
-------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                     $ 1,951       $ 1,739       $ 1,859
   Net realized gain (loss) from securities sold       (111)          658           234
   Net change in unrealized appreciation
      (depreciation) of investments                  (1,116)         (473)          852
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                           724         1,924         2,945
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class II Shares                                (1,946)       (1,725)       (1,858)
   Realized capital gains
      Class II Shares                                    --            --            --
-------------------------------------------------------------------------------------------
         Total dividends and distributions           (1,946)       (1,725)       (1,858)
-------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares(2)
   Proceeds from shares issued                           --            --            --
   Cost of shares redeemed                               --            --            --
-------------------------------------------------------------------------------------------
Net increase in net assets from Class I Shares
   transactions                                          --            --            --
-------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                        9,455         4,881        10,661
   Proceeds from shares issued in lieu of cash
      distributions                                     491           301           384
   Cost of shares redeemed                           (3,994)       (5,574)       (8,758)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class
   II Shares transactions                             5,952          (392)        2,287
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                         5,952          (392)        2,287
-------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets      4,730          (193)        3,374
-------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                               43,239        43,432        40,058
-------------------------------------------------------------------------------------------
   End of period                                    $47,969       $43,239       $43,432
===========================================================================================
Undistributed net investment income                 $     2       $    --       $    --
===========================================================================================
Shares issued and redeemed:
Class I Shares(2)
   Issued                                                --            --            --
   Issued in lieu of cash distributions                  --            --            --
   Redeemed                                              --            --            --
-------------------------------------------------------------------------------------------
Increase in Class I Shares                               --            --            --
===========================================================================================
Class II Shares
   Issued                                               882           458         1,003
   Issued in lieu of cash distributions                  46            28            36
   Redeemed                                            (375)         (520)         (818)
-------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                  553           (34)          221
-------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions           553           (34)          221
===========================================================================================

----------
(1) On May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.

(2) Class I Shares were offered beginning on August 27, 2004 for Constellation Sands Capital Select Growth Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


114 Constellation Funds 2005 Annual Report

                                                                 Constellation                            Constellation
                                                         Pitcairn Tax-Exempt Bond Fund          Sands Capital Select Growth Fund
                                                   ---------------------------------------   --------------------------------------
                                                    year ended   11/1/03 thru   year ended   year ended   11/1/03 thru   year ended
                                                      9/30/05     9/30/04(1)     10/31/03      9/30/05     9/30/04(1)     10/31/03
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                      $  4,383      $  4,063      $  4,655    $ (1,193)      $   (638)     $  (294)
   Net realized gain (loss) from securities sold        1,242           716           432      (3,399)           730       (6,078)
   Net change in unrealized appreciation
      (depreciation) of investments                    (2,509)         (314)          273      24,744          4,953       15,475
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                           3,116         4,465         5,360      20,152          5,045        9,103
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class II Shares                                  (4,403)       (4,075)       (4,623)         --             --           --
   Realized capital gains
      Class II Shares                                    (716)         (432)         (294)         --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions             (5,119)       (4,507)       (4,917)         --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares(2)
   Proceeds from shares issued                             --            --            --      53,246         32,632           --
   Cost of shares redeemed                                 --            --            --     (11,009)            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Class I Shares
   transactions                                            --            --            --      42,237         32,632           --
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                         10,981        14,164        11,201     109,776         54,888        6,476
   Proceeds from shares issued in lieu of cash
      distributions                                       336           222           174          --             --           --
   Cost of shares redeemed                            (11,619)      (11,934)      (16,253)    (29,808)       (33,825)      (4,519)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class
   II Shares transactions                                (302)        2,452        (4,878)     79,968         21,063        1,957
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                            (302)        2,452        (4,878)    122,205         53,695        1,957
-----------------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets       (2,305)        2,410        (4,435)    142,357         58,740       11,060
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                113,880       111,470       115,905     102,618         43,878       32,818
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                     $111,575      $113,880      $111,470    $244,975       $102,618      $43,878
===================================================================================================================================
Undistributed net investment income                  $    109      $    129      $    141    $     --       $     --      $    --
===================================================================================================================================
Shares issued and redeemed:
Class I Shares(2)
   Issued                                                  --            --            --       7,212          4,792           --
   Issued in lieu of cash distributions                    --            --            --          --             --           --
   Redeemed                                                --            --            --      (1,513)            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Class I Shares                                 --            --            --       5,699          4,792           --
===================================================================================================================================
Class II Shares
   Issued                                               1,023         1,309         1,034      14,797          8,136        1,225
   Issued in lieu of cash distributions                    31            21            15          --             --           --
   Redeemed                                            (1,089)       (1,121)       (1,516)     (4,180)        (5,007)        (882)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                    (35)          209          (467)     10,617          3,129          343
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions             (35)          209          (467)     16,316          7,921          343
===================================================================================================================================

                                      Constellation Funds 2005 Annual Report 115

Financial Statements
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)

                                                   Constellation TIP Small Cap
                                                     Value Opportunities Fund
                                                   -----------------------------
                                                     year ended   year ended
                                                       9/30/05    9/30/04(1)
--------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                       $     86     $    (39)
   Net realized gain from securities sold                1,491        2,070
   Net change in unrealized appreciation
      of investments                                     3,583        1,494
--------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                            5,160        3,525
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                        --           --
   Realized capital gains
      Class I Shares                                        --           --
      Class II Shares                                   (1,990)        (223)
--------------------------------------------------------------------------------
         Total dividends and distributions              (1,990)        (223)
--------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                              --           --
   Proceeds from shares issued in lieu of cash
      distributions                                         --           --
   Cost of shares redeemed                                  --           --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Class I Shares transactions                              --           --
--------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                          86,351       29,439
   Proceeds from shares issued in lieu of cash
      distributions                                      1,947          221
   Cost of shares redeemed                             (31,766)     (24,169)
--------------------------------------------------------------------------------
Net increase in net assets from
   Class II Shares transactions                         56,532        5,491
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                           56,532        5,491
--------------------------------------------------------------------------------
         Total increase (decrease) in net assets        59,702        8,793
--------------------------------------------------------------------------------
Net assets:
   Beginning of period                                  14,533        5,740
--------------------------------------------------------------------------------
   End of period                                      $ 74,235     $ 14,533
================================================================================
Undistributed net investment income                   $    123     $      2
================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                   --           --
   Issued in lieu of cash distributions                     --           --
   Redeemed                                                 --           --
--------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                       --           --
================================================================================
Class II Shares
   Issued                                                4,968        1,999
   Issued in lieu of cash distributions                    116           15
   Redeemed                                             (1,935)      (1,569)
--------------------------------------------------------------------------------
Increase in Class II Shares                              3,149          445
--------------------------------------------------------------------------------
Net increase (decrease) in share transactions            3,149          445
================================================================================

----------
(1) On May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.

(2) On April 15, 2005 the Constellation Funds acquired the assets and liabilities of the Constellation Institutional Portfolios TIP Midcap Core Portfolio in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(3)  Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

116 Constellation Funds 2005 Annual Report

                                                                                               Constellation TIP Financial
                                                        Constellation TIP Mid Cap Fund                Services Fund
                                                ---------------------------------------------  ---------------------------
                                                 1/1/05(2) thru   year ended   1/2/03(3) thru    year ended   year ended
                                                     9/30/05       12/31/04       12/31/03         9/30/05    9/30/04(1)
--------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                      $  --           $  2           $ --          $    57      $   (40)
   Net realized gain from securities sold               62             63             45            2,456        1,782
   Net change in unrealized appreciation
      of investments                                    56              8             52              141          256
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                          118             73             97            2,654        1,998
--------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                    --             (2)            --               --           --
   Realized capital gains
      Class I Shares                                   (21)           (58)            --           (1,102)      (1,753)
      Class II Shares                                   --             --            (29)              --           --
--------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions             (21)           (60)           (29)          (1,102)      (1,753)
--------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                         481             --            240              451        1,131
   Proceeds from shares issued in lieu of cash
      distributions                                     21             60             29            1,040        1,671
   Cost of shares redeemed                            (167)            --             --           (1,919)      (5,087)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Class I Shares transactions                         335             60            269             (428)      (2,285)
--------------------------------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                          --             --             --               --           --
   Proceeds from shares issued in lieu of cash
      distributions                                     --             --             --               --           --
   Cost of shares redeemed                              --             --             --               --           --
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   Class II Shares transactions                         --             --             --               --           --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                          335             60            269             (428)      (2,285)
--------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets       432             73            337            1,124       (2,040)
--------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                 410            337             --           15,269       17,309
--------------------------------------------------------------------------------------------------------------------------
   End of period                                     $ 842           $410           $337          $16,393      $15,269
==========================================================================================================================
Undistributed net investment income                  $  --           $ --           $ --          $    60      $    --
==========================================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                               34             --             24               30           78
   Issued in lieu of cash distributions                  1              5              2               70          122
   Redeemed                                            (11)            --             --             (131)        (373)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                   24              5             26              (31)        (173)
==========================================================================================================================
Class II Shares
   Issued                                               --             --             --               --           --
   Issued in lieu of cash distributions                 --             --             --               --           --
   Redeemed                                             --             --             --               --           --
--------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                             --             --             --               --           --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions           24              5             26              (31)        (173)
==========================================================================================================================



                                      Constellation Funds 2005 Annual Report 117

Financial Statements
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)

                                                       Constellation TIP
                                                          Healthcare &
                                                       Biotechnology Fund
                                                   --------------------------
                                                   year ended    year ended
                                                     9/30/05     9/30/04(1)
-----------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                     $   (577)     $   (256)
   Net realized gain (loss) from securities sold       2,459         1,403
   Net realized loss from foreign currency
      transactions                                        --            --
   Net change in unrealized appreciation
      (depreciation) of investments                    6,019          (540)
   Net change in unrealized appreciation
      (depreciation) on translation of foreign
      currency and other assets and liabilities
      denominated in foreign currency                     --            --
-----------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                          7,901           607
-----------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                      --            --
      Class II Shares                                     --            --
   Realized capital gains
      Class I Shares                                      --            --
      Class II Shares                                 (1,234)          (14)
-----------------------------------------------------------------------------
         Total dividends and distributions            (1,234)          (14)
-----------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                            --            --
   Proceeds from shares issued in lieu of cash
      distributions                                       --            --
   Cost of shares redeemed                                --            --
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from Class
   I Shares transactions                                  --            --
-----------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                        34,841        32,296
   Proceeds from shares issued in lieu of cash
      distributions                                    1,219            13
   Cost of shares redeemed                           (18,356)      (12,384)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from Class
   II Shares transactions                             17,704        19,925
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                         17,704        19,925
-----------------------------------------------------------------------------
         Total increase in net                        24,371        20,518
-----------------------------------------------------------------------------
Net assets:
   Beginning of period                                35,371        14,853
-----------------------------------------------------------------------------
   End of period                                    $ 59,742      $ 35,371
=============================================================================
Undistributed net investment income
   (distributions in excess of net investment
   income)                                          $     --      $     --
=============================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                 --            --
   Issued in lieu of cash distributions                   --            --
   Redeemed                                               --            --
-----------------------------------------------------------------------------
Increase in Class I Shares                                --            --
=============================================================================
Class II Shares
   Issued                                              2,321         2,265
   Issued in lieu of cash distributions                   84             1
   Redeemed                                           (1,265)         (907)
-----------------------------------------------------------------------------
Increase (decrease) in Class II Shares                 1,140         1,359
-----------------------------------------------------------------------------
Net increase (decrease) in share transactions          1,140         1,359
=============================================================================

----------
* Dividend income, net realized gain from securities sold and net change in unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.

(1) On May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

118 Constellation Funds 2005 Annual Report

                                                                                                  Constellation
                                                                Constellation                 Strategic Value and
                                                          International Equity Fund             High Income Fund
                                                  ----------------------------------------  -----------------------
                                                   year ended   11/1/03 thru   year ended   year ended   year ended
                                                     9/30/05     9/30/04(1)     10/31/03      9/30/05    9/30/04(1)
-------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                     $    943      $    861      $    956      $  50*      $    116*
   Net realized gain (loss) from securities sold      13,833        12,637        (9,048)         4*           524*
   Net realized loss from foreign currency
      transactions                                      (213)          (62)         (116)        --             --
   Net change in unrealized appreciation
      (depreciation) of investments                   10,818        (2,756)       27,564         51*            64*
   Net change in unrealized appreciation
      (depreciation) on translation of foreign
      currency and other assets and liabilities
      denominated in foreign currency                    (28)          (15)           29         --             --
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                         25,353        10,665        19,385        105            704
-------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                      --            --            --        (50)          (116)
      Class II Shares                                   (238)       (2,621)         (459)        --             --
   Realized capital gains
      Class I Shares                                      --            --            --        (64)            (9)
      Class II Shares                                     --            --            --         --             --
-------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions              (238)       (2,621)         (459)      (114)          (125)
-------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                            --            --            --        911         13,524
   Proceeds from shares issued in lieu of cash
      distributions                                       --            --            --        113            123
   Cost of shares redeemed                                --            --            --       (915)       (13,963)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class
   I Shares transactions                                  --            --            --        109           (316)
-------------------------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                        22,188        29,752        10,740         --             --
   Proceeds from shares issued in lieu of cash
      distributions                                       27           340            62         --             --
   Cost of shares redeemed                           (26,402)      (28,952)      (15,424)        --             --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class
   II Shares transactions                             (4,187)        1,140        (4,622)        --             --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                         (4,187)        1,140        (4,622)       109           (316)
-------------------------------------------------------------------------------------------------------------------
         Total increase in net                        20,928         9,184        14,304        100            263
-------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                               107,001        97,817        83,513        706            443
-------------------------------------------------------------------------------------------------------------------
   End of period                                    $127,929      $107,001      $ 97,817      $ 806       $    706
===================================================================================================================
Undistributed net investment income
   (distributions in excess of net investment
   income)                                          $    633      $   (491)     $    898       $ --       $     --
===================================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                 --            --            --         66            985
   Issued in lieu of cash distributions                   --            --            --          8              9
   Redeemed                                               --            --            --        (67)          (979)
-------------------------------------------------------------------------------------------------------------------
Increase in Class I Shares                                --            --            --          7             15
===================================================================================================================
Class II Shares
   Issued                                              2,725         4,201         2,016         --             --
   Issued in lieu of cash distributions                    3            51            12         --             --
   Redeemed                                           (3,251)       (4,219)       (2,869)        --             --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                  (523)           33          (841)        --             --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions           (523)           33          (841)         7             15
===================================================================================================================



                                      Constellation Funds 2005 Annual Report 119

Financial Statements
--------------------------------------------------------------------------------

Financial Highlights

For a share outstanding throughout each period



                                     Realized
                                       and
          Net asset       Net       unrealized                 Dividends                       Total
            value,    investment      gains      Total from    from net    Distributions     dividends
          beginning     income     (losses) on   investment   investment    from capital        and
          of period     (loss)     investments   activities     income         gains       distributions
--------------------------------------------------------------------------------------------------------
Constellation Clover Core Value Fund - Class I Shares
--------------------------------------------------------------------------------------------------------
2005        $16.51      0.04           3.90         3.94      (0.04)          (1.41)           (1.45)
2004(1)     $14.18      0.06           2.84         2.90      (0.06)          (0.51)           (0.57)
2003(2)     $11.71      0.05           2.47         2.52      (0.05)             --            (0.05)
2002        $14.85      0.08          (0.61)       (0.53)     (0.08)          (2.53)           (2.61)
2001(3)     $14.23      0.05           0.59         0.64      (0.02)             --            (0.02)
--------------------------------------------------------------------------------------------------------
Constellation Clover Small Cap Value Fund - Class I Shares
--------------------------------------------------------------------------------------------------------
2005        $23.76     (0.14)          4.01         3.87          --              --              --
2004(1)     $19.23     (0.01)          4.57         4.56       (0.03)             --           (0.03)
2003        $15.20      0.01           4.04         4.05       (0.02)(4)          --           (0.02)
2002        $16.69      0.06          (1.50)       (1.44)      (0.05)             --           (0.05)
2001(5)     $16.36      0.10           1.67         1.77       (0.05)          (1.39)          (1.44)
--------------------------------------------------------------------------------------------------------
Constellation Clover Core Fixed Income Fund - Class I Shares
--------------------------------------------------------------------------------------------------------
2005        $10.27      0.42          (0.19)        0.23       (0.42)          (0.14)          (0.56)
2004(1)     $10.40      0.43          (0.13)        0.30       (0.43)             --           (0.43)
2003        $10.55      0.45          (0.10)        0.35       (0.47)          (0.03)          (0.50)
2002        $10.20      0.52           0.35         0.87       (0.52)             --           (0.52)
2001(6)     $ 9.62      0.54           0.58         1.12       (0.54)             --           (0.54)
--------------------------------------------------------------------------------------------------------
Constellation Clover Income Plus Fund - Class II Shares
--------------------------------------------------------------------------------------------------------
2005(7)     $10.00      0.12           0.08         0.20       (0.12)             --           (0.12)
--------------------------------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration Fixed Income Fund - Class I Shares
--------------------------------------------------------------------------------------------------------
2005(8)     $10.12      0.30          (0.03)        0.27       (0.31)             --           (0.31)
2004(1)     $10.17      0.21          (0.05)        0.16       (0.21)             --           (0.21)
2003        $10.23      0.08(9)        0.06         0.14       (0.19)          (0.01)          (0.20)
2002        $10.22      0.25           0.05         0.30       (0.29)             --           (0.29)
2001        $10.05      0.54           0.15         0.69       (0.52)             --           (0.52)

----------
+    Returns are for the period indicated and have not been annualized.

++ Inclusive of fees paid indirectly, waivers, reimbursements and expense offsets.

+++  Excludes effect of in-kind transfers and mergers.

++++ Ratio of net expenses to average net assets would have been 1.30%, if the dividend expense was excluded.

(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(2) Effective April 15, 2003, the Board of Trustees of Turner Funds approved a resolution to change the name of the Turner Midcap Value Fund to the Turner Core Value Fund and to change its principal investment strategy to a "core" approach.

(3) On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Midcap Value Fund effective May 1, 2001.

120 Constellation Funds 2005 Annual Report

                                                                    Ratio of     Ratio of
                                                      Ratio of       total          net
                                                   net expenses    expenses     investment
                                                    to average     to average     income
             Net asset                              net assets,   net assets,     (loss)
               value,                Net assets      including     including    to average   Portfolio
               end of     Total    end of period     dividend       dividend        net      turnover
               period     return       (000)         expense++      expense      assets++     rate+++
------------------------------------------------------------------------------------------------------
Constellation Clover Core Value Fund - Class I Shares
------------------------------------------------------------------------------------------------------
2005           $19.00    24.83%       $171,251       1.13%           1.13%         0.24%         75%
2004(1)        $16.51    20.75%       $ 59,714       1.08%           1.08%         0.39%         55%
2003(2)        $14.18    21.61%       $ 46,673       1.13%           1.13%         0.43%         67%
2002           $11.71    (6.37)%      $ 43,571       1.10%           1.13%         0.56%        103%
2001(3)        $14.85     4.50%       $ 41,715       1.10%           1.16%         0.30%        128%
------------------------------------------------------------------------------------------------------
Constellation Clover Small Cap Value Fund - Class I Shares
------------------------------------------------------------------------------------------------------
2005           $27.63    16.29%       $450,011       1.23%           1.23%        (0.48)%        78%
2004(1)        $23.76    23.72%       $540,278       1.22%           1.22%        (0.09)%        61%
2003           $19.23    26.66%       $394,946       1.27%           1.27%         0.08%         52%
2002           $15.20    (8.69)%      $464,576       1.26%           1.26%         0.31%         38%
2001(5)        $16.69    12.15%       $178,164       1.28%           1.28%         0.37%        120%
------------------------------------------------------------------------------------------------------
Constellation Clover Core Fixed Income Fund - Class I Shares
------------------------------------------------------------------------------------------------------
2005           $ 9.94     2.27%       $ 26,166       0.80%           0.86%         3.91%         70%
2004(1)        $10.27     2.97%       $ 32,334       0.80%           0.85%         3.94%         45%
2003           $10.40     3.37%       $ 43,391       0.78%           0.87%         4.25%         46%
2002           $10.55     8.85%       $ 42,924       0.75%           0.87%         5.03%         49%
2001(6)        $10.20    11.99%       $ 34,074       0.75%           1.01%         5.50%         34%
------------------------------------------------------------------------------------------------------
Constellation Clover Income Plus Fund - Class II Shares
------------------------------------------------------------------------------------------------------
2005(7)        $10.08     2.04%+      $  4,941       1.43%++++       2.72%         2.21%         19%
------------------------------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration Fixed Income Fund - Class I Shares
------------------------------------------------------------------------------------------------------
2005(8)        $10.08     2.67%       $305,222       0.59%           0.62%         2.93%         68%
2004(1)        $10.12     1.63%       $391,934       0.46%           0.58%         2.08%         44%
2003           $10.17     1.40%       $462,567       0.41%           0.62%         0.78%        222%
2002           $10.23     2.95%       $470,021       0.36%           0.60%         2.27%         71%
2001           $10.22     7.09%       $ 93,531       0.36%           0.87%         5.09%        119%

---------------
(4)  Includes return of capital of $0.004.

(5) On April 30, 2001, shareholders of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.

(6) On April 30, 2001, shareholders of the Clover Fixed Income Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Core Fixed Income Fund effective May 1, 2001.

(7) Commenced operations on February 28, 2005. All ratios for the period have been annualized.

(8) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information.

(9)  Based on average shares outstanding.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                      Constellation Funds 2005 Annual Report 121

Financial Statements
--------------------------------------------------------------------------------

Financial Highlights

For a share outstanding throughout each period

                                        Realized
                                          and
             Net asset       Net       unrealized                 Dividends                       Total
               value,    investment      gains      Total from    from net    Distributions     dividends
             beginning     income     (losses) on   investment   investment    from capital        and
             of period     (loss)     investments   activities     income         gains       distributions
-----------------------------------------------------------------------------------------------------------
Constellation Chartwell Short Duration Fixed Income Fund - Class I Shares
-----------------------------------------------------------------------------------------------------------
2005(1)        $10.04      0.31          (0.10)        0.21        (0.38)            --           (0.38)
2004(2)        $10.14      0.28          (0.10)        0.18        (0.28)            --           (0.28)
2003           $10.24      0.17(3)        0.05         0.22        (0.25)         (0.07)          (0.32)
2002           $10.16      0.35           0.12         0.47        (0.39)            --           (0.39)
2001           $ 9.82      0.57           0.32         0.89        (0.55)            --           (0.55)
-----------------------------------------------------------------------------------------------------------
Constellation Chartwell High Yield Fund - Class I Shares
-----------------------------------------------------------------------------------------------------------
2005           $ 5.12      0.35          (0.17)        0.18        (0.35)            --           (0.35)
2004(2)        $ 5.02      0.35           0.10         0.45        (0.35)            --           (0.35)
2003           $ 4.45      0.37           0.56         0.93        (0.36)            --           (0.36)
2002(4)        $ 5.49      0.64          (1.04)       (0.40)       (0.64)            --           (0.64)
2001           $ 8.10      0.78          (2.61)       (1.83)       (0.78)            --           (0.78)
-----------------------------------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality Stock Fund - Investor A Shares/Class II Shares
-----------------------------------------------------------------------------------------------------------
2005(5)(6)     $21.58     (0.01)         (0.43)       (0.44)          --          (1.22)          (1.22)
2004           $24.73      0.01           1.16         1.17           --          (4.32)          (4.32)
2003           $24.02     (0.07)          4.58         4.51           --          (3.80)          (3.80)
2002           $30.89     (0.08)         (6.79)       (6.87)          --             --              --
2001           $33.89     (0.12)         (2.88)       (3.00)          --             --              --
2000           $33.71     (0.06)          0.24         0.18           --             --              --
-----------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Value Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------
2005           $11.22      0.13           1.38         1.51        (0.13)            --           (0.13)
2004(2)(7)     $10.26      0.10           0.97         1.07        (0.11)            --           (0.11)
2003           $ 8.50      0.12           1.77         1.89        (0.13)            --           (0.13)
2002           $ 9.19      0.10          (0.69)       (0.59)       (0.10)            --           (0.10)
2001           $10.52      0.09          (1.33)       (1.24)       (0.09)            --           (0.09)
2000(8)        $10.00      0.01(3)        0.51         0.52           --             --              --
-----------------------------------------------------------------------------------------------------------
Constellation Pitcairn Select Value Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------
2005           $10.87      0.07           0.89         0.96        (0.07)         (0.16)          (0.23)
2004(2)(7)     $10.38      0.08           0.66         0.74        (0.09)         (0.16)          (0.25)
2003           $ 8.36      0.08           2.03         2.11        (0.09)            --           (0.09)
2002           $10.01      0.09          (1.65)       (1.56)       (0.09)            --           (0.09)
2001           $10.96      0.09          (0.95)       (0.86)       (0.09)            --           (0.09)
2000(9)        $10.00      0.02           0.95         0.97        (0.01)            --           (0.01)

----------
+    Returns are for the period indicated and have not been annualized.

++   Inclusive of fees paid indirectly, waivers and reimbursements.

+++   Excludes effect of in-kind transfers and mergers.

(1) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information.

(2) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(3)  Based on average shares outstanding.

(4) The information set forth in this table for the periods prior to May 1, 2002, is the financial data of the Penn Capital Strategic High Yield Bond Fund. Effective May 1, 2002, Turner Investment Partners, Inc. became the Fund's adviser.


122 Constellation Funds 2005 Annual Report

                                                                                 Ratio of
                                                                                    net
                                                                                investment
                                                                    Ratio of     income
             Net asset                                Ratio of        total       (loss)
               value,                 Net assets    net expenses    expenses    to average   Portfolio
               end of    Total      end of period    to average    to average       net       turnover
               period    return         (000)       net assets++   net assets    assets++     rate+++
------------------------------------------------------------------------------------------------------
Constellation Chartwell Short Duration Fixed Income Fund - Class I Shares
------------------------------------------------------------------------------------------------------
2005(1)        $ 9.87      2.12%       $112,833         0.61%         0.66%        3.18%         46%
2004(2)        $10.04      1.84%       $172,213         0.46%         0.60%        2.49%         84%
2003           $10.14      2.15%       $252,772         0.41%         0.62%        1.65%        200%
2002           $10.24      4.69%       $264,010         0.36%         0.60%        3.27%        178%
2001           $10.16      9.35%       $ 68,405         0.36%         0.72%        5.65%        104%
------------------------------------------------------------------------------------------------------
Constellation Chartwell High Yield Fund - Class I Shares
------------------------------------------------------------------------------------------------------
2005           $ 4.95      3.60%       $  6,363         0.68%         1.41%        6.85%        183%
2004(2)        $ 5.12      9.34%       $ 10,171         0.86%         1.14%        6.98%        199%
2003           $ 5.02     21.61%       $  9,408         0.76%         1.16%        7.71%        241%
2002(4)        $ 4.45     (8.05)%      $  9,432         0.68%         1.47%       12.78%        171%
2001           $ 5.49    (23.66)%      $ 13,977         0.68%         1.38%       11.18%         86%
------------------------------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality Stock Fund - Investor A Shares/Class II Shares
------------------------------------------------------------------------------------------------------
2005(5)(6)     $19.92     (2.09)%+     $ 16,140         1.25%         1.65%       (0.08)%        37%
2004           $21.58      4.73%       $ 20,959         1.30%         1.97%        0.04%          7%
2003           $24.73     19.07%       $ 35,806         1.30%         1.82%       (0.27)%        28%
2002           $24.02    (22.20)%      $ 34,963         1.29%         1.46%       (0.32)%        19%
2001           $30.89     (8.85)%      $ 51,402         1.25%         1.44%       (0.36)%        19%
2000           $33.89      0.53%       $ 62,884         1.29%         1.37%       (0.17)%        34%
------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Value Fund - Class II Shares
------------------------------------------------------------------------------------------------------
2005           $12.60     13.47%       $168,542         1.09%         1.21%        1.04%         64%
2004(2)(7)     $11.22     10.50%+      $152,202         1.02%         1.14%        1.06%         75%
2003           $10.26     22.43%       $143,641         1.01%         1.14%        1.32%         59%
2002           $ 8.50     (6.43)%      $122,391         1.02%         1.13%        1.17%         26%
2001           $ 9.19    (11.87)%      $139,767         1.00%         1.16%        0.92%         48%
2000(8)        $10.52      5.24%+      $165,823         1.00%         1.22%        0.73%         12%
------------------------------------------------------------------------------------------------------
Constellation Pitcairn Select Value Fund - Class II Shares
------------------------------------------------------------------------------------------------------
2005           $11.60      8.82%       $ 65,400         1.14%         1.24%        0.63%         94%
2004(2)(7)     $10.87      7.16%+      $ 61,817         1.03%         1.19%        0.84%        111%
2003           $10.38     25.48%       $ 58,133         1.02%         1.23%        0.86%        104%
2002           $ 8.36    (15.77)%      $ 48,455         1.02%         1.19%        0.92%        110%
2001           $10.01     (7.90)%      $ 60,986         1.00%         1.19%        0.85%        104%
2000(9)        $10.96      9.70%+      $ 62,392         1.00%         1.33%        0.95%         27%

-------------
(5) On November 8, 2004, the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc., in a tax-free reorganization. Investor A Shares were converted into Class II Shares. Subsequently, Investor B Shares were liquidated and exchanged for Class II Shares. Investor A Shares were the accounting survivor in this transaction, and as a result, its operating results for the periods prior to November 8, 2004 have been carried forward in these financial highlights. See Note 10 in Notes to Financial Statements for additional information.

(6) For the nine-month period ended September 30, 2005. All ratios for the period have been annualized. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(7) For the eleven-month period ended September 30, 2004. All ratios for the period have been annualized. The Fund changed its fiscal year end from October 31 to September 30.

(8) Commenced operations on August 4, 2000. All ratios for the period have been annualized.

(9) Commenced operations on August 11, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                      Constellation Funds 2005 Annual Report 123

Financial Statements
--------------------------------------------------------------------------------

Financial Highlights

For a share outstanding throughout each period

                                        Realized
                                          and
             Net asset       Net       unrealized                 Dividends                       Total
               value,    investment      gains      Total from    from net    Distributions     dividends
             beginning     income     (losses) on   investment   investment    from capital        and
             of period     (loss)     investments   activities     income         gains       distributions
-----------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Growth Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------
2005           $ 5.36      0.03           0.44         0.47      (0.03)              --           (0.03)
2004(1)(2)     $ 5.25        --           0.11         0.11         --.(3)           --              --
2003           $ 4.40        --           0.85         0.85         --               --              --
2002           $ 5.66     (0.01)         (1.25)       (1.26)        --.--            --              --
2001           $ 9.18     (0.03)         (3.49)       (3.52)        --               --              --
2000(4)        $10.00     (0.01)         (0.81)       (0.82)        --               --              --
-----------------------------------------------------------------------------------------------------------
Constellation Pitcairn Small Cap Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------
2005           $15.30     (0.04)          1.37         1.33         --            (0.12)          (0.12)
2004(1)(2)     $13.78     (0.04)          1.56         1.52         --.(3)           --              --
2003           $ 9.87        --.(5)       3.91         3.91         --.(3)           --              --
2002           $10.67      0.07          (0.78)       (0.71)     (0.09)              --           (0.09)
2001           $10.18      0.10           0.49         0.59      (0.10)              --           (0.10)
2000(7)        $10.00      0.02           0.16         0.18         --               --              --
-----------------------------------------------------------------------------------------------------------
Constellation Pitcairn Family Heritage(R) Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------
2005           $ 9.38      0.05           0.58         0.63      (0.05)              --           (0.05)
2004(1)(2)     $ 8.55        --           0.83         0.83         --.(3)*          --              --
2003           $ 6.97        --           1.58         1.58         --               --              --
2002           $ 7.82     (0.01)         (0.84)       (0.85)        --               --              --
2001           $ 9.87     (0.02)         (2.03)       (2.05)        --               --              --
2000(4)        $10.00     (0.01)         (0.12)       (0.13)        --               --              --
-----------------------------------------------------------------------------------------------------------
Constellation Pitcairn Taxable Bond Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------
2005           $10.77      0.43          (0.27)        0.16      (0.43)              --           (0.43)
2004(1)(2)     $10.73      0.43           0.04         0.47      (0.43)              --           (0.43)
2003           $10.47      0.51           0.26         0.77      (0.51)              --           (0.51)
2002           $10.98      0.56          (0.42)        0.14      (0.56)           (0.09)          (0.65)
2001           $10.09      0.59           0.90         1.49      (0.60)              --           (0.60)
2000(4)        $10.00      0.15           0.09         0.24      (0.15)              --           (0.15)
-----------------------------------------------------------------------------------------------------------
Constellation Pitcairn Tax-Exempt Bond Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------
2005           $10.78      0.41          (0.11)        0.30      (0.41)           (0.07)          (0.48)
2004(1)(2)     $10.77      0.39           0.05         0.44      (0.39)           (0.04)          (0.43)
2003           $10.71      0.44           0.09         0.53      (0.44)           (0.03)          (0.47)
2002           $10.60      0.44           0.12         0.56      (0.44)           (0.01)          (0.45)
2001           $10.04      0.45           0.57         1.02      (0.46)              --           (0.46)
2000(8)        $10.00      0.10           0.04         0.14      (0.10)              --           (0.10)
-----------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund - Class I Shares
-----------------------------------------------------------------------------------------------------------
2005           $ 6.80     (0.06)          1.07         1.01         --               --              --
2004(9)        $ 6.74        --           0.06         0.06         --               --              --
-----------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------
2005           $ 6.80     (0.03)          1.03         1.00         --               --              --
2004(1)(2)     $ 6.13     (0.06)          0.73         0.67         --               --              --
2003           $ 4.81     (0.04)(5)       1.36         1.32         --               --              --
2002           $ 5.55     (0.04)         (0.70)       (0.74)        --               --              --
2001           $ 9.02     (0.04)         (3.43)       (3.47)        --               --              --
2000(8)        $10.00     (0.01)         (0.97)       (0.98)        --               --              --

----------
*    Includes return capital of $0.0003.

+    Returns are for the period indicated and have not been annualized.

++   Inclusive of fees paid indirectly, waivers and reimbursements.

+++  Excludes effect of in-kind transfers and mergers.

(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(2) For the eleven-month period ended September 30, 2004. All ratios have been annualized. The Fund changed its fiscal year end from October 31 to September 30.


124 Constellation Funds 2005 Annual Report

                                                                                    Ratio of
                                                                                       net
                                                                                   investment
                                                                       Ratio of     income
                Net asset                                Ratio of        total       (loss)
                  value,                 Net assets    net expenses    expenses    to average   Portfolio
                  end of     Total     end of period    to average    to average       net       turnover
                  period     return        (000)       net assets++   net assets    assets++     rate+++
---------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Growth Fund - Class II Shares
---------------------------------------------------------------------------------------------------------
2005              $ 5.80      8.71%       $116,560       1.10%           1.23%        0.48%         56%
2004(1)(2)        $ 5.36      2.14%+      $104,528       1.02%           1.15%       ...--%         53%
2003              $ 5.25     19.32%       $ 95,724       1.01%           1.16%        0.05%         70%
2002              $ 4.40    (22.26)%      $ 82,368       1.01%           1.14%       (0.15)%        35%
2001              $ 5.66    (38.34)%      $107,141       1.00%           1.17%       (0.44)%        37%
2000(4)           $ 9.18     (8.20)%+     $174,960       1.00%           1.22%       (0.68)%         6%
---------------------------------------------------------------------------------------------------------
Constellation Pitcairn Small Cap Fund - Class II Shares
---------------------------------------------------------------------------------------------------------
2005              $16.51      8.69%       $ 95,939       1.10%           1.24%       (0.27)%       100%
2004(1)(2)        $15.30     11.03%+      $ 92,848       1.08%           1.15%       (0.26)%        72%
2003              $13.78     39.65%       $ 87,520       1.20%(6)        1.17%       (0.04)%       149%
2002              $ 9.87     (6.78)%      $ 50,096       1.28%(6)        1.38%        0.58%         93%
2001              $10.67      5.80%       $ 62,227       1.16%(6)        1.19%        0.93%         96%
2000(7)           $10.18      1.80%+      $ 67,651       1.22%(6)        1.33%        1.11%         10%
---------------------------------------------------------------------------------------------------------
Constellation Pitcairn Family Heritage(R) Fund - Class II Shares
---------------------------------------------------------------------------------------------------------
2005              $ 9.96      6.72%       $ 84,448       1.29%           1.44%        0.50%         25%
2004(1)(2)        $ 9.38      9.77%+      $ 78,103       1.23%           1.37%        0.01%         19%
2003              $ 8.55     22.67%       $ 73,490       1.23%           1.38%        0.06%         12%
2002              $ 6.97    (10.87)%      $ 66,126       1.27%           1.36%       (0.18)%        24%
2001              $ 7.82    (20.77)%      $ 77,295       1.20%           1.37%       (0.19)%        37%
2000(4)           $ 9.87     (1.30)%+     $ 98,420       1.20%           1.44%       (0.29)%         1%
---------------------------------------------------------------------------------------------------------
Constellation Pitcairn Taxable Bond Fund - Class II Shares
---------------------------------------------------------------------------------------------------------
2005              $10.50      1.50%       $ 47,969       0.89%           0.96%        4.05%         37%
2004(1)(2)        $10.77      4.42%+      $ 43,239       0.75%           0.94%        4.36%         26%
2003              $10.73      7.44%       $ 43,432       0.73%           0.97%        4.74%         24%
2002              $10.47      1.46%       $ 40,058       0.78%           0.98%        5.35%         58%
2001              $10.98     15.19%       $ 35,562       0.70%           0.99%        5.63%         54%
2000(4)           $10.09      2.36%+      $ 37,212       0.70%           1.10%        6.51%          7%
---------------------------------------------------------------------------------------------------------
Constellation Pitcairn Tax-Exempt Bond Fund - Class II Shares
---------------------------------------------------------------------------------------------------------
2005              $10.60      2.78%       $111,575       0.69%           0.82%        3.80%         38%
2004(1)(2)        $10.78      4.20%+      $113,880       0.62%           0.75%        3.97%         25%
2003              $10.77      4.96%       $111,470       0.60%           0.74%        4.06%         14%
2002              $10.71      5.41%       $115,905       0.60%           0.74%        4.19%         14%
2001              $10.60     10.30%       $113,071       0.60%           0.77%        4.35%         23%
2000(8)           $10.04      1.43%+      $ 99,187       0.60%           0.86%        4.88%         10%
---------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund - Class I Shares
---------------------------------------------------------------------------------------------------------
2005              $ 7.81     14.85%       $ 81,976       1.11%           1.19%       (0.62)%        24%
2004(9)           $ 6.80      0.89%+      $ 32,591       1.10%           1.10%       (0.79)%        11%
---------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund - Class II Shares
---------------------------------------------------------------------------------------------------------
2005              $ 7.80     14.71%       $162,999       1.36%           1.44%       (0.84)%        24%
2004(1)(2)        $ 6.80     10.93%+      $ 70,027       1.20%           1.35%       (0.95)%        11%
2003              $ 6.13     27.44%       $ 43,878       1.17%           1.45%       (0.81)%        28%
2002              $ 4.81    (13.33)%      $ 32,818       1.16%           1.43%       (0.69)%        24%
2001              $ 5.55    (38.44)%      $ 39,326       1.15%           1.43%       (0.63)%        37%
2000(8)           $ 9.02     (9.80)%+     $ 54,794       1.15%           1.50%       (0.61)%        13%

---------------
(3)  Amounts represents less than $0.01 per share.

(4) Commenced operations on August 4, 2000. All ratios for the period have been annualized.

(5)  Based on average shares outstanding.

(6) The ratio of expenses to average net assets excluding interest expense for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 2000 were 1.10%, 1.19%, 1.00% and 1.00% respectively.

(7) Commenced operations on August 25, 2000. All ratios for the period have been annualized.

(8) Commenced operations on August 11, 2000. All ratios for the period have been annualized.

(9) Commenced operations on August 27, 2004. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                      Constellation Funds 2005 Annual Report 125

Financial Statements
--------------------------------------------------------------------------------

Financial Highlights

For a share outstanding throughout each period

              Net asset                    Realized and
                value,         Net          unrealized     Total from   Dividends from   Distributions
              beginning     investment    gains (losses)   investment   net investment    from capital    Total dividends
              of period   income (loss)   on investments   activities       income           gains       and distributions
-----------------------------------------------------------------------------------------------------------------------------
Constellation TIP Small Cap Value Opportunities Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------------------------
2005            $16.21         0.02            3.76           3.78             --            (1.64)            (1.64)
2004(1)         $12.72        (0.04)           3.75           3.71             --            (0.22)            (0.22)
2003            $ 9.27        (0.01)           3.47           3.46          (0.01)              --             (0.01)
2002(2)         $10.00           --           (0.73)         (0.73)            --               --                --
-----------------------------------------------------------------------------------------------------------------------------
Constellation TIP Mid Cap Fund - Class I Shares
-----------------------------------------------------------------------------------------------------------------------------
2005(3)(4)      $13.29        (0.01)           2.47           2.46             --            (0.39)            (0.39)
2004            $12.79         0.08            2.70           2.78          (0.09)           (2.19)            (2.28)
2003(5)         $10.00         0.01            3.99           4.00             --            (1.21)            (1.21)
-----------------------------------------------------------------------------------------------------------------------------
Constellation TIP Financial Services Fund - Class I Shares
-----------------------------------------------------------------------------------------------------------------------------
2005            $13.88         0.06            2.45           2.51             --            (1.05)            (1.05)
2004(1)         $13.60        (0.04)           1.69           1.65             --            (1.37)            (1.37)
2003            $10.11        (0.02)           3.62           3.60             --            (0.11)            (0.11)
2002(6)         $16.67        (0.02)          (1.12)         (1.14)            --            (5.42)            (5.42)
2001(7)(8)      $19.76        (0.13)          (2.96)         (3.09)            --               --                --
2001            $17.19        (0.14)           3.30           3.16             --            (0.59)            (0.59)
-----------------------------------------------------------------------------------------------------------------------------
Constellation TIP Healthcare & Biotechnology Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------------------------
2005            $13.79        (0.16)           3.02           2.86             --            (0.52)            (0.52)
2004(1)         $12.31        (0.06)           1.55           1.49             --            (0.01)            (0.01)
2003            $ 9.83        (0.11)           2.59           2.48             --               --                --
2002            $11.15        (0.10)          (1.20)         (1.30)            --            (0.02)            (0.02)
2001(9)         $10.00        (0.03)           1.18           1.15             --               --                --
-----------------------------------------------------------------------------------------------------------------------------
Constellation International Equity Fund - Class II Shares
-----------------------------------------------------------------------------------------------------------------------------
2005            $ 7.06         0.07            1.64           1.71          (0.02)              --             (0.02)
2004(1)(10)     $ 6.47         0.05            0.71           0.76          (0.17)              --             (0.17)
2003            $ 5.23         0.06            1.21           1.27          (0.03)              --             (0.03)
2002            $ 6.19         0.04           (0.94)         (0.90)         (0.06)              --             (0.06)
2001            $ 9.28         0.01           (3.05)         (3.04)         (0.02)           (0.03)            (0.05)
2000(11)        $10.00        (0.01)          (0.71)         (0.72)            --               --                --
-----------------------------------------------------------------------------------------------------------------------------
Constellation Strategic Value and High Income Fund(12) - Class I Shares
-----------------------------------------------------------------------------------------------------------------------------
2005            $14.01         0.72            1.18           1.90          (0.72)           (0.98)            (1.70)
2004(1)         $12.58         0.47            1.53           2.00          (0.47)           (0.10)            (0.57)
2003(13)        $10.00         0.25            2.58           2.83          (0.25)              --             (0.25)

----------
+    Returns are for the period indicated and have not been annualized.

++   Inclusive of fees paid indirectly, waivers and reimbursements.

+++  Excludes effect of in-kind transfers and mergers.

(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(2) Commenced operations on March 4, 2002. All ratios for the period have been annualized.

(3) On April 15, 2005, the Constellation Funds acquired the assets and liabilities of the Constellation Institutional Portfolios TIP Midcap Core Portfolio in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.

(4) For the nine-month period ended September 30, 2005. All ratios for the period have been annualized. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(5) Commenced operations on January 2, 2003. All ratios for the period have been annualized.

(6) For the eleven-month period ended September 30, 2002. All ratios for the period have been annualized. The Fund changed its fiscal year end from October 31 to September 30.


126 Constellation Funds 2005 Annual Report

                                                              Ratio of        Ratio of         Ratio of net
                                              Net assets    net expenses   total expenses   investment income   Portfolio
              Net asset value,    Total     end of period    to average      to average     (loss) to average    turnover
                end of period    return         (000)       net assets++     net assets        net assets++      rate+++
-------------------------------------------------------------------------------------------------------------------------
Constellation TIP Small Cap Value Opportunities Fund - Class II Shares
-------------------------------------------------------------------------------------------------------------------------
2005               $18.35         24.32%       $ 74,235         1.46%           2.04%              0.29%           193%
2004(1)            $16.21         29.36%       $ 14,533         1.45%           1.82%             (0.23)%          272%
2003               $12.72         37.29%       $  5,740         1.40%           3.64%             (0.26)%          245%
2002(2)            $ 9.27         (7.30)%+     $    913         1.45%           6.18%              0.08%           142%
-------------------------------------------------------------------------------------------------------------------------
Constellation TIP Mid Cap Fund - Class I Shares
-------------------------------------------------------------------------------------------------------------------------
2005(3)(4)         $15.36         18.53%+      $    842         1.00%           8.23%             (0.02)%          120%
2004               $13.29         21.78%       $    410         0.90%           0.90%              0.59%           193%
2003(5)            $12.79         40.24%+      $    337         0.90%           0.90%              0.12%           141%
-------------------------------------------------------------------------------------------------------------------------
Constellation TIP Financial Services Fund - Class I Shares
-------------------------------------------------------------------------------------------------------------------------
2005               $15.34         18.27%       $ 16,393         1.58%           1.70%              0.36%           131%
2004(1)            $13.88         12.31%       $ 15,269         1.45%           1.52%             (0.24)%          103%
2003               $13.60         35.95%       $ 17,309         1.50%           1.82%             (0.22)%          139%
2002(6)            $10.11        (12.48)%+     $ 12,149         1.40%           2.16%             (0.40)%          171%
2001(7)(8)         $16.67        (15.64)%+     $ 15,554         2.29%           2.33%             (1.19)%           52%
2001               $19.76         18.20%       $ 23,341         2.11%           2.11%             (0.59)%          110%
-------------------------------------------------------------------------------------------------------------------------
Constellation TIP Healthcare & Biotechnology Fund - Class II Shares
-------------------------------------------------------------------------------------------------------------------------
2005               $16.13         21.10%       $ 59,742         1.88%           1.88%             (1.35)%          169%
2004(1)            $13.79         12.12%       $ 35,371         1.61%           1.84%             (1.10)%          163%
2003               $12.31         25.23%       $ 14,853         1.47%           1.63%             (1.16)%          274%
2002               $ 9.83        (11.66)%      $  9,288         1.87%           2.33%             (1.44)%          202%
2001(9)            $11.15         11.50%+      $  1,192         1.50%          13.70%             (0.79)%           95%
-------------------------------------------------------------------------------------------------------------------------
Constellation International Equity Fund - Class II Shares
-------------------------------------------------------------------------------------------------------------------------
2005               $ 8.75         24.19%       $127,929         1.44%           1.64%              0.80%            53%
2004(1)(10)        $ 7.06         11.97%+      $107,001         1.35%           1.60%              0.90%            62%
2003               $ 6.47         24.40%       $ 97,817         1.30%           1.60%              1.15%           128%
2002               $ 5.23        (14.68)%      $ 83,513         1.32%           1.48%              0.63%            69%
2001               $ 6.19        (32.91)%      $108,777         1.25%           1.45%              0.16%            44%
2000(11)           $ 9.28         (7.20)%+     $175,029         1.25%           1.53%             (0.37)%           10%
-------------------------------------------------------------------------------------------------------------------------
Constellation Strategic Value and High Income Fund(12) - Class I Shares
-------------------------------------------------------------------------------------------------------------------------
2005               $14.21         14.22%       $    806         0.25%           4.71%              5.51%           130%
2004(1)            $14.01         16.04%       $    706         0.25%           1.36%              3.23%           411%
2003(13)           $12.58         28.57%+      $    443         0.25%          21.93%              3.27%           397%

----------
(7) On November 12, 2001, the Titan Financial Services Fund (the "Titan Fund") exchanged all of its assets and liabilities for shares of the Turner Financial Services Fund. The Titan Fund was the accounting survivor in this transaction, and as a result, the accounting history and operating results for the periods prior to November 12, 2001 have been carried forward in these financial highlights.

(8) For the six-month period ended October 31, 2001. All ratios for the period have been annualized. The Titan Fund changed its fiscal year end from April 30 to October 31.

(9) Commenced operations on February 28, 2001. All ratios for the period have been annualized.

(10) For the eleven-month period ended September 30, 2004. All ratios have been annualized. The Fund changed its fiscal year end from October 31 to September 30.

(11) Commenced operations on August 4, 2000. All ratios for the period have been annualized.

(12) The Constellation Strategic Value and High Income Fund and its shareholders indirectly bear a pro rata share of the expenses of the underlying Constellation Funds. The expense ratios do not include such expenses. Recognition of net investment income is affected by the timing of the declaration of dividends by the Constellation Funds in which the Constellation Strategic Value and High Income Fund invests.

(13) Commenced operations on October 31, 2002. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                      Constellation Funds 2005 Annual Report 127

Notes to Financial Statements
--------------------------------------------------------------------------------
Notes to Financial Statements

September 30, 2005

1. Organization:

The Constellation Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 22 active portfolios. The financial statements included herein are those of the Constellation Clover Core Value Fund, the Constellation Clover Small Cap Value Fund, the Constellation Clover Core Fixed Income Fund, the Constellation Clover Income Plus Fund, the Constellation Chartwell Ultra Short Duration Fixed Income Fund, the Constellation Chartwell Short Duration Fixed Income Fund, the Constellation Chartwell High Yield Fund, the Constellation HLAM Large Cap Quality Stock Fund (formerly the Constellation HLAM Large Cap Quality Growth Fund), the Constellation Pitcairn Diversified Value Fund, the Constellation Pitcairn Select Value Fund, the Constellation Pitcairn Diversified Growth Fund, the Constellation Pitcairn Small Cap Fund, the Constellation Pitcairn Family Heritage(R) Fund, the Constellation Pitcairn Taxable Bond Fund, the Constellation Pitcairn Tax-Exempt Bond Fund, the Constellation Sands Capital Select Growth Fund, the Constellation TIP Small Cap Value Opportunities Fund, the Constellation TIP Mid Cap Fund, the Constellation TIP Financial Services Fund, the Constellation TIP Healthcare & Biotechnology Fund, the Constellation International Equity Fund and the Constellation Strategic Value and High Income Fund, each a "Fund" and collectively the "Funds".

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Constellation HLAM Large Cap Quality Stock Fund, the Constellation Pitcairn Select Value Fund, the Constellation Pitcairn Family Heritage(R) Fund, the Constellation Pitcairn Taxable Bond Fund, the Constellation Sands Capital Select Growth Fund, the Constellation TIP Financial Services Fund and the Constellation TIP Healthcare & Biotechnology Fund, each of which is non-diversified.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assests from operations during the reported period. Actual results could differ from those estimates.

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain and use the average of the bid and ask price from at least two independent brokers.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value


128 Constellation Funds 2005 Annual Report

Notes to Financial Statements
--------------------------------------------------------------------------------

Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price, or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the adviser, the administrator or sub-administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The Constellation International Equity Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Fair Value Committee. The Fair Value Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Committee is exceeded on a specifc day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

The assets of the Constellation Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective net asset value per share.

Security transactions and related income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage-and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

Repurchase agreements - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 100%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Securities Sold Short - As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at the time the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to


                                      Constellation Funds 2005 Annual Report 129

Notes to Financial Statements
--------------------------------------------------------------------------------

any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be held by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

Delayed delivery transactions - The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. Then purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

Foreign currency translation - The books and records of the Constellation International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Constellation International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts - The Constellation International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Constellation International Equity Fund realizes gains or losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for income tax purposes.

Foreign withholding taxes - A Fund may be subject to taxes imposed by countries in which it invests with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned. A Fund accrues such taxes when the related income is earned.

Expenses - Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Trust on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets. In addition to the Funds' direct expenses, shareholders of the Constellation Strategic Value and High Income Fund also bear a proportionate share of the underlying funds' expenses.

Classes - Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and distributions - The Constellation TIP Small Cap Value Opportunities, Constellation TIP Mid Cap, Constellation TIP Financial Services, Constellation TIP Healthcare & Biotechnology, and Constellation International Equity Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Constellation Clover Core Value, Constellation Clover Small Cap Value, Constellation Clover Income Plus, Constellation HLAM Large Cap Quality Stock, Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R),


130 Constellation Funds 2005 Annual Report

Notes to Financial Statements
--------------------------------------------------------------------------------

Constellation Sands Capital Select Growth and Constellation Strategic Value and High Income Funds declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Constellation Clover Core Fixed Income, Constellation Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income, Constellation Chartwell High Yield, Constellation Pitcairn Taxable Bond and Constellation Pitcairn Tax-Exempt Bond Funds declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

Redemption fees - Each Fund, except for the Constellation Chartwell Ultra Short Duration Fixed Income Fund, Constellation Chartwell Short Duration Fixed Income Fund and Constellation TIP Mid Cap Fund, may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. The board has approved but not implemented the redemption fee policy. There were no redemption fees collected during the year ended September 30, 2005.

3.   Transactions with affiliates:

Certain trustees and officers of the Trust are also officers of Constellation Investment Management Company, LP ("CIMCO" or the "Adviser"), Constellation Investment Distribution Company, Inc. ("CIDCO" or the "Distributor") and SEI Investments Global Funds Services ("SEI"). With the exception of the Chief Compliance Officer's fees, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and the Adviser are permitted to operate in a "Manager-of-Managers" structure.

4.   Administration, shareholder servicing, and distribution agreements:

CIMCO provides administrative services for the Funds. For its services, CIMCO receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. The fee is then allocated among the Funds on the basis of relative daily net assets.

Under a separate Sub-Administration Agreement between CIMCO and SEI, SEI provides sub-administration services to the Trust. For the year ended September 30, 2005, SEI was paid $1,378,453 for its services. Prior to April 15, 2005, PFPC Inc. provided sub-administration services to the Constellation TIP Mid Cap Fund.

CIDCO provides distribution services to the Funds under a Distribution Agreement. CIDCO also provides shareholder servicing services to the Funds under a shareholder servicing plan and agreement. Prior to November 8, 2004, the HLAM Large Cap Quality Stock Fund had a distribution fee plan.

The Constellation Clover Income Plus, Constellation HLAM Large Cap Quality Stock, Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Pitcairn Taxable Bond, Constellation Pitcairn Tax-Exempt Bond, Constellation Sands Capital Select Growth, Constellation TIP Small Cap Value Opportunities, Constellation TIP Mid Cap, Constellation TIP Healthcare & Biotechnology, Constellation International Equity and Constellation Strategic Value and High Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is eligible to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. No fees are currently being paid for distribution services. Under the Class II Plan, CIMCO currently receives fees equal to 0.25% of each Fund's Class II Shares' average daily net assets to provide or procure shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The following Funds reimbursed CIMCO for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds:

                                                                          Amount
                                                                           (000)
                                                                          ------
Constellation Clover Core Value Fund                                       $ 47
Constellation Clover Small Cap Value Fund                                   795
Constellation Clover Core Fixed Income Fund                                  18
Constellation Clover Income Plus Fund                                        --
Constellation Chartwell Ultra Short Duration Fixed Income Fund              410
Constellation Chartwell Short Duration Fixed Income Fund                    164
Constellation Chartwell High Yield Fund                                       4
Constellation HLAM Large Cap Quality Stock Fund                              --
Constellation Pitcairn Diversified Value Fund                                 4
Constellation Pitcairn Select Value Fund                                     --
Constellation Pitcairn Diversified Growth Fund                                1
Constellation Pitcairn Small Cap Fund                                         8
Constellation Pitcairn Family Heritage(R) Fund                               10
Constellation Pitcairn Taxable Bond Fund                                     --
Constellation Pitcairn Tax-Exempt Bond Fund                                  --
Constellation Sands Capital Select Growth Fund                               48
Constellation TIP Small Cap Value Opportunities Fund                         87
Constellation TIP Mid Cap Fund                                               --
Constellation TIP Financial Services Fund                                    10
Constellation TIP Healthcare & Biotechnology Fund                            65
Constellation International Equity Fund                                       3
Constellation Strategic Value and High Income Fund                            5

Amounts designated as "--" are either $0 or have been rounded to $0.


                                      Constellation Funds 2005 Annual Report 131

Notes to Financial Statements
--------------------------------------------------------------------------------

Prior to April 15, 2005, PFPC Inc. served as the transfer agent and dividend disbursing agent to the Constellation TIP Mid Cap Fund.

5.   Investment advisory agreement:

The Trust and CIMCO are parties to an Investment Advisory Agreement dated March 4, 2004 under which CIMCO receives a fee, that is calculated daily and paid monthly. For its services, CIMCO is entitled to receive base investment advisory fees at an annualized rate, based on the average daily net assets of each Fund. CIMCO has agreed to waive all or a portion of its fee and to reimburse expenses in order to keep certain Fund's "Other Expenses" from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis.

                                                                     "Other
                                                         Advisory   Expense"
                                                          (Fees)       Cap
                                                         --------   --------
Constellation Clover Core Value Fund                      0.74%       0.50%(1)
Constellation Clover Small Cap Value Fund                 0.85        0.50(1)
Constellation Clover Core Fixed Income Fund               0.45        0.35(1)
Constellation Clover Income Plus Fund                     0.80        0.50(2)
Constellation Chartwell Ultra Short Duration Fixed
   Income Fund                                            0.25        0.43(2)(3)
Constellation Chartwell Short Duration Fixed Income
   Fund                                                   0.25        0.43(2)(3)
Constellation Chartwell High Yield Fund                   0.55        0.05(2)(4)
Constellation HLAM Large Cap Quality Stock Fund           0.75        0.50(5)
Constellation Pitcairn Diversified Value Fund             0.70        0.40(6)
Constellation Pitcairn Select Value Fund                  0.70        0.45(6)
Constellation Pitcairn Diversified Growth Fund            0.70        0.40(6)
Constellation Pitcairn Small Cap Fund                     0.70        0.40(6)(7)
Constellation Pitcairn Family Heritage(R) Fund            0.90        0.40(6)
Constellation Pitcairn Taxable Bond Fund                  0.40        0.50(6)
Constellation Pitcairn Tax-Exempt Bond Fund               0.30        0.40(6)
Constellation Sands Capital Select Growth Fund -
   Class I Shares                                         0.85        0.25(6)
Constellation Sands Capital Select Growth Fund -
   Class II Shares                                        0.85        0.50(6)
Constellation TIP Small Cap Value Opportunities Fund      0.95        0.50(2)
Constellation TIP Mid Cap Fund                            0.80        0.10(8)
Constellation TIP Financial Services Fund                 1.00(9)     0.40
Constellation TIP Healthcare & Biotechnology Fund         1.00(9)     0.75
Constellation International Equity Fund                   0.95        0.50(6)(7)
Constellation Strategic Value and High Income Fund        0.10        0.15(2)

(1)  Represents a voluntary cap.

(2)  Represents a contractual cap effective through January 31, 2006.

(3) Effective January 31, 2005, the Board agreed to increase the other expense cap from 0.24% to 0.43%.

(4) Effective February 1, 2005, the Board agreed to decrease the other expense cap from 0.35% to 0.05%.

(5)  Represents a contractual cap effective through October 1, 2007.

(6)  Represents a contractual cap effective through July 31, 2007.

(7) This fee waiver obligation will be reduced by up to 0.01% to the extent that the Fund earns revenues from securities lending activities. See the Funds' Prospectus for additional information.

(8)  Represents a contractual cap effective through April 30, 2006.

(9) Represents the base fee which is subject to a performance adjustment relative to the Fund's performance relative to the performance of the Fund's benchmark.

For certain funds, the advisory fees are comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee is accrued daily and paid monthly, based on the Fund's average net assets during the current month. The performance comparison is made for a rolling 12-month period, consisting of the current month for which performance is available plus the previous 11 months. This comparison is made at the end of each month, with appropriate performance-based adjustments added to (or subtracted from) the advisory fee.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the performance period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

For the year-ended September 30, 2005, the Constellation TIP Financial Services and Constellation TIP Healthcare & Biotechnology Funds advisory fees were subject to adjustment, up or down, based on each Fund's performance relative to the performance of the Fund's benchmark.

The base advisory fee, annual adjustment rate, benchmark, and over/under performance relative to the benchmark threshold are as follows:

                          Base       Annual
                        Advisory   Adjustment                  Benchmark
                           Fee        Rate       Benchmark   Threshold(1)
                        --------   ----------   ----------   ------------
Constellation                                   S&P 500
   TIP Financial                                Financials
   Services Fund          1.00%     +/-0.25%    Index          +/-3.01%
Constellation                                   S&P 500
   TIP Healthcare &                             Healthcare
   Biotechnology Fund     1.00      +/-0.25     Index          +/-3.01

(1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Funds' benchmark performance.

During the year ended September 30, 2005, the following Funds' advisory fees were adjusted in accordance with the policy described above:

                                 Base Adviser   Performance   Net Adviser Fee
                                      Fee        Adjustment   Before Waivers
                                 ------------   -----------   ---------------
Constellation
   TIP Financial
   Services Fund                   $160,204       $28,154         $188,358
Constellation
   TIP Healthcare &
   Biotechnology Fund               427,461        62,855          490,316


132 Constellation Funds 2005 Annual Report

Notes to Financial Statements
--------------------------------------------------------------------------------

Beginning May 1, 2005, the Constellation Clover Core Value, Constellation Clover Small Cap Value, Constellation Clover Core Fixed Income, Constellation
Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income, Constellation Chartwell High Yield, Constellation TIP Small Cap Value Opportunities and Constellation Strategic Value and High Income Funds advisory fees were subject to adjustment, up or down, based on each Fund's performance relative to the performance of the Fund's benchmark.

The base advisory fee, annual adjustment rate, benchmark, and over/under performance relative to the benchmark threshold are as follows:

                                         Base       Annual
                                       Advisory   Adjustment
                                         Fees        Rate                Benchmark                     Benchmark Threshold(1)
                                       --------   ----------   --------------------------------   ------------------------------
Constellation Clover Core Value Fund   0.74%      +/-0.03125%  Russell 3000 Index                 +/-2.01 to 3.00% = +/-0.03125%
                                                  +/-0.0625                                       +/-3.01 to 4.00% = +/-0.0625%
                                                  +/-0.09375                                      +/-4.01 to 5.00% = +/-0.09375%
                                                  +/-0.125                                        +/-5.01 and above = +/-0.125%
Constellation Clover Small Cap Value   0.85       +/-0.0375    Russell 2000 Value Index           +/-2.01 to 3.00% = +/-0.0375%
   Fund                                           +/-0.075                                        +/-3.01 to 4.00% = +/-0.0750%
                                                  +/-0.1125                                       +/-4.01 to 5.00% = +/-0.1125%
                                                  +/-0.15                                         +/-5.01 and above = +/-0.15%
Constellation Clover Core Fixed        0.45       +/-0.02      Lehman Aggregate                   +/-2.01 to 3.00% = +/-0.02%
   Income Fund                                    +/-0.04      Bond Index                         +/-3.01 to 4.00% = +/-0.04%
                                                  +/-0.06                                         +/-4.01 to 5.00% = +/-0.06%
                                                  +/-0.08                                         +/-5.01 and above = +/-0.08%
Constellation Chartwell Ultra Short    0.25       +/-0.06      Merrill Lynch 3-Month              +/-0.76
   Duration Fixed Income Fund                                  U.S. Treasury Bill Index
Constellation Chartwell Short          0.25       +/-0.06      Lehman 1-3 Year U.S.               +/-1.51
   Duration Fixed Income Fund                                  Government Bond Index
Constellation Chartwell High Yield     0.55       +/-0.10      Merrill Lynch High Yield,          +/-3.01
   Fund                                                        Cash Pay Index
Constellation TIP Small Cap Value      0.95       +/-0.15      Russell 2000 Value Index           +/-3.01
   Opportunities Fund
Constellation Strategic Value and      0.10       +/-0.05      50%/50% blend of the Russell       +/-3.01
   High Income Fund                                            2000 Value Index and the Merrill
                                                               Lynch High Yield, Cash Pay Index

(1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Fund's benchmark performance.

For the period May 1 to September 30, 2005, the following Funds' advisory fees were adjusted in accordance with the policy described above:

                                   Base                    Net Adviser
                                  Adviser    Performance    Fee Before
                                    Fee       Adjustment     Waivers
                                ----------   -----------   -----------
Constellation Clover Core
   Value Fund                   $  443,157    $  32,680     $  475,837
Constellation Clover Small
   Cap Value Fund                1,688,804     (217,280)     1,471,524
Constellation Clover Core
   Fixed Income Fund                54,635           --         54,635
Constellation Chartwell Ultra
   Short Duration Fixed
   Income Fund                     342,824           --        342,824
Constellation Chartwell Short
   Duration Fixed Income Fund      124,595           --        124,595
Constellation Chartwell High
   Yield Fund                       15,235       (2,630)        12,605
Constellation TIP Small Cap
   Value Opportunities Fund        151,666        3,232        154,898
Constellation Strategic Value
   and High Income Fund                345          (38)           307


                                      Constellation Funds 2005 Annual Report 133

Notes to Financial Statements
--------------------------------------------------------------------------------

Beginning August 1, 2005, the Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Pitcairn Taxable Bond, Constellation Pitcairn Tax-Exempt Bond, Constellation Sands Capital Select Growth and Constellation International Equity Funds' advisory fees were subject to adjustment, up or down, based on each Fund's performance relative to the performance of the Fund's benchmark.

The base advisory fee, annual adjustment rate, benchmark, and over/under performance relative to the benchmark threshold are as follows:

                            Base       Annual
                          Advisory   Adjustment                     Benchmark
                             Fee        Rate        Benchmark     Threshold(1)
                          --------   ----------   -------------   ------------
Constellation
   Pitcairn Diversified                            Russell 1000
   Value Fund               0.70%     +/-0.10%     Value Index      +/-2.00%
Constellation
   Pitcairn Select                                 Russell 1000
   Value Fund               0.70      +/-0.10      Value Index      +/-3.00%
Constellation
   Pitcairn Diversified                            Russell 1000
   Growth Fund              0.70      +/-0.10      Growth Index     +/-2.00%
Constellation
   Pitcairn Small                                  Russell 2000
   Cap Fund                 0.70      +/-0.10         Index         +/-2.50%
Constellation
   Pitcairn
   Family Heritage(R)                                Wilshire
   Fund                     0.90      +/-0.10       5000 Index      +/-2.50%
Constellation                                      Lehman U.S.
   Pitcairn Taxable                                 Government
   Bond Fund                0.40      +/-0.08      Credit Index     +/-1.00%
Constellation                                         Lehman
   Pitcairn Tax-Exempt                              Municipal
   Bond Fund                0.30      +/-0.06       Bond Index      +/-1.00%
Constellation
   Sands Capital
   Select Growth                                   Russell 1000
   Fund                     0.85      +/-0.15      Growth Index     +/-2.50%
Constellation                                        MSCI All
   International                                  Country World
   Equity                                            ex-U.S.
   Fund                     0.95      +/-0.10         Index         +/-2.00

(1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Funds' benchmark performance.

For the period August 1 to September 30, 2005, the following Funds' advisory fees were adjusted in accordance with the policy described above:

                                       Base                   Net Adviser
                                      Adviser   Performance    Fee Before
                                        Fee      Adjustment     Waivers
                                     --------   -----------   -----------
Constellation Pitcairn Diversified
   Value Fund                        $195,234    $(13,701)      $181,533
Constellation Pitcairn Select
   Value Fund                          76,033      (5,451)        70,582
Constellation Pitcairn Diversified
   Growth Fund                        136,045          --        136,045
Constellation Pitcairn Small
   Cap Fund                           113,823      (8,148)       105,675
Constellation Pitcairn Family
   Heritage(R) Fund                   126,337      (6,932)       119,405
Constellation Pitcairn Taxable
   Bond Fund                           32,160      (3,249)        28,911
Constellation Pitcairn Tax-Exempt
   Bond Fund                           57,042      (5,871)        51,171
Constellation Sands Capital
   Select Growth Fund                 322,457      18,604        341,071
Constellation International
   Equity Fund                        198,848      (9,927)       188,921

Beginning December 1, 2005, January 1, 2006 and May 1, 2006, the Constellation HLAM Large Cap Quality Stock, Constellation Clover Income Plus and Constellation TIP Mid Cap Funds, advisory fees will be subject to adjustment, up or down, based on each Fund's performance relative to the performance of the Fund's benchmark. See the Funds' Prospectus and Statement of Additional Information for more information regarding the Funds' benchmark performance.

CIMCO has entered into investment sub-advisory agreements with the following parties:

Clover Capital Management, Inc.

Constellation Clover Core Value Fund
Constellation Clover Small Cap Value Fund
Constellation Clover Core Fixed Income Fund
Constellation Clover Income Plus Fund

Chartwell Investment Partners

Constellation Chartwell Ultra Short Duration Fixed Income Fund
Constellation Chartwell Short Duration Fixed Income Fund
Constellation Chartwell High Yield Fund

Hilliard Lyons Asset Management

Constellation HLAM Large Cap Quality Stock Fund

Pitcairn Investment Management

Constellation Pitcairn Diversified Value Fund
Constellation Pitcairn Select Value Fund
Constellation Pitcairn Diversified Growth Fund
Constellation Pitcairn Small Cap Fund
Constellation Pitcairn Family Heritage(R) Fund
Constellation Pitcairn Taxable Bond Fund
Constellation Pitcairn Tax-Exempt Bond Fund


134 Constellation Funds 2005 Annual Report

Notes to Financial Statements
--------------------------------------------------------------------------------

Sands Capital Management, LP.

Constellation Sands Capital Select Growth Fund

Turner Investment Partners, Inc.

Constellation TIP Small Cap Value Opportunities Fund
Constellation TIP Mid Cap Fund
Constellation TIP Financial Services Fund
Constellation TIP Healthcare & Biotechnology Fund

Oechsle International Advisors, LLC

Constellation International Equity Fund

The Boston Company Asset Management, LLC

Constellation International Equity Fund

Brandywine Asset Management, LLC

Constellation International Equity Fund

CIMCO pays sub-advisory fees to each Sub-Adviser from its advisory fee, if any. Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to Clover Capital Management, Inc., Chartwell Investment Partners, Pitcairn Investment Management, Hilliard Lyons Asset Management, Sands Capital Management, LP, Brandywine Asset Management, LLC and Turner Investment Partners, Inc. can increase or decrease depending on a Fund's performance relative to its benchmark. The sub-advisory fees paid to Oechsle International Advisors, LLC and The Boston Company Asset Management, LLC are not subject to a performance adjustment.

Prior to April 15, 2005, CIMCO received a unified management fee equal to 0.90% of the assets on an annual basis of the Constellation Institutional Portfolios TIP Midcap Core Portfolio. Under the unified fee arrangement, CIMCO was responsible for compensating any third party engaged by CIMCO to provide services under its supervision, including administrative, accounting, custodial and transfer agency services. The unified fee did not include the costs of any interest, taxes, dues, fees or similar costs, brokerage or other transaction costs, or certain extraordinary expenses.

6.   Investment transactions:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year or period ended September 30, 2005, were as follows:

                                                         Sales and
                                            Purchases   Maturities
                                              (000)        (000)
                                            ---------   ----------
Constellation Clover Core Value Fund         $144,969    $ 70,245
Constellation Clover Small Cap
   Value Fund                                 391,791     555,032
Constellation Clover Income Plus Fund           4,661         654
Constellation Chartwell High Yield Fund        11,480      14,437
Constellation HLAM Large Cap
   Quality Stock Fund                           6,560      10,958
Constellation Pitcairn Diversified
   Value Fund                                 103,598     106,174

                                                         Sales and
                                            Purchases   Maturities
                                              (000)        (000)
                                            ---------   ----------
Constellation Pitcairn Select
   Value Fund                                $ 60,465    $ 62,032
Constellation Pitcairn Diversified
   Growth Fund                                 65,955      63,100
Constellation Pitcairn Small Cap Fund          94,965      97,350
Constellation Pitcairn Family
   Heritage(R) Fund                            21,777      20,141
Constellation Pitcairn Taxable Bond Fund       22,525      17,008
Constellation Pitcairn Tax-Exempt
   Bond Fund                                   41,937      41,551
Constellation Sands Capital Select
   Growth Fund                                157,859      37,203
Constellation TIP Small Cap Value
   Opportunities Fund                         107,422      56,731
Constellation TIP Mid Cap Fund                  1,098         768
Constellation TIP Financial Services Fund      20,307      21,751
Constellation TIP Healthcare &
   Biotechnology Fund                          77,297      68,047
Constellation International Equity Fund        59,823      67,127
Constellation Strategic Value and High
   Income Fund                                  1,381       1,154

                                                     Sales and
                                                    Maturities
                             Purchases (000)           (000)
                            -----------------   ------------------
                              Gov't     Other     Gov't     Other
                            --------   ------   --------   -------
Constellation Clover Core
   Fixed Income Fund        $ 15,001   $4,987   $ 15,210   $ 9,160
Constellation Chartwell
   Ultra Short Duration
   Fixed Income Fund         132,707    4,977    165,047        --
Constellation Chartwell
   Short Duration
   Fixed Income Fund          53,585       --     80,289    11,465

7.   Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The differences are primarily due to wash sales, net operating losses, REIT adjustments, paydowns, in-kind redemptions and


                                      Constellation Funds 2005 Annual Report 135

Notes to Financial Statements
--------------------------------------------------------------------------------

adjustments due to investments in passive foreign investment companies. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                                                                  Undistributed    Accumulated
                                                                 net investment   net realized   Paid-in-
                                                                     income           gain        capital
                                                                 --------------   ------------   --------
Constellation Clover Core Value Fund                                 $    5          $  (5)      $    --
Constellation Clover Small Cap Value Fund                             2,461           (205)       (2,256)
Constellation Clover Core Fixed Income Fund                              59            (59)           --
Constellation Clover Income Plus Fund                                     2             (2)           --
Constellation Chartwell Ultra Short Duration Fixed Income Fund          271           (271)           --
Constellation Chartwell Short Duration Fixed Income Fund                790           (790)           --
Constellation HLAM Large Cap Quality Stock Fund                          10            (10)           --
Constellation Pitcairn Diversified Value Fund                            16            (16)           --
Constellation Pitcairn Select Value Fund                                  2             (2)           --
Constellation Pitcairn Diversified Growth Fund                            1             (1)           --
Constellation Pitcairn Small Cap Fund                                   261            (22)         (239)
Constellation Pitcairn Family Heritage(R) Fund                            6             (6)           --
Constellation Pitcairn Taxable Bond Fund                                 (3)             3            --
Constellation Sands Capital Select Growth Fund                        1,193             --        (1,193)
Constellation TIP Small Cap Value Opportunities Fund                     35            (35)           --
Constellation TIP Financial Services Fund                                 3             (3)           --
Constellation TIP Healthcare & Biotechnology Fund                       577           (577)           --
Constellation International Equity Fund                                 419           (419)           --
Constellation Strategic Value and High Income Fund                       --           (156)          156

The reclassifications have no impact on net assets or net asset value per share.


136 Constellation Funds 2005 Annual Report

Notes to Financial Statements
--------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the periods ended September 30, 2005 and September 30, 2004 (unless otherwise noted) were as follows (000):

                                                         Ordinary     Long-term    Tax exempt   Return of
                                                          income    capital gain     income      capital     Total
                                                         --------   ------------   ----------   ---------   -------
Constellation Clover Core Value Fund
   2005                                                  $   274       $5,107        $   --        $--      $ 5,381
   2004                                                      468        1,442            --         --        1,910
Constellation Clover Small Cap Value Fund
   2005                                                       --           --            --         --           --
   2004                                                      652           --            --         --          652
Constellation Clover Core Fixed Income Fund
   2005                                                    1,211          395            --         --        1,606
   2004                                                    1,530           --            --         --        1,530
Constellation Clover Income Plus Fund
   2005(1)                                                    51           --            --         --           51
Constellation Chartwell Ultra Short Duration Fixed
   Income Fund
   2005                                                   10,576           --            --         --       10,576
   2004                                                    8,779           --            --         --       8,779
Constellation Chartwell Short Duration Fixed Income
   Fund
   2005                                                    5,248           --            --         --        5,248
   2004                                                    5,810           --            --         --        5,810
Constellation Chartwell High Yield Fund
   2005                                                      489           --            --         --          489
   2004                                                      753           --            --         --          753
Constellation HLAM Large Cap Quality Stock Fund
   2005(2)                                                    --          956            --         --          956
   2004(3)                                                    --        3,543            --         --        3,543
   2003(3)                                                     4        5,861            --         --        5,865
Constellation Pitcairn Diversified Value Fund
   2005                                                    1,707           --            --         --        1,707
   2004(4)                                                 1,559           --            --         --        1,559
   2003(5)                                                 1,782           --            --         --        1,782
Constellation Pitcairn Select Value Fund
   2005                                                      409          882            --         --        1,291
   2004(4)                                                   492          902            --         --        1,394
   2003(5)                                                   509           --            --         --          509
Constellation Pitcairn Diversified Growth Fund
   2005                                                      536           --            --         --          536
   2004(4)                                                    46           --            --         --           46
   2003(5)                                                    --           --            --         --           --
Constellation Pitcairn Small Cap Fund
   2005                                                       --          732            --         --          732
   2004(4)                                                    --            3            --         --            3
   2003(5)                                                    17           --            --         --           17
Constellation Pitcairn Family Heritage(R) Fund
   2005                                                      418           --            --         --          418
   2004(4)                                                    38           --            --         2            40
   2003(5)                                                    --           --            --         --           --
Constellation Pitcairn Taxable Bond Fund
   2005                                                    1,946           --            --         --        1,946
   2004(4)                                                 1,725           --            --         --        1,725
   2003(5)                                                 1,858           --            --         --        1,858
Constellation Pitcairn Tax-Exempt Bond Fund
   2005                                                       27          716         4,376         --        5,119
   2004(4)                                                    41          432         4,034         --        4,507
   2003(5)                                                    12          294         4,611         --        4,917
Constellation TIP Small Cap Value Opportunities Fund
   2005                                                    1,664          326            --         --        1,990
   2004                                                      223           --            --         --          223
Constellation TIP Mid Cap Fund
   2005                                                       16            5            --         --           21
   2004(2)                                                    32           28            --         --           60
   2003(3)                                                    --           29            --         --           29
Constellation TIP Financial Services Fund
   2005                                                      754          348            --         --        1,102
   2004                                                    1,642          111            --         --        1,753
Constellation TIP Healthcare & Biotechnology Fund
   2005                                                      162        1,072            --         --        1,234
   2004                                                        5            9            --         --           14
Constellation International Equity Fund
   2005                                                      238           --            --         --          238
   2004(4)                                                 2,621           --            --         --        2,621
   2003(5)                                                   459           --            --         --          459
Constellation Strategic Value and High Income Fund
   2005                                                      112            2            --         --          114
   2004                                                      125           --            --         --          125

(1)  Commenced operations February 28, 2005.

(2) From the period January 1, 2005 through September 30, 2005. The Fund changed its fiscal year end from December 31 to September 30.

(3)  For the year ended December 31.

(4) From the period November 1, 2003 through September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(5)  For the year ended October 31.


                                      Constellation Funds 2005 Annual Report 137

Notes to Financial Statements
--------------------------------------------------------------------------------

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                           Capital       Post-
                                 Ordinary     Long-term    Tax-exempt        loss       October
                                 (income)   capital gain     income     carry forward    losses
                                 --------   ------------   ----------   -------------   -------
Constellation Clover Core
   Value Fund                     $1,767       $ 9,269        $ --        $     --      $    --
Constellation Clover Small
   Cap Value Fund                     --        60,167          --              --           --
Constellation Clover Core
   Fixed Income Fund                 174           521          --              --           --
Constellation Clover
   Income Plus Fund                   21            --          --              --          (61)
Constellation Chartwell
   Ultra Short Duration
   Fixed Income Fund                 910            --          --          (6,706)        (342)
Constellation Chartwell
   Short Duration Fixed
   Income Fund                       363            --          --          (2,090)        (986)
Constellation Chartwell
   High Yield Fund                    39            --          --         (15,071)          --
Constellation HLAM Large
   Cap Quality Stock Fund            101         3,593          --              --           --
Constellation Pitcairn
   Diversified Value Fund          3,704        10,085          --              --           --
Constellation Pitcairn
   Select Value Fund               1,911         4,224          --              --           --
Constellation Pitcairn
   Diversified Growth Fund            10            --          --         (71,911)        (241)
Constellation Pitcairn Small
   Cap Fund                           --        12,655          --              --           --
Constellation Pitcairn Family
   Heritage(R) Fund                    1            --          --         (14,860)          --
Constellation Pitcairn
   Taxable Bond Fund                 153            --          --            (473)        (126)
Constellation Pitcairn
   Tax-Exempt Bond Fund               --         1,241         358              --           --
Constellation Sands Capital
   Select Growth Fund                 --            --          --         (26,131)      (3,469)
Constellation TIP Small Cap
   Value Opportunities Fund          628         1,141          --              --           --
Constellation TIP Mid
   Cap Fund                           38            24          --              --           --
Constellation TIP
   Financial Services Fund           819         1,645          --              --           --
Constellation TIP Healthcare &
   Biotechnology Fund                955           830          --              --           --
Constellation International
   Equity Fund                     1,724            --          --         (24,106)          --
Constellation Strategic Value
   and High Income Fund                8             1          --              --           --


                                                                               Total
                                   Post-                                   distributable
                                  October     Unrealized        Other         earnings
                                 Currency    appreciation     temporary    (accumulated)
                                  losses    (depreciation)   differences      (losses)
                                 --------   --------------   -----------   -------------
Constellation Clover Core
   Value Fund                     $  --         $20,165         $  (2)        $ 31,199
Constellation Clover Small
   Cap Value Fund                    --          73,509            --          133,676
Constellation Clover Core
   Fixed Income Fund                 --             (79)          (87)             529
Constellation Clover
   Income Plus Fund                  --              98           (21)              37
Constellation Chartwell
   Ultra Short Duration
   Fixed Income Fund                 --           1,036          (910)          (6,012)
Constellation Chartwell
   Short Duration Fixed
   Income Fund                       --            (885)         (367)          (3,965)
Constellation Chartwell
   High Yield Fund                   --            (195)          (37)         (15,264)
Constellation HLAM Large
   Cap Quality Stock Fund            --           3,755            --            7,449
Constellation Pitcairn
   Diversified Value Fund            --          22,417          (310)          35,896
Constellation Pitcairn
   Select Value Fund                 --           6,431           (86)          12,480
Constellation Pitcairn
   Diversified Growth Fund           --            (138)          (10)         (72,290)
Constellation Pitcairn Small
   Cap Fund                          --          10,987            --           23,642
Constellation Pitcairn Family
   Heritage(R) Fund                  --          14,553            --             (306)
Constellation Pitcairn
   Taxable Bond Fund                 --           1,292          (150)             696
Constellation Pitcairn
   Tax-Exempt Bond Fund              --           5,818          (354)           7,063
Constellation Sands Capital
   Select Growth Fund                --          33,317            --            3,717
Constellation TIP Small Cap
   Value Opportunities Fund          --           5,111            --            6,880
Constellation TIP Mid
   Cap Fund                          --             116            --              178
Constellation TIP
   Financial Services Fund           --           2,025            --            4,489
Constellation TIP Healthcare &
   Biotechnology Fund                --           7,105            --            8,890
Constellation International
   Equity Fund                     (217)         22,242            --             (357)
Constellation Strategic Value
   and High Income Fund              --             135            (3)             141

Post-October losses represent losses realized on investment transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carry forwards may be carried forward and applied against future capital gains.


138 Constellation Funds 2005 Annual Report

Notes to Financial Statements
--------------------------------------------------------------------------------

At September 30, 2005, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (000):

                                                              Expiring September 30,
                                      -----------------------------------------------------------------------
                                      2007    2008      2009      2010      2011     2012     2013     Total
                                      ----   ------   -------   -------   -------   ------   ------   -------
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund         $ --   $   --   $    --   $   --    $    --   $6,706   $   --   $ 6,706
Constellation Chartwell Short
   Duration Fixed Income Fund           --       --        --       --         --    1,994       96     2,090
Constellation Chartwell High
   Yield Fund                          481    2,916     2,590     4,591     4,493       --       --    15,071
Constellation Pitcairn Diversified
   Growth Fund                          --       --    23,304    35,399    11,331       --    1,877    71,911
Constellation Pitcairn Family
   Heritage(R) Fund                     --    1,614     3,678     2,799     4,941       --    1,828    14,860
Constellation Pitcairn Taxable
   Bond Fund                            --       --        --       473        --       --       --       473
Constellation Sands Capital
   Select Growth Fund                   --       --     8,045    12,366     5,720       --       --    26,131
Constellation International
   Equity Fund                          --       --        --    15,580     8,526       --       --    24,106

During the year ended September 30, 2005, the following Funds utilized capital loss carryforwards to offset capital gains (000):

                                       Amount
                                      -------
Constellation Clover Small Cap
   Value Fund                         $11,559
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund              13
Constellation Chartwell High
   Yield Fund                              84
Constellation Pitcairn Diversified
   Value Fund                             172
Constellation Pitcairn Taxable
   Bond Fund                               17
Constellation Sands Capital Select
   Growth Fund                            135
Constellation International
   Equity Fund                         12,975


                                      Constellation Funds 2005 Annual Report 139

Notes to Financial Statements
--------------------------------------------------------------------------------

At September 30, 2005, the total cost of investments and securities sold short for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments and securities sold short held by the Funds were as follows (000):

                                                                               Net unrealized
                                       Federal    Unrealized     Unrealized     appreciation
                                      tax cost   appreciation   depreciation   (depreciation)
                                      --------   ------------   ------------   --------------
Constellation Clover Core
   Value Fund                         $164,754      $22,410       $ (2,245)       $20,165
Constellation Clover Small
   Cap Value Fund                      406,930       86,544        (13,035)        73,509
Constellation Clover Core
   Fixed Income Fund                    26,073          199           (278)           (79)
Constellation Clover Income
   Plus Fund                             3,243          318           (220)            98
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund          304,816        1,680           (644)         1,036
Constellation Chartwell Short
   Duration Fixed Income Fund          129,653          385         (1,270)          (885)
Constellation Chartwell
   High Yield Fund                       6,830           21           (216)          (195)
Constellation HLAM Large Cap
   Quality Stock Fund                   16,505        4,236           (481)         3,755
Constellation Pitcairn Diversified
   Value Fund                          187,299       26,326         (3,909)        22,417
Constellation Pitcairn Select
   Value Fund                           73,368        7,903         (1,472)         6,431
Constellation Pitcairn Diversified
   Growth Fund                         142,159       14,668        (14,806)          (138)
Constellation Pitcairn Small
   Cap Fund                             98,268       14,019         (3,032)        10,987
Constellation Pitcairn Family
   Heritage(R) Fund                     90,965       22,008         (7,455)        14,553
Constellation Pitcairn Taxable
   Bond Fund                            50,459        1,626           (334)         1,292
Constellation Pitcairn Tax-Exempt
   Bond Fund                           104,501        5,919           (101)         5,818
Constellation Sands Capital Select
   Growth Fund                         273,665       39,781         (6,464)        33,317
Constellation TIP Small Cap Value
   Opportunities Fund                   75,968        6,387         (1,276)         5,111
Constellation TIP Mid Cap Fund             724          122             (6)           116
Constellation TIP Financial
   Services Fund                        18,173        2,207           (182)         2,025
Constellation TIP Healthcare &
   Biotechnology Fund                   59,713        7,873           (768)         7,105
Constellation International
   Equity Fund                         105,764       23,922         (1,681)        22,241
Constellation Strategic Value
   and High Income Fund                    680          137             (2)           135


140 Constellation Funds 2005 Annual Report

Notes to Financial Statements
--------------------------------------------------------------------------------

8.   Concentrations/risks:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Constellation International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States of America, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9.   Loans of portfolio securities:

Effective February 1, 2005, the Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with PFPC, Inc. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the Board. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds are receiving an annual fee for their participation in the Lending Agreement which is allocated among participating Funds based on estimated lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings. Cash collateral received in connection with securities lending is invested in BlackRock Institutional Money Market Trust. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Prior to February 1, 2005, the Funds were parties to a separate securities lending agreement. The borrower paid the lending Fund income accrued thereon, and the Fund invested cash collateral in permissible securities, thereby earning additional income.

10.  Fund reorganization:

The Trustees of the Pitcairn Small Cap Fund unanimously approved a Plan of Reorganization which resulted in the transfer of all the assets and liabilities of the Pitcairn Small Cap Fund to the Pitcairn Small Cap Core Fund in exchange for shares of the Pitcairn Small Cap Core Fund after the close of business of October 31, 2002. The shareholders of the Pitcairn Small Cap Fund exchanged 5,536,781 shares and received 2,602,903 shares of the Pitcairn Small Cap Core Fund with an aggregate value of $25,687,425.

The value of the Pitcairn Small Cap Fund on October 31, 2002 was $25,687,425 which included $4,381,612 in unrealized depreciation and $23,046,960 in accumulated net realized losses. Upon the business combination of the Funds after the close of business on October 31, 2002, the value of the Pitcairn Small Cap Core Fund was $75,783,828. The Pitcairn Small Cap Core Fund changed its name to the Pitcairn Small Cap Fund.

The shareholders of the Turner Large Cap Value Fund, Turner Core Value Fund, Turner Small Cap Value Fund, Turner Core Fixed Income Fund, Turner Ultra Short Duration Fixed Income Fund, Turner Short Duration Fixed Income Fund, Turner High Yield Fund, Turner Small Cap Value Opportunities Fund, Turner Financial Services Fund, Turner Healthcare & Biotechnology Fund and Turner Strategic Value and High Income Fund, (each a "Turner Fund" and collectively the "Turner Funds") voted to reorganize each Turner Fund into a substantially similar series (each a "Constellation Fund" and collectively the "Constellation Funds") of Constellation Funds (the "Constellation Trust") in a tax-free reorganization effective May 10, 2004. Each shareholder received a number of shares of a Constellation Fund equal in dollar value and in the number of shares of each Turner Fund as of May 7, 2004. Each Constellation Fund has the same investment objectives and policies, and substantially the same risks, policies, restrictions and limitations, as a Turner Fund.

The shareholders of the Pitcairn Diversified Value Fund, Pitcairn Select Value Fund, Pitcairn Diversified Growth Fund, Pitcairn Small Cap Fund, Pitcairn Family Heritage(R) Fund, Pitcairn Taxable Bond Fund, Pitcairn Tax-Exempt Bond Fund, Pitcairn Select Growth Fund and Pitcairn International Equity Fund, (each a "Pitcairn Fund" and collectively the "Pitcairn Funds") voted to reorganize each Pitcairn Fund into a substantially similar series of Constellation Funds in a tax-free reorganization effective August 2, 2004. Each shareholder received a number of shares of a Constellation Fund equal in dollar value and in the number of shares of each Pitcairn Fund as of July 30, 2004. Each Constellation Fund has the


                                      Constellation Funds 2005 Annual Report 141

Notes to Financial Statements
--------------------------------------------------------------------------------

same investment objectives and policies, and substantially the same risks, policies, restrictions and limitations, as a Pitcairn Fund.

Accordingly, following completion of the reorganizations, shareholders of each Turner Fund and each Pitcairn Fund owned shares of the Corresponding Acquiring Fund as set forth in the chart below:

Turner/Pitcairn Fund                               Corresponding Aquiring Fund
--------------------                               ---------------------------
Turner Core Value Fund                             Constellation Clover Core Value Fund
Turner Small Cap Value Fund                        Constellation Clover Small Cap Value Fund
Turner Core Fixed Income Fund                      Constellation Clover Core Fixed Income Fund
Turner Ultra Short Duration Fixed Income Fund      Constellation Chartwell Ultra Short Duration Fixed Income Fund
Turner Short Duration Fixed Income Fund            Constellation Chartwell Short Duration Fixed Income Fund
Turner High Yield Fund                             Constellation Chartwell High Yield Fund
Pitcairn Diversified Value Fund                    Constellation Pitcairn Diversified Value Fund
Pitcairn Select Value Fund                         Constellation Pitcairn Select Value Fund
Pitcairn Diversified Growth Fund                   Constellation Pitcairn Diversified Growth Fund
Pitcairn Small Cap Fund                            Constellation Pitcairn Small Cap Fund
Pitcairn Family Heritage Fund                      Constellation Pitcairn Family Heritage(R) Fund
Pitcairn Taxable Bond Fund                         Constellation Pitcairn Taxable Bond Fund
Pitcairn Tax-Exempt Bond Fund                      Constellation Pitcairn Tax-Exempt Bond Fund
Pitcairn Select Growth Fund                        Constellation Sands Capital Select Growth Fund
Turner Small Cap Value Opportunities Fund          Constellation TIP Small Cap Value Opportunities Fund
Turner Financial Services Fund                     Constellation TIP Financial Services Fund
Turner Healthcare & Biotechnology Fund             Constellation TIP Healthcare & Biotechnology Fund
Pitcairn International Equity Fund                 Constellation International Equity Fund
Turner Strategic Value and High Income Fund        Constellation Strategic Value and High Income Fund

The shareholders of the Hilliard Lyons Growth Fund, Inc. approved the reorganization of the Hilliard Lyons Growth Fund, Inc. with and into the Constellation HLAM Large Cap Quality Stock Fund, a newly-formed series of the Constellation Funds in a tax-free reorganization effective November 8, 2004. Each shareholder of the Hilliard Lyons Growth Fund, Inc. Investor A Shares received a number of shares of the Constellation HLAM Large Cap Quality Stock Fund equal in dollar value and in number of shares of the Hilliard Lyons Growth Fund, Inc. as of November 5, 2004. Each shareholder of the Hilliard Lyons Growth Fund, Inc. Investor B Shares received a number of shares of the Constellation HLAM Large Cap Quality Stock Fund equal in dollar value to Hilliard Lyons Growth Fund, Inc. The Constellation HLAM Large Cap Quality Stock Fund has the same investment objective and policies, and substantially the same risks, policies, restrictions and limitations, as the Hilliard Lyons Growth Fund, Inc. Prior to November 8, 2004, the Fund offered Investor A and Investor B Shares. On November 8, 2004, the Fund converted the Investor A Shares into Class II Shares. Subsequently, the Investor B Shares were fully liquidated and exchanged for Class II Shares. Investor A Shares were the accounting survivor in this transaction.

Prior to January 28, 2005, the Constellation Chartwell Ultra Short Duration Fixed Income and Constellation Chartwell Short Duration Fixed Income Funds offered Class I and Class II Shares. On January 28, 2005, the Funds merged Class II Shares into Class I Shares.

Effective April 15, 2005, the Constellation Institutional Portfolios TIP Midcap Core Portfolio was reorganized as a seperate series of the Constellation Funds in a tax-free reorganization and was renamed the Constellation TIP Mid Cap Fund. Each shareholder received a number a shares equal in dollar value and in the number of shares of the Constellation Institutional Portfolios TIP Midcap Core Portfolio. The Constellation TIP Mid Cap Fund has the same investment objective and policies and substantially the same risks, policies, restrictions and limitations as the Constellation Institutional Portfolios TIP Midcap Core Portfolio.

11.  Subsequent Events

On November 18, 2005, CIMCO entered into an agreement to sell substantially all of its assets to Touchstone Advisors, Inc., a subsidiary of the Western & Southern Financial Group (Touchstone). On November 22, 2005, the Board of Trustees of the Trust finalized its approval of new advisory and subadvisory agreements with Touchstone that are substantially similar to agreements currently in place with CIMCO, and directed the Trust's officers to submit the agreements to shareholders of the Funds for their approval. No changes to the Funds' portfolio management teams and/or investment strategies are expected to occur. The Board of Trustees has called a meeting of the Funds' shareholders for February 10, 2006


142 Constellation Funds 2005 Annual Report

Notes to Financial Statements
--------------------------------------------------------------------------------

to vote on these and other related matters. Shareholders of record as of December 1, 2005 will be eligible to vote at the meeting.

On November 29, 2005, the Board of Trustees of the Funds met for the purpose of, among other things, considering closing 3 of the 22 Funds: Constellation TIP Financial Services Fund, Constellation Chartwell High Yield Fund and Constellation Clover Income Plus Fund. It is anticipated that these funds will close no later than January 2006.


                                      Constellation Funds 2005 Annual Report 143

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Constellation Funds:

We have audited the accompanying statements of net assets of the Constellation Clover Small Cap Value Fund, Constellation Clover Core Fixed Income Fund, Constellation Chartwell Ultra Short Duration Fixed Income Fund, Constellation Chartwell Short Duration Fixed Income Fund, Constellation Chartwell High Yield Fund, Constellation TIP Small Cap Value Opportunities Fund, Constellation TIP Financial Services Fund, Constellation TIP Healthcare & Biotechnology Fund, (collectively, the "Former Turner Funds"), the Constellation Pitcairn Diversified Value Fund, Constellation Pitcairn Select Value Fund, Constellation Pitcairn Diversified Growth Fund, Constellation Pitcairn Small Cap Fund, Constellation Pitcairn Family Heritage(R) Fund, Constellation Pitcairn Taxable Bond Fund, Constellation Pitcairn Tax-Exempt Bond Fund, Constellation Sands Capital Select Growth Fund, and Constellation International Equity Fund, (collectively, the "Former Pitcairn Funds"), the Constellation HLAM Large Cap Quality Stock Fund and Constellation TIP Mid Cap Fund, and the statements of assets and liabilities, including the schedules of investments, of the Constellation Clover Core Value Fund and the Constellation Strategic Value and High Income Fund (two former Turner Funds) and the Constellation Clover Income Plus Fund, the twenty-two funds constituting Constellation Funds (collectively, the "Constellation Funds") as of September 30, 2005, the related statements of operations for the year or period then ended, the statements of changes in net assets and financial highlights of the Former Turner Funds and Constellation Clover Income Plus Fund for each of the years or periods in the two-year period then ended, the statements of changes in net assets and financial highlights of the Former Pitcairn Funds for the year ended September 30, 2005 and the eleven month period ended September 30, 2004, and the statement of changes in net assets and financial highlights of the Constellation TIP Mid Cap Fund and the Constellation HLAM Large Cap Quality Stock Fund for the nine-month period ended September 30, 2005 and the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of Constellation Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Former Turner Funds for periods prior to September 30, 2004 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated November 13, 2003. The financial statements and financial highlights of the Former Pitcairn Funds for periods prior to September 30, 2004 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated December 12, 2003. The financial statements and financial highlights of the HLAM Large Cap Quality Stock Fund for periods presented through December 31, 2003 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 11, 2004. The financial statements and financial highlights of the Constellation TIP Mid Cap Fund for the period from January 2, 2003 through December 31, 2003 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated January 30, 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Constellation Funds as of September 30, 2005, the results of their operations for the year or period then ended, the changes in net assets and financial highlights of the Former Turner Funds and Constellation Clover Income Plus Fund for each of the years or periods in the two-year period then ended, the statements of changes in net assets and financial highlights of the Former Pitcairn Funds for the year ended September 30, 2005 and the eleven month period ended September 30, 2004, and the statements of changes in net assets and financial highlights of the Constellation TIP Mid Cap Fund and Constellation HLAM Large Cap Quality Stock Fund for the nine-month period ended September 30, 2005 and the year ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Philadelphia, Pennsylvania

November 29, 2005


144 Constellation Funds 2005 Annual Report

Notice to Shareholders (Unaudited)
--------------------------------------------------------------------------------

For shareholders that do not have a September 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2005 year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2005, each Fund is designating the following items with regard to distributions paid during the year.

                                                                                                 Dividends
                                                                                                 qualifying
                                          Long-term                                                 for
                                          (15% rate)                                             corporate
                                           capital        Ordinary      Tax-                     dividends   Qualifying      U.S.
                                            gain           income      exempt       Total       receivable    dividend    Government
                                        distributions  distributions  interest  distributions  deduction(1)   income(2)  interest(3)
                                        -------------  -------------  --------  -------------  ------------  ----------  -----------
Constellation Clover Core Value Fund        94.15%          5.85%       0.00%      100.00%         55.36%      53.93%        0.00%
Constellation Clover Small Cap
   Value Fund                                0.00%          0.00%       0.00%       00.00%          0.00%       0.00%        0.00%
Constellation Clover Large Cap
   Value Fund                                0.00%        100.00%       0.00%      100.00%         90.03%      87.18%        0.00%
Constellation Clover Core Fixed
   Income Fund                              24.24%         75.76%       0.00%      100.00%          0.00%       0.00%       11.49%
Constellation Clover Income Plus Fund        0.00%        100.00%       0.00%      100.00%        100.00%      97.70%        0.00%
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund                0.00%        100.00%       0.00%      100.00%          0.00%       0.00%        4.95%
Constellation Chartwell Short Duration
   Fixed Income Fund                         0.00%        100.00%       0.00%      100.00%          0.00%       0.00%        7.55%
Constellation Chartwell High Yield
   Fund                                      0.00%        100.00%       0.00%      100.00%          1.10%       1.10%        0.00%
Constellation HLAM Large Cap
   Quality Stock Fund                      100.00%          0.00%       0.00%      100.00%          0.00%       0.00%        0.00%
Constellation Pitcairn Diversified
   Value Fund                                0.00%        100.00%       0.00%      100.00%         62.21%      62.11%        0.00%
Constellation Pitcairn Select Value
   Fund                                     67.45%         32.55%       0.00%      100.00%         53.65%      53.12%        0.00%
Constellation Pitcairn Diversified
   Growth Fund                               0.00%        100.00%       0.00%      100.00%        100.00%     100.00%        0.00%
Constellation Pitcairn Small Cap Fund      100.00%          0.00%       0.00%      100.00%          0.00%       0.00%        0.00%
Constellation Pitcairn Family
   Heritage(R) Fund                          0.00%        100.00%       0.00%      100.00%        100.00%     100.00%        0.00%
Constellation Pitcairn Taxable
   Bond Fund                                 0.00%        100.00%       0.00%      100.00%          0.00%       0.00%       23.44%
Constellation Pitcairn Tax-Exempt
   Bond Fund                                14.00%          0.54%      85.46%      100.00%          0.00%       0.00%        0.00%
Constellation Sands Capital Select
   Growth Fund                               0.00%          0.00%       0.00%        0.00%          0.00%       0.00%        0.00%
Constellation TIP Small Cap Value
   Opportunities Fund                       16.37%         83.63%       0.00%      100.00%         10.14%       9.15%        0.00%
Constellation TIP Mid Cap Fund              25.66%         74.34%       0.00%      100.00%         15.26%       8.82%        0.00%
Constellation TIP Financial
   Services Fund                            31.58%         68.42%       0.00%      100.00%         14.57%      14.54%        0.00%
Constellation TIP Healthcare &
   Biotechnology Fund                       86.83%         13.17%       0.00%      100.00%         62.86%      62.71%        0.00%
Constellation International Equity
   Fund(4)                                   0.00%        100.00%       0.00%      100.00%          0.00%     100.00%        0.00%
Constellation Strategic Value
   and High Income Fund                      1.37%         98.63%       0.00%      100.00%         10.69%       9.81%        1.46%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended September 30, 2005, the total amount of foreign source income is $2,524,527. The total amount of foreign taxes paid is $263,849. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.


                                      Constellation Funds 2005 Annual Report 145

Trustees and Officers of the Trust (Unaudited)
--------------------------------------------------------------------------------

Interested Trustee*

John H. Grady

Address                       Constellation Investment Management Company, LP,
                              Berywn, PA 19312
Date of Birth                 6/1/61
Position held with Fund       Trustee and President; Chairman of the Board

Principal occupation(s) during past 5 years

Executive Vice President & Secretary of the Trust (2001-2004) -- CEO and Chief Compliance Officer of CIMCO (2004-present); President and Chief Compliace Officer of CIDCO (2001-present). Previously, Chief Operating Officer of Turner Investment Partners (2001-2003); and Partner, Morgan, Lewis & Bockius LLP (law firm) (October 1995 - January 2001).

Number of Portfolios in
Complex Overseen by Trustee   22

* Mr. Grady is deemed to be an "Interested Trustee" by virtue of his relationship with Constellation Investment Management Company, LP.

Independent Trustees

Ronald Filante

Address                       c/o Constellation Investment Management Company,
                              LP, Berywn, PA 19312
Date of Birth                 11/19/45
Position held with Fund       Trustee since 1996

Principal occupation(s) during past 5 years

Associate Professor of Finance, Pace University, since 1987.

Number of Portfolios in
Complex Overseen by Trustee   22

Alfred C. Salvato

Address                       c/o Constellation Investment Management Company,
                              LP, Berywn, PA 19312
Date of Birth                 1/9/58
Position held with Fund       Trustee since 1998

Principal occupation(s) during past 5 years

Associate Vice President and Treasurer, Thomas Jefferson University, since
1995.

Number of Portfolios in
Complex Overseen by Trustee   22

Janet F. Sansone

Address                       c/o Constellation Investment Management Company,
                              LP, Berywn, PA 19312
Date of Birth                 8/11/45
Position held with Fund       Trustee since 2004

Principal occupation(s) during past 5 years

Executive Director, JFS Consulting since 1999.

Number of Portfolios in
Complex Overseen by Trustee   22


146 Constellation Funds 2005 Annual Report

Trustees and Officers of the Trust (Unaudited)
--------------------------------------------------------------------------------

Executive Officers

John J. Canning

Address                       Constellation Investment Management Company, LP,
                              Berwyn, PA 19312
Date of Birth                 11/15/70
Positions held with Fund      Vice President since 2004, Chief Compliance
                              Officer from 2004 to September 30, 2005

Principal occupation(s) during past 5 years

Employed by CIMCO as Vice President and Director of Mutual Fund Administration and Operations since 2004. Previously, Assistant Director of Mutual Fund Administration and Operations, Sub-Advisory Institutional Service Product Manager for Turner Investment Partners, Inc. (investment management company) (2000-2004).

Amy D. Duling

Address                       Constellation Investment Management Company, LP,
                              Berwyn, PA 19312
Date of Birth                 7/5/67
Positions held with Fund      Vice President since 2004

Principal occupation(s) during past 5 years

Employed by CIMCO as Executive Vice President of Marketing and Product Management since 2004. Previously, National Account Director for Turner Investment Partners, Inc. (investment management company) (1999-2004).

Jocelyn Fulmor

Address                       Constellation Investment Management Company, LP,
                              Berwyn, PA 19312
Date of Birth                 3/20/75
Positions held with Fund      Vice President, Secretary and Chief Compliance
                              Officer since October 1, 2005

Principal occupation(s) during past 5 years

Employed by CIMCO as Vice President and Director of Administrative Services since 2005. Previously, Manager of Regulatory Administration at PFPC Inc. (mutual fund administrator) (July 2002-March 2005) and Investment Management Paralegal at Morgan, Lewis & Bockius LLP (law firm) (September 1997-June 2002).

Eric Kleinschmidt

Address                       SEI Investments, Oaks PA, 19456
Date of Birth                 6/16/68
Positions held with Fund      Controller and Chief Financial Officer since 2005

Principal occupation(s) during past 5 years

Employed by SEI Investments (investment management company) since July 1999.

Francis J. McAleer, Jr.

Address                       Constellation Investment Management Company, LP,
                              Berwyn, PA 19312
Date of Birth                 8/13/58
Positions held with Fund      Vice President since 2004

Principal occupation(s) during past 5 years

Employed by CIMCO as Executive Vice President of Distribution since 2004. Previously, Senior Vice President, Head of Distribution for Pilgrim Baxter & Associates (2002-2004) and Director, Head of Third Party Distribution at Merrill Lynch Investment Managers (1999-2002).

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-242-5742.


                                      Constellation Funds 2005 Annual Report 147

Shareholder Voting Results (Unaudited)
--------------------------------------------------------------------------------

There was a special meeting of shareholders held on August 19, 2005, at which the shareholders of the Constellation Sands Capital Select Growth Fund were asked to consider several proposals:

1. To approve an amendment to the fee schedule to the investment advisory agreement between the Trust, on behalf of the Fund, and Constellation Investment Management Company, LP to change the performance hurdle rate from 3.50% to 2.50%.

               Number of   % of Outstanding   % of Shares
                Shares          Shares           Voted
              ----------   ----------------   -----------
Affirmative   18,629,654         82.6%            98.4%
Against          203,615          0.9%             1.1%
Abstain           96,557          0.4%             0.5%
              18,929,826         83.9%           100.0%

2. To approve an amendment to the fee schedule to the sub-advisory agreement between Constellation Investment Management Company, LP and Sands Capital Management, Inc. to change the performance fee hurdle rate from 3.50% to 2.50%.

               Number of   % of Outstanding   % of Shares
                Shares          Shares           Voted
              ----------   ----------------   -----------
Affirmative   18,638,359         82.7%            98.5%
Against          214,989          1.0%             1.1%
Abstain           76,478          0.3%             0.4%
              18,929,826         84.0%           100.0%


148 Constellation Funds 2005 Annual Report

Investment Adviser
--------------------------------------------------------------------------------

Constellation Investment Management Company, LP
Berwyn, Pennsylvania

Distributor

Constellation Investment Distribution Company, Inc.
Berwyn, Pennsylvania

Administrator

Constellation Investment Management Company, LP
Berwyn, Pennsylvania

Legal Counsel

Morgan, Lewis & Bockius LLP
Philadelphia, Pennsylvania

Independent Registered Public Accounting Firm

KPMG LLP
Philadelphia, Pennsylvania

This report was prepared for shareholders of the Constellation Funds. It may be distributed to others only if preceded or accompanied by a Constellation Funds' prospectus, which contains detailed information. All Constellation Funds are offered by prospectus only.

The Trust files each Fund's complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, (i) via the Funds' website, www.constellationfundsgroup.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                Constellation Funds Group

                                                P.O. Box 219520
                                                Kansas City, Missouri 64105-9520
                                                1 (866) 242 5742
                                                www.constellationfundsgroup.com

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Constellation Funds has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met many of the qualifications. The Board also determined that, given the size and type of the Constellation Funds and of the nature of the accounting and valuation issues they have presented, it did not appear that the Audit Committee members lacked any necessary skills, and concluded that it was not necessary to appoint an audit committee financial expert to the Audit Committee. Finally, the Board of Trustees indicated that whether a candidate for a new or replacement Trustee position qualified as an audit committee financial expert would be given due consideration by the Board in determining whether to nominate and/or select such candidate.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $367,500          $0                $0                $389,500          $0                $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $3,500            $0                $0                $0                $0                $0
        Related
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   $0                $0                $0                $48,000           $0                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                $0                $0                $0                $0                $0
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Audit Committee's consideration of non-audit services provided by the Registrant's audit firm. The policies and procedures require pre-approving all audit and permitted non-audit services the independent auditor provides to the Registrant, and all services that the independent auditor provides to the Registrant's investment adviser(s) and advisory affiliates (whether or not directly related to the Registrant's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval. A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Registrant, its investment adviser, and advisory affiliates that provide ongoing services to the Registrant for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Registrant did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------


(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(h) The audit committee is required to pre-approve services to certain entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds. This includes services rendered to the adviser (excluding sub-advisers) and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant (hereafter referred to as "affiliates"). There were no services provided to affiliates requiring pre-approval by the committee.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Constellation Funds


By (Signature and Title)*                  \s\ John H. Grady, Jr.
                                           -------------------------------------
                                           John H. Grady, Jr., President & Chief
                                           Executive Officer

Date 12/07/05



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  \s\ John H. Grady, Jr.
                                           -------------------------------------
                                           John H. Grady, Jr., President & Chief
                                           Executive Officer


Date 12/07/05



By (Signature and Title)*                  \s\ Eric Kleinschmidt
                                           -------------------------------------
                                           Eric Kleinschmidt, Controller & Chief
                                           Financial Officer

Date 12/07/05
* Print the name and title of each signing officer under his or her signature.